File Nos. 333-138322
811-21974
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 28
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 28
HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
(Exact Name of Registrant)
Horace Mann Life Insurance Company
(Name of Depositor)
One Horace Mann Plaza, Springfield, Illinois 62715
(Address of Depositor’s Principal Executive Offices)
(217) 789-2500
(Depositor’s Telephone Number)
Donald M. Carley
One Horace Mann Plaza
Springfield, Illinois 62715
(Name and Address of Agent for Service)
Copies of Communications to:
Stephen E. Roth
Eversheds Sutherland (US) LLP
700 Sixth Street, NW Suite 700
Washington, DC 20001-3980
It is proposed that this filing will become effective:

[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2026 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	On May 1, 2026 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

[ ]	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
[ ]	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
[ ]
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

[ ]	Insurance Company relying on Rule 12h-7 under the Exchange Act
[ ]	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Qualified Group Annuity Separate Account Prospectus for
Qualified Variable Deferred Group Annuity Contract
Issued by Horace Mann Life Insurance CompanyOffered by Horace Mann Investors, Inc.
May 1, 2026
To receive prospectuses and other annuity-related documents
electronically, sign-up for eDelivery. Visit www.horacemann.comto register or log into your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the underlying fund prospectuses are also available online at www.horacemann.com/. To access this information, click on “Retirement”, then “Retirement
Education”, and “Learn More” under the “Prospectuses Online” section of the “Annuity resources library”. Then select your product.

IMPORTANT NOTICE REGARDING DELIVERY OF VARIABLE ANNUITY DOCUMENTS
Dear Client:
To help our environment and reduce the amount of paper you receive, we only send one copy of prospectuses, annual and semi-annual reports, and other documents relating to the variable annuities and their underlying investment options to households with multiple Horace Mann variable annuity clients who would be receiving the same documents. You will continue to receive separate documents relating to values and activity within specific variable annuity contracts.
You may choose to receive a separate copy of these general documents at any time by contacting us toll-free at 800-999-1030 or by mail at 1 Horace Mann Plaza, Springfield, IL 62715. Once we receive your request, we will start sending you separate copies within 30 days.
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit http://www.horacemann.com to register or log in to Your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
We appreciate your cooperation as we work to reduce the volume of paper we distribute. While we’re committed to providing you with the information you need in the format you prefer, we are always looking for ways to reduce paper use.
The Horace Mann Companies • 1 Horace Mann Plaza • Springfield, Illinois 62715-0001
217-789-2500 • www.horacemann.com

Qualified Variable Deferred Group Annuity Contract funded through Horace Mann Life Insurance Company Qualified Group Annuity Separate Account of Horace Mann Life Insurance Company
May 1, 2026
This prospectus describes a variable, qualified group annuity Contract (“Contract”) to qualified retirement plans. The Contract and Certificates issued thereunder (“Certificates”) are issued by Horace Mann Life Insurance Company (“HMLIC”) in connection with retirement plans or arrangements, which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”).
An investment in the Contract is subject to risks related to HMLIC, and any obligations (including those under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC.
The Contract is not suitable as a short-term savings vehicle and is designed for individuals seeking long-term, tax-deferred accumulation of funds. Surrender charges may apply and will reduce the value of Your Contract if You withdraw money during the surrender charge period. Taxes and penalties may also be applicable.
Participants may allocate Net Premium and Participant Account Value to the Fixed Account or to the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (“Separate Account”) that invests through each of its Subaccounts (sometimes referred to as Variable Investment Options) in a corresponding Underlying Fund. The retirement plan sponsor has the right to limit the number of funds available in its plan and may choose to exclude some of the following Underlying Funds. The Underlying Funds are listed in Appendix A: Investment Options Available Under the Contract.
In some situations We provide or offer a premium bonus rider. This bonus feature provides for a percentage of premium to be credited to all premiums We receive at Our Home Office during a specified period of time. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract and the premium bonus will never be more than 5% nor paid longer than 5 years. HMLIC may collect a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, a higher mortality and expense risk fee, a lower credited rate on the Fixed Account and/or higher surrender charges and may only be beneficial to You if You own a Certificate for a sufficient length of time. Under some circumstances, You may be worse off if Your Certificate includes this bonus feature. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time. Under this scenario, the excess will be a profit to Us.
This prospectus sets forth the information an investor should know before purchasing a Contract or a Certificate thereunder and should be kept for future reference.
If You are a new investor in the Certificate, You may cancel Your Certificate within 30 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, You will receive the greater of: (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance; or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received. We will pay the refund within 7 calendar days after We receive the Certificate. Upon return of the Certificate, it will be deemed void. You should review the prospectus, or consult with Your investment professional, for additional information about the specific cancellation terms that apply.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THISSECURITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHERGOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY
ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
PRINCIPAL AMOUNT INVESTED.
The date of this prospectus is May 1, 2026.

2

Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Participant’s interest in a Subaccount before Annuity Payments begin.
Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.
Annuitant: The person whose life determines the Annuity Payments made under a Certificate.
Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Participant Account Value on the Annuity Date, adjusted for any applicable Market Value Adjustment and less any applicable premium tax.
Annuity Date: The date Annuity Payments begin. The criteria for setting an Annuity Date are set forth in Your Certificate, and the anticipated Annuity Date is shown on the data pages of Your Certificate.
In addition, Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts must begin by April 1 following the calendar year in which the Participant reaches age 73. See “Tax Consequences --- Required Minimum Distributions.”
Annuity Payments: A series of payments beginning on the Annuity Date.
Annuity Period: The period during which Annuity Payments are made.
Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.
Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.
Certificate: The document issued to each Participant under a Contract describing the terms of the Contract and the rights and benefits of the Participant.
Certificate Account: An account established to receive a Participant’s Net Premium.
Certificate Account Value: A Certificate Account’s Fixed Account Value plus the Certificate Account’s Variable Account Value.
Certificate Anniversary: The same day and month as a Certificate Date for each succeeding year of a Certificate.
Certificate Date: The date when a Certificate becomes effective. The Certificate Date is shown on the data pages of the Certificate.
Certificate Year: A period of twelve months beginning on the Certificate Date or any Certificate Anniversary.
Contract: The group flexible premium deferred variable annuity contract this prospectus offers and the Certificates thereunder. This document describes the terms of the annuity contract, the rights of the Contract Owner and the rights and benefits of the Participants.
Contract Account: An account established to receive Contract Owner Net Premium on behalf of a Participant.
Contract Account Value: A Contract Account’s Fixed Account Value plus the Contract Account’s Variable Account Value.
Contract Owner: The entity identified as the Contract Owner on the data pages of a Certificate.
Financial Exploitation: (A) the wrongful or unauthorized taking, withholding, appropriation, or use of a Specified Adult’s funds or securities; or (B) any act or omission by a person, including through the use of a power of attorney, guardianship, or any other authority regarding a Specified Adult, to (i) obtain control, through deception, intimidation or undue influence, over the Specified Adult’s money, assets or property, or (ii) convert the Specified Adult’s money, assets or property.
FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of the National Association of Securities Dealers (“NASD”) and the member regulation, enforcement and arbitration functions of the New York Stock Exchange. (“NYSE”).
Fixed Account: An account established to receive the Net Premium, any applicable premium bonus, and the transfers allocated to the General Fixed Account and any Guarantee Period Account(s). Fixed Account money is invested along with other insurance funds in Our general account.
Fixed Account Value: The dollar value of the Fixed Account under a Certificate before Annuity Payments begin.
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Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.
Fixed Net Premium: The Net Premium allocated to the Fixed Account plus any transfers from the Variable Account, less a proportional amount for any withdrawals and transfers from the Fixed Account.
General Fixed Account: A Participant’s portion of an interest-bearing account set up to receive the Net Premium and the transfers allocated to such account under the Participant Account. The General Fixed Account is distinguished from the Guarantee Period Account option(s) of the Fixed Account.
Guarantee Period Account(s): Fixed Account option(s) that may be offered under a Certificate that provide a guaranteed interest rate for a specified period of time (“Guarantee Period”) and to which a Market Value Adjustment may apply.
HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; 800-999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.
Investment Options: The Fixed Account option(s) and the Underlying Funds in which the Subaccounts invest.
IRC: The Internal Revenue Code of 1986, as amended.
Market Value Adjustment: For any Guarantee Period Account, an increase or decrease in the surrender value or withdrawal value, a transfer amount, or in the amount applied to an annuity option. A Market Value Adjustment reflects changes in the level of prevailing current interest rates since the beginning of each Guarantee Period.
Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.
Net Premium: The premium payments paid to HMLIC under the Contract Account and Certificate Account of a Certificate, less any applicable premium tax.
Participant (You, Your): A person to whom a Certificate showing participation under a Contract has been issued.
Participant Account: An account established for each Participant to receive premium payments made by or on behalf of the Participant.
Participant Account Value: The Contract Account Value plus the Certificate Account Value, before Annuity Payments begin.
Plan: The employer-sponsored retirement plan under which a Certificate is issued, evidenced by a written Plan Document.
Plan Document: A document establishing the terms and benefits of a Plan. We are not a party to such a document.
Premium Year: A period of twelve months beginning on the date each premium payment is received in Our Home Office and on any annual anniversary of that date.
Proof of Participant’s Death: (1) A completed claimant’s statement as provided by Us; and (2a) a certified copy of the death certificate or (2b) any other proof of death satisfactory to Us, including, but not limited to, a certified copy of a decree of a court of competent jurisdiction certifying death, or a written statement by a medical doctor who attended the deceased at the time of death; and (3) any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.
Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts and the Certificates thereunder: IRC Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 457(b) eligible governmental deferred compensation plan annuity (“457(b) Contract”); and IRC Section 401(a) qualified annuity (“401(a) Contract”).
Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 457(b).
Required Minimum Distribution: The amount required to be withdrawn from Your Certificate after You reach age 73 or upon Your death. See “Tax Consequences – Required Minimum Distributions”.
Separate Account: The Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”).
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Specified Adult: A Contract Owner who is (A) a natural person age 65 and older; or (B) a natural person age 18 and older who HMLIC reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests.
Subaccount: A division of the Separate Account, which purchases shares of a corresponding Underlying Fund.
Underlying Funds, Portfolio Companies: Mutual Funds that are listed in this document and are available for investment by the Separate Account.
Unit Investment Trust (or “UIT”): A type of investment company, regulated and separately registered and regulated by the SEC under the Investment Company Act of 1940. The Separate Account is registered as a UIT. The UIT referenced in this prospectus is open-ended, meaning there can be continuous purchases of shares of the Underlying Funds. Variable Annuity Payments are deposited in the UIT and allocated to the Subaccounts each of which invests in a specified Underlying Fund, which is separately registered under the Investment Company Act of 1940.
Valuation Date: Any day on which the NYSE is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time or the close of the NYSE if earlier. We deem receipt of any Net Premium or transaction request to occur on a particular Valuation Date if We receive the Net Premium or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time or the close of the NYSE, if earlier on that day. If received at or after 3:00 p.m. Central Time or the close of the NYSE, if earlier, We deem receipt to occur on the following Valuation Date.
Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.
Variable Account: A Participant’s portion of the Separate Account set up to receive Net Premium, any applicable premium bonus and transfers allocated to the Separate Account under the Participant Account.
Variable Account Value: The dollar value of the Variable Account under a Certificate before Annuity Payments begin.
Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.
Important Information You Should Consider About the Certificate

Fees, Expenses, and Adjustments	Location in Statutory Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If You make a withdrawal from or surrender the Certificate, You may be assessed a surrender charge up to 8.0% of the amount withdrawn or surrendered. Surrender charges are applied to surrenders and withdrawals based on the date the premium payment is made and not on the effective date of the Certificate.
For example, if You make an early withdrawal, You could pay a surrender charge of up to $8,000 on a $100,000 investment.
The Contract - Deductions and Expenses - Surrender Charges
Are There Transaction Charges?	No. Aside from the charges for early withdrawals described above and potential premium taxes, there are no charges for transactions.	The Contract - Transactions
5

Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Certificate data pages for information about the specific fees You will pay each year based on the options You have elected.

The Contract -
Deductions and
Expenses -
Mortality and
Expense Risk Fee
(“M&E Fee”)

The Contract -
Deductions and
Expenses - Annual
Maintenance Fee

Additional
Information About
Fees - Annual
Portfolio Company
Expenses

	Annual Fee	Minimum	Maximum
	Base Contract	0.75% of the Participant Account Value	1.29% of the Participant Account Value
	Investment Options (Portfolio Company Fees and Expenses)	0.13% as a percentage of Portfolio Company assets.	1.29% as a percentage of Portfolio Company assets.
	Optional Benefits Available for an Additional Charge (For a Single Optional Benefit , if Elected)	0.05% as a percentage of average Participant Account Value.	0.50% as a percentage of average Participant Account Value.
Because Your Certificate is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Certificate, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Certificate, which could add surrender charges that substantially increase costs.

	LOWEST ANNUAL COST:	HIGHEST ANNUAL COST:
	$1,432	$2,983
	Assumes:	Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Contract classes and Portfolio
Company fees and expenses
●No optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
Contract classes, Portfolio
Company fees and expenses and
optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

Risks
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Certificate, including loss of principal.	Principal Risks of Investing in the Contract – Risk of Loss
Is this a Short-Term Investment?
No. This Certificate is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
Surrender charges may apply for up to 10 years. Surrender charges will reduce the value of Your Certificate if You withdraw money during the surrender charge period.The benefits of tax deferral also mean the Certificate is more beneficial to investors with a long-time horizon.
Principal Risks of Investing in the Contract – Not a Short-term Investment
6

What Are the Risks Associated with the Investment Options?
An investment in this Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Investment
Options available under the Certificate (e.g., Portfolio Companies).
Each Investment Option (including any Fixed Account Investment Option)
will have its own unique risks.
You should review these Investment Options before making an investment decision.
Location in Statutory ProspectusPrincipal Risks of Investing in the Contract – Risks Associated with Investment Options
What Are the Risks Related to the Insurance Company?
An investment in the Certificate is subject to the risks related to Horace Mann
Life Insurance Company (HMLIC). Any obligations (including under any
Fixed Account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://
www.horacemann.com/why-us/a-history-of-financial-strength.
Principal Risks of Investing in the Contract -Insurance Company Risks
Restrictions
Are There Restrictions on the Investments Options?
Yes. HMLIC reserves the right to remove or substitute Underlying Funds as
Investment Options that are available under the Certificate.
At any time before Your Certificate’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the Fixed Account of the
Certificate, subject to certain restrictions. Transfers from a Guarantee Period
Account to the General Fixed Account or to the Variable Account, or between
Guarantee Period Accounts, may be subject to a Market Value Adjustment.
We reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Participants, it will notify You in writing of any restrictions.

Horace Mann Life
Insurance
Company - The
Fixed Account -
The Separate
Account and the
Portfolio
Companies - The
Portfolio
Companies -
Selection of
Portfolio
Companies

[The Contract -
Transactions -
Transfers

The Contract -
Transactions -
Market Timing

Are There any Restrictions on Contract Benefits?
Yes. Optional benefits may not be available in all states or in all Plans.
The Premium Bonus Rider is only available at issue of the Contract and will only be included or offered if negotiated by the employer and HMLIC as part of the Contract.
You should refer to the Contract and enrollment form for the optional riders available to You.
Guaranteed Minimum Death Benefit Riders will not be issued on or after the
Participant’s70th birthday.
The Guaranteed Minimum Death Benefit Riders cannot be terminated by the
Participant or the Contract Owner after the Certificate Date.
Under certain Guaranteed Minimum Death Benefit Riders, We reserve the right to restrict allocations or transfers to the Fixed Account or any of the
Subaccounts.
The Guaranteed Minimum Death Benefit Riders may only be terminated by
Us as described in the Guaranteed Minimum Death Benefit Rider(s) attached to Your Certificate.
The Contract – Deductions and Expenses Charges for Optional Riders – Premium Bonus Ride The Contract – Death Benefit – Guaranteed Minimum Death Benefit Riders
7

	Taxes	Location in Statutory Prospectus
What Are the Certificates Tax Implications?
An investor should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the
Certificate. There is no additional tax benefit to the investor when the
Certificate is purchased through a tax-qualified plan. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
Tax Consequences - Taxation of Qualified Contracts
Conflicts of Interest
How are Investment Professionals Compensated?
Some investment professionals may receive compensation for selling a contract to investors. This compensation is typically paid in the form of commissions, but the sale of the Certificate may also count toward the investment professional’s qualification for receipt of cash and non-cash compensation related to sales incentives or contests. These investment professionals may have a financial incentive to offer or recommend the Certificate over another investment.
Other Information - Distribution of the Contract
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer an investor a new contract in place of the one he or she already owns. That investor should only exchange his or her existing contract if he or she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him or her to purchase the new contract rather than continue to own the existing contract.
The Contract - Transactions - Conversions/ Exchanges
Overview of the Certificate

What is the purpose of this Contract, and what is it designed to do?
The purpose of the Contract/Certificate is to help individuals who are seeking long-term, tax-deferred accumulation of funds. Purchasing the Contract/Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, the individual should have reasons other than tax deferral to purchase this product.
The Certificate can be used to supplement Your retirement income by providing accumulated funds that can be used for retirement or by providing a stream of income payments during the payout phase. It also offers death benefits to protect Your designated beneficiaries. This Certificate may be appropriate if You have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Investment Options.
To determine the Certificate You own, look in the bottom left-hand corner of Your Certificate for the form number. This prospectus applies to all HMLIC Contracts with a form number of IC-456 immediately followed by any combination of 3 letters and/or numbers.
How Do I Accumulate Assets in this Contract and Receive Income from the Contract?
Your Certificate has two phases: 1) an accumulation (savings) phase; and 2) a payout (income) phase.
1) Accumulation (Savings) Phase
The accumulation phase is the period of time (often several years or even decades) during which You are making premium payments into Your Certificate. To help You accumulate assets, You can invest Your premium payments in:
●
Portfolio Companies (mutual funds), a broad range of varying asset categories (such as lifecycle/target date, large company value, small company growth, and bond funds, among others). Each has its own investment strategies, investment advisers, expense ratios, and returns; and
●
a General Fixed Account option, which offers a guaranteed interest rate. The guaranteed interest rate is established at issue, but will never be less than 1%. The General Fixed Account is part of HMLIC’s general account.
●
any Guarantee Period Account available under Your Certificate. The Guarantee Period Account(s) provide a guaranteed interest rate for a specified period of time (“Guarantee Period”).
8

A list of Portfolio Companies in which You can invest is provided in Appendix A: Investment Options Companies Available Under the Contract, located in the back of the prospectus along with the type of fund, the adviser/subadviser, current expenses and performance information for each Portfolio Company.
2) Payout (Income) Phase
You can elect to annuitize Your Certificate and turn Your Participant Account Value into a stream of income payments (sometimes called Annuity Payments), at which time the accumulation phase of the Certificate ends. These payments may continue for a fixed period of years, for Your entire life, or for the longer of a fixed period or Your life. The payments may also be fixed or variable. Variable payments will vary based on the performance of the Investment Options You select.
Please note that if You annuitize, Your investments will be converted to income payments and You may no longer be able to choose to withdraw money at will from Your Certificate. All death benefits terminate upon annuitization.
What are the Primary Features and Options that this Certificate Offers?
Accessing Your money. Until You annuitize, subject to any restrictions imposed by the IRC or under the Qualified Retirement Plan, You can choose to withdraw Your Participant Account Value at any time. Although, if You withdraw early, You may have to pay a surrender charge and/or income taxes, including a penalty tax if You are younger than age 59 ½.
Loans. Loans may be available in certain Qualified Contracts if allowed by the Qualified Retirement Plan. The terms of such loans are subject to the provisions of the plan and the IRC.
Tax treatment. You can transfer money between Investment Options without tax implications, and earnings (if any) on Your investments are generally tax-deferred. You are taxed only when: (1) You make a withdrawal; (2) You receive an income payment from the Contract; or (3) upon payment of a death benefit.
Systematic Withdrawals. Before commencement of an Annuity Period, You may select systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of Required Minimum Distributions which are paid annually. As with any withdrawal, systematic withdrawals will reduce the Participant Account Value of Your Certificate.
Death benefits. Your Certificate includes a basic death benefit that will pay Your designated beneficiaries the greater of: (1) the Participant Account Value; or (2) the death benefit provided in any rider attached to the Certificate.
Guaranteed death benefit riders. The Contract Owner may select for all Participants in its Plan, or a Participant may elect, any of the optional death benefits. An additional cost is associated with each of these benefits. All of these optional benefits may not be available in all states or in all Plans and will not be issued on or after the Participant’s 70th birthday.
Premium bonus rider. In some situations, We provide or offer a premium bonus rider. This bonus feature provides for a percentage of premium to be credited to all premiums We received at Our Home Office during a specified period of time. Premium bonus amounts are treated as interest, resulting in an increase to the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. Withdrawals from Your Certificate will reduce the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract and the premium bonus will never be more than 5% nor paid longer than 5 years. HMLIC may collect a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, a higher mortality and expense risk fee, a lower credited rate on the Fixed Account and/or higher surrender charges and may only be beneficial to You if You own a Certificate for a sufficient length of time. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time.
If You are a new investor in the Certificate and exercise Your right to cancel Your Certificate within 30 days of receiving it without paying fees or penalties, You will receive the greater of: (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance; or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received.
Portfolio rebalancing and dollar cost averaging. At no additional charge, You may select portfolio rebalancing, which automatically rebalances the Investment Options You select to maintain Your chosen mix of Investment Options. Alternately, at no additional charge, You may select dollar cost averaging, which automatically transfers a specific amount of money from the Fixed Account to the Investment Options You have selected, at set intervals over a specific period of time.
9

Fees

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering or making withdrawals from the Certificate. Please refer to Your Certificate’s data page for information about the specific fees You will pay each year based on the options You have elected.
The first table describes the fees and expenses that You will pay at the time that You buy the Certificate, surrender or make withdrawals from the Certificate, or transfer Account Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Deferred Sales Load (or Surrender Charge) (as a percentage of amount surrendered)	8% Maximum Surrender Charge
Transfer Fee	None
The next table describes the fees and expenses that You will pay each year during the time that You own the Certificate (not including Portfolio Company fees and expenses).
Annual Contract Expenses
Administrative Expenses (1)	$36
Base Contract Expenses (2) (as a percentage of average Variable Account Value or Contract Account Value)	1.25%
Optional Benefit Expenses (as a percentage of average Participant Account Value))

Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium

Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest

Guaranteed Minimum Death Benefit Rider — Return of Premium

Premium Bonus Rider
0.20%(3) 0.30%(3) 0.05% 0.50%
Loan Interest	8%
(1)
We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers. We reserve the right to change the annual maintenance fee for Certificates issued in the future.
(2)
This table reflects the maximum M&E rate available under the Contract. Under a Qualified Retirement Plan, the employer may negotiate the rate with HMLIC. We have negotiated rates between 0.75% and 1.25%.
(3)
If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.
The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time that You own the Certificate. Expenses shown may change over time and may be higher or lower in the future. These amounts also include applicable platform charges if you choose to invest in certain Portfolio Companies. A complete list of Portfolio Companies available under the Certificate, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.13%	1.29%
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Example
This Example is intended to help You compare the cost of investing in the variable options with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual Certificate expenses, and Annual Portfolio Company Expenses.
The Example assumes all Certificate value is allocated to variable options. Your costs could differ from those shown below if you invest in fixed options.
The Example assumes that You invest $100,000 in the Certificate for the time periods indicated. The Example also assumes that Your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:
If You surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$11,138	$16,538	$21,005	$32,550

If You annuitize or do not surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$2,983	$9,122	$15,500	$32,550
Benefits Available Under the Contract

The following table summarizes information about the benefits available under the Contract.
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death Benefit
If You die before the
Annuity Date and
while the Certificate is
in force, pays Your
designated
beneficiaries the
greater of: (1) the
Participant Account
Value; or (2) the death
benefit provided in any
rider attached to the
Certificate.
		Standard	None	None
Guaranteed Minimum Death Benefit — Return of Premium
If You die before the
Annuity Date and
while the Certificate is
in force, pays Your
designated
beneficiaries the
greatest of: (1) the
Participant Account
Value; or (2) the death
benefit provided in any
other rider attached to
the Certificate; or (3)
the Return of Premium
Death Benefit – the
initial Net Premium
received (adjusted for
any additional Net
Premium, withdrawals
and outstanding loan
balance).
		Optional	0.05% (on an annual basis) of Your average Participant Account Value.
May not be available in
all states or in all Plans
and will not be issued
on or after the
Participant’s 70th
birthday.
This rider cannot be
terminated by the
Participant or the
Contract Owner after
the Certificate Date.
You should refer to the
Contract and
enrollment form for
the optional riders
available to You.

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Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Guaranteed Minimum Death Benefit — Step-up with Return of Premium
If You die before the
Annuity Date and
while the Certificate is
in force, pays Your
designated
beneficiaries the
greatest of: (1) the
Participant Account
Value; or (2) the death
benefit provided in any
other rider attached to
the Certificate; or (3)
the Return of Premium
Death Benefit
described above; or (4)
the Step-Up Death
Benefit – the greatest
Step-Up Anniversary
Value (adjusted for any
additional Net
Premium, withdrawals
and outstanding loan
balance).
Optional
0.20% (on an annual
basis) of Your average
Participant Account
Value.
If both the Guaranteed
Minimum Death
Benefit
Rider — Step-up with
Return of Premium
and the Guaranteed
Minimum Death
Benefit
Rider — Return of
Premium with Interest
are selected, the total
annual charge for both
riders will not exceed
0.40% (on an annual
basis) of Your average
Participant Account
Value.

May not be available in
all states or in all Plans
and will not be issued
on or after the
Participant’s 70th
birthday.
This rider cannot be
terminated by the
Participant or the
Contract Owner after
the Certificate Date.
We reserve the right to
restrict allocations or
transfers to the Fixed
Account or any of the
Subaccounts.
You should refer to the
Contract and
enrollment form for
the optional riders
available to You.

Guaranteed Minimum Death Benefit — Return of Premium with Interest
If You die before the
Annuity Date and
while the Certificate is
in force, pays Your
designated
beneficiaries the
greatest of: (1) the
Participant Account
Value; or (2) the death
benefit provided in any
other rider attached to
the Certificate; or (3)
the Return of Premium
with Interest Death
Benefit – Net premium
(adjusted for any
additional Net
Premium, withdrawals
and outstanding loan
balance) accumulated
at 5% interest prior to
and upon the
Certificate
Anniversary
immediately following
the Participant’s
attainment of age 80.
Optional
0.30% (on an annual
basis) of Your average
Participant Account
Value.
If both the Guaranteed
Minimum Death
Benefit
Rider — Step-up with
Return of Premium
and the Guaranteed
Minimum Death
Benefit
Rider — Return of
Premium with Interest
are selected, the total
annual charge for both
riders will not exceed
0.40% (on an annual
basis) of Your average
Participant Account
Value.

May not be available in
all states or in all Plans
and will not be issued
on or after the
Participant’s 70th
birthday.
This rider cannot be
terminated by the
Participant or the
Contract Owner after
the Certificate Date.
We reserve the right to
restrict allocations or
transfers to the Fixed
Account or any of the
Subaccounts.
You should refer to the
Contract and
enrollment form for
the optional riders
available to You.

Premium Bonus	Provides for a credit of a percentage of premium We receive at Our Home Office	Optional	0.50% (on an annual basis) of Your average Participant Account Value.	May not be available in all states or in all Plans.
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Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
during the period of time specified in Your Certificate.
This rider will only be
included or offered if
negotiated by the
employer and HMLIC
as part of the Contract.
You should refer to the
Contract and
enrollment form for
the optional riders
available to You.
The premium bonus
will never exceed 5%
and will never be paid
longer than 5 years.

Portfolio Rebalancing	Automatically rebalances the Investment Options You select (either quarterly, semiannually or annually)to maintain Your chosen mix of Investment Options.	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Dollar Cost Averaging	Automatically transfers a specific amount of money from the Investment Options You have selected, at set intervals over a specific period of time.	Standard	None	Cannot use with the portfolio rebalancing option. Only available during the accumulation phase. Subject to portfolio restrictions.
Systematic Withdrawals
Automatically
withdraws money
(either monthly,
quarterly, semi-
annually or annually)
from the Investment
Options You select.
The amount of the
withdrawals are
determined by the
systematic withdrawal
option You select.
		Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Buying the Contract

How Do I Purchase the Qualified Variable Deferred Group Annuity Contract?
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Employers may purchase the Contract and Participants may purchase Certificates thereunder. To purchase a Certificate, You must complete an application bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 457(b) and 401(a) Certificates the employer will purchase the Certificate on behalf of the employee/Participant, but the Participant will be required to complete an enrollment form and client profile form in those instances, when the purchase of this product was the result of a recommendation.
How Much Can I Contribute and How are My Contributions Invested?
Your premium payments will be invested in the Investment Options that You choose.
Qualified Policies (Purchased using pre-tax dollars)
Minimum Initial Annual Premium	$300 annually
Minimum Subsequent Annual Premiums	$300 annually
Maximum Subsequent Premiums (per Certificate Year after 1st Certificate Anniversary)	As permitted by IRS regulations
Maximum Total Premiums	$1,000,000 without Our prior approval
After Your initial premium payment, You are not required to make any additional premium payments under Your Certificate.
When Will Any Premium Payments that I Make be Credited to My Account?
Net Premium payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). The minimum premium payment for the Certificate is $25 per month or $300 per year. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval.
If a registered representative recommended and completed the enrollment form and associated forms, the appropriate broker-dealer has approved the suitability and best interest of the sale, Your enrollment form is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Certificate within two business days of its receipt, and credit Your initial Net Premium to Your Certificate.
If an incomplete enrollment form is received, HMLIC will promptly request additional information needed to process the enrollment form. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
Allocation of Net Premiums—When You complete Your enrollment form, You will give Us instructions on how to allocate Your Net Premium payments among the Fixed Account and/or the available Subaccounts. If an incomplete enrollment form is received, HMLIC will promptly request additional information needed to process the enrollment form. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by You. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by You. The amount You direct to a particular Subaccount or to the Fixed Account must be in whole number percentages from 5% to 100% of the Net Premium payment. If You make additional premium payments, We will allocate the Net Premiums in the same manner as Your initial Net Premium payment. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form.
Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Your premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Portfolio Company, expenses and the deduction of certain charges under the Certificate.
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the NYSE if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
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Making Withdrawals: Accessing the Money in Your Contract

Can I Access the Money in My Account During the Asset Accumulations (Savings) Phase?
Yes. However, withdrawal of Account Value from Qualified Contracts are subject to any restrictions imposed by the IRC or under the Qualified Retirement Plan. If not restricted by the IRC or Qualified Retirement Plan under which the Certificate is issued, You may surrender the Certificate or withdraw part of Your Participant Account Value for cash before Annuity Payments begin.
What is the Process to Request a Withdrawal of Money from My Certificate?
You may request a surrender or a partial withdrawal by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Participant. A Participant may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com.
When credited, premium bonus amounts are treated as interest, resulting in an increase to the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit.For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the Fixed Account and the Subaccount(s), each in proportion to their share of the sum of the Participant Account Value in these accounts. Your Participant Account Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes and may be subject to a Market Value Adjustment. Withdrawals from the Certificate will reduce the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. We may use any proceeds from surrender charges associated with the bonus to recoup the amount of any premium bonus paid. Any partial withdrawal is subject to a $100 minimum and may not reduce the Participant’s Account Value to less than $100.
The surrender or partial withdrawal of Variable Account Value (including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value. Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date following the receipt of such request in good form at Our Home Office. HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form for a partial withdrawal or surrender.
Can I Access the Money in My Account During the Annuity (Income) Phase?
You will receive payments under the Annuity Payment option You select. However, You generally may not take any other withdrawals.
Principal Risks of Investing in the Contract
Risk of Loss—The Certificate involves investment risk, including the loss of the principal amount invested.
Not a Short-term Investment—The Certificate is not suitable as a short-term savings vehicle. It is designed for individuals seeking long-term, tax-deferred accumulation of funds. Surrender charges may apply for up to 10 years. Surrender charges will reduce the value of Your Certificate if You withdraw money during the surrender charge period. Purchasing the Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, You should have reasons other than tax deferral to purchase this product.
Risks Associated with Investment Options—There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager. Past performance does not guarantee how the Underlying Funds will perform in the future. Your investments in Underlying Funds will fluctuate and You could lose money.
Premium Bonus Risk—In some situations We provide or offer a premium bonus rider. This bonus feature provides for a percentage of premium to be credited to all premiums We receive at Our Home Office during a specified period of time. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract and the premium bonus will never be more than 5% nor paid longer than 5 years. HMLIC may collect a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, a higher mortality and expense risk fee, a lower credited rate on the Fixed Account and/or higher surrender charges and may only be beneficial to You if You own a Certificate for a sufficient length of time. Under some circumstances, You may be worse off if Your Certificate includes this bonus
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feature. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time. Under this scenario, the excess will be a profit to Us. Premium bonus amounts are treated as interest, resulting in an increase to the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. Withdrawals from Your Certificate will reduce the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. If You are a new investor in the Certificate and exercise Your right to cancel Your Certificate within 30 days of receiving it without paying fees or penalties, You will receive the greater of: (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance; or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received.
Insurance Company Risks—An investment in the Certificate is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength.
Limitation on Access to Cash Value Through Withdrawals—Unless restricted by the IRC, or the terms of any Qualified Retirement Plan under which Qualified Contracts are issued (if applicable), You may at any time before the Annuity Date surrender Your Certificate in whole or withdraw in part for cash. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Certificate. The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts and Qualified Retirement Plans. Values may not be withdrawn from Qualified Contracts except under certain circumstances.
Premium payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions) and employer amounts are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the Contract. Except for qualified distributions from Roth-type accounts or after-tax premium payments, Contract benefits will be subject to ordinary income taxes when received in accordance with Section 72 of the IRC. Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the Qualified Retirement Plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts begin by April 1, following the calendar year in which the Contract Owner reaches age 73.
Significant Events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations being less efficient than under normal circumstances and lead to delays in Our issuing Certificates and processing of other Certificate-related transactions, including orders from Participants. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Certificate-related transactions, impact Our ability to calculate Certificate value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolio Companies invest, which may cause the Portfolio Companies underlying Your Certificate to lose value. There can be no assurance that We, the Portfolio Companies or Our service providers will avoid losses affecting Your Certificate due to a natural disaster or catastrophe.
The Contract
Who owns the money accumulated under the Contract?
Under the Contract, We may establish one or more accounts for You. Generally, We establish a Certificate Account to receive salary reduction and rollover amounts and a Contract Account to receive employer amounts. You have the right to the value of Your Certificate Account and any Contract Account established on Your behalf.
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Participants’ Rights
The Contract and the Certificates thereunder will be issued under a Qualified Retirement Plan, as defined in this prospectus, and are subject to certain tax restrictions. See “Tax Consequences.”
For Qualified Contracts, the Participant may be required to forego certain rights granted by the Certificate and should refer to the provisions of his or her Certificate, the provisions of the Plan and/or applicable provisions of the IRC. Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401(a) are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract. For example, an employer’s 403(b) plan may not allow loans, may not permit Roth contributions, and may restrict withdrawals under certain circumstances.
Unless otherwise provided by law, and subject to the terms of any governing Plan, or to the rights of any irrevocable beneficiary, the Participant may exercise all privileges of ownership, as defined in the Certificate. These privileges include the right during the period specified in the Certificate to change the beneficiary, and to agree to a modification of the Certificate terms. When multiple Certificate numbers, with the same first nine digits in the Certificate numbers, are used to segregate multiple sources of funds for a Participant, such as employee versus employer, beneficiaries must be consistent for all such Certificate numbers, and the death benefit will be determined as the aggregate death benefit for all such Certificate numbers. No designation or change in designation of a beneficiary will take effect unless We receive written request therefor at Our Home Office or the Participant completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive it in good form (sufficiently clear so that We do not need to exercise discretion to follow such instructions), subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Certificate issued under a Qualified Retirement Plan is generally prohibited.
On the Annuity Date, the Participant has the right to select fixed or Variable Annuity Payment options or a combination of both. See the Certificate for details regarding Fixed Annuity Payments.
The Participant named on the data pages of the Certificate is the Annuitant and the person on whose life Annuity Payments are based.
The beneficiary(ies) will be the person(s) designated by You and named as such in the enrollment form, unless later changed. The beneficiary(ies) will receive their portion of the death benefit or under certain circumstances, their portion of any remaining guaranteed Annuity Payments. It is important that you periodically review your current beneficiaries on file at HMLIC to assure Your beneficiary designations reflect Your current intent.
If You do not name a beneficiary or if the beneficiary named is no longer living, the beneficiary(ies) will be: (1) Your spouse if living, otherwise; (2) Your children equally, if living, otherwise; (3) Your estate.
We will pay multiple beneficiaries according to the most recent written instructions we have received from You at our Home Office. If We do not have any written instructions, We will pay the death benefit or any remaining Annuity Payments in equal shares to the beneficiaries. If there is more than one beneficiary in a class and one of the beneficiaries predeceases You, We will pay the death benefit or any remaining Annuity Payments in equal shares to the surviving beneficiaries in that class, unless otherwise specified by You.
Purchasing a Certificate
To purchase a Certificate, You must complete an enrollment form bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 403(b), 457(b) and 401(a) Plans the employer will purchase the Certificate on behalf of the employee/Participant, but the Participant will still be required to complete an enrollment form and client profile form in those instances, when the purchase of this product was the result of a recommendation.
Enrollment forms are to be sent to Our Home Office. If a registered representative recommended and completed the enrollment form and associated forms, the appropriate broker-dealer has approved the suitability and best interest of the sale, Your enrollment form is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Certificate within two business days of receipt, and credit Your initial Net Premium to Your Certificate. We deem receipt to occur on a Valuation Date if We receive Your properly completed enrollment form and premium payment at Our Home Office before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier). If received at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We deem receipt to occur on the following Valuation Date.
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If an incomplete enrollment form is received, HMLIC will promptly request additional information needed to process the enrollment form. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the Participant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the Participant.
Although We do not anticipate delays in Our receipt and processing of enrollment forms or premium payments, We may experience such delays to the extent agents fail to forward enrollment forms and premium payments to Our Home Office on a timely basis.
Canceling the Certificate
You have the right to cancel the Certificate for any reason within 30 days after You receive the Certificate. In some states, this cancellation period may be longer. To cancel a Certificate, You must provide written notice of cancellation and return the Certificate to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of: (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance; or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received. We will pay the refund within 7 calendar days after We receive the Certificate. Upon return of the Certificate, it will be deemed void.
Premium Payments
Amount and Frequency of Premium Payments—Net Premium allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). Any Net Premium received and considered to be in good form will be credited on the Valuation Date of receipt. We deem receipt to occur on a Valuation Date if We receive premium at Our Home Office before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier) on that day. If received at or after 3:00 p.m. Central Time, (or after the close of the New York Stock Exchange, if earlier), We deem receipt to occur on the following Valuation Date. HMLIC pays a premium bonus under Certificates to which the premium bonus rider is attached. See “Charges for Optional Riders —Premium Bonus Rider”, below. Premium bonus amounts are treated as interest, resulting in an increase to the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. The minimum premium payment for the Certificate is $25 per month or $300 per year. HMLIC limits the maximum cumulative premium to $1 million, without Our prior approval. After Your initial premium payment, You are not required to make any additional premium payments under Your contract.
The IRC limits the amounts that may be contributed to Qualified Retirement Plans. See “Tax Consequences - Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”
Allocation of Net Premium—When You complete Your enrollment form, You will give Us instructions on how to allocate Your Net Premium among the Investment Options. If an incomplete enrollment form is received, HMLIC will promptly request additional information needed to process the enrollment form. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by You. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by You. The amount You direct to a particular Investment Option must be in whole number percentages from 5% to 100% of the Net Premium. If You make additional premium payments, We will allocate the Net Premium in the same manner as Your initial Net Premium unless You change the allocation percentages. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. The Participant may request a change of allocation at any time.
On and after May 1, 2019, no new premium allocations are allowed to the following Subaccounts:
Lord Abbett Series Developing Growth Portfolio
Fidelity VIP Overseas Portfolio SC2
Templeton Global Bond VIP Fund Class 4
On and after May 1, 2026, no new premium allocations are allowed to the following Subaccount:
Fidelity Real Estate Portfolio SC 2
Accumulation Units and Accumulation Unit Value—Net Premium allocated to the Separate Account is credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the
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payment at Our Home Office. The investment experience of the Portfolio Company(ies), expenses and the deduction of certain charges under the Contract affect accumulation unit value and/or the number of accumulation units. If Portfolio Company expenses are higher, You may not be able to purchase as many units. If Portfolio Company expenses are lower, You may be able to purchase more units. The deduction of Certificate charges will reduce your number of Accumulation Units which also impacts your Participant Account Value.
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (at or after the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:
●
the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
●
plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
●
minus the dollar amount of the M&E Fee and applicable rider charges We deduct for each day in the Valuation Period;
●
divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.
Transactions
Good Form—The information in this prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.
Transfers—Subject to the restrictions, set forth below and the market timing restrictions (see “Market Timing”) You may transfer amounts from one Subaccount to another, and to and from the Fixed Account of the Certificate, at any time before the Annuity Date. We reserve the right to limit transfers from the General Fixed Account before the Annuity Date as follows and, therefore, You should carefully consider whether investment in the General Fixed Account meets Your investment criteria:
●
No more than 25% of the General Fixed Account value can be transferred to one or more Guarantee Period Accounts or Subaccounts during a 365 day period.
●
If a request to transfer the total General Fixed Account value to one or more Guarantee Period Accounts or Subaccounts is received, the General Fixed Account value will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the year of the final transfer.
Transfers from the Guarantee Period Accounts may be subject to a Market Value Adjustment. See Your Certificate for details.
We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of a Portfolio Company for example when a Portfolio Company is not able to provide Us with its net asset value per share on a daily basis. We reserve the right to terminate the transfer privilege at any time for all Participants. We also reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.
You may transfer value from one existing Investment Option into other Investment Options. We reserve the right to limit the number of Investment Options You can choose to transfer into. The minimum amount that can be transferred is $100 or the entire dollar value of the Investment Option, whichever is less. A transfer may not leave an Investment Option with a balance of less than $100.
A Participant may elect to transfer funds between Subaccounts and the Fixed Account by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free), or by accessing Our website at horacemann.com and looking in the “My Account” section.
Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your
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transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.
Depending on the means used to request a transfer, the request must: (1) be signed by the Participant or, for telephone and website transactions, accompanied by validating information, (2) include the name of the Participant and the Certificate number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred. The request also must specify the Investment Options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at Our Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, no new transfers are allowed to the following Subaccounts:
Lord Abbett Series Developing Growth Portfolio
Fidelity VIP Overseas Portfolio SC2
Templeton Global Bond VIP Fund Class 4
On and after May 1, 2026, no new transfers are allowed to the following Subaccount:
Fidelity Real Estate Portfolio SC 2
Dollar Cost Averaging—Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money from one or more Investment Options into one or more other Investment Options. Guarantee Period Accounts are not available for the dollar cost averaging program. You may preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. There is no cost for this program. The minimum amount to be transferred to any one Investment Option is 5% of the Participant Account Value. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the dollar cost averaging program. There currently are no such limitations, other than the exclusion of the Guarantee Period Accounts referred to above. You may request dollar cost averaging by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date. You may not elect this program if You are participating in a rebalancing program.
The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each month until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657 Springfield, IL 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
Because the values of the Subaccounts from which the transfers may occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.
All requests must identify the Participant’s name and Certificate number, specify the Investment Options to be utilized and the amounts to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.
Example: Assume an investor has $200 to invest. If the investor invests all of their money at once, they could buy 10 shares of an investment that has a current share price of $20.
Alternatively, the investor could divide the $200 into four equal investments of $50, spread out over four months and purchase $50 worth of the same investment on the first day of every month regardless of the price. While the price fluctuates over the four months, the amount of shares the $50 buys varies from month to month. With the price fluctuating, the investor ends up paying $200 over the four months for 11 shares.
On and after May 1, 2019, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:
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Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
On and after May 1, 2026, no new dollar cost averaging programs to the following Subaccount can start, and allocations to the following Subaccount cannot increase under any existing dollar cost averaging programs:
Fidelity Real Estate Portfolio SC 2
Rebalancing—Rebalancing is the periodic adjusting of Investment Option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your Participant Account Value either once or on a periodic basis. The Guarantee Period Accounts are not available for rebalancing and You may not elect this program if You are participating in a dollar cost averaging program.
For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Participant. The minimum percentage that may be transferred to any one Investment Option is 5% of the Participant Account Value. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the rebalancing program. There currently are no such limitations other than the exclusion of the Guarantee Period Accounts referred to above. There is no charge for this program.
HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is accepted. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.
Rebalancing will begin on the Valuation Date of receipt of the request in good form in Our Home Office. For periodic rebalancing requests, subsequent rebalancing of Your Participant Account Value will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your Participant Account Value will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify Our Home Office either by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
All requests must identify the Participant’s name and Certificate number, specify the Investment Options and the percentage to be maintained in each option, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website. Your rebalancing request must match Your premium allocation. If We receive a request to rebalance to allocations different from the current premium allocation, We will change the premium allocations to those on the rebalancing request.
Example: Your target asset allocation is 70% stock funds, 25% bond funds and 5% money market funds. On day one, Your portfolio asset allocation aligns with Your target asset allocation. As time goes by, the different investments in Your portfolio will have their ups and downs. As a result, one year later, Your portfolio asset allocation is 55% stock funds, 35% bond funds and 10% money market funds. Utilizing rebalancing, You buy 15% stock funds, sell 10% bond funds and sell 5% money market funds to restore Your portfolio asset allocation to Your target asset allocation of 70% stock funds, 25% bond funds and 5% money market funds.
On and after May 1, 2019, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:
Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Changes to Premium Allocations—A Participant may elect to change the allocation of future Net Premium at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Participant or, for telephone and website transactions, accompanied by validating information, (2) include the Participant’s name and Certificate number, and (3) specify the new allocation percentage for each Investment Option (in whole percentages). Allocations made to the
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Investment Options must total 100%. HMLIC reserves the right to restrict the minimum Net Premium amount allocated to any Investment Option in any given Certificate Year to $100. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by Our Home Office unless You specify a later date. See “Other Information—Forms Availability.”
On and after May 1, 2019, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:
Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Market Timing—The Certificates and the Subaccounts are not designed for “market timing” through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account and has policies and procedures to detect and deter market timing. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Participants and their Certificate performance, more specifically.
If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other Participants. In making these determinations, We may consider the combined transfer activity of Certificates that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to dollar cost averaging or rebalancing when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all Participants of Contracts offered under this prospectus.
We reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Certificate to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Certificate. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Participants, it will notify You in writing of any restrictions.
The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Above As stated above, we will make decisions on whether a Participant appears to be engaged in a market timing strategy and whether to impose restrictions on the Participant in our sole discretion. Accordingly, although we will attempt to apply our market timing policies and procedures uniformly to all Participants, there is no assurance that we will detect all market timing activity. Participants may not be identified as potential market timers and Participants who have been identified as potential market timers but on whom restrictions have not been imposed, may continue market timing activities, which could harm other Participants.
The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.
Participants should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Participants, and to restrict or prohibit further purchases or transfers by specific Participants identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.
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Loans—Loans may be available in certain Qualified Contracts if allowed by the Plan. The terms of such loans are subject to the provisions of the Plan, Our loan agreement and loan endorsement, and the IRC. See “Tax Consequences.”
Your loan request must be in writing on a loan agreement form provided by Us. This form must be sent to the Home Office and approved by Us. A loan is effective on the business day following the date We approve the loan agreement request, subject to any restrictions in the plan.
The minimum loan amount will never be greater than $2,500, or, if applicable, the amount established by the Department of Labor, whichever is less. The maximum loan amount for any Participant for all loans from all retirement plans and deferred compensation plans sponsored by the Contract Owner may not exceed the least of:
1.
any maximum amount established by the Plan; or
2.
the greater of $10,000 or 50 percent of the Participant’s surrender value; or
3.
$50,000 minus the highest outstanding balance of all loans in the previous 12 months under a Participant’s Certificate and any plans of Your employer as defined under Sections 72(p)(4) and 72(p)(2)(D) of the IRC.
No more than two outstanding loans will be permitted at any one time. We may defer granting a loan for up to six months after We receive Your request. No loans will be permitted if You have previously defaulted on a loan from any retirement plan or deferred compensation plan sponsored by Your employer.
Loans can only be made from values held in the General Fixed Account. In order to borrow from values in the Guarantee Period Account(s) or Variable Account, You must first transfer those amounts to the General Fixed Account. The General Fixed Account Value is decreased by any outstanding loan balance.
Loan interest will be charged on all loans and will accrue daily at the loan interest rate shown on the loan agreement form. The loan interest rate is a fixed rate and will be determined by Us at issue of the Certificate. The loan interest rate will remain unchanged during the life of the Certificate. The loan interest rate is guaranteed not to exceed eight percent per year. The loan interest rate will never be greater than that permitted by law.
In accordance with the Soldier's and Sailor's Relief Act, the maximum loan interest rate that can be charged on the loan amount during the leave of absence for active military service is six percent.
The maximum loan amount described above is subject to the collateral amount established by Us. We will designate part or all of the General Fixed Account, any Guarantee Period Account(s) and/or Subaccount(s) to be used for collateral for any loan amount. The designation of what can be used as collateral will be explained on the loan agreement form.
On the effective date of a loan, the collateral amount is established by Us. It will not exceed 100 percent of the loan amount. The percentage in effect on the effective date of a loan is shown on the loan agreement form. While a loan is outstanding, a withdrawal or transfer will not be permitted if it will decrease the collateral amount below that required by Us.
On the effective date of a loan, a loan reserve account is established. General Fixed Account Value equaling the loan amount will be transferred from the General Fixed Account and allocated to the loan reserve account. The General Fixed Account Value is decreased by any outstanding loan balance. The loan reserve account value and the collateral amount will be the security for the loan. The loan reserve account interest rate will never be less than the guaranteed interest rate shown on the Certificate’s data pages or 1.0%, whichever is greater. Additional loan reserve account interest may be credited as determined by Us.
The loan amount shall be amortized and repaid no less frequently than quarterly. Although You may prepay the loan amount at any time, You must repay a loan within five years unless the loan is to be used to acquire or build a dwelling unit that will be used as a principal residence within a reasonable period of time. If the loan is used for a principal residence, it may be repaid over a period not exceeding 25 years, subject to a minimum quarterly repayment amount of $250 on loans exceeding five years.
We may permit the suspension of loan repayments for a period up to one year while You are on an unpaid leave of absence from employment. You must resume loan repayments upon completion of Your leave of absence and the installment payments due after repayments resume must be made as frequently and in an amount no less than was made before the suspension. The loan must be repaid by the end of the original loan term.
We may permit the suspension of loan repayments during any part of Your leave of absence for active military service, even if the leave exceeds one year. You must resume loan repayments upon completion of Your active military service and the installment payments due after repayments resume must be made as frequently and in an amount no less than was made before the suspension. The loan must be repaid by the end of the original loan term plus the period of active military service.
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Any loan repayments received will first be applied towards loan interest due, with the remainder applied towards repayment of the loan balance. That portion of a loan repayment received which is applied towards repayment of the loan balance plus the amount of loan reserve account interest earned on such portion will be transferred from the loan reserve account and allocated to the General Fixed Account and will begin earning the same interest rate as other funds newly allocated to the General Fixed Account.
There is a grace period following each scheduled loan payment due date. The duration of the grace period is shown on the loan agreement form and shall conform to the requirements of regulations issued by the Internal Revenue Service establishing acceptable grace periods. If the payment has not been received by the end of the grace period, the loan amount will be in default and reported as a deemed distribution and be taxable income for the year in which the default occurred. Once a loan is in default, loan interest will no longer be charged and loan reserve account interest will no longer be credited to the loan reserve account. You may continue to make loan payments after a loan is in default, as long as those payments are equal to or greater than the payments prior to the loan's default. Loan payments made on a defaulted loan will be treated like after-tax contributions. However, they will not be treated like after-tax contributions for any other purposes. Once a loan is in default, no further loans will be available under the Certificate. Further, if You have ever defaulted on a loan from any retirement plan or deferred compensation plan sponsored by the Contract Owner, no further loans shall be permitted.
At the time federal tax law or regulation and applicable state regulations permit, We will recover the foreclosure amount from the sum of the Participant Account Value and the loan reserve account value. Any withdrawal made to recover the foreclosure amount will be made in compliance with any applicable state and federal regulations. No actual distributions to repay loans shall be made which would violate Section 403(b)(11) or 457(d) or 457(e)(9)of the Code.
While a loan is outstanding, the loan amount will not participate in the investment experience of any Subaccount. Therefore, loans can affect the Participant Account Value and death benefit whether or not the loan is repaid. The Participant Account Value at surrender and the death benefit will be reduced by any outstanding loan amount.
The loan reserve account interest rate may be less than the interest rate We credit to funds in the General Fixed Account. If the loan has not been repaid in full upon selection of any annuity income option, upon Your death, or upon surrender of the Certificate, We will reduce the sum of the Participant Account Value and the loan reserve account value by the loan amount plus any applicable surrender charges, adjusted by any Market Value Adjustment.
In the event of Your death, the loan amount shall be treated as an offset amount on the date of death. The loan amount cannot be transferred to, or assumed by, Your beneficiary. If the loan amount was not repaid prior to the date of death, any distribution will be made net of the loan amount. In addition, the loan amount will be reported as a distribution to Your estate.
Loans permitted under the Certificate may be taxable in whole or in part if You have additional loans from other plans or contracts. We will calculate the maximum loan amount based solely on information provided to Us by You and the sponsoring employer of the plan, including their representatives. We make no representations or guarantees as to the tax consequences of a loan. We recommend consulting a competent tax advisor prior to taking a loan.
We reserve the right, upon advance written notice of at least 30 days to You, to discontinue the availability of new loans. Any such discontinuance will not apply to loans that are outstanding on the effective date of such discontinuance.
Conversions/Exchanges—Some investment professionals may have a financial incentive to offer You a new Contract/Certificate in place of the one You own. You should only exchange Your Contract/Certificate if You determine, after comparing the features, fees and risks of both contracts, that it is better for You to purchase the new Contract/Certificate rather than continue to own Your existing Contract/Certificate.
Surrender or Withdrawal Before Commencement of Annuity Period—Participant Account Value may only be withdrawn from Qualified Contracts under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable Plan under which the Certificate is issued, You may surrender the Certificate or withdraw part of Your Participant Account Value for cash before Annuity Payments begin. For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the Fixed Account and the Subaccount(s), each in proportion to their share of the sum of the Participant Account Value in these accounts. The Participant Account Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes. For withdrawals from a Guarantee Period Account, the amount distributed will also be increased by a positive Market Value Adjustment or reduced by a negative Market Value Adjustment. Withdrawals from the Certificate will reduce the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. Any partial withdrawal is subject to a $100 minimum and may not reduce the Participant Account Value to less than $100.
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The surrender or partial withdrawal of Variable Account Value ( including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in Our Home Office unless a future date is requested. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Participant. These consequences include current taxation of payments received, and may include penalty taxes resulting from early distribution. (See “Tax Consequences.”)
A Participant eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed HMLIC form to HMLIC at Our Home Office at P. O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Participant. A Participant may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Participant and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $75,000, We will confirm receipt of the request with the Participant. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are not to be sent to the Participant. See “Other Information—Forms Availability.” Additional forms or requirements may be imposed by the employer.
Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date of such receipt.
For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release Your distribution until the full 15 days following the address change has passed. In addition, if We suspect financial fraud We may ask for additional authentication (including but not limited to a Medallion signature guarantee).
We may apply a surrender charge based on the Premium Year of each premium payment. We make withdrawals from Your Participant Account Value in the following order:
1.
from the premium payment paid on a first in first out basis; then
2.
from Variable Account earnings, any Fixed Account interest and any premium bonuses paid.
Premium bonuses (if applicable) and any earnings thereon are treated as earnings under a Certificate for purposes of the surrender charge. We do not assess a surrender charge on Certificate earnings.
If a withdrawal or surrender is taken from a Guarantee Period Account, a Market Value Adjustment may also be applied. See Your Certificate for specific details.
Under conditions set forth in the Contract (and Your Certificate), We may waive any applicable surrender charges and any Market Value Adjustment on withdrawals or surrenders of cumulative amounts of premium payments received for Your Certificate and not assumed to have been withdrawn previously. When a withdrawal occurs for which surrender charges are waived, no premium payment is assumed to have been withdrawn. Once a premium payment is assumed to be withdrawn for surrender charge purposes, it will not be assumed to be withdrawn for any subsequent withdrawal or surrender. Surrender charges on all premium payments cease on the Certificate Anniversary stated in Your Certificate. See Your Certificate for the specific details.
The applicable surrender charge will be deducted from the amount withdrawn and the balance will be paid to You. For example, given a single premium payment of $10,000 to the Variable Account and a 5% surrender charge, a request to withdraw $3,000 will result in a surrender charge of $3,000 × 5% = $150, which will be deducted from the withdrawal and the balance of $2,850 would be paid to You. Withdrawals are assumed to be from premium first, so the entire withdrawal would be assumed to be from the premium. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any surrender charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,158 from Your account raising the surrender charge to $3,158 × 5% = $158 with the balance of $3,000 paid to You.
The surrender charge is assessed on the basis of the premium payments surrendered or withdrawn and will never exceed 9% of Your total Net Premium during the lifetime of the Certificate as required by SEC regulations, because the maximum surrender charge as determined by HMLIC is guaranteed not to exceed 8%.
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If premium taxes are deducted before surrender or withdrawal, any reduction of HMLIC’s premium tax liability resulting from the surrender or withdrawal will be to HMLIC’s benefit.
If a Contract has no surrender charges, We may attach a Contract discontinuance endorsement to the Contract and Certificates thereunder. If that endorsement is attached to Your Certificate, and the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance in four annual installments. See “The Contract—Transactions—Contract Discontinuance Provision.”
Systematic Withdrawals—Before Commencement of an Annuity Period, You may take systematic withdrawals, and You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of required minimum distributions which are paid annually. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. Requests for systematic withdrawals and the Investment Options from which those withdrawals will be taken must be submitted to Us in writing, be in good form and must be approved by Us. Any applicable surrender charges and Market Value Adjustment will apply. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract.
Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Certificates with an active dollar cost averaging program. HMLIC provides the following systematic withdrawal options:
●
Required Minimum Distribution—Allows You to receive Your IRC Required Minimum Distribution annually. This is the default option unless You opt out.
●
Interest only—Allows You to receive the interest earned in the Fixed Account under Your Certificate in periodic payments through the year. The initial payment is made at the end of the initial frequency to allow for the interest to accrue.
●
Fixed amount—Allows You to receive a specified amount in periodic payments.
●
Percent of account value—Allows You to withdraw a percentage of the Participant Account Value in periodic payments.
●
Substantially equal periodic payments—Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty tax prior to age 59 ½.
A Participant eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Participant may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at horacemann.com and looking in the “My Account” section.
Example: Under a fixed amount systematic withdrawal option, You may elect to withdraw a minimum of $100 per month for a minimum duration of 12 months.
Payments We Make—HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Certificate is determined as of the Valuation Date on which a transaction request in good form is received. However, determination of Participant Account Value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings, or during which trading on the NYSE is restricted by the Securities and Exchange Commission (“SEC”); (2) any period when the SEC determines that an emergency exists that makes it not reasonably practical to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account.
Due to the increasing prevalence of Financial Exploitation that targets senior citizens and other vulnerable adults, and in response to guidance from the SEC, We now have authority to place a temporary hold on payments from variable insurance contracts when there is a reasonable suspicion of financial exploitation of seniors or other vulnerable adults.
If We reasonably believe that Financial Exploitation has occurred, is occurring, has been attempted, or will be attempted We may delay processing withdrawals or other disbursements from Your variable insurance contract. This action will only be taken when We have credible evidence or information suggesting possible financial exploitation. We will make every effort to reach out to Your trusted contact person. We may request information regarding Your contact information or seek assistance in identifying a legal guardian or trustee to ensure Your account is protected.
When a temporary hold is imposed, We will transfer those proceeds to the money market fund. We reserve the right to defer payment of amounts from the Variable Account for up to 55 days after receipt of Your written request in good form. During this time, We will be doing internal and external investigations to either confirm or deny the financial exploitation.
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We reserve the right to defer payment of amounts from the Fixed Account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which the Contract Owner is located. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.
If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.
If mandated under applicable law, We may be required to reject a premium payment and/or block a Participant’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Participant or a Participant’s Account to governmental regulators.
If a Contract has no surrender charges, We may attach a Contract discontinuance endorsement to the Contract and Certificates thereunder. If that endorsement is attached to Your Certificate, and the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance in four annual installments. See “The Contract—Transactions—Contract Discontinuance Provision.”
Confirmations—HMLIC mails written confirmations of premium payments and systematic withdrawals to Participants on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, withdrawals (other than systematic withdrawals) and surrenders are mailed to Participants within seven calendar days of the date the transaction occurred.
If a Participant believes that the confirmation statement contains an error, the Participant should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P. O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).
Contract Discontinuance Provision—This provision will apply to Your Certificate only if the related Contract has no surrender charges and a Contract discontinuance endorsement is attached to Your Certificate. Under that endorsement, if the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance (the “General Fixed Account Value”) in four equal installments, plus any interest due, annually over a period of four years. No more than 25% of the General Fixed Account Value will be paid in any year prior to the year of the final payment. The first installment of General Fixed Account Value (plus any interest due), plus any Variable Account Value and any dollar value in any Guarantee Period Account, will be paid as directed by the Contract Owner within seven days after We receive such directions, in good form, from the Contract Owner. The remaining installments of General Fixed Account Value, plus interest due, will be paid annually thereafter.
Deductions and Expenses
We make certain charges and deductions under the Certificates. These charges and deductions compensate Us for: services and benefits We provide; costs and expenses We incur; and risks We assume. The fees and charges deducted under the Certificate may result in a profit to Us.
Services and Benefits We Provide:
●
the death benefit, and cash benefits under the Certificates
●
access to Investment Options, including Net Premium allocations
●
administration of elective options
●
the distribution of reports to Contract Owners and Participants
●
Annuity Payment options
Costs and Expenses We Incur:
●
costs associated with processing applications and enrollment forms and with issuing and administering the Contracts and Certificates
●
overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts and the Certificates thereunder
●
other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying taxes (federal income tax, state and local premium tax, and other taxes) and fees
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●
costs associated with acting as an approved investment provider in an employer’s plan such as recordkeeping fees or administration fees (for example, third party administrator fees)
Risks We Assume:
●
that the costs of providing the services and benefits under the Contracts and Certificates exceed the charges We deduct
Waiver, Reduction or Elimination of Deductions and Expenses—We may reduce, waive or eliminate any of the deductions or expenses for the Contract and Certificates under a particular employer’s Plan. Any such reduction will reflect the differences We expect in distribution costs or services meant to be defrayed by such charges. Factors We consider for a reduction, waiver or elimination of deductions or expenses include, but are not limited to, the following:
●
The number of Participants under the Plan;
●
The type and nature of the group to which a Contract is issued;
●
The expected level of assets and/or cash flow under the Plan;
●
Our agents’ involvement in sales activities;
●
Our sales-related expenses;
●
Distribution provisions under the Plan;
●
The Plan’s purchase of one or more other variable annuity contracts from Us and the features of those contracts;
●
The level of employer involvement in determining eligibility for distributions under the Certificates;
●
Our assessment of the financial risk to Us relating to withdrawals;
●
Whether the Contract results from the exchange of another contract issued by Us to the sponsor of the Plan; and
●
Features of the Plan.
We will not reduce, waive or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person.
We may also apply different deduction and expense provisions in Contracts issued to certain employer groups or associations that have negotiated the Contract terms on behalf of their employees. We will offer any resulting deduction or expense uniformly to all employees in the group.
All charges, deductions and expenses applicable to Your Certificate will be stated in Your Certificate.
Premium Taxes—Certain state and local governments levy a premium tax, currently between 0% to 3.5%. We may deduct any premium taxes relating to the Certificates from the premium or from the Annuitized Value, when applicable. The amount of such premium taxes, if any, and the time of deduction of those taxes will be determined by the Participant’s current place of residence.
Surrender Charges—If You make a withdrawal or surrender under the Certificate, HMLIC will assess a charge to compensate Us for the cost of selling the Certificate.
The surrender charge is a percentage of premium surrendered or withdrawn and will never be greater than the schedule below:
Premium Year	Percentage of Premium
1	8%
2	7.5%
3	7%
4	6%
5	5%
Thereafter	0%
In no event will the surrender charge apply after the 10th Certificate Anniversary.
The “premium year” is the period of time from the date the premium was paid. The following example illustrates how the surrender charge is applied.
Assume that the surrender charge is as shown in the schedule above. You surrender Your Certificate in the last month of the seventh year of the Certificate. Any premium received in the first year of the Certificate would not be subject to a surrender charge but any premium received in the first month of the third year of the Certificate would be subject to a 5% surrender charge. If You surrender Your Certificate at any time after the 10th year of the Certificate, no surrender charge would apply to any premium.
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Withdrawals may not be made from Qualified Contracts, except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable Plan under which the Certificate is issued, a Participant may surrender the Certificate in whole or withdraw a portion of the Participant Account Value for cash before Annuity Payments begin.
In some situations, You may make a withdrawal with no Surrender Charge. Please see Your Certificate for further details. For further information regarding surrender or withdrawals see “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
Annual Maintenance Fee—We currently deduct an annual maintenance fee of no more than $36 from the Account Value of each Certificate on the Certificate Anniversary. This fee will be waived if the Participant Account Value equals or exceeds $50,000 at the time the fee is assessed. We will deduct a proportionate amount of the annual maintenance fee upon the surrender of a Certificate. If the Participant has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.
The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option. The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Certificates. We do not expect to profit from such fee and assume the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Certificates.
Mortality and Expense Risk Fee (“M&E Fee”)—For assuming mortality and expense risk, We apply an asset charge (currently 0.75% - 1.25%) to the Subaccounts for the life of the Certificate. Under a Qualified Retirement Plan, the employer may negotiate the rate with HMLIC. We have negotiated rates between 0.75% and 1.25%.This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis and is deducted from the Accumulation Unit Value. The Mortality Risk is a risk that Our Annuitants will live longer than predicted in the actuarial tables. The expense risk is a risk that Our Certificate fees will not be sufficient to cover Our costs of issuing and administering the Certificates.
The mortality risk includes (1) the risk that a Participant who purchases a Certificate will die before HMLIC has recovered its expenses for the Certificate, (2) the risk that a Participant’s death will occur at a time when the death benefit payable by HMLIC exceeds the Participant Account Value, and (3) the risk that a Participant who has selected an annuity payment option will live longer than expected and result in HMLIC paying more under the annuity payment option than We anticipated. The expense risk is the risk that Our pricing of the Certificates will be insufficient compared to the actual costs incurred in connection with the marketing and administration of the Certificates and the payment of benefits on the Certificates.
If this charge, combined with any other charges under the Contract and the Certificates thereunder, does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.
Charges for Optional Riders
Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.20%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest—If this rider is selected, You will pay a charge not to exceed 0.30%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Guaranteed Minimum Death Benefit Rider—Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.05% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
*
If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.
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Premium Bonus Rider—This option provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your Certificate. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract. Where the rider is included or offered, the premium bonus may be any percentage between 0% and 5% and will never be paid longer than 5 years. HMLIC may collect a separate charge for this rider which will not exceed 0.50% annually of the Participant’s average Participant Account Value. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, higher surrender charges, a higher mortality and expense risk fee and/or a lower credited rate on the Fixed Account than if the rider had not been included, and this rider may be beneficial to You only if You own a Certificate for a sufficient length of time. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time. Any separate charge for this rider will not exceed 0.50% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option. We expect to make a profit on Certificates issued with this rider.
The following example illustrates the possible impact of purchasing a Certificate with the premium bonus rider. Assume that You pay a single Net Premium of $10,000 that receives a 2% premium bonus ($200); that as a result of the premium bonus rider the Certificate has a 3% surrender charge that ends after the first three years of the Certificate; and that there are no other consequences associated with the premium bonus rider. If You were to surrender the Certificate at any time during the first three years, You would pay a $300 surrender charge, which would exceed the amount of the premium bonus. If You were to surrender the Certificate in the fourth year of the Certificate, there would be no surrender charge and You would have benefited from the premium bonus rider.
Operating Expenses of the Portfolio Companies—The deductions from and expenses paid out of the assets of the Portfolio Companies are described in each Portfolio Company’s prospectus.
Death Benefits
Death Benefit Proceeds
If a Participant dies before the Annuity Date and while the Certificate is in force, We will pay a death benefit to the beneficiary/beneficiaries designated by the Participant. The death benefit ends at the Annuity Date. When multiple Certificate numbers, with the same first nine digits in the number, are used to segregate multiple sources of funds for a Participant, such as employee versus employer, beneficiaries must be consistent for all such Certificate numbers, and the death benefit will be determined as the aggregate death benefit for all such Certificate numbers. The death benefit is determined for each beneficiary as of the date Proof of the Participant’s Death is received by HMLIC from such beneficiary. Proof of Participant’s Death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.
The beneficiary will receive the greatest of:
1.
the Participant Account Value; or
2.
the death benefit provided in any rider elected and attached to the Certificate.
At the option of the beneficiary, We will pay all or part of the death benefit proceeds to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Participant’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.
Every state has unclaimed property laws which generally declare annuity Certificates to be abandoned after a period of inactivity of 3 to 5 years from the Certificate’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Participant last resided, as shown on our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or Certificate proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.
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Guaranteed Minimum Death Benefit Riders—The Contract Owner may select for all Participants in its Plan, or a Participant may elect, any of the optional death benefits described below. An additional cost is associated with each of these benefits. All of these optional benefits may not be available in all states or in all Plans and will not be issued on or after the Participant’s 70th birthday.
Guaranteed Minimum Death Benefit—Return of Premium
Death Benefit under this rider—Prior to the Annuity Date, the death benefit is equal to the greatest of:
1.
the Participant Account Value; or
2.
the death benefit provided in any other rider elected and attached to the Certificate; or
3.
the Return of Premium Death Benefit described in this rider.
Return of Premium Death Benefit—On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance.
An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal. (The Loan Reserve Account Value is the amount equal to the sum of the outstanding loan principal plus any interest credited to the loan reserve account. The loan reserve account is an interest bearing account established when a loan is made.)
The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death.
We will calculate the Death Benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office.
Rider charge—Any charge for this rider is guaranteed not to increase after the rider has been issued.
We will deduct any charge for this rider from Your Variable Account Value.
Rider termination—This rider cannot be terminated by the Contract Owner or the Participant after the Certificate Date.
This rider terminates upon the earliest of:
a.
when the Participant applies the Annuitized Value to an Annuity Payment option; or
b.
the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or
c.
if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.
Guaranteed Minimum Death Benefit—Step-up with Return of Premium
Death Benefit under this rider—Before the Annuity Date, the death benefit is equal to the greatest of:
1.
the Participant Account Value; or
2.
the death benefit provided in any other rider elected and attached to the Certificate; or
3.
the Return of Premium Death Benefit described in this rider; or
4.
the Step-Up Death Benefit described in this rider.
We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. See Appendix B for an example of the calculation of this death benefit.
Return of Premium Death Benefit—On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance.
An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal.
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The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death.
Step-Up Death Benefit—The Step-Up Death Benefit is based on a series of calculations of Step-Up Anniversary Value. The Step-Up Death Benefit is equal to the greatest Step-Up Anniversary Value attained from this series of calculations, adjusted by any outstanding loan balance as set forth below.
We calculate the Step-Up Anniversary Value for every Certificate Anniversary before the Participant’s attainment of age 81, including the Certificate Anniversary immediately following the Participant’s attainment of age 80 or when We receive Proof of Participant’s Death, whichever is earlier.
The Step-Up Anniversary Value for a given Certificate Anniversary is equal to the sum of the Participant Account Value and any Loan Reserve Account Value as of that Certificate Anniversary increased by any subsequent Net Premium received and decreased by any adjustments for any subsequent withdrawals. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal. The Step-Up Death Benefit will be adjusted by any outstanding loan balance at the time We receive at Our Home Office Proof of Participant’s Death.
Rider charge—Any charge for this rider is guaranteed not to increase after this rider has been issued.
We will deduct any charge for this rider from Your Variable Account Value.
Rider restrictions—We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.
Termination of this rider—This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of:
a.
when the Participant applies the Annuitized Value to an Annuity Payment option under the Certificate; or
b.
the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or
c.
if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.
Guaranteed Minimum Death Benefit—Return of Premium with Interest
Death benefit under this rider—Before the Annuity Date, the death benefit is equal to the greatest of:
1.
the Participant Account Value; or
2.
the death benefit provided in any other rider elected and attached to the Certificate; or
3.
the Return of Premium with Interest Death Benefit described in this rider.
Return of Premium with Interest Death Benefit—On the Certificate Date, the Return of Premium with Interest Death Benefit is equal to the initial Net Premium received. The Return of Premium with Interest Death Benefit is increased by any subsequent Net Premium received, decreased by an adjustment for any withdrawals, and is accumulated at the following interest rates:
1.
5 percent prior to and upon the Certificate Anniversary immediately following the Participant’s attainment of age 80.
2.
0 percent thereafter.
An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium with Interest Death Benefit immediately before the withdrawal.
We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. We also will adjust the Return of Premium with Interest Death Benefit by any outstanding loan balance at that time. See “Appendix B—Guaranteed Minimum Death Benefit Examples” for an example of the calculation of this death benefit.
Maximum Return of Premium with Interest Death Benefit value—The amount of the Return of Premium with Interest Death Benefit shall not exceed an amount equal to 200 percent of Net Premium, less any adjustments for withdrawals, and less an adjustment for any outstanding loan balance as of the Valuation Date We receive Proof of Participant’s Death.
Rider charge—Any charge for this rider is guaranteed not to increase after the rider has been issued.
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We will deduct any charge for this rider from Your Variable Account Value.
Rider restrictions—We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.
Termination of this rider—This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of:
a.
when the Participant applies the Annuitized Value to an Annuity Payment option; or
b.
the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or
c.
if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.
Annuity Payments
The Annuity Date may be any date that is 10 years after the Certificate effective date and prior to the Annuitant’s 100th birthday. Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts must begin by April 1 following the calendar year in which the Participant reaches age 73, or retires. (See “Tax Consequences—Taxation of Annuity Benefits.”)
The Participant may elect to have a portion of the Certificate Account Value applied to purchase Annuity Payments, leaving the remainder of the Certificate Account Value in the Certificate. The portion of the Certificate Account Value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to surrender charges.
The Certificate provides for fixed or Variable Annuity Payment options or a combination of both. The Participant may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a request in good form to Our Home Office.
We will process the request so that the Fixed Annuity Payments begin as of the date requested except for the 29th, 30th or 31st of the month. If You elect a Fixed Annuity Payment option, We will transfer Your Variable Account Value to the General Fixed Account on the Valuation Date Your request in good form is received at Our Home Office. In addition, if You elect a Variable Annuity Payment option, We will transfer Your Fixed Account Value to the Variable Account on the Valuation Date We receive Your request in good form at Our Home Office. Your Net Premium allocation(s) will be changed to the Fixed Account or Variable Account, depending on the type of Annuity Payment option elected. Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Participant must elect whether to have federal and state income taxes withheld. (See “Other Information—Forms Availability” and “Tax Consequences.”)
In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual, and annual installments. Payments are made at the beginning of the selected time period, and less frequent payments will result in a lower total amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year.
Variable Annuity Payments will vary in amount and are paid only on a monthly basis. If the Annuitized Value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000, or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Participant Account Value may be paid in a lump sum.
Certain of the Annuity Payment options available under a Certificate can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.
●
If an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4%, or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.
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●
The Cash Refund at Death option pays to the beneficiary, upon Your death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon Your death, continue Annuity Payments to the payee until total Annuity Payments made equal the Annuitized Value.
The death benefit ends upon full annuitization of the Certificate.
Annuity Payment Options
The following Annuity Payment options are available on a variable basis unless otherwise stated.
Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract. If We do not receive written election of an Annuity Payment option from You at Our Home Office at least 30 days before the anticipated Annuity Date, the Annuity Payment option will be Life Annuity with Payments Guaranteed for 10 Years. Your Annuitized Value will be allocated to this Annuity Payment option as follows:
1. the Fixed Account Value will be applied to purchase monthly Fixed Annuity Payments.
2. the Variable Account Value will be applied to purchase monthly Variable Annuity Payments.
Life Annuity with Payments Guaranteed for Life Only, 10, 15, or 20 Years—Annuity Payments are made to the Participant beginning with the Annuity Date. The Annuity Payments will be based upon the number of guaranteed payments selected, and the age and sex of the Participant on the Annuity Date. Payments for this Annuity Payment option will continue as long as the Participant lives, or until all guaranteed payments have been made, whichever is later. Under the Life Annuity with Payments Guaranteed for Life Only option, it is possible that only one Annuity Payment will be made if the Participant’s death occurs before the due date of the second Annuity Payment. With the Life Annuity with Payments Guaranteed for Life Only on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a Life Annuity with Payments Guaranteed for 10, 15, or 20 Years on a fixed payment basis, You may elect an Increase option.
Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Participant, as defined by the IRC. If the Participant dies before all guaranteed Annuity Payments have been made, the remaining guaranteed Annuity Payments will be paid to the beneficiary(ies).
After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.
Payments for a Specified Period—Annuity Payments are made to the Participant beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the 10th Certificate Anniversary. This option is available on a fixed payment basis only.
Annuity Payments cannot extend beyond the life expectancy of the Participant, as defined by the IRC. If the Participant dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the beneficiary(ies) for the remainder of the specified period.
You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Annuity Date, this Annuity Payment option cannot be changed.
If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Annuity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender charges and/or a Market Value Adjustment may apply. If You request a withdrawal, the value of Your future Annuity Payments will be calculated and will be reduced by the amount of the withdrawal plus the amount of any applicable surrender charges. The present value of any future Annuity Payments will be calculated assuming 2.0% interest on the date the withdrawal is processed and any future Annuity Payments will be adjusted accordingly. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Certificate will terminate. Thereafter, HMLIC will be free of any liability for the terminated Certificate.
Joint and Survivor Annuity—Payments are made to the Participant beginning with the Annuity Date. The Annuity Payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.
The available survivor options are to pay during the lifetime of the survivor (1) 50%, (2) 66 2∕3%, or (3) 100% of the Annuity Payments paid (or the number of Annuity Units) while both Annuitants were living. Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, Annuity Payments cease. If the Participant dies while at least one Annuitant is living, the remaining Annuity
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Payments will be paid to the beneficiary(ies). After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death option.
Other Payout Options—If the Participant does not wish to elect one or more of the Annuity Payment options described above, the Participant may:
a.
receive the proceeds in a lump sum less any applicable surrender charges and adjusted by any Market Value Adjustment, or
b.
leave the Certificate with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a) (9),(See “Taxation of Qualified Contracts—Required Minimum Distributions,”)or
c.
elect any other payout option that HMLIC makes available.
Amount of Fixed and Variable Annuity Payments
The Annuitized Value will be applied to purchase the Annuity Payment option You select. The Annuitized Value applied to purchase Variable Annuity Payments will be allocated to the Subaccount(s) as the Participant instructs. Any Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. The first monthly annuity payment purchased per $1,000 applied to each Subaccount under a Variable Annuity Payment option will be the same amount as the initial guaranteed monthly Annuity Payment purchased per $1,000 applied to the corresponding fixed annuity option.
Fixed Annuity Payments—Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described above), the amount of each fixed Annuity Payment will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.
Variable Annuity Payments—If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend upon: (1) Your Annuitized Value that is applied to purchase Variable Annuity Payments on the Annuity Date, less any deductions We make for premium taxes; (2) the assumed interest rate for the Certificate (here, 2%); and (3) the performance of the Variable Investment Options You selected. The amount of the first monthly Variable Annuity Payment will vary with the form of Annuity Payment option selected and the age(s) and sex of the Annuitant(s).
The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor Annuity Payment option other than the 100% option is chosen; in those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected. Not all Subaccounts may be available for Annuity Payments.
The amount of each monthly Annuity Payment following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment.
Annuity Unit Value—The Annuity Unit Value for each Subaccount was initially established at $10.00.
●
The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when Annuity Payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing (1) the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by (2) the net asset value of a share of the Underlying Fund on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
●
If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.
Not all Subaccount(s) may be available for Annuity Payments.
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Misstatement of Age or Sex
If any age or sex has been misstated, We will pay Annuity Payments in the amount which would have been paid at the correct age and sex. We will deduct any overpayments We have made, including interest, from future payments. We will pay any under payments, including interest, in a lump sum to the Participant if living, otherwise to the beneficiary(ies). The interest rate will be equal to the guaranteed interest rate after the Annuity Date, as indicated on the data pages of the Certificate. We may pay interest in excess of the guaranteed amount. This interest may vary from time to time and is not guaranteed.
Financial Information

Financial statements of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800) 999-1030 (toll-free).
Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Portfolio Companies
Horace Mann Life Insurance Company
HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (Our Home Office), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.
HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation, a publicly-held insurance holding company traded on the NYSE.
The Fixed Account
The Fixed Account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations (death benefits and Annuity Payments) other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. Participants must depend on the financial strength and claims paying ability of HMLIC for satisfaction of HMLIC’s obligations under the Certificates. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the Fixed Account. We begin crediting interest to any Net Premium received and allocated to the Fixed Account after the initial Net Premium, from the date We receive the Net Premium in Our Home Office. HMLIC bears the full investment risk for all amounts contributed to the Fixed Account. HMLIC guarantees that the amounts allocated to the Fixed Account under the Certificates will be credited interest daily at an annual effective interest rate as specified in Your Certificate. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. The Fixed Account is made up of the General Fixed Account and any Guarantee Period Account(s) selected by the Contract Owner.
The Guarantee Period Account(s) provide a guaranteed interest rate for a specified period of time (“Guarantee Period”). Before the Annuity Date, You may allocate all or a portion of a Net Premium or transfer all or part of Your Participant Account Value into any Guarantee Period Account available under Your Certificate. Each Net Premium allocated to or amount transferred to a Guarantee Period Account will have its own Guarantee Period and interest rate that We will guarantee for the duration of the Guarantee Period. Transfers between Guarantee Period Accounts, and from a Guarantee Period Account to the General Fixed Account or the Variable Account, are subject to restrictions described in the Contract (and the Certificates thereunder). If You transfer, withdraw or surrender amounts in a Guarantee Period Account before the end of its related Guarantee Period, a Market Value Adjustment may apply. A Market Value Adjustment applies only to the amount taken from a Guarantee Period Account before the end of its related Guarantee Period and reflects changes in the level of prevailing current interest rates since the beginning of the relevant Guarantee Period. The Market Value Adjustment may be positive or negative. Any negative Market Value Adjustment amount will be waived to the extent it would decrease the Fixed Account Value below the Fixed Net Premium less any outstanding loan balance. The Market Value Adjustment is applied before any applicable surrender charges or other charges are deducted.
Examples showing how the Market Value Adjustment is calculated and applied are found in Appendix C.
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The Fixed Account, interests in any Guarantee Period Account, and the Market Value Adjustment, have not been registered with the Securities and Exchange Commission. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For additional information about the Fixed Account and the operation of the Market Value Adjustment, please see Your Certificate.
The Separate Account
On October 16, 2006 HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the SEC as a Unit Investment Trust under the 1940 Act and qualifies as a “separate account” within the meaning of the Federal securities laws. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount, in accordance with the terms of the Certificate and without regard to any other business of HMLIC. The assets of the Separate Account may not be used to pay any liabilities of HMLIC other than those arising from the Certificate. All obligations arising under the Certificate, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Certificate. HMLIC is solely responsible for its obligations under the Certificates. While HMLIC is obligated to make payments under the Certificate, the amounts of Variable Annuity Payments are not guaranteed.
The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of a corresponding Underlying Fund based on Participant instructions.
The Portfolio Companies
Each of the Portfolio Companies is registered with the SEC as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Portfolio Companies by the SEC.
The Portfolio Companies are listed in Appendix A in the back of this prospectus along with the type of fund, adviser/subadviser, current expenses and performance information for each Portfolio Company. The current expenses and performance information reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Certificate may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/QVDGAC. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com. Prospectuses for the Portfolio Companies should be read carefully in conjunction with this prospectus before investing. Not all Investment Options may be available to all Plans.
The investment objectives and policies of certain Portfolio Companies are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Portfolio Companies may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Portfolio Companies will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.
Limit on Number of Investment Options Selected—HMLIC reserves the right to limit the number of Investment Options selected at one time during the accumulation phase or the annuitization phase of Your Certificate.
Availability of Options—Some Underlying Funds may not be available through certain Plans.
Selection of Portfolio Companies—We select the Portfolio Companies offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. We review the Portfolio Companies periodically and may remove a Portfolio Company or limit its availability for new Net Premium and/or transfers of account value if We determine that the Portfolio Company no longer meets one or more of the selection criteria, and/or if the Portfolio Company has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Portfolio Company. You bear the risk of any decline in Your Variable account value resulting from the performance of the Portfolio Companies You have chosen.
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Separate Account Pricing Agreement—Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.
Payments We Receive—As described above, an Underlying Fund or an investment advisor or a sub-advisor of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all of such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Plan Participants, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of the payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Certificates and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisors or subadvisors (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.
Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts (and the Certificates thereunder), and that We, in the role of intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.
Addition, Deletion, or Substitution of Portfolio Companies—We do not guarantee that each Portfolio Company will always be available for investment through the Contract or the Certificates thereunder. We reserve the right, subject to compliance with applicable law, to add new Portfolio Companies or classes of Portfolio Companies, close existing Portfolio Companies or classes of Portfolio Companies, or substitute shares of a different Portfolio Company for Portfolio Company shares that are held by an Investment Option. New or substitute Portfolio Companies may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in an Investment Option without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.
We also may establish or add new Portfolio Companies, remove existing Portfolio Companies, or combine Portfolio Companies. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.
Voting Rights—We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the Plan under which a Certificate is issued, each Participant has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.
The number of votes that a Participant may vote will be calculated separately for each Underlying Fund. The number will be determined by applying the Participant’s percentage interest, if any, in a particular Underlying Fund to the total number of votes attributable to that Underlying Fund.
Participants will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares from the Underlying Funds. The number of votes that a Participant may cast is based on the number of Accumulation Units or Annuity Units owned as of the record date of the shareholder meeting.
We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Participants who have Separate Account units, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Participants who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulations, We may disregard certain Participant voting instructions under certain circumstances.
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Tax Consequences
The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the taxation and provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or Participant or a prospective Contract Owner or Participant should consult a qualified and competent tax advisor before taking any action that could have tax consequences.
Purchasing an annuity contract/certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.
Tax Treatment of the Company and the Separate Account
Separate Account—The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.
Foreign Tax Credits—We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.
General Federal Income Tax Provisions
Premature Distribution Tax—In the case of a distribution from a Certificate, there may be imposed an additional tax (penalty tax) equal to 10% of the amount treated as income. In general, however, there is no penalty tax on distributions:
●
made on or after the Participant reaches age 59½;
●
made on or after the death of a Participant;
●
attributable to the Participant becoming disabled; or
●
made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Participant or the joint lives or joint life expectancy of the Participant and a beneficiary.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Death Benefits—Amounts may be distributed from a Certificate because of the death of the Participant. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Certificate, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.
Contract/Certificate Transactions—A transfer or assignment of ownership of a Certificate, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Certificate may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Qualified Contract is generally prohibited. A Participant contemplating any such transaction should consult a tax advisor as to the tax consequences.
Withholding—Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Participant’s life expectancy or the joint life expectancy of the Participant and the beneficiary, periodic payments over a period of ten years or more, Required Minimum Distributions, and hardship distributions.
For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Participant elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Participant at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.
Definition of Spouse under Federal Law—The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Internal Revenue Service (“IRS”) guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such.
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Taxation of Qualified Contracts
Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract/Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401(a) are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract/Certificate.
Contributions—Premium payments made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by the employer. The exception to this is the amount of salary reductions designated as a Roth contribution (discussed below). These contributions are all subject to income tax in the year they were made. Investment earnings credited to the Participant’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a designated Roth account may not be subject to income tax if certain conditions are met.
Section 403(b), 457(b), and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Participant can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Participant’s income in the year they were made and subject to all wage withholding requirements.
Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401(a)” sections, below.
A 403(b), 457(b), or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts to be converted to Designated Roth accounts. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to a recapture of the 10% penalty tax. Amounts converted to a Designated Roth account cannot be reversed.
Withdrawals—If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Participant has an “investment in the contract.” The investment in the contract is the total of all contributions, with the exception of those that were excludible or deductible from income at the time made, and represents the portion of the Certificate already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.
For withdrawals from Designated Roth accounts in a 403(b), 457(b) or 401(k) Contract/Certificate, if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b) or 401(k) Contract/Certificate is considered qualified if it is made more than five years after establishment of the account and made after the Participant attains age 59½, dies or becomes disabled.
Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 403(b), 457(b) and 401(k) plans will generally not be treated as distributions if the terms of the loan require repayment within five years (except loans to acquire a home), substantially level payments over the term of the loan, and the loan amount to be limited to the lesser of $50,000 or 50% of the value of the Certificate, and the loan is evidenced by a legally enforceable agreement.
Annuity Payments—Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to current income tax unless the Participant has an investment in the contract. If the Participant has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to current income tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).
Annuity Payments from Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract/Certificate will not be subject to income tax if they are qualified distributions as defined above.
Rollovers—A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Participant or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract/certificate. For Section 403(b), 457(b) and 401(a) Contracts/Certificates only amounts eligible for distribution can be rolled over.
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Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional Individual Retirement Annuity (IRA), an IRC Section 408(k) Simplified Employee Pension (SEP) IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401(a) plan. Amounts in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan, a Section 401(k) plan, or to a Roth IRA.
Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401(a) plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, Section 401(k) plan, or to a Roth IRA.
Amounts under a Section 401(a) plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401(a) plan.
IRC Section 408(p) Savings Incentive Match Plan for Employees (SIMPLE IRA) may accept rollovers from a 403(b) plan, 457(b) plan, 401(a) plan, traditional IRA or SEP IRA after the first two years of participation in the SIMPLE IRA.
Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or to an inherited IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an inherited IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.
Transfers and Exchanges—For Qualified Contracts with the exception of Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Certificate.
For a Section 403(b) tax deferred annuity, a transfer is the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) annuity between investment providers in the same employer’s 403(b) plan. You should consult with a tax advisor for additional guidance on transfers and exchanges.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Participant reaches age 59 ½. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax does not apply to conversions of eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it may apply if converted amounts are distributed during the five-year period beginning with the year of conversion.
Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made:
1)
after attainment of age 59½,
2)
as the result of death, disability, or terminal illness,
3)
that are part of a series of substantially equal periodic payments over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and a beneficiary,
4)
after separation from service and attainment of age 55,
5)
for unreimbursed medical expenses that exceed 7.5% of adjusted gross income (“AGI”),
6)
under a qualified domestic relations order (QDRO),
7)
to correct excess contributions, and/or deferrals,
8)
in limited circumstances, to a reservist called to active duty after September 11, 2001,
9)
for a qualified birth or adoption,
10)
for certain emergency expenses,
11)
in the event of domestic abuse, and
12)
in connection with federally declared disasters.
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Required Minimum Distributions—The Participant of a Qualified Contract is generally required to take certain Required Minimum Distributions during the Participant’s life, and the beneficiary designated by the Participant is required to take the balance of the Certificate value within certain specified periods following the Participant’s death.
The Participant must take the first Required Minimum Distribution by the required beginning date and subsequent Required Minimum Distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and the beneficiary. The amount of the Required Minimum Distribution depends upon the Certificate value and the applicable life expectancy. The required beginning date for Section 403(b) plans, Section 457(b) plans, and Section 401(a) plans is the later of April 1 of the calendar year following the calendar year in which the Participant attains age 73 or retires.
Upon the death of the Participant, the individual designated as the beneficiary must take a distribution of the entire account by December 31 of the calendar year containing the 10th anniversary of the Certificate Owner’s death. If the Participant dies on or after the date distributions were required to begin, a designated beneficiary must also take annual distributions based upon the greater of the Certificate Owner’s remaining life expectancy or the beneficiary’s life expectancy. An Eligible Designated Beneficiary can take distributions annually over the beneficiary’s or Contract Owner’s life expectancy as discussed below. An Eligible Designated Beneficiary is 1) a spouse, 2) a disabled individual, 3) a chronically ill individual, 4) an individual who is not more than 10 years younger than the Certificate Owner, and 5) a minor child of the Certificate Owner. For a minor child of the Certificate Owner, distributions based on life expectancy can only be made until he/she reaches the age of majority. At that time the remaining balance will be required to be distributed within 10 years.
For Eligible Designated Beneficiaries, the beneficiary must take distributions under one of the following two rules:
1.
If the Participant dies on or after the required beginning date, any remaining balance must be distributed over the greater of the Certificate Owner’s remaining life expectancy, or the beneficiary’s life expectancy.
2.
If the Participant dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the tenth anniversary of the Participant’s death or paid over the life expectancy of the beneficiary provided distributions begin by December 31 of the calendar year following the year of the Certificate Owner’s death. If the beneficiary is the surviving spouse, the spouse may defer payments until the end of the calendar year in which the Participant would have reached age 73.
If a beneficiary is not designated or is not an individual, the beneficiary is required to take distributions under on of the following two rules:
1.
If the annuitant dies after the date distributions were required to begin, distributions are required to be made over the annuitant’s remaining life expectancy.
2.
If the annuitant dies before the date distributions were required to begin, the entire balance must be distributed by December 31 of the fifth year following the annuitant’s death.
Distributions will be made in accordance with IRC Section 401(a)(9) and Regulation Sections 1.401(a)(9)-1 through 1.401(a)(9)-9. The provisions of these sections and any other provisions prescribed by revenue rulings, notices or other published guidance override any distribution options in the Contract inconsistent with IRC Section 401(a)(9). If there are multiple beneficiaries designated by the Participant, special rules under IRC Regulations 1.401(a)(9)-4 apply to the requirements for minimum distributions.
Required Minimum Distribution Excise Tax—If the amount distributed from a Qualified Contract is less than the Required Minimum Distribution for the year (discussed above), the Participant is generally subject to a nondeductible excise tax of 25% on the difference between the Required Minimum Distribution and the amount actually distributed. If the insufficient Required Minimum Distribution is corrected within two years, the excise tax is reduced to 10%.
Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans
All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, Qualified Retirement Plans may impose restrictions on distributions other than those provided by the IRC.
403(b) Tax-Sheltered Plan—A 403(b) tax-sheltered plan is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Employee salary reduction contributions are limited to the lesser of $24,500 for 2026 or 100% of income. Employer contributions are subject to an additional annual limitation. A special catch-up contribution is
42

available to certain Participants who have 15 years of service with his or her current employer. Additional catch-up amounts, $8,000 for 2026, may be contributed if the Participant is age 50 or older. A higher catch-up contribution limit of $11,250 for 2025 may be contributed if the individual is age 60, 61, 62 or 63. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your Plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Participant’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed.
Distributions from Section 403(b) Certificates generally cannot be made until the Participant attains age 59½. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Certificate as of December 31, 1988. 403(b) Certificate accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) Certificates are subject to the Required Minimum Distribution rules.
457(b) Eligible Governmental Plan—A 457(b) deferred compensation plan is available for employees of eligible state or local governments. Employee salary reduction amounts are limited to the lesser of $24,500 for 2026 or 100% of includable compensation. Employer contributions are included in this annual limit and when combined with employee salary reduction amounts cannot exceed the annual limit. Additional catch-up amounts, up to $8,000 for 2026, may be contributed if the Participant is age 50 or older. A higher catch-up contribution limit of $11,250 for 2025 may be contributed if the individual is age 60, 61, 62 or 63. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Participant’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year of contribution.
Distributions from 457(b) Certificates generally cannot be made until the Participant attains age 59 ½ except for severance from employment, an unforeseeable emergency, or severe financial hardship. Certificate accumulations may be eligible for a tax free rollover to another eligible retirement plan. 457(b) Contracts/Certificates are subject to the Required Minimum Distribution rules.
401(a) plans—A 401(a) plan permits employers to establish various types of retirement plans (e.g., pension, money purchase, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with IRC Section 401(a) may permit the purchase of annuity contracts/certificates to provide benefits under the plan. A retirement plan qualified under IRC Section 401(a) may be funded with employer contributions, employee contributions, or a combination of both. Contributions and earnings are not included in the Participant’s income until distributed with the exception of designated Roth contributions and after-tax contributions. Salary reduction amounts for traditional 401(k) plans are limited to the lesser of $23,500 for 2026 or 100% of includable compensation. Additional catch-up amounts, up to $8,000 for 2026 may be contributed if the Participant is age 50 or older. Both the maximum salary reduction amount and additional amount if you are age 50 or older are indexed for inflation in future years. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan for additional information. 401(a) Certificate accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 401(a) Certificates are subject to the Required Minimum Distribution rules.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract/Certificate, purchasers of annuity contracts/certificates should keep in mind that the value of an annuity contract/certificate owned by a decedent and payable to a beneficiary by virtue of surviving the decedent may be included in the decedent’s gross estate. Depending on the terms of the annuity contract/certificate, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.
Gift and Generation-skipping Transfer Tax
The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract/certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Participant. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract/Certificate, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.
43

Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract/ certificate purchasers who/that are U.S. citizens or residents. Annuity contract/certificate purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract/certificate purchaser’s country of citizenship or residence. Prospective annuity contract/certificate purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract/certificate purchase.
Unclaimed Property
The balance in your Contract is subject to state unclaimed property laws which generally provide that if no activity occurs in your Contract, or after a death claim, within a specified time period the balance in Your Contract must be paid to the unclaimed property office of the appropriate state. The Internal Revenue Service has provided guidance the payment to the state is subject to federal income tax withholding and reportable as a distribution to the Contract Owner.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract/Certificate could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract/Certificate.
We have the right to modify the Contract/Certificate in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Participants currently receive. We make no guarantee regarding the tax status of any Contract/Certificate and do not intend the above discussion as tax advice.
Other Information
Financial statements—
Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800 999-1030 (toll-free).
Distribution of the Contract — The Certificates are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Certificates may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, Horace Mann Investors, Inc (“HM Investors”), principal underwriter of the Separate Account. HM Investors, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Your investment professional may receive compensation for selling this Certificate to You, both in the form of commissions and because HMLIC may share the revenue it earns on this Certificate with the professional’s firm. This conflict of interest may influence Your investment professional to recommend this Certificate over another investment. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 6.75% of premium payments received. No specific charge is assessed directly to Participants or the Separate Account to cover the commissions. We do intend to recover the amount of the commissions through the fees and charges collected under the Certificates and other corporate revenue.
Association Relationships —HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association to provide various services that are aimed at familiarizing the association’s members with the Horace Mann brand, products or services, including but not limited to the following:
●
Providing HMLIC or an affiliate with access to association members;
●
Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
●
Allowing HMLIC or an affiliate to sponsor and/or attend association meetings, conferences, or conventions; and
●
Allowing HMLIC or an affiliate to conduct workshops for association members.
Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.
44

Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Certificates.
Modification of the Contract and Certificates — The Contract and Certificates provide that they may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Participants will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract and Certificates.
Registration Statement — A registration statement of which this prospectus is a part, has been filed with the SEC under the Securities Act of 1933 with respect to the Contract and the Certificates thereunder.
Communications to Participants — To ensure receipt of communications, Participants must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030
(toll-free) or by accessing HMLIC’s website at horacemann.com. HMLIC will attempt to locate Participants for whom no current address is on file. In the event HMLIC is unable to locate a Participant, HMLIC may be forced to surrender the value of the Certificate to the Participant’s last known state of residence in accordance with the state’s abandoned property laws.
Participant Inquiries — A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
Forms Availability — Specific forms are available from HMLIC to aid the Participant in effecting many transactions allowed under the Certificate. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.
Investor Information from FINRA —Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit www.horacemann.com to register or log into Your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the Portfolio Company prospectuses are also available online at www.horacemann.com. To access this information click on “Retirement”, the tax type of Your annuity, and then “Prospectuses Online” in the “Annuity Resources” box.
45

Appendix A: Investment Options Available Under the Contract

The following is a list of Portfolio Companies available under the Contract and Certificates thereunder. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/QVDGAC. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com.
The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type of Fund	Portfolio Company and Adviser/Subadviser(1)	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1-year	5-year	10-year
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2015 Portfolio SC2 / Fidelity Management & Research Company LLC	0.66%	11.66%	3.73%	6.33%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2025 Portfolio SC2 / Fidelity Management & Research Company LLC	0.71%	14.23%	5.25%	7.75%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2035 Portfolio SC2 / Fidelity Management & Research Company LLC	0.78%	16.42%	7.28%	9.72%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2045 Portfolio SC2 / Fidelity Management & Research Company LLC	0.85%	19.53%	9.16%	10.82%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2055 Portfolio SC2 / Fidelity Management & Research Company LLC	0.85%	19.53%	9.16%	11.33%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2065 Portfolio SC2 / Fidelity Management & Research Company LLC	0.85%	19.52%	9.16%	11.33%
Asset Allocation	Fidelity® VIP FundsManager® 20% SC2* / Fidelity Management & Research Company LLC	0.62%	9.03%	3.00%	4.08%
Asset Allocation	Fidelity® VIP FundsManager® 50% SC2* / Fidelity Management & Research Company LLC	0.74%	14.03%	5.63%	7.09%
Asset Allocation	Fidelity® VIP FundsManager® 60% SC2* / Fidelity Management & Research Company LLC	0.78%	15.51%	6.52%	8.03%
Asset Allocation	Fidelity® VIP FundsManager® 70% SC2* / Fidelity Management & Research Company LLC	0.80%	16.91%	7.58%	8.95%
Asset Allocation	Fidelity® VIP FundsManager® 85% SC2* / Fidelity Management & Research Company LLC	0.83%	19.26%	8.93%	10.34%
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Type of Fund	Portfolio Company and Adviser/Subadviser(1)	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1-year	5-year	10-year
Large Value	American Funds IS Washington Mutual Investors Fund Class 4* / Capital Research and Management Company	0.75%	16.90%	13.60%	12.08%
Large Blend	Fidelity® VIP Index 500 Portfolio SC 2(2) / (Advisor) Fidelity Management & Research Company LLC / (Sub Advisor) Geode Capital Management, LLC	0.34%	17.48%	14.03%	14.42%
Large Blend	LVIP JPMorgan U.S. Equity Fund - Standard Class / J.P. Morgan Investment Management Inc.	0.63%	14.54%	13.69%	14.84%
Large Growth	American Funds IS Growth Fund Class 4 / Capital Research and Management Company	0.83%	19.93%	13.09%	17.67%
Mid Value	MFS VIT III Mid-Cap Value Portfolio Service Class* / Massachusetts Financial Services Company	1.04%	5.75%	9.90%	9.69%
Mid Blend	CVT S&P Mid-Cap 400 Index Class F* / Calvert Research and Management	0.53%	6.92%	8.55%	10.13%
Mid Growth	Allspring VT Discovery SMID Cap Growth Fundsm(2) / Allspring Global Investments, LLC	1.13%	5.39%	-2.46%	9.94%
Small Value	JPMorgan Small Cap Value Fund* — A Shares / J.P. Morgan Investment Management Inc.	1.19%	11.93%	9.41%	8.48%
Small Blend	BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares(2) / BNY Mellon Investment Adviser, Inc.	0.61%	5.36%	6.65%	9.15%
Small Growth	ClearBridge Variable Small Cap Growth 1 / Franklin Templeton Fund Adviser, LLC.	0.81%	9.23%	-0.17%	9.38%
Small Growth	Lord Abbett Series Fund - Developing Growth Portfolio*(1) / Lord Abbett & Co. LLC.	1.04%	14.59%	-1.17%	11.03%
International Stock - Developed Markets	Fidelity® VIP Overseas Portfolio SC 2(2)(3) / Fidelity Management & Research Company LLC	0.97%	20.05%	6.35%	7.66%
47

Type of Fund	Portfolio Company and Adviser/Subadviser(1)	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1-year	5-year	10-year
International Stock - Developed Markets	MFS VIT II International Growth Portfolio Service Class* / Massachusetts Financial Services Company	1.13%	20.81%	6.80%	9.60%
International Stock - Emerging Markets	American Funds IS New World Fund Class 4* / Capital Research and Management Company	1.07%	27.92%	5.06%	8.98%
Real Estate	Fidelity® VIP Real Estate SC2(4) / Fidelity Management & Research Company LLC	0.85%	2.90%	3.98%	3.61%
Real Estate	Vanguard® VIF Real Estate Index Portfolio / The The Vanguard Group, Inc.	0.26%	3.11%	4.51%	5.08%
Technology	Janus Henderson Global Technology and Innovation Fund Class S / Janus Capital Management LLC.	0.97%	24.84%	13.44%	21.18%
Intermediate-Term Bond	Fidelity® VIP Investment Grade Bond Portfolio SC 2(2) / Fidelity Management & Research Company LLC	0.62%	6.93%	-0.21%	2.45%
High Yield Bond	BlackRock High Yield V.I. Class III* / BlackRock Advisers, LLC.	0.78%	9.09%	4.57%	6.07%
Global Bond	Templeton Global Bond VIP Fund — Class 4*(3) / Franklin Advisers, Inc.	0.85%	15.56%	-1.05%	-0.25%
Global Bond	Vanguard® VIF Global Bond Index / The Vanguard Group, Inc.	0.13%	5.69%	-0.41%
Balanced	American Funds IS Managed Risk Asset Allocation Fund – P2 / Capital Research and Management Company	0.90%	11.67%	6.43%	7.17%
Balanced	Wilshire VIT Global Allocation Fund(2) / Wilshire Advisors, LLC	1.29%	17.48%	6.89%	7.62%
Money Market	Goldman Sachs VIT Government Money Market Fund* / Goldman Sachs Asset Management, L.P	0.18%	4.20%	3.18%	2.11%

*
These expenses reflect temporary fee reductions. The details about these waivers can be found in the Portfolio Company prospectus at dfinview.com/HoraceMann/TAHD/QVDGAC
(1)
Under certain Guaranteed Minimum Death Benefit Riders, We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Portfolio Companies. The Portfolio Companies available may vary by Qualified Retirement Plan. You should refer to Your Plan for a list of Portfolio Companies available to You.
(2)
The following Portfolio Companies are available for Variable Annuity Payments: Wilshire VIT Global Allocation Fund, Fidelity® VIP Index 500 Portfolio SC 2, Fidelity® VIP Overseas Portfolio SC 2, Fidelity® VIP Investment Grade Bond Portfolio SC 2, Allspring VT Discovery SMID Cap Growth Fund and BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares.
(3)
On and after May 1, 2019, Participants may not begin or increase premium payment allocations or make new transfers to the Portfolio Company. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Company, they may continue the program(s), but may not begin or increase allocations to the Portfolio Company.
48

(4)
On and after May 1, 2026, Contract Owners may not begin or increase premium payment allocations or make new transfers to the Portfolio Companies. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Companies, they may continue the program(s), but may not begin or increase allocations.
49

Appendix B: Guaranteed Minimum Death Benefit Examples

Example for Return of Premium with Interest Guaranteed Minimum Death Benefit (“Interest GMDB”)
Assume the following:
●
There is an initial Net Premium of $100,000 and no subsequent premiums.
●
There is a withdrawal on the 3rd Certificate anniversary of $25,000. The Participant Account Value immediately before the withdrawal is $125,000.
●
We are calculating the death benefit on the 5th Certificate anniversary. The Participant Account Value at that time is $101,000.
●
There are no loans on the Certificate.
●
The Participant has not yet attained age 81.
●
No other death benefit rider was selected.
The Interest GMDB value at issue is equal to the initial Net Premium.
$100,000
The Interest GMDB value immediately before the withdrawal is the initial Net Premium accumulated at 5% interest for 3 years:
$100,000 × 1.05^3 = $115,763
The withdrawal adjustment is the withdrawal amount divided by the Participant Account Value immediately before the withdrawal and multiplied by the Interest GMDB value immediately before the withdrawal:
$25,000/$125,000 × $115,763 = $23,153
The Interest GMDB value immediately following the withdrawal is the Interest GMDB value immediately before the withdrawal less the withdrawal adjustment:
$115,763 – $23,153 = $92,610
The Interest GMDB value on the 5th Certificate anniversary is the Interest GMDB value immediately following the withdrawal accumulated at 5% interest for 2 years:
$92,610 × 1.05^2 = $102,103
The death benefit is the greatest of the Interest GMDB and the Participant Account Value.
Max [$102,103, $101,000] = $102,103
Example for Guaranteed Minimum Death Benefit—Step-Up with Return of Premium (“Step-Up GMDB”)
Assume the following:
●
There is an initial Net Premium of $100,000 and no subsequent premiums.
●
The Participant Account Value on the 1st Certificate Anniversary is $90,000.
●
The Participant Account Value on the 2nd Certificate Anniversary is $120,000.
●
There is a withdrawal during the 3rd Certificate Year of $25,000. The Participant Account Value immediately before the withdrawal is $125,000.
●
The Participant Account Value on the 3rd Certificate Anniversary is $105,000.
●
We are calculating the death benefit during the 4th Certificate Year. The Participant Account Value at that time is $101,000.
●
There are no loans on the Certificate.
●
The Participant has not yet attained age 81.
●
No other death benefit rider was selected.
The Step-Up Anniversary Value for the 1st Certificate Anniversary projected to the date of death is the Participant Account Value on the 1st Certificate Anniversary less an adjustment for the subsequent withdrawal:
$90,000 – ($25,000/$125,000 × $90,000) = $72,000
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The Step-Up Anniversary Value for the 2nd Certificate Anniversary projected to the date of death is the Participant Account Value on the 2nd Certificate Anniversary less an adjustment for the subsequent withdrawal:
$120,000 – ($25,000/$125,000 × $120,000) = $96,000
The Step-Up Anniversary Value for the 3rd Certificate Anniversary projected to the date of death is the Participant Account Value on the 3rd Certificate Anniversary:
$105,000
The Step-Up GMDB is equal to the maximum of these values:
Max [$72,000, $96,000, $105,000] = $105,000
The Return of Premium Death Benefit at the date of death is the initial Net Premium less a withdrawal adjustment:
$100,000 – ($25,000/$125,000 × $100,000) = $80,000
The death benefit is the greatest of the Step-Up GMDB, the Return of Premium Death Benefit, and the Participant Account Value.
Max [$105,000, $80,000, $101,000] = $105,000
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Appendix C: Market Value Adjustment Examples

A Market Value Adjustment (“MVA”) may apply if you transfer, withdraw, surrender, or apply to an Annuity Payment option, amounts in a Guarantee Period Account before the end of its related Guarantee Period. An MVA is determined by a mathematical formula designed to measure changes in the level of prevailing current interest rates since the beginning of the relevant Guarantee Period, and may be positive or negative. Any negative MVA will be waived to the extent it would decrease the Fixed Account Value below the Fixed Net Premium less any outstanding loan balance. The minimum amount that a Participant will ever receive from the Fixed Account equals 87.5 of the Fixed Net Premium accumulated at the Fixed Account guaranteed interest rate as shown in the Participant’s Certificate, less any outstanding loan balance. The MVA is applied before any applicable surrender charges or other charges are deducted.
The MVA Formula
Any amount that is subject to an MVA is multiplied by an adjustment factor (“MVA Factor”) to determine the amount of the MVA.
MVA Factor = 0.9 × {I – (J + .0025)} × N
Where:
I = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the establishment of the Guarantee Period. (As used here, “Treasury Rate” means the U.S. Treasury Note Constant Maturity yield as reported in the Federal Reserve Bulletin Release H.15.)
J = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the receipt of the transfer, surrender, withdrawal, or annuitization request. Note: J is limited to 3 percent above or below I for the MVA, regardless of the current interest crediting rate.
N = the number of whole or partial years from the date We receive the transfer, surrender, withdrawal, or annuitization request until the end of the relevant Guarantee Period.
Examples:
Assume the following:
●
There is an initial Net Premium of $1,000 to a five-year Guarantee Period Account.
●
The interest rate is 1 percent.
●
There are no surrender charges.
●
The Participant makes a withdrawal of all Participant Account Value in the Guarantee Period Account at the end of the first year of the Certificate.
Calculation of an MVA in a declining interest rate environment
I = 6%J = 3%
N = 4
Withdrawal Value $1010
○
MVA Factor = .9 × {.06 – (.03 + .0025)} × 4 = .099 or 9.9%.
○
MVA = .099 × 1010 = $99.99
○
Final withdrawal value = $1,109.99
Calculation of an MVA in an increasing interest rate environment
I = 6%J = 9%
N = 4
Withdrawal Value $1010
○
MVA Factor = .9 × {.06 – (.09 + .0025)} × 4 = -.117 or -11.7%.
○
MVA = -.117 × 1010 = $-118.17
○
Final withdrawal value = $891.83
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Additional information about the HMLIC Group AnnuitySeparate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2026. The financial statements of HMLIC and of the Separate Account are contained in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information, request other information about the Certificate and make investor inquiries by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free).
Reports and other information about HMLIC and the Group Annuity Separate Account are available on the Commission’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657
1-800-999-1030
EDGAR Contract Identifier C000041630
IA-009806 (5/26)

Qualified Group Annuity Separate Account Prospectus for
Retirement Protector
Issued by Horace Mann Life Insurance CompanyOffered by Horace Mann Investors, Inc.
May 1, 2026
To receive prospectuses and other annuity-related documents
electronically, sign-up for eDelivery. Visit www.horacemann.com to register or log into your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the underlying fund prospectuses are also available online at www.horacemann.com/. To access this information, click on “Retirement”, then “Retirement Education”, and “Learn More” under the “Prospectuses Online” section of the “Annuity resources library”. Then select your product.

IMPORTANT NOTICE REGARDING DELIVERY OF VARIABLE ANNUITY DOCUMENTS
Dear Client:
To help our environment and reduce the amount of paper you receive, we only send one copy of prospectuses, annual and semi-annual reports, and other documents relating to the variable annuities and their underlying investment options to households with multiple Horace Mann variable annuity clients who would be receiving the same documents. You will continue to receive separate documents relating to values and activity within specific variable annuity contracts.
You may choose to receive a separate copy of these general documents at any time by contacting us toll-free at 800-999-1030 or by mail at 1 Horace Mann Plaza, Springfield, IL 62715. Once we receive your request, we will start sending you separate copies within 30 days.
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit http://www.horacemann.com to register or log in to Your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
We appreciate your cooperation as we work to reduce the volume of paper we distribute. While we’re committed to providing you with the information you need in the format you prefer, we are always looking for ways to reduce paper use.
The Horace Mann Companies • 1 Horace Mann Plaza • Springfield, Illinois 62715-0001
217-789-2500 • www.horacemann.com

Retirement Protector Qualified Variable Deferred Group Annuity Contract funded through Horace Mann Life Insurance Company Qualified Group Annuity Separate Account of Horace Mann Life Insurance Company
May 1, 2026
This prospectus describes a variable, qualified group annuity Contract (“Contract”) to qualified retirement plans. The Contract and Certificates issued thereunder (“Certificates”) are issued by Horace Mann Life Insurance Company (“HMLIC”) in connection with retirement plans or arrangements, which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”).
An investment in the Contract is subject to risks related to HMLIC, and any obligations (including those under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC.
The Contract is not suitable as a short-term savings vehicle and is designed for individuals seeking long-term, tax-deferred accumulation of funds. Surrender charges may apply and will reduce the value of Your Contract if You withdraw money during the surrender charge period. Taxes and penalties may also be applicable.
Participants may allocate Net Premium and Participant Account Value to the Fixed Account or to the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (“Separate Account”) that invests through each of its Subaccounts (sometimes referred to as Variable Investment Options) in a corresponding Underlying Fund. The retirement plan sponsor has the right to limit the number of funds available in its plan and may choose to exclude some of the following Underlying Funds. The Underlying Funds are listed in Appendix A: Investment Options Available Under the Contract.
In some situations We provide or offer a premium bonus rider. This bonus feature provides for a percentage of premium to be credited to all premiums We receive at Our Home Office during a specified period of time. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract and the premium bonus will never be more than 5% nor paid longer than 5 years. HMLIC may collect a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, a higher mortality and expense risk fee, a lower credited rate on the Fixed Account and/or higher surrender charges and may only be beneficial to You if You own a Certificate for a sufficient length of time. Under some circumstances, You may be worse off if Your Certificate includes this bonus feature. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time. Under this scenario, the excess will be a profit to Us.
This prospectus sets forth the information an investor should know before purchasing a Contract or a Certificate thereunder and should be kept for future reference.
If You are a new investor in the Certificate, You may cancel Your Certificate within 30 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, You will receive the greater of: (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance; or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received. We will pay the refund within 7 calendar days after We receive the Certificate. Upon return of the Certificate, it will be deemed void. You should review the prospectus, or consult with Your investment professional, for additional information about the specific cancellation terms that apply.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THISSECURITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHERGOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY
ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
PRINCIPAL AMOUNT INVESTED.
The date of this prospectus is May 1, 2026.

2

Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Participant’s interest in a Subaccount before Annuity Payments begin.
Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.
Annuitant: The person whose life determines the Annuity Payments made under a Certificate.
Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Participant Account Value on the Annuity Date, adjusted for any applicable Market Value Adjustment and less any applicable premium tax.
Annuity Date: The date Annuity Payments begin. The criteria for setting an Annuity Date are set forth in Your Certificate, and the anticipated Annuity Date is shown on the data pages of Your Certificate.
In addition, Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts must begin by April 1 following the calendar year in which the Participant reaches age 73. See “Tax Consequences --- Required Minimum Distributions.”
Annuity Payments: A series of payments beginning on the Annuity Date.
Annuity Period: The period during which Annuity Payments are made.
Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.
Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.
Certificate: The document issued to each Participant under a Contract describing the terms of the Contract and the rights and benefits of the Participant.
Certificate Account: An account established to receive a Participant’s Net Premium.
Certificate Account Value: A Certificate Account’s Fixed Account Value plus the Certificate Account’s Variable Account Value.
Certificate Anniversary: The same day and month as a Certificate Date for each succeeding year of a Certificate.
Certificate Date: The date when a Certificate becomes effective. The Certificate Date is shown on the data pages of the Certificate.
Certificate Year: A period of twelve months beginning on the Certificate Date or any Certificate Anniversary.
Contract: The group flexible premium deferred variable annuity contract this prospectus offers and the Certificates thereunder. This document describes the terms of the annuity contract, the rights of the Contract Owner and the rights and benefits of the Participants.
Contract Account: An account established to receive Contract Owner Net Premium on behalf of a Participant.
Contract Account Value: A Contract Account’s Fixed Account Value plus the Contract Account’s Variable Account Value.
Contract Owner: The entity identified as the Contract Owner on the data pages of a Certificate.
Financial Exploitation: (A) the wrongful or unauthorized taking, withholding, appropriation, or use of a Specified Adult’s funds or securities; or (B) any act or omission by a person, including through the use of a power of attorney, guardianship, or any other authority regarding a Specified Adult, to (i) obtain control, through deception, intimidation or undue influence, over the Specified Adult’s money, assets or property, or (ii) convert the Specified Adult’s money, assets or property.
FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of the National Association of Securities Dealers (“NASD”) and the member regulation, enforcement and arbitration functions of the New York Stock Exchange. (“NYSE”).
Fixed Account: An account established to receive the Net Premium, any applicable premium bonus, and the transfers allocated to the General Fixed Account and any Guarantee Period Account(s). Fixed Account money is invested along with other insurance funds in Our general account.
Fixed Account Value: The dollar value of the Fixed Account under a Certificate before Annuity Payments begin.
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Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.
Fixed Net Premium: The Net Premium allocated to the Fixed Account plus any transfers from the Variable Account, less a proportional amount for any withdrawals and transfers from the Fixed Account.
General Fixed Account: A Participant’s portion of an interest-bearing account set up to receive the Net Premium and the transfers allocated to such account under the Participant Account. The General Fixed Account is distinguished from the Guarantee Period Account option(s) of the Fixed Account.
Guarantee Period Account(s): Fixed Account option(s) that may be offered under a Certificate that provide a guaranteed interest rate for a specified period of time (“Guarantee Period”) and to which a Market Value Adjustment may apply.
HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; 800-999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.
Investment Options: The Fixed Account option(s) and the Underlying Funds in which the Subaccounts invest.
IRC: The Internal Revenue Code of 1986, as amended.
Market Value Adjustment: For any Guarantee Period Account, an increase or decrease in the surrender value or withdrawal value, a transfer amount, or in the amount applied to an annuity option. A Market Value Adjustment reflects changes in the level of prevailing current interest rates since the beginning of each Guarantee Period.
Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.
Net Premium: The premium payments paid to HMLIC under the Contract Account and Certificate Account of a Certificate, less any applicable premium tax.
Participant (You, Your): A person to whom a Certificate showing participation under a Contract has been issued.
Participant Account: An account established for each Participant to receive premium payments made by or on behalf of the Participant.
Participant Account Value: The Contract Account Value plus the Certificate Account Value, before Annuity Payments begin.
Plan: The employer-sponsored retirement plan under which a Certificate is issued, evidenced by a written Plan Document.
Plan Document: A document establishing the terms and benefits of a Plan. We are not a party to such a document.
Premium Year: A period of twelve months beginning on the date each premium payment is received in Our Home Office and on any annual anniversary of that date.
Proof of Participant’s Death: (1) A completed claimant’s statement as provided by Us; and (2a) a certified copy of the death certificate or (2b) any other proof of death satisfactory to Us, including, but not limited to, a certified copy of a decree of a court of competent jurisdiction certifying death, or a written statement by a medical doctor who attended the deceased at the time of death; and (3) any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.
Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts and the Certificates thereunder: IRC Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 457(b) eligible governmental deferred compensation plan annuity (“457(b) Contract”); and IRC Section 401(a) qualified annuity (“401(a) Contract”).
Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 457(b).
Required Minimum Distribution: The amount required to be withdrawn from Your Certificate after You reach age 73 or upon Your death. See “Tax Consequences – Required Minimum Distributions”.
Separate Account: The Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”).
4

Specified Adult: A Contract Owner who is (A) a natural person age 65 and older; or (B) a natural person age 18 and older who HMLIC reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests.
Subaccount: A division of the Separate Account, which purchases shares of a corresponding Underlying Fund.
Underlying Funds, Portfolio Companies: Mutual Funds that are listed in this document and are available for investment by the Separate Account.
Unit Investment Trust (or “UIT”): A type of investment company, regulated and separately registered and regulated by the SEC under the Investment Company Act of 1940. The Separate Account is registered as a UIT. The UIT referenced in this prospectus is open-ended, meaning there can be continuous purchases of shares of the Underlying Funds. Variable Annuity Payments are deposited in the UIT and allocated to the Subaccounts each of which invests in a specified Underlying Fund, which is separately registered under the Investment Company Act of 1940.
Valuation Date: Any day on which the NYSE is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time or the close of the NYSE if earlier. We deem receipt of any Net Premium or transaction request to occur on a particular Valuation Date if We receive the Net Premium or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time or the close of the NYSE, if earlier on that day. If received at or after 3:00 p.m. Central Time or the close of the NYSE, if earlier, We deem receipt to occur on the following Valuation Date.
Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.
Variable Account: A Participant’s portion of the Separate Account set up to receive Net Premium, any applicable premium bonus and transfers allocated to the Separate Account under the Participant Account.
Variable Account Value: The dollar value of the Variable Account under a Certificate before Annuity Payments begin.
Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.
5

Important Information You Should Consider About the Certificate

Fees, Expenses, and Adjustments	Location in Statutory Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If You make a withdrawal from or surrender the Certificate, You may be assessed a surrender charge up to 8.0% of the amount withdrawn or surrendered. Surrender charges are applied to surrenders and withdrawals based on the date the premium payment is made and not on the effective date of the Certificate.
For example, if You make an early withdrawal, You could pay a surrender charge of up to $8,000 on a $100,000 investment.
The Contract - Deductions and Expenses - Surrender Charges
Are There Transaction Charges?	No. Aside from the charges for early withdrawals described above and potential premium taxes, there are no charges for transactions.	The Contract - Transactions
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Certificate data pages for information about the specific fees You will pay each year based on the options You have elected.

The Contract -
Deductions and
Expenses -
Mortality and
Expense Risk Fee
(“M&E Fee”)

The Contract -
Deductions and
Expenses - Annual
Maintenance Fee

Additional
Information About
Fees - Annual
Portfolio Company
Expenses

	Annual Fee	Minimum	Maximum
	Base Contract	0.75% of the Participant Account Value	1.29% of the Participant Account Value
	Investment Options (Portfolio Company Fees and Expenses)	0.04% as a percentage of Portfolio Company assets.	1.34% as a percentage of Portfolio Company assets.
	Optional Benefits Available for an Additional Charge (For a Single Optional Benefit , if Elected)	0.05% as a percentage of average Participant Account Value.	0.50% as a percentage of average Participant Account Value.
Because Your Certificate is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Certificate, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Certificate, which could add surrender charges that substantially increase costs.

	LOWEST ANNUAL COST:	HIGHEST ANNUAL COST:
	$1,342	$2,639
	Assumes:	Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Contract classes and Portfolio
Company fees and expenses
●No optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
Contract classes, Portfolio
Company fees and expenses and
optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

Risks
6

Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Certificate, including loss of principal.	Location in Statutory ProspectusPrincipal Risks of Investing in the Contract – Risk of Loss
Is this a Short-Term Investment?
No. This Certificate is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
Surrender charges may apply for up to 10 years. Surrender charges will reduce the value of Your Certificate if You withdraw money during the surrender charge period.The benefits of tax deferral also mean the Certificate is more beneficial to investors with a long-time horizon.
Principal Risks of Investing in the Contract – Not a Short-term Investment
What Are the Risks Associated with the Investment Options?
An investment in this Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Investment
Options available under the Certificate (e.g., Portfolio Companies).
Each Investment Option (including any Fixed Account Investment Option)
will have its own unique risks.
You should review these Investment Options before making an investment decision.
Principal Risks of Investing in the Contract – Risks Associated with Investment Options
What Are the Risks Related to the Insurance Company?
An investment in the Certificate is subject to the risks related to Horace Mann
Life Insurance Company (HMLIC). Any obligations (including under any
Fixed Account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://
www.horacemann.com/why-us/a-history-of-financial-strength.
Principal Risks of Investing in the Contract -Insurance Company Risks
Restrictions
Are There Restrictions on the Investments Options?
Yes. HMLIC reserves the right to remove or substitute Underlying Funds as
Investment Options that are available under the Certificate.
At any time before Your Certificate’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the Fixed Account of the
Certificate, subject to certain restrictions. Transfers from a Guarantee Period
Account to the General Fixed Account or to the Variable Account, or between
Guarantee Period Accounts, may be subject to a Market Value Adjustment.
We reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Participants, it will notify You in writing of any restrictions.

Horace Mann Life
Insurance
Company - The
Fixed Account -
The Separate
Account and the
Portfolio
Companies - The
Portfolio
Companies -
Selection of
Portfolio
Companies

[The Contract -
Transactions -
Transfers

The Contract -
Transactions -
Market Timing

7

	Restrictions	Location in Statutory Prospectus
Are There any Restrictions on Contract Benefits?
Yes. Optional benefits may not be available in all states or in all Plans.
The Premium Bonus Rider is only available at issue of the Contract and will only be included or offered if negotiated by the employer and HMLIC as part of the Contract.
You should refer to the Contract and enrollment form for the optional riders available to You.
Guaranteed Minimum Death Benefit Riders will not be issued on or after the
Participant’s70th birthday.
The Guaranteed Minimum Death Benefit Riders cannot be terminated by the
Participant or the Contract Owner after the Certificate Date.
Under certain Guaranteed Minimum Death Benefit Riders, We reserve the right to restrict allocations or transfers to the Fixed Account or any of the
Subaccounts.
The Guaranteed Minimum Death Benefit Riders may only be terminated by
Us as described in the Guaranteed Minimum Death Benefit Rider(s) attached to Your Certificate.
The Contract – Deductions and Expenses Charges for Optional Riders – Premium Bonus Ride The Contract – Death Benefit – Guaranteed Minimum Death Benefit Riders
Taxes
What Are the Certificates Tax Implications?
An investor should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the
Certificate. There is no additional tax benefit to the investor when the
Certificate is purchased through a tax-qualified plan. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
Tax Consequences - Taxation of Qualified Contracts
Conflicts of Interest
How are Investment Professionals Compensated?
Some investment professionals may receive compensation for selling a contract to investors. This compensation is typically paid in the form of commissions, but the sale of the Certificate may also count toward the investment professional’s qualification for receipt of cash and non-cash compensation related to sales incentives or contests. These investment professionals may have a financial incentive to offer or recommend the Certificate over another investment.
Other Information - Distribution of the Contract
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer an investor a new contract in place of the one he or she already owns. That investor should only exchange his or her existing contract if he or she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him or her to purchase the new contract rather than continue to own the existing contract.
The Contract - Transactions - Conversions/ Exchanges
Overview of the Certificate

What is the purpose of this Contract, and what is it designed to do?
The purpose of the Contract/Certificate is to help individuals who are seeking long-term, tax-deferred accumulation of funds. Purchasing the Contract/Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, the individual should have reasons other than tax deferral to purchase this product.
The Certificate can be used to supplement Your retirement income by providing accumulated funds that can be used for retirement or by providing a stream of income payments during the payout phase. It also offers death benefits to protect Your designated beneficiaries. This Certificate may be appropriate if You have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Investment Options.
8

To determine the Certificate You own, look in the bottom left-hand corner of Your Certificate for the form number. This prospectus applies to all HMLIC Contracts with a form number of IC-456 immediately followed by any combination of 3 letters and/or numbers.
How Do I Accumulate Assets in this Contract and Receive Income from the Contract?
Your Certificate has two phases: 1) an accumulation (savings) phase; and 2) a payout (income) phase.
1) Accumulation (Savings) Phase
The accumulation phase is the period of time (often several years or even decades) during which You are making premium payments into Your Certificate. To help You accumulate assets, You can invest Your premium payments in:
●
Portfolio Companies (mutual funds), a broad range of varying asset categories (such as lifecycle/target date, large company value, small company growth, and bond funds, among others). Each has its own investment strategies, investment advisers, expense ratios, and returns; and
●
a General Fixed Account option, which offers a guaranteed interest rate. The guaranteed interest rate is established at issue, but will never be less than 1%. The General Fixed Account is part of HMLIC’s general account.
●
any Guarantee Period Account available under Your Certificate. The Guarantee Period Account(s) provide a guaranteed interest rate for a specified period of time (“Guarantee Period”).
A list of Portfolio Companies in which You can invest is provided in Appendix A: Investment Options Companies Available Under the Contract, located in the back of the prospectus along with the type of fund, the adviser/subadviser, current expenses and performance information for each Portfolio Company.
2) Payout (Income) Phase
You can elect to annuitize Your Certificate and turn Your Participant Account Value into a stream of income payments (sometimes called Annuity Payments), at which time the accumulation phase of the Certificate ends. These payments may continue for a fixed period of years, for Your entire life, or for the longer of a fixed period or Your life. The payments may also be fixed or variable. Variable payments will vary based on the performance of the Investment Options You select.
Please note that if You annuitize, Your investments will be converted to income payments and You may no longer be able to choose to withdraw money at will from Your Certificate. All death benefits terminate upon annuitization.
What are the Primary Features and Options that this Certificate Offers?
Accessing Your money. Until You annuitize, subject to any restrictions imposed by the IRC or under the Qualified Retirement Plan, You can choose to withdraw Your Participant Account Value at any time. Although, if You withdraw early, You may have to pay a surrender charge and/or income taxes, including a penalty tax if You are younger than age 59 ½.
Loans. Loans may be available in certain Qualified Contracts if allowed by the Qualified Retirement Plan. The terms of such loans are subject to the provisions of the plan and the IRC.
Tax treatment. You can transfer money between Investment Options without tax implications, and earnings (if any) on Your investments are generally tax-deferred. You are taxed only when: (1) You make a withdrawal; (2) You receive an income payment from the Contract; or (3) upon payment of a death benefit.
Systematic Withdrawals. Before commencement of an Annuity Period, You may select systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of Required Minimum Distributions which are paid annually. As with any withdrawal, systematic withdrawals will reduce the Participant Account Value of Your Certificate.
Death benefits. Your Certificate includes a basic death benefit that will pay Your designated beneficiaries the greater of: (1) the Participant Account Value; or (2) the death benefit provided in any rider attached to the Certificate.
Guaranteed death benefit riders. The Contract Owner may select for all Participants in its Plan, or a Participant may elect, any of the optional death benefits. An additional cost is associated with each of these benefits. All of these optional benefits may not be available in all states or in all Plans and will not be issued on or after the Participant’s 70th birthday.
Premium bonus rider. In some situations, We provide or offer a premium bonus rider. This bonus feature provides for a percentage of premium to be credited to all premiums We received at Our Home Office during a specified period of time. Premium bonus amounts are treated as interest, resulting in an increase to the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. Withdrawals from Your Certificate will reduce the Participant Account Value,
9

the amount available to purchase Annuity Payments under the Certificate, and the death benefit. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract and the premium bonus will never be more than 5% nor paid longer than 5 years. HMLIC may collect a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, a higher mortality and expense risk fee, a lower credited rate on the Fixed Account and/or higher surrender charges and may only be beneficial to You if You own a Certificate for a sufficient length of time. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time.
If You are a new investor in the Certificate and exercise Your right to cancel Your Certificate within 30 days of receiving it without paying fees or penalties, You will receive the greater of: (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance; or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received.
Portfolio rebalancing and dollar cost averaging. At no additional charge, You may select portfolio rebalancing, which automatically rebalances the Investment Options You select to maintain Your chosen mix of Investment Options. Alternately, at no additional charge, You may select dollar cost averaging, which automatically transfers a specific amount of money from the Fixed Account to the Investment Options You have selected, at set intervals over a specific period of time.
Fees

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering or making withdrawals from the Certificate. Please refer to Your Certificate’s data page for information about the specific fees You will pay each year based on the options You have elected.
The first table describes the fees and expenses that You will pay at the time that You buy the Certificate, surrender or make withdrawals from the Certificate, or transfer Account Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Deferred Sales Load (or Surrender Charge) (as a percentage of amount surrendered)	8% Maximum Surrender Charge
Transfer Fee	None
The next table describes the fees and expenses that You will pay each year during the time that You own the Certificate (not including Portfolio Company fees and expenses).
Annual Contract Expenses
Administrative Expenses (1)	$36
Base Contract Expenses (2) (as a percentage of average Variable Account Value or Contract Account Value)	1.25%
Optional Benefit Expenses (as a percentage of average Participant Account Value))

Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium

Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest

Guaranteed Minimum Death Benefit Rider — Return of Premium

Premium Bonus Rider
0.20%(3) 0.30%(3) 0.05% 0.50%
Loan Interest	8%
(1)
We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers. We reserve the right to change the annual maintenance fee for Certificates issued in the future.
(2)
This table reflects the maximum M&E rate available under the Contract. Under a Qualified Retirement Plan, the employer may negotiate the rate with HMLIC. We have negotiated rates between 0.75% and 1.25%.
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(3)
If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.
The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time that You own the Certificate. Expenses shown may change over time and may be higher or lower in the future. These amounts also include applicable platform charges if you choose to invest in certain Portfolio Companies. A complete list of Portfolio Companies available under the Certificate, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.04%	1.34%
Example
This Example is intended to help You compare the cost of investing in the variable options with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual Certificate expenses, and Annual Portfolio Company Expenses.
The Example assumes all Certificate value is allocated to variable options. Your costs could differ from those shown below if you invest in fixed options.
The Example assumes that You invest $100,000 in the Certificate for the time periods indicated. The Example also assumes that Your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:
If You surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$10,822	$15,592	$19,409	$29,257

If You annuitize or do not surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$2,639	$8,098	$13,808	$29,257
Benefits Available Under the Contract

The following table summarizes information about the benefits available under the Contract.
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death Benefit
If You die before the
Annuity Date and
while the Certificate is
in force, pays Your
designated
beneficiaries the
greater of: (1) the
Participant Account
Value; or (2) the death
benefit provided in any
rider attached to the
Certificate.
		Standard	None	None
Guaranteed Minimum Death Benefit — Return of Premium	If You die before the Annuity Date and while the Certificate is in force, pays Your designated beneficiaries the greatest of: (1) the	Optional	0.05% (on an annual basis) of Your average Participant Account Value.	May not be available in all states or in all Plans and will not be issued on or after the Participant’s 70th birthday.
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Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations

Participant Account
Value; or (2) the death
benefit provided in any
other rider attached to
the Certificate; or (3)
the Return of Premium
Death Benefit – the
initial Net Premium
received (adjusted for
any additional Net
Premium, withdrawals
and outstanding loan
balance).
This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. You should refer to the Contract and enrollment form for the optional riders available to You.
Guaranteed Minimum Death Benefit — Step-up with Return of Premium
If You die before the
Annuity Date and
while the Certificate is
in force, pays Your
designated
beneficiaries the
greatest of: (1) the
Participant Account
Value; or (2) the death
benefit provided in any
other rider attached to
the Certificate; or (3)
the Return of Premium
Death Benefit
described above; or (4)
the Step-Up Death
Benefit – the greatest
Step-Up Anniversary
Value (adjusted for any
additional Net
Premium, withdrawals
and outstanding loan
balance).
Optional
0.20% (on an annual
basis) of Your average
Participant Account
Value.
If both the Guaranteed
Minimum Death
Benefit
Rider — Step-up with
Return of Premium
and the Guaranteed
Minimum Death
Benefit
Rider — Return of
Premium with Interest
are selected, the total
annual charge for both
riders will not exceed
0.40% (on an annual
basis) of Your average
Participant Account
Value.

May not be available in
all states or in all Plans
and will not be issued
on or after the
Participant’s 70th
birthday.
This rider cannot be
terminated by the
Participant or the
Contract Owner after
the Certificate Date.
We reserve the right to
restrict allocations or
transfers to the Fixed
Account or any of the
Subaccounts.
You should refer to the
Contract and
enrollment form for
the optional riders
available to You.

Guaranteed Minimum Death Benefit — Return of Premium with Interest
If You die before the
Annuity Date and
while the Certificate is
in force, pays Your
designated
beneficiaries the
greatest of: (1) the
Participant Account
Value; or (2) the death
benefit provided in any
other rider attached to
the Certificate; or (3)
the Return of Premium
with Interest Death
Benefit – Net premium
(adjusted for any
additional Net
Premium, withdrawals
Optional
0.30% (on an annual
basis) of Your average
Participant Account
Value.
If both the Guaranteed
Minimum Death
Benefit
Rider — Step-up with
Return of Premium
and the Guaranteed
Minimum Death
Benefit
Rider — Return of
Premium with Interest
are selected, the total
annual charge for both
riders will not exceed

May not be available in
all states or in all Plans
and will not be issued
on or after the
Participant’s 70th
birthday.
This rider cannot be
terminated by the
Participant or the
Contract Owner after
the Certificate Date.
We reserve the right to
restrict allocations or
transfers to the Fixed
Account or any of the
Subaccounts.

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Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
	and outstanding loan balance) accumulated at 5% interest prior to and upon the Certificate Anniversary immediately following the Participant’s attainment of age 80.		0.40% (on an annual basis) of Your average Participant Account Value.	You should refer to the Contract and enrollment form for the optional riders available to You.
Premium Bonus	Provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your Certificate.	Optional	0.50% (on an annual basis) of Your average Participant Account Value.
May not be available in
all states or in all
Plans.
This rider will only be
included or offered if
negotiated by the
employer and HMLIC
as part of the Contract.
You should refer to the
Contract and
enrollment form for
the optional riders
available to You.
The premium bonus
will never exceed 5%
and will never be paid
longer than 5 years.

Portfolio Rebalancing	Automatically rebalances the Investment Options You select (either quarterly, semiannually or annually)to maintain Your chosen mix of Investment Options.	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Dollar Cost Averaging	Automatically transfers a specific amount of money from the Investment Options You have selected, at set intervals over a specific period of time.	Standard	None	Cannot use with the portfolio rebalancing option. Only available during the accumulation phase. Subject to portfolio restrictions.
Systematic Withdrawals	Automatically withdraws money (either monthly, quarterly, semi- annually or annually)	Standard	None	Cannot use with the dollar cost averaging option. Only available during
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Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
	from the Investment Options You select. The amount of the withdrawals are determined by the systematic withdrawal option You select.			the accumulation phase. Subject to portfolio restrictions.
Buying the Contract

How Do I Purchase the Retirement Protector Qualified Variable Deferred Group Annuity Contract ?
Employers may purchase the Contract and Participants may purchase Certificates thereunder. To purchase a Certificate, You must complete an application bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 457(b) and 401(a) Certificates the employer will purchase the Certificate on behalf of the employee/Participant, but the Participant will be required to complete an enrollment form and client profile form in those instances, when the purchase of this product was the result of a recommendation.
How Much Can I Contribute and How are My Contributions Invested?
Your premium payments will be invested in the Investment Options that You choose.
Qualified Policies (Purchased using pre-tax dollars)
Minimum Initial Annual Premium	$300 annually
Minimum Subsequent Annual Premiums	$300 annually
Maximum Subsequent Premiums (per Certificate Year after 1st Certificate Anniversary)	As permitted by IRS regulations
Maximum Total Premiums	$1,000,000 without Our prior approval
After Your initial premium payment, You are not required to make any additional premium payments under Your Certificate.
When Will Any Premium Payments that I Make be Credited to My Account?
Net Premium payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). The minimum premium payment for the Certificate is $25 per month or $300 per year. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval.
If a registered representative recommended and completed the enrollment form and associated forms, the appropriate broker-dealer has approved the suitability and best interest of the sale, Your enrollment form is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Certificate within two business days of its receipt, and credit Your initial Net Premium to Your Certificate.
If an incomplete enrollment form is received, HMLIC will promptly request additional information needed to process the enrollment form. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
Allocation of Net Premiums—When You complete Your enrollment form, You will give Us instructions on how to allocate Your Net Premium payments among the Fixed Account and/or the available Subaccounts. If an incomplete enrollment form is received, HMLIC will promptly request additional information needed to process the enrollment form. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by You. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by You. The amount You direct to a particular Subaccount or to
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the Fixed Account must be in whole number percentages from 5% to 100% of the Net Premium payment. If You make additional premium payments, We will allocate the Net Premiums in the same manner as Your initial Net Premium payment. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form.
Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Your premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Portfolio Company, expenses and the deduction of certain charges under the Certificate.
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the NYSE if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
Making Withdrawals: Accessing the Money in Your Contract

Can I Access the Money in My Account During the Asset Accumulations (Savings) Phase?
Yes. However, withdrawal of Account Value from Qualified Contracts are subject to any restrictions imposed by the IRC or under the Qualified Retirement Plan. If not restricted by the IRC or Qualified Retirement Plan under which the Certificate is issued, You may surrender the Certificate or withdraw part of Your Participant Account Value for cash before Annuity Payments begin.
What is the Process to Request a Withdrawal of Money from My Certificate?
You may request a surrender or a partial withdrawal by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Participant. A Participant may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com.
When credited, premium bonus amounts are treated as interest, resulting in an increase to the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit.For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the Fixed Account and the Subaccount(s), each in proportion to their share of the sum of the Participant Account Value in these accounts. Your Participant Account Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes and may be subject to a Market Value Adjustment. Withdrawals from the Certificate will reduce the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. We may use any proceeds from surrender charges associated with the bonus to recoup the amount of any premium bonus paid. Any partial withdrawal is subject to a $100 minimum and may not reduce the Participant’s Account Value to less than $100.
The surrender or partial withdrawal of Variable Account Value (including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value. Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date following the receipt of such request in good form at Our Home Office. HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form for a partial withdrawal or surrender.
Can I Access the Money in My Account During the Annuity (Income) Phase?
You will receive payments under the Annuity Payment option You select. However, You generally may not take any other withdrawals.
Principal Risks of Investing in the Contract
Risk of Loss—The Certificate involves investment risk, including the loss of the principal amount invested.
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Not a Short-term Investment—The Certificate is not suitable as a short-term savings vehicle. It is designed for individuals seeking long-term, tax-deferred accumulation of funds. Surrender charges may apply for up to 10 years. Surrender charges will reduce the value of Your Certificate if You withdraw money during the surrender charge period. Purchasing the Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, You should have reasons other than tax deferral to purchase this product.
Risks Associated with Investment Options—There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager. Past performance does not guarantee how the Underlying Funds will perform in the future. Your investments in Underlying Funds will fluctuate and You could lose money.
Premium Bonus Risk—In some situations We provide or offer a premium bonus rider. This bonus feature provides for a percentage of premium to be credited to all premiums We receive at Our Home Office during a specified period of time. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract and the premium bonus will never be more than 5% nor paid longer than 5 years. HMLIC may collect a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, a higher mortality and expense risk fee, a lower credited rate on the Fixed Account and/or higher surrender charges and may only be beneficial to You if You own a Certificate for a sufficient length of time. Under some circumstances, You may be worse off if Your Certificate includes this bonus feature. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time. Under this scenario, the excess will be a profit to Us. Premium bonus amounts are treated as interest, resulting in an increase to the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. Withdrawals from Your Certificate will reduce the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. If You are a new investor in the Certificate and exercise Your right to cancel Your Certificate within 30 days of receiving it without paying fees or penalties, You will receive the greater of: (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance; or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received.
Insurance Company Risks—An investment in the Certificate is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength.
Limitation on Access to Cash Value Through Withdrawals—Unless restricted by the IRC, or the terms of any Qualified Retirement Plan under which Qualified Contracts are issued (if applicable), You may at any time before the Annuity Date surrender Your Certificate in whole or withdraw in part for cash. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Certificate. The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts and Qualified Retirement Plans. Values may not be withdrawn from Qualified Contracts except under certain circumstances.
Premium payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions) and employer amounts are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the Contract. Except for qualified distributions from Roth-type accounts or after-tax premium payments, Contract benefits will be subject to ordinary income taxes when received in accordance with Section 72 of the IRC. Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the Qualified Retirement Plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts begin by April 1, following the calendar year in which the Contract Owner reaches age 73.
Significant Events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations being less efficient than under normal circumstances and lead to delays in Our issuing Certificates and processing of other
16

Certificate-related transactions, including orders from Participants. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Certificate-related transactions, impact Our ability to calculate Certificate value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolio Companies invest, which may cause the Portfolio Companies underlying Your Certificate to lose value. There can be no assurance that We, the Portfolio Companies or Our service providers will avoid losses affecting Your Certificate due to a natural disaster or catastrophe.
The Contract
Who owns the money accumulated under the Contract?
Under the Contract, We may establish one or more accounts for You. Generally, We establish a Certificate Account to receive salary reduction and rollover amounts and a Contract Account to receive employer amounts. You have the right to the value of Your Certificate Account and any Contract Account established on Your behalf.
Participants’ Rights
The Contract and the Certificates thereunder will be issued under a Qualified Retirement Plan, as defined in this prospectus, and are subject to certain tax restrictions. See “Tax Consequences.”
For Qualified Contracts, the Participant may be required to forego certain rights granted by the Certificate and should refer to the provisions of his or her Certificate, the provisions of the Plan and/or applicable provisions of the IRC. Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401(a) are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract. For example, an employer’s 403(b) plan may not allow loans, may not permit Roth contributions, and may restrict withdrawals under certain circumstances.
Unless otherwise provided by law, and subject to the terms of any governing Plan, or to the rights of any irrevocable beneficiary, the Participant may exercise all privileges of ownership, as defined in the Certificate. These privileges include the right during the period specified in the Certificate to change the beneficiary, and to agree to a modification of the Certificate terms. When multiple Certificate numbers, with the same first nine digits in the Certificate numbers, are used to segregate multiple sources of funds for a Participant, such as employee versus employer, beneficiaries must be consistent for all such Certificate numbers, and the death benefit will be determined as the aggregate death benefit for all such Certificate numbers. No designation or change in designation of a beneficiary will take effect unless We receive written request therefor at Our Home Office or the Participant completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive it in good form (sufficiently clear so that We do not need to exercise discretion to follow such instructions), subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Certificate issued under a Qualified Retirement Plan is generally prohibited.
On the Annuity Date, the Participant has the right to select fixed or Variable Annuity Payment options or a combination of both. See the Certificate for details regarding Fixed Annuity Payments.
The Participant named on the data pages of the Certificate is the Annuitant and the person on whose life Annuity Payments are based.
The beneficiary(ies) will be the person(s) designated by You and named as such in the enrollment form, unless later changed. The beneficiary(ies) will receive their portion of the death benefit or under certain circumstances, their portion of any remaining guaranteed Annuity Payments. It is important that you periodically review your current beneficiaries on file at HMLIC to assure Your beneficiary designations reflect Your current intent.
If You do not name a beneficiary or if the beneficiary named is no longer living, the beneficiary(ies) will be: (1) Your spouse if living, otherwise; (2) Your children equally, if living, otherwise; (3) Your estate.
We will pay multiple beneficiaries according to the most recent written instructions we have received from You at our Home Office. If We do not have any written instructions, We will pay the death benefit or any remaining Annuity Payments in equal shares to the beneficiaries. If there is more than one beneficiary in a class and one of the beneficiaries predeceases You, We will pay the death benefit or any remaining Annuity Payments in equal shares to the surviving beneficiaries in that class, unless otherwise specified by You.
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Purchasing a Certificate
To purchase a Certificate, You must complete an enrollment form bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 403(b), 457(b) and 401(a) Plans the employer will purchase the Certificate on behalf of the employee/Participant, but the Participant will still be required to complete an enrollment form and client profile form in those instances, when the purchase of this product was the result of a recommendation.
Enrollment forms are to be sent to Our Home Office. If a registered representative recommended and completed the enrollment form and associated forms, the appropriate broker-dealer has approved the suitability and best interest of the sale, Your enrollment form is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Certificate within two business days of receipt, and credit Your initial Net Premium to Your Certificate. We deem receipt to occur on a Valuation Date if We receive Your properly completed enrollment form and premium payment at Our Home Office before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier). If received at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We deem receipt to occur on the following Valuation Date.
If an incomplete enrollment form is received, HMLIC will promptly request additional information needed to process the enrollment form. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the Participant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the Participant.
Although We do not anticipate delays in Our receipt and processing of enrollment forms or premium payments, We may experience such delays to the extent agents fail to forward enrollment forms and premium payments to Our Home Office on a timely basis.
Canceling the Certificate
You have the right to cancel the Certificate for any reason within 30 days after You receive the Certificate. In some states, this cancellation period may be longer. To cancel a Certificate, You must provide written notice of cancellation and return the Certificate to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of: (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance; or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received. We will pay the refund within 7 calendar days after We receive the Certificate. Upon return of the Certificate, it will be deemed void.
Premium Payments
Amount and Frequency of Premium Payments—Net Premium allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). Any Net Premium received and considered to be in good form will be credited on the Valuation Date of receipt. We deem receipt to occur on a Valuation Date if We receive premium at Our Home Office before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier) on that day. If received at or after 3:00 p.m. Central Time, (or after the close of the New York Stock Exchange, if earlier), We deem receipt to occur on the following Valuation Date. HMLIC pays a premium bonus under Certificates to which the premium bonus rider is attached. See “Charges for Optional Riders —Premium Bonus Rider”, below. Premium bonus amounts are treated as interest, resulting in an increase to the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. The minimum premium payment for the Certificate is $25 per month or $300 per year. HMLIC limits the maximum cumulative premium to $1 million, without Our prior approval. After Your initial premium payment, You are not required to make any additional premium payments under Your contract.
The IRC limits the amounts that may be contributed to Qualified Retirement Plans. See “Tax Consequences - Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”
Allocation of Net Premium—When You complete Your enrollment form, You will give Us instructions on how to allocate Your Net Premium among the Investment Options. If an incomplete enrollment form is received, HMLIC will promptly request additional information needed to process the enrollment form. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by You. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by You. The amount You direct to a particular Investment Option must be in whole number percentages from 5% to 100% of the Net Premium. If You make additional premium payments, We will allocate the Net Premium in the same
18

manner as Your initial Net Premium unless You change the allocation percentages. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. The Participant may request a change of allocation at any time.
On and after August 1, 2016, no new premium allocations are allowed to the following Subaccounts:
Vanguard Cash Reserves Federal Money Market Fund
On and after May 1, 2017, no new premium allocations are allowed to the following Subaccounts:
Vanguard High-Yield Corporate Fund - Investor Shares
On and after May 1, 2019, no new premium allocations are allowed to the following Subaccounts:
T Rowe Price International Bond Fund - Investor Class
On and after May 1, 2021, no new premium allocations are allowed to the following Subaccounts:
T Rowe Price New Income Fund - Investor Class
On and after May 1, 2025, no new premium allocations are allowed to the following Subaccounts:
T Rowe Price New Horizons Fund - Investor Class
MFS New Discovery Fund
Accumulation Units and Accumulation Unit Value—Net Premium allocated to the Separate Account is credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The investment experience of the Portfolio Company(ies), expenses and the deduction of certain charges under the Contract affect accumulation unit value and/or the number of accumulation units. If Portfolio Company expenses are higher, You may not be able to purchase as many units. If Portfolio Company expenses are lower, You may be able to purchase more units. The deduction of Certificate charges will reduce your number of Accumulation Units which also impacts your Participant Account Value.
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (at or after the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:
●
the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
●
plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
●
minus the dollar amount of the M&E Fee and applicable rider charges We deduct for each day in the Valuation Period;
●
divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.
Transactions
Good Form—The information in this prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.
Transfers—Subject to the restrictions, set forth below and the market timing restrictions (see “Market Timing”) You may transfer amounts from one Subaccount to another, and to and from the Fixed Account of the Certificate, at any time before the Annuity Date. We reserve the right to limit transfers from the General Fixed Account before the Annuity Date as follows and, therefore, You should carefully consider whether investment in the General Fixed Account meets Your investment criteria:
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No more than 25% of the General Fixed Account value can be transferred to one or more Guarantee Period Accounts or Subaccounts during a 365 day period.
●
If a request to transfer the total General Fixed Account value to one or more Guarantee Period Accounts or Subaccounts is received, the General Fixed Account value will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the year of the final transfer.
Transfers from the Guarantee Period Accounts may be subject to a Market Value Adjustment. See Your Certificate for details.
We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of a Portfolio Company for example when a Portfolio Company is not able to provide Us with its net asset value per share on a daily basis. We reserve the right to terminate the transfer privilege at any time for all Participants. We also reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.
You may transfer value from one existing Investment Option into other Investment Options. We reserve the right to limit the number of Investment Options You can choose to transfer into. The minimum amount that can be transferred is $100 or the entire dollar value of the Investment Option, whichever is less. A transfer may not leave an Investment Option with a balance of less than $100.
A Participant may elect to transfer funds between Subaccounts and the Fixed Account by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free), or by accessing Our website at horacemann.com and looking in the “My Account” section.
Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.
Depending on the means used to request a transfer, the request must: (1) be signed by the Participant or, for telephone and website transactions, accompanied by validating information, (2) include the name of the Participant and the Certificate number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred. The request also must specify the Investment Options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at Our Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after August 1, 2016, no new transfers are allowed to the following Subaccounts:
Vanguard Cash Reserves Federal Money Market Fund
On and after May 1, 2017, no new transfers are allowed to the following Subaccounts:
Vanguard High-Yield Corporate Fund - Investor Shares
On and after May 1, 2019, no new transfers are allowed to the following Subaccounts:
T Rowe Price International Bond Fund - Investor Class
On and after May 1, 2021, no new transfers are allowed to the following Subaccounts:
T Rowe Price New Income Fund - Investor Class
On and after May 1, 2025, no new transfers are allowed to the following Subaccounts:
T Rowe Price New Horizons Fund - Investor Class
MFS New Discovery Fund
Dollar Cost Averaging—Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money from one or more
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Investment Options into one or more other Investment Options. Guarantee Period Accounts are not available for the dollar cost averaging program. You may preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. There is no cost for this program. The minimum amount to be transferred to any one Investment Option is 5% of the Participant Account Value. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the dollar cost averaging program. There currently are no such limitations, other than the exclusion of the Guarantee Period Accounts referred to above. You may request dollar cost averaging by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date. You may not elect this program if You are participating in a rebalancing program.
The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each month until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657 Springfield, IL 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
Because the values of the Subaccounts from which the transfers may occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.
All requests must identify the Participant’s name and Certificate number, specify the Investment Options to be utilized and the amounts to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.
Example: Assume an investor has $200 to invest. If the investor invests all of their money at once, they could buy 10 shares of an investment that has a current share price of $20.
Alternatively, the investor could divide the $200 into four equal investments of $50, spread out over four months and purchase $50 worth of the same investment on the first day of every month regardless of the price. While the price fluctuates over the four months, the amount of shares the $50 buys varies from month to month. With the price fluctuating, the investor ends up paying $200 over the four months for 11 shares.
On and after August 1, 2016, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:
Vanguard Cash Reserves Federal Money Market Fund
On and after May 1, 2017, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:
Vanguard High-Yield Corporate Fund - Investor Shares
On and after May 1, 2019, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs
T Rowe Price International Bond Fund - Investor Class
On and after May 1, 2021, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs
T Rowe Price New Income Fund - Investor Class
On and after May 1, 2025, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:
T Rowe Price New Horizons Fund - Investor Class
MFS New Discovery Fund
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Rebalancing—Rebalancing is the periodic adjusting of Investment Option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your Participant Account Value either once or on a periodic basis. The Guarantee Period Accounts are not available for rebalancing and You may not elect this program if You are participating in a dollar cost averaging program.
For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Participant. The minimum percentage that may be transferred to any one Investment Option is 5% of the Participant Account Value. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the rebalancing program. There currently are no such limitations other than the exclusion of the Guarantee Period Accounts referred to above. There is no charge for this program.
HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is accepted. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.
Rebalancing will begin on the Valuation Date of receipt of the request in good form in Our Home Office. For periodic rebalancing requests, subsequent rebalancing of Your Participant Account Value will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your Participant Account Value will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify Our Home Office either by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
All requests must identify the Participant’s name and Certificate number, specify the Investment Options and the percentage to be maintained in each option, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website. Your rebalancing request must match Your premium allocation. If We receive a request to rebalance to allocations different from the current premium allocation, We will change the premium allocations to those on the rebalancing request.
Example: Your target asset allocation is 70% stock funds, 25% bond funds and 5% money market funds. On day one, Your portfolio asset allocation aligns with Your target asset allocation. As time goes by, the different investments in Your portfolio will have their ups and downs. As a result, one year later, Your portfolio asset allocation is 55% stock funds, 35% bond funds and 10% money market funds. Utilizing rebalancing, You buy 15% stock funds, sell 10% bond funds and sell 5% money market funds to restore Your portfolio asset allocation to Your target asset allocation of 70% stock funds, 25% bond funds and 5% money market funds.
On and after August 1, 2016, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:
Vanguard Cash Reserves Federal Money Market Fund
On and after May 1, 2017, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:
Vanguard High-Yield Corporate Fund - Investor Shares
On and after May 1, 2019, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:
T Rowe Price International Bond Fund - Investor Class
On and after May 1, 2021, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:
T Rowe Price New Income Fund - Investor Class
On and after May 1, 2025, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:
T Rowe Price New Horizons Fund - Investor Class
MFS New Discovery Fund
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Changes to Premium Allocations—A Participant may elect to change the allocation of future Net Premium at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Participant or, for telephone and website transactions, accompanied by validating information, (2) include the Participant’s name and Certificate number, and (3) specify the new allocation percentage for each Investment Option (in whole percentages). Allocations made to the Investment Options must total 100%. HMLIC reserves the right to restrict the minimum Net Premium amount allocated to any Investment Option in any given Certificate Year to $100. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by Our Home Office unless You specify a later date. See “Other Information—Forms Availability.”
On and after August 1, 2016, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:
Vanguard Cash Reserves Federal Money Market Fund
On and after May 1, 2017, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:
Vanguard High-Yield Corporate Fund - Investor Shares
On and after May 1, 2019, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:
T Rowe Price International Bond Fund - Investor Class
On and after May 1, 2021, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:
T Rowe Price New Income Fund - Investor Class
On and after May 1, 2025, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:
T Rowe Price New Horizons Fund - Investor Class
MFS New Discovery Fund
Market Timing—The Certificates and the Subaccounts are not designed for “market timing” through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account and has policies and procedures to detect and deter market timing. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Participants and their Certificate performance, more specifically.
If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other Participants. In making these determinations, We may consider the combined transfer activity of Certificates that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to dollar cost averaging or rebalancing when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all Participants of Contracts offered under this prospectus.
We reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Certificate to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Certificate. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Participants, it will notify You in writing of any restrictions.
The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Above As stated above, we will make decisions on whether a Participant appears to be engaged in a market timing strategy and whether to impose restrictions on the Participant in our sole discretion. Accordingly, although we will attempt to apply
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our market timing policies and procedures uniformly to all Participants, there is no assurance that we will detect all market timing activity. Participants may not be identified as potential market timers and Participants who have been identified as potential market timers but on whom restrictions have not been imposed, may continue market timing activities, which could harm other Participants.
The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.
Participants should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Participants, and to restrict or prohibit further purchases or transfers by specific Participants identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.
Loans—Loans may be available in certain Qualified Contracts if allowed by the Plan. The terms of such loans are subject to the provisions of the Plan, Our loan agreement and loan endorsement, and the IRC. See “Tax Consequences.”
Your loan request must be in writing on a loan agreement form provided by Us. This form must be sent to the Home Office and approved by Us. A loan is effective on the business day following the date We approve the loan agreement request, subject to any restrictions in the plan.
The minimum loan amount will never be greater than $2,500, or, if applicable, the amount established by the Department of Labor, whichever is less. The maximum loan amount for any Participant for all loans from all retirement plans and deferred compensation plans sponsored by the Contract Owner may not exceed the least of:
1.
any maximum amount established by the Plan; or
2.
the greater of $10,000 or 50 percent of the Participant’s surrender value; or
3.
$50,000 minus the highest outstanding balance of all loans in the previous 12 months under a Participant’s Certificate and any plans of Your employer as defined under Sections 72(p)(4) and 72(p)(2)(D) of the IRC.
No more than two outstanding loans will be permitted at any one time. We may defer granting a loan for up to six months after We receive Your request. No loans will be permitted if You have previously defaulted on a loan from any retirement plan or deferred compensation plan sponsored by Your employer.
Loans can only be made from values held in the General Fixed Account. In order to borrow from values in the Guarantee Period Account(s) or Variable Account, You must first transfer those amounts to the General Fixed Account. The General Fixed Account Value is decreased by any outstanding loan balance.
Loan interest will be charged on all loans and will accrue daily at the loan interest rate shown on the loan agreement form. The loan interest rate is a fixed rate and will be determined by Us at issue of the Certificate. The loan interest rate will remain unchanged during the life of the Certificate. The loan interest rate is guaranteed not to exceed eight percent per year. The loan interest rate will never be greater than that permitted by law.
In accordance with the Soldier's and Sailor's Relief Act, the maximum loan interest rate that can be charged on the loan amount during the leave of absence for active military service is six percent.
The maximum loan amount described above is subject to the collateral amount established by Us. We will designate part or all of the General Fixed Account, any Guarantee Period Account(s) and/or Subaccount(s) to be used for collateral for any loan amount. The designation of what can be used as collateral will be explained on the loan agreement form.
On the effective date of a loan, the collateral amount is established by Us. It will not exceed 100 percent of the loan amount. The percentage in effect on the effective date of a loan is shown on the loan agreement form. While a loan is outstanding, a withdrawal or transfer will not be permitted if it will decrease the collateral amount below that required by Us.
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On the effective date of a loan, a loan reserve account is established. General Fixed Account Value equaling the loan amount will be transferred from the General Fixed Account and allocated to the loan reserve account. The General Fixed Account Value is decreased by any outstanding loan balance. The loan reserve account value and the collateral amount will be the security for the loan. The loan reserve account interest rate will never be less than the guaranteed interest rate shown on the Certificate’s data pages or 1.0%, whichever is greater. Additional loan reserve account interest may be credited as determined by Us.
The loan amount shall be amortized and repaid no less frequently than quarterly. Although You may prepay the loan amount at any time, You must repay a loan within five years unless the loan is to be used to acquire or build a dwelling unit that will be used as a principal residence within a reasonable period of time. If the loan is used for a principal residence, it may be repaid over a period not exceeding 25 years, subject to a minimum quarterly repayment amount of $250 on loans exceeding five years.
We may permit the suspension of loan repayments for a period up to one year while You are on an unpaid leave of absence from employment. You must resume loan repayments upon completion of Your leave of absence and the installment payments due after repayments resume must be made as frequently and in an amount no less than was made before the suspension. The loan must be repaid by the end of the original loan term.
We may permit the suspension of loan repayments during any part of Your leave of absence for active military service, even if the leave exceeds one year. You must resume loan repayments upon completion of Your active military service and the installment payments due after repayments resume must be made as frequently and in an amount no less than was made before the suspension. The loan must be repaid by the end of the original loan term plus the period of active military service.
Any loan repayments received will first be applied towards loan interest due, with the remainder applied towards repayment of the loan balance. That portion of a loan repayment received which is applied towards repayment of the loan balance plus the amount of loan reserve account interest earned on such portion will be transferred from the loan reserve account and allocated to the General Fixed Account and will begin earning the same interest rate as other funds newly allocated to the General Fixed Account.
There is a grace period following each scheduled loan payment due date. The duration of the grace period is shown on the loan agreement form and shall conform to the requirements of regulations issued by the Internal Revenue Service establishing acceptable grace periods. If the payment has not been received by the end of the grace period, the loan amount will be in default and reported as a deemed distribution and be taxable income for the year in which the default occurred. Once a loan is in default, loan interest will no longer be charged and loan reserve account interest will no longer be credited to the loan reserve account. You may continue to make loan payments after a loan is in default, as long as those payments are equal to or greater than the payments prior to the loan's default. Loan payments made on a defaulted loan will be treated like after-tax contributions. However, they will not be treated like after-tax contributions for any other purposes. Once a loan is in default, no further loans will be available under the Certificate. Further, if You have ever defaulted on a loan from any retirement plan or deferred compensation plan sponsored by the Contract Owner, no further loans shall be permitted.
At the time federal tax law or regulation and applicable state regulations permit, We will recover the foreclosure amount from the sum of the Participant Account Value and the loan reserve account value. Any withdrawal made to recover the foreclosure amount will be made in compliance with any applicable state and federal regulations. No actual distributions to repay loans shall be made which would violate Section 403(b)(11) or 457(d) or 457(e)(9)of the Code.
While a loan is outstanding, the loan amount will not participate in the investment experience of any Subaccount. Therefore, loans can affect the Participant Account Value and death benefit whether or not the loan is repaid. The Participant Account Value at surrender and the death benefit will be reduced by any outstanding loan amount.
The loan reserve account interest rate may be less than the interest rate We credit to funds in the General Fixed Account. If the loan has not been repaid in full upon selection of any annuity income option, upon Your death, or upon surrender of the Certificate, We will reduce the sum of the Participant Account Value and the loan reserve account value by the loan amount plus any applicable surrender charges, adjusted by any Market Value Adjustment.
In the event of Your death, the loan amount shall be treated as an offset amount on the date of death. The loan amount cannot be transferred to, or assumed by, Your beneficiary. If the loan amount was not repaid prior to the date of death, any distribution will be made net of the loan amount. In addition, the loan amount will be reported as a distribution to Your estate.
Loans permitted under the Certificate may be taxable in whole or in part if You have additional loans from other plans or contracts. We will calculate the maximum loan amount based solely on information provided to Us by You and the sponsoring employer of the plan, including their representatives. We make no representations or guarantees as to the tax consequences of a loan. We recommend consulting a competent tax advisor prior to taking a loan.
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We reserve the right, upon advance written notice of at least 30 days to You, to discontinue the availability of new loans. Any such discontinuance will not apply to loans that are outstanding on the effective date of such discontinuance.
Conversions/Exchanges—Some investment professionals may have a financial incentive to offer You a new Contract/Certificate in place of the one You own. You should only exchange Your Contract/Certificate if You determine, after comparing the features, fees and risks of both contracts, that it is better for You to purchase the new Contract/Certificate rather than continue to own Your existing Contract/Certificate.
Surrender or Withdrawal Before Commencement of Annuity Period—Participant Account Value may only be withdrawn from Qualified Contracts under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable Plan under which the Certificate is issued, You may surrender the Certificate or withdraw part of Your Participant Account Value for cash before Annuity Payments begin. For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the Fixed Account and the Subaccount(s), each in proportion to their share of the sum of the Participant Account Value in these accounts. The Participant Account Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes. For withdrawals from a Guarantee Period Account, the amount distributed will also be increased by a positive Market Value Adjustment or reduced by a negative Market Value Adjustment. Withdrawals from the Certificate will reduce the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. Any partial withdrawal is subject to a $100 minimum and may not reduce the Participant Account Value to less than $100.
The surrender or partial withdrawal of Variable Account Value ( including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in Our Home Office unless a future date is requested. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Participant. These consequences include current taxation of payments received, and may include penalty taxes resulting from early distribution. (See “Tax Consequences.”)
A Participant eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed HMLIC form to HMLIC at Our Home Office at P. O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Participant. A Participant may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Participant and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $75,000, We will confirm receipt of the request with the Participant. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are not to be sent to the Participant. See “Other Information—Forms Availability.” Additional forms or requirements may be imposed by the employer.
Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date of such receipt.
For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release Your distribution until the full 15 days following the address change has passed. In addition, if We suspect financial fraud We may ask for additional authentication (including but not limited to a Medallion signature guarantee).
We may apply a surrender charge based on the Premium Year of each premium payment. We make withdrawals from Your Participant Account Value in the following order:
1.
from the premium payment paid on a first in first out basis; then
2.
from Variable Account earnings, any Fixed Account interest and any premium bonuses paid.
Premium bonuses (if applicable) and any earnings thereon are treated as earnings under a Certificate for purposes of the surrender charge. We do not assess a surrender charge on Certificate earnings.
If a withdrawal or surrender is taken from a Guarantee Period Account, a Market Value Adjustment may also be applied. See Your Certificate for specific details.
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Under conditions set forth in the Contract (and Your Certificate), We may waive any applicable surrender charges and any Market Value Adjustment on withdrawals or surrenders of cumulative amounts of premium payments received for Your Certificate and not assumed to have been withdrawn previously. When a withdrawal occurs for which surrender charges are waived, no premium payment is assumed to have been withdrawn. Once a premium payment is assumed to be withdrawn for surrender charge purposes, it will not be assumed to be withdrawn for any subsequent withdrawal or surrender. Surrender charges on all premium payments cease on the Certificate Anniversary stated in Your Certificate. See Your Certificate for the specific details.
The applicable surrender charge will be deducted from the amount withdrawn and the balance will be paid to You. For example, given a single premium payment of $10,000 to the Variable Account and a 5% surrender charge, a request to withdraw $3,000 will result in a surrender charge of $3,000 × 5% = $150, which will be deducted from the withdrawal and the balance of $2,850 would be paid to You. Withdrawals are assumed to be from premium first, so the entire withdrawal would be assumed to be from the premium. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any surrender charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,158 from Your account raising the surrender charge to $3,158 × 5% = $158 with the balance of $3,000 paid to You.
The surrender charge is assessed on the basis of the premium payments surrendered or withdrawn and will never exceed 9% of Your total Net Premium during the lifetime of the Certificate as required by SEC regulations, because the maximum surrender charge as determined by HMLIC is guaranteed not to exceed 8%.
If premium taxes are deducted before surrender or withdrawal, any reduction of HMLIC’s premium tax liability resulting from the surrender or withdrawal will be to HMLIC’s benefit.
If a Contract has no surrender charges, We may attach a Contract discontinuance endorsement to the Contract and Certificates thereunder. If that endorsement is attached to Your Certificate, and the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance in four annual installments. See “The Contract—Transactions—Contract Discontinuance Provision.”
Systematic Withdrawals—Before Commencement of an Annuity Period, You may take systematic withdrawals, and You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of required minimum distributions which are paid annually. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. Requests for systematic withdrawals and the Investment Options from which those withdrawals will be taken must be submitted to Us in writing, be in good form and must be approved by Us. Any applicable surrender charges and Market Value Adjustment will apply. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract.
Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Certificates with an active dollar cost averaging program. HMLIC provides the following systematic withdrawal options:
●
Required Minimum Distribution—Allows You to receive Your IRC Required Minimum Distribution annually. This is the default option unless You opt out.
●
Interest only—Allows You to receive the interest earned in the Fixed Account under Your Certificate in periodic payments through the year. The initial payment is made at the end of the initial frequency to allow for the interest to accrue.
●
Fixed amount—Allows You to receive a specified amount in periodic payments.
●
Percent of account value—Allows You to withdraw a percentage of the Participant Account Value in periodic payments.
●
Substantially equal periodic payments—Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty tax prior to age 59 ½.
A Participant eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Participant may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at horacemann.com and looking in the “My Account” section.
Example: Under a fixed amount systematic withdrawal option, You may elect to withdraw a minimum of $100 per month for a minimum duration of 12 months.
Payments We Make—HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Certificate is determined as of the Valuation Date on which a transaction request in good form is received. However, determination of Participant Account Value
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and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings, or during which trading on the NYSE is restricted by the Securities and Exchange Commission (“SEC”); (2) any period when the SEC determines that an emergency exists that makes it not reasonably practical to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account. In addition, determination of Account Value and processing the transaction may be deferred, if pursuant to SEC rules, the Vanguard Cash Reserve Federal Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, We will delay the payment of any transfer, surrender, partial withdrawal, loan (if applicable) or Annuitized Value from the Fund until the Fund pays redemption proceeds.
Due to the increasing prevalence of Financial Exploitation that targets senior citizens and other vulnerable adults, and in response to guidance from the SEC, We now have authority to place a temporary hold on payments from variable insurance contracts when there is a reasonable suspicion of financial exploitation of seniors or other vulnerable adults.
If We reasonably believe that Financial Exploitation has occurred, is occurring, has been attempted, or will be attempted We may delay processing withdrawals or other disbursements from Your variable insurance contract. This action will only be taken when We have credible evidence or information suggesting possible financial exploitation. We will make every effort to reach out to Your trusted contact person. We may request information regarding Your contact information or seek assistance in identifying a legal guardian or trustee to ensure Your account is protected.
When a temporary hold is imposed, We will transfer those proceeds to the money market fund. We reserve the right to defer payment of amounts from the Variable Account for up to 55 days after receipt of Your written request in good form. During this time, We will be doing internal and external investigations to either confirm or deny the financial exploitation.
We reserve the right to defer payment of amounts from the Fixed Account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which the Contract Owner is located. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.
If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.
If mandated under applicable law, We may be required to reject a premium payment and/or block a Participant’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Participant or a Participant’s Account to governmental regulators.
If a Contract has no surrender charges, We may attach a Contract discontinuance endorsement to the Contract and Certificates thereunder. If that endorsement is attached to Your Certificate, and the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance in four annual installments. See “The Contract—Transactions—Contract Discontinuance Provision.”
Confirmations—HMLIC mails written confirmations of premium payments and systematic withdrawals to Participants on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, withdrawals (other than systematic withdrawals) and surrenders are mailed to Participants within seven calendar days of the date the transaction occurred.
If a Participant believes that the confirmation statement contains an error, the Participant should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P. O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).
Contract Discontinuance Provision—This provision will apply to Your Certificate only if the related Contract has no surrender charges and a Contract discontinuance endorsement is attached to Your Certificate. Under that endorsement, if the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance (the “General Fixed Account Value”) in four equal installments, plus any interest due, annually over a period of four years. No more than 25% of the General Fixed Account Value will be paid in any year prior to the year of the final payment. The first installment of General Fixed Account Value (plus any interest due), plus any Variable Account Value and any dollar value in any Guarantee Period Account, will be paid as directed by the Contract Owner within seven days after We receive such directions, in good form, from the Contract Owner. The remaining installments of General Fixed Account Value, plus interest due, will be paid annually thereafter.
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Deductions and Expenses
We make certain charges and deductions under the Certificates. These charges and deductions compensate Us for: services and benefits We provide; costs and expenses We incur; and risks We assume. The fees and charges deducted under the Certificate may result in a profit to Us.
Services and Benefits We Provide:
●
the death benefit, and cash benefits under the Certificates
●
access to Investment Options, including Net Premium allocations
●
administration of elective options
●
the distribution of reports to Contract Owners and Participants
●
Annuity Payment options
Costs and Expenses We Incur:
●
costs associated with processing applications and enrollment forms and with issuing and administering the Contracts and Certificates
●
overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts and the Certificates thereunder
●
other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying taxes (federal income tax, state and local premium tax, and other taxes) and fees
●
costs associated with acting as an approved investment provider in an employer’s plan such as recordkeeping fees or administration fees (for example, third party administrator fees)
Risks We Assume:
●
that the costs of providing the services and benefits under the Contracts and Certificates exceed the charges We deduct
Waiver, Reduction or Elimination of Deductions and Expenses—We may reduce, waive or eliminate any of the deductions or expenses for the Contract and Certificates under a particular employer’s Plan. Any such reduction will reflect the differences We expect in distribution costs or services meant to be defrayed by such charges. Factors We consider for a reduction, waiver or elimination of deductions or expenses include, but are not limited to, the following:
●
The number of Participants under the Plan;
●
The type and nature of the group to which a Contract is issued;
●
The expected level of assets and/or cash flow under the Plan;
●
Our agents’ involvement in sales activities;
●
Our sales-related expenses;
●
Distribution provisions under the Plan;
●
The Plan’s purchase of one or more other variable annuity contracts from Us and the features of those contracts;
●
The level of employer involvement in determining eligibility for distributions under the Certificates;
●
Our assessment of the financial risk to Us relating to withdrawals;
●
Whether the Contract results from the exchange of another contract issued by Us to the sponsor of the Plan; and
●
Features of the Plan.
We will not reduce, waive or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person.
We may also apply different deduction and expense provisions in Contracts issued to certain employer groups or associations that have negotiated the Contract terms on behalf of their employees. We will offer any resulting deduction or expense uniformly to all employees in the group.
All charges, deductions and expenses applicable to Your Certificate will be stated in Your Certificate.
Premium Taxes—Certain state and local governments levy a premium tax, currently between 0% to 3.5%. We may deduct any premium taxes relating to the Certificates from the premium or from the Annuitized Value, when applicable. The amount of such premium taxes, if any, and the time of deduction of those taxes will be determined by the Participant’s current place of residence.
Surrender Charges—If You make a withdrawal or surrender under the Certificate, HMLIC will assess a charge to compensate Us for the cost of selling the Certificate.
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The surrender charge is a percentage of premium surrendered or withdrawn and will never be greater than the schedule below:
Premium Year	Percentage of Premium
1	8%
2	7.5%
3	7%
4	6%
5	5%
Thereafter	0%
In no event will the surrender charge apply after the 10th Certificate Anniversary.
The “premium year” is the period of time from the date the premium was paid. The following example illustrates how the surrender charge is applied.
Assume that the surrender charge is as shown in the schedule above. You surrender Your Certificate in the last month of the seventh year of the Certificate. Any premium received in the first year of the Certificate would not be subject to a surrender charge but any premium received in the first month of the third year of the Certificate would be subject to a 5% surrender charge. If You surrender Your Certificate at any time after the 10th year of the Certificate, no surrender charge would apply to any premium.
Withdrawals may not be made from Qualified Contracts, except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable Plan under which the Certificate is issued, a Participant may surrender the Certificate in whole or withdraw a portion of the Participant Account Value for cash before Annuity Payments begin.
In some situations, You may make a withdrawal with no Surrender Charge. Please see Your Certificate for further details. For further information regarding surrender or withdrawals see “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
Annual Maintenance Fee—We currently deduct an annual maintenance fee of no more than $36 from the Account Value of each Certificate on the Certificate Anniversary. This fee will be waived if the Participant Account Value equals or exceeds $50,000 at the time the fee is assessed. We will deduct a proportionate amount of the annual maintenance fee upon the surrender of a Certificate. If the Participant has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.
The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option. The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Certificates. We do not expect to profit from such fee and assume the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Certificates.
Mortality and Expense Risk Fee (“M&E Fee”)—For assuming mortality and expense risk, We apply an asset charge (currently 0.75% - 1.25%) to the Subaccounts for the life of the Certificate. Under a Qualified Retirement Plan, the employer may negotiate the rate with HMLIC. We have negotiated rates between 0.75% and 1.25%.This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis and is deducted from the Accumulation Unit Value. The Mortality Risk is a risk that Our Annuitants will live longer than predicted in the actuarial tables. The expense risk is a risk that Our Certificate fees will not be sufficient to cover Our costs of issuing and administering the Certificates.
The mortality risk includes (1) the risk that a Participant who purchases a Certificate will die before HMLIC has recovered its expenses for the Certificate, (2) the risk that a Participant’s death will occur at a time when the death benefit payable by HMLIC exceeds the Participant Account Value, and (3) the risk that a Participant who has selected an annuity payment option will live longer than expected and result in HMLIC paying more under the annuity payment option than We anticipated. The expense risk is the risk that Our pricing of the Certificates will be insufficient compared to the actual costs incurred in connection with the marketing and administration of the Certificates and the payment of benefits on the Certificates.
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If this charge, combined with any other charges under the Contract and the Certificates thereunder, does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.
Charges for Optional Riders
Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.20%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest—If this rider is selected, You will pay a charge not to exceed 0.30%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Guaranteed Minimum Death Benefit Rider—Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.05% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
*
If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.
Premium Bonus Rider—This option provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your Certificate. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract. Where the rider is included or offered, the premium bonus may be any percentage between 0% and 5% and will never be paid longer than 5 years. HMLIC may collect a separate charge for this rider which will not exceed 0.50% annually of the Participant’s average Participant Account Value. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, higher surrender charges, a higher mortality and expense risk fee and/or a lower credited rate on the Fixed Account than if the rider had not been included, and this rider may be beneficial to You only if You own a Certificate for a sufficient length of time. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time. Any separate charge for this rider will not exceed 0.50% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option. We expect to make a profit on Certificates issued with this rider.
The following example illustrates the possible impact of purchasing a Certificate with the premium bonus rider. Assume that You pay a single Net Premium of $10,000 that receives a 2% premium bonus ($200); that as a result of the premium bonus rider the Certificate has a 3% surrender charge that ends after the first three years of the Certificate; and that there are no other consequences associated with the premium bonus rider. If You were to surrender the Certificate at any time during the first three years, You would pay a $300 surrender charge, which would exceed the amount of the premium bonus. If You were to surrender the Certificate in the fourth year of the Certificate, there would be no surrender charge and You would have benefited from the premium bonus rider.
Operating Expenses of the Portfolio Companies—The deductions from and expenses paid out of the assets of the Portfolio Companies are described in each Portfolio Company’s prospectus.
Death Benefits
Death Benefit Proceeds
If a Participant dies before the Annuity Date and while the Certificate is in force, We will pay a death benefit to the beneficiary/beneficiaries designated by the Participant. The death benefit ends at the Annuity Date. When multiple Certificate numbers, with the same first nine digits in the number, are used to segregate multiple sources of funds for a Participant, such as employee versus employer, beneficiaries must be consistent for all such Certificate numbers, and the death benefit will be determined as the aggregate death benefit for all such Certificate numbers. The death benefit is determined for each beneficiary as of the date Proof of the Participant’s Death is received by HMLIC from such beneficiary. Proof of Participant’s Death includes a certified death certificate or
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other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.
The beneficiary will receive the greatest of:
1.
the Participant Account Value; or
2.
the death benefit provided in any rider elected and attached to the Certificate.
At the option of the beneficiary, We will pay all or part of the death benefit proceeds to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Participant’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.
Every state has unclaimed property laws which generally declare annuity Certificates to be abandoned after a period of inactivity of 3 to 5 years from the Certificate’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Participant last resided, as shown on our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or Certificate proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.
Guaranteed Minimum Death Benefit Riders—The Contract Owner may select for all Participants in its Plan, or a Participant may elect, any of the optional death benefits described below. An additional cost is associated with each of these benefits. All of these optional benefits may not be available in all states or in all Plans and will not be issued on or after the Participant’s 70th birthday.
Guaranteed Minimum Death Benefit—Return of Premium
Death Benefit under this rider—Prior to the Annuity Date, the death benefit is equal to the greatest of:
1.
the Participant Account Value; or
2.
the death benefit provided in any other rider elected and attached to the Certificate; or
3.
the Return of Premium Death Benefit described in this rider.
Return of Premium Death Benefit—On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance.
An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal. (The Loan Reserve Account Value is the amount equal to the sum of the outstanding loan principal plus any interest credited to the loan reserve account. The loan reserve account is an interest bearing account established when a loan is made.)
The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death.
We will calculate the Death Benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office.
Rider charge—Any charge for this rider is guaranteed not to increase after the rider has been issued.
We will deduct any charge for this rider from Your Variable Account Value.
Rider termination—This rider cannot be terminated by the Contract Owner or the Participant after the Certificate Date.
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This rider terminates upon the earliest of:
a.
when the Participant applies the Annuitized Value to an Annuity Payment option; or
b.
the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or
c.
if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.
Guaranteed Minimum Death Benefit—Step-up with Return of Premium
Death Benefit under this rider—Before the Annuity Date, the death benefit is equal to the greatest of:
1.
the Participant Account Value; or
2.
the death benefit provided in any other rider elected and attached to the Certificate; or
3.
the Return of Premium Death Benefit described in this rider; or
4.
the Step-Up Death Benefit described in this rider.
We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. See Appendix B for an example of the calculation of this death benefit.
Return of Premium Death Benefit—On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance.
An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal.
The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death.
Step-Up Death Benefit—The Step-Up Death Benefit is based on a series of calculations of Step-Up Anniversary Value. The Step-Up Death Benefit is equal to the greatest Step-Up Anniversary Value attained from this series of calculations, adjusted by any outstanding loan balance as set forth below.
We calculate the Step-Up Anniversary Value for every Certificate Anniversary before the Participant’s attainment of age 81, including the Certificate Anniversary immediately following the Participant’s attainment of age 80 or when We receive Proof of Participant’s Death, whichever is earlier.
The Step-Up Anniversary Value for a given Certificate Anniversary is equal to the sum of the Participant Account Value and any Loan Reserve Account Value as of that Certificate Anniversary increased by any subsequent Net Premium received and decreased by any adjustments for any subsequent withdrawals. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal. The Step-Up Death Benefit will be adjusted by any outstanding loan balance at the time We receive at Our Home Office Proof of Participant’s Death.
Rider charge—Any charge for this rider is guaranteed not to increase after this rider has been issued.
We will deduct any charge for this rider from Your Variable Account Value.
Rider restrictions—We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.
Termination of this rider—This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of:
a.
when the Participant applies the Annuitized Value to an Annuity Payment option under the Certificate; or
b.
the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or
c.
if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.
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Guaranteed Minimum Death Benefit—Return of Premium with Interest
Death benefit under this rider—Before the Annuity Date, the death benefit is equal to the greatest of:
1.
the Participant Account Value; or
2.
the death benefit provided in any other rider elected and attached to the Certificate; or
3.
the Return of Premium with Interest Death Benefit described in this rider.
Return of Premium with Interest Death Benefit—On the Certificate Date, the Return of Premium with Interest Death Benefit is equal to the initial Net Premium received. The Return of Premium with Interest Death Benefit is increased by any subsequent Net Premium received, decreased by an adjustment for any withdrawals, and is accumulated at the following interest rates:
1.
5 percent prior to and upon the Certificate Anniversary immediately following the Participant’s attainment of age 80.
2.
0 percent thereafter.
An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium with Interest Death Benefit immediately before the withdrawal.
We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. We also will adjust the Return of Premium with Interest Death Benefit by any outstanding loan balance at that time. See “Appendix B—Guaranteed Minimum Death Benefit Examples” for an example of the calculation of this death benefit.
Maximum Return of Premium with Interest Death Benefit value—The amount of the Return of Premium with Interest Death Benefit shall not exceed an amount equal to 200 percent of Net Premium, less any adjustments for withdrawals, and less an adjustment for any outstanding loan balance as of the Valuation Date We receive Proof of Participant’s Death.
Rider charge—Any charge for this rider is guaranteed not to increase after the rider has been issued.
We will deduct any charge for this rider from Your Variable Account Value.
Rider restrictions—We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.
Termination of this rider—This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of:
a.
when the Participant applies the Annuitized Value to an Annuity Payment option; or
b.
the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or
c.
if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.
Annuity Payments
The Annuity Date may be any date that is 10 years after the Certificate effective date and prior to the Annuitant’s 100th birthday. Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts must begin by April 1 following the calendar year in which the Participant reaches age 73, or retires. (See “Tax Consequences—Taxation of Annuity Benefits.”)
The Participant may elect to have a portion of the Certificate Account Value applied to purchase Annuity Payments, leaving the remainder of the Certificate Account Value in the Certificate. The portion of the Certificate Account Value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to surrender charges.
The Certificate provides for fixed or Variable Annuity Payment options or a combination of both. The Participant may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a request in good form to Our Home Office.
We will process the request so that the Fixed Annuity Payments begin as of the date requested except for the 29th, 30th or 31st of the month. If You elect a Fixed Annuity Payment option, We will transfer Your Variable Account Value to the General Fixed Account on the Valuation Date Your request in good form is received at Our Home Office. In addition, if You elect a Variable
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Annuity Payment option, We will transfer Your Fixed Account Value to the Variable Account on the Valuation Date We receive Your request in good form at Our Home Office. Your Net Premium allocation(s) will be changed to the Fixed Account or Variable Account, depending on the type of Annuity Payment option elected. Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Participant must elect whether to have federal and state income taxes withheld. (See “Other Information—Forms Availability” and “Tax Consequences.”)
In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual, and annual installments. Payments are made at the beginning of the selected time period, and less frequent payments will result in a lower total amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year.
Variable Annuity Payments will vary in amount and are paid only on a monthly basis. If the Annuitized Value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000, or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Participant Account Value may be paid in a lump sum.
Certain of the Annuity Payment options available under a Certificate can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.
●
If an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4%, or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.
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The Cash Refund at Death option pays to the beneficiary, upon Your death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon Your death, continue Annuity Payments to the payee until total Annuity Payments made equal the Annuitized Value.
The death benefit ends upon full annuitization of the Certificate.
Annuity Payment Options
The following Annuity Payment options are available on a variable basis unless otherwise stated.
Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract. If We do not receive written election of an Annuity Payment option from You at Our Home Office at least 30 days before the anticipated Annuity Date, the Annuity Payment option will be Life Annuity with Payments Guaranteed for 10 Years. Your Annuitized Value will be allocated to this Annuity Payment option as follows:
1. the Fixed Account Value will be applied to purchase monthly Fixed Annuity Payments.
2. the Variable Account Value will be applied to purchase monthly Variable Annuity Payments.
Life Annuity with Payments Guaranteed for Life Only, 10, 15, or 20 Years—Annuity Payments are made to the Participant beginning with the Annuity Date. The Annuity Payments will be based upon the number of guaranteed payments selected, and the age and sex of the Participant on the Annuity Date. Payments for this Annuity Payment option will continue as long as the Participant lives, or until all guaranteed payments have been made, whichever is later. Under the Life Annuity with Payments Guaranteed for Life Only option, it is possible that only one Annuity Payment will be made if the Participant’s death occurs before the due date of the second Annuity Payment. With the Life Annuity with Payments Guaranteed for Life Only on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a Life Annuity with Payments Guaranteed for 10, 15, or 20 Years on a fixed payment basis, You may elect an Increase option.
Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Participant, as defined by the IRC. If the Participant dies before all guaranteed Annuity Payments have been made, the remaining guaranteed Annuity Payments will be paid to the beneficiary(ies).
After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.
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Payments for a Specified Period—Annuity Payments are made to the Participant beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the 10th Certificate Anniversary. This option is available on a fixed payment basis only.
Annuity Payments cannot extend beyond the life expectancy of the Participant, as defined by the IRC. If the Participant dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the beneficiary(ies) for the remainder of the specified period.
You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Annuity Date, this Annuity Payment option cannot be changed.
If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Annuity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender charges and/or a Market Value Adjustment may apply. If You request a withdrawal, the value of Your future Annuity Payments will be calculated and will be reduced by the amount of the withdrawal plus the amount of any applicable surrender charges. The present value of any future Annuity Payments will be calculated assuming 2.0% interest on the date the withdrawal is processed and any future Annuity Payments will be adjusted accordingly. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Certificate will terminate. Thereafter, HMLIC will be free of any liability for the terminated Certificate.
Joint and Survivor Annuity—Payments are made to the Participant beginning with the Annuity Date. The Annuity Payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.
The available survivor options are to pay during the lifetime of the survivor (1) 50%, (2) 66 2∕3%, or (3) 100% of the Annuity Payments paid (or the number of Annuity Units) while both Annuitants were living. Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, Annuity Payments cease. If the Participant dies while at least one Annuitant is living, the remaining Annuity Payments will be paid to the beneficiary(ies). After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death option.
Other Payout Options—If the Participant does not wish to elect one or more of the Annuity Payment options described above, the Participant may:
a.
receive the proceeds in a lump sum less any applicable surrender charges and adjusted by any Market Value Adjustment, or
b.
leave the Certificate with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a) (9),(See “Taxation of Qualified Contracts—Required Minimum Distributions,”)or
c.
elect any other payout option that HMLIC makes available.
Amount of Fixed and Variable Annuity Payments
The Annuitized Value will be applied to purchase the Annuity Payment option You select. The Annuitized Value applied to purchase Variable Annuity Payments will be allocated to the Subaccount(s) as the Participant instructs. Any Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. The first monthly annuity payment purchased per $1,000 applied to each Subaccount under a Variable Annuity Payment option will be the same amount as the initial guaranteed monthly Annuity Payment purchased per $1,000 applied to the corresponding fixed annuity option.
Fixed Annuity Payments—Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described above), the amount of each fixed Annuity Payment will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.
Variable Annuity Payments—If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend upon: (1) Your Annuitized Value that is applied to purchase Variable Annuity Payments on the Annuity Date, less any deductions We make for premium taxes; (2) the assumed interest rate for the Certificate (here, 2%); and (3) the performance of the Variable Investment Options You selected. The amount of the first monthly Variable Annuity Payment will vary with the form of Annuity Payment option selected and the age(s) and sex of the Annuitant(s).
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The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor Annuity Payment option other than the 100% option is chosen; in those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected. Not all Subaccounts may be available for Annuity Payments.
The amount of each monthly Annuity Payment following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment.
Annuity Unit Value—The Annuity Unit Value for each Subaccount was initially established at $10.00.
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The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when Annuity Payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing (1) the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by (2) the net asset value of a share of the Underlying Fund on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
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If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.
Not all Subaccount(s) may be available for Annuity Payments.
Misstatement of Age or Sex
If any age or sex has been misstated, We will pay Annuity Payments in the amount which would have been paid at the correct age and sex. We will deduct any overpayments We have made, including interest, from future payments. We will pay any under payments, including interest, in a lump sum to the Participant if living, otherwise to the beneficiary(ies). The interest rate will be equal to the guaranteed interest rate after the Annuity Date, as indicated on the data pages of the Certificate. We may pay interest in excess of the guaranteed amount. This interest may vary from time to time and is not guaranteed.
Financial Information

Financial statements of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800) 999-1030 (toll-free).
Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Portfolio Companies
Horace Mann Life Insurance Company
HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (Our Home Office), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.
HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation, a publicly-held insurance holding company traded on the NYSE.
The Fixed Account
The Fixed Account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations (death benefits and Annuity Payments) other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. Participants must depend on the financial strength and claims paying ability of HMLIC for satisfaction of HMLIC’s obligations under the Certificates. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the Fixed Account. We begin crediting interest to any Net Premium received and allocated to the Fixed Account after the initial Net Premium, from the date We receive the Net Premium in Our Home
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Office. HMLIC bears the full investment risk for all amounts contributed to the Fixed Account. HMLIC guarantees that the amounts allocated to the Fixed Account under the Certificates will be credited interest daily at an annual effective interest rate as specified in Your Certificate. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. The Fixed Account is made up of the General Fixed Account and any Guarantee Period Account(s) selected by the Contract Owner.
The Guarantee Period Account(s) provide a guaranteed interest rate for a specified period of time (“Guarantee Period”). Before the Annuity Date, You may allocate all or a portion of a Net Premium or transfer all or part of Your Participant Account Value into any Guarantee Period Account available under Your Certificate. Each Net Premium allocated to or amount transferred to a Guarantee Period Account will have its own Guarantee Period and interest rate that We will guarantee for the duration of the Guarantee Period. Transfers between Guarantee Period Accounts, and from a Guarantee Period Account to the General Fixed Account or the Variable Account, are subject to restrictions described in the Contract (and the Certificates thereunder). If You transfer, withdraw or surrender amounts in a Guarantee Period Account before the end of its related Guarantee Period, a Market Value Adjustment may apply. A Market Value Adjustment applies only to the amount taken from a Guarantee Period Account before the end of its related Guarantee Period and reflects changes in the level of prevailing current interest rates since the beginning of the relevant Guarantee Period. The Market Value Adjustment may be positive or negative. Any negative Market Value Adjustment amount will be waived to the extent it would decrease the Fixed Account Value below the Fixed Net Premium less any outstanding loan balance. The Market Value Adjustment is applied before any applicable surrender charges or other charges are deducted.
Examples showing how the Market Value Adjustment is calculated and applied are found in Appendix C.
The Fixed Account, interests in any Guarantee Period Account, and the Market Value Adjustment, have not been registered with the Securities and Exchange Commission. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For additional information about the Fixed Account and the operation of the Market Value Adjustment, please see Your Certificate.
The Separate Account
On October 16, 2006 HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the SEC as a Unit Investment Trust under the 1940 Act and qualifies as a “separate account” within the meaning of the Federal securities laws. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount, in accordance with the terms of the Certificate and without regard to any other business of HMLIC. The assets of the Separate Account may not be used to pay any liabilities of HMLIC other than those arising from the Certificate. All obligations arising under the Certificate, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Certificate. HMLIC is solely responsible for its obligations under the Certificates. While HMLIC is obligated to make payments under the Certificate, the amounts of Variable Annuity Payments are not guaranteed.
The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of a corresponding Underlying Fund based on Participant instructions.
The Portfolio Companies
Each of the Portfolio Companies is registered with the SEC as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Portfolio Companies by the SEC.
The Portfolio Companies are listed in Appendix A in the back of this prospectus along with the type of fund, adviser/subadviser, current expenses and performance information for each Portfolio Company. The current expenses and performance information reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Certificate may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/RP. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com. Prospectuses for the Portfolio Companies should be read carefully in conjunction with this prospectus before investing. Not all Investment Options may be available to all Plans.
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The investment objectives and policies of certain Portfolio Companies are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Portfolio Companies may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Portfolio Companies will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.
Limit on Number of Investment Options Selected—HMLIC reserves the right to limit the number of Investment Options selected at one time during the accumulation phase or the annuitization phase of Your Certificate.
Availability of Options—Some Underlying Funds may not be available through certain Plans.
Selection of Portfolio Companies—We select the Portfolio Companies offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. We review the Portfolio Companies periodically and may remove a Portfolio Company or limit its availability for new Net Premium and/or transfers of account value if We determine that the Portfolio Company no longer meets one or more of the selection criteria, and/or if the Portfolio Company has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Portfolio Company. You bear the risk of any decline in Your Variable account value resulting from the performance of the Portfolio Companies You have chosen.
Separate Account Pricing Agreement—Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.
Payments We Receive—As described above, an Underlying Fund or an investment advisor or a sub-advisor of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all of such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Plan Participants, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of the payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Certificates and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisors or subadvisors (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.
Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts (and the Certificates thereunder), and that We, in the role of intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.
Addition, Deletion, or Substitution of Portfolio Companies—We do not guarantee that each Portfolio Company will always be available for investment through the Contract or the Certificates thereunder. We reserve the right, subject to compliance with applicable law, to add new Portfolio Companies or classes of Portfolio Companies, close existing Portfolio Companies or classes of Portfolio Companies, or substitute shares of a different Portfolio Company for Portfolio Company shares that are held by an Investment Option. New or substitute Portfolio Companies may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in an Investment Option without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.
We also may establish or add new Portfolio Companies, remove existing Portfolio Companies, or combine Portfolio Companies. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.
Voting Rights—We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the Plan under which a Certificate is issued, each Participant has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.
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The number of votes that a Participant may vote will be calculated separately for each Underlying Fund. The number will be determined by applying the Participant’s percentage interest, if any, in a particular Underlying Fund to the total number of votes attributable to that Underlying Fund.
Participants will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares from the Underlying Funds. The number of votes that a Participant may cast is based on the number of Accumulation Units or Annuity Units owned as of the record date of the shareholder meeting.
We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Participants who have Separate Account units, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Participants who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulations, We may disregard certain Participant voting instructions under certain circumstances.
Tax Consequences
The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the taxation and provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or Participant or a prospective Contract Owner or Participant should consult a qualified and competent tax advisor before taking any action that could have tax consequences.
Purchasing an annuity contract/certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.
Tax Treatment of the Company and the Separate Account
Separate Account—The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.
Foreign Tax Credits—We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.
General Federal Income Tax Provisions
Premature Distribution Tax—In the case of a distribution from a Certificate, there may be imposed an additional tax (penalty tax) equal to 10% of the amount treated as income. In general, however, there is no penalty tax on distributions:
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made on or after the Participant reaches age 59½;
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made on or after the death of a Participant;
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attributable to the Participant becoming disabled; or
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made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Participant or the joint lives or joint life expectancy of the Participant and a beneficiary.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Death Benefits—Amounts may be distributed from a Certificate because of the death of the Participant. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Certificate, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.
Contract/Certificate Transactions—A transfer or assignment of ownership of a Certificate, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Certificate may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Qualified Contract is generally prohibited. A Participant contemplating any such transaction should consult a tax advisor as to the tax consequences.
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Withholding—Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Participant’s life expectancy or the joint life expectancy of the Participant and the beneficiary, periodic payments over a period of ten years or more, Required Minimum Distributions, and hardship distributions.
For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Participant elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Participant at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.
Definition of Spouse under Federal Law—The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Internal Revenue Service (“IRS”) guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such.
Taxation of Qualified Contracts
Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract/Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401(a) are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract/Certificate.
Contributions—Premium payments made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by the employer. The exception to this is the amount of salary reductions designated as a Roth contribution (discussed below). These contributions are all subject to income tax in the year they were made. Investment earnings credited to the Participant’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a designated Roth account may not be subject to income tax if certain conditions are met.
Section 403(b), 457(b), and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Participant can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Participant’s income in the year they were made and subject to all wage withholding requirements.
Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401(a)” sections, below.
A 403(b), 457(b), or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts to be converted to Designated Roth accounts. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to a recapture of the 10% penalty tax. Amounts converted to a Designated Roth account cannot be reversed.
Withdrawals—If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Participant has an “investment in the contract.” The investment in the contract is the total of all contributions, with the exception of those that were excludible or deductible from income at the time made, and represents the portion of the Certificate already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.
For withdrawals from Designated Roth accounts in a 403(b), 457(b) or 401(k) Contract/Certificate, if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b) or 401(k) Contract/Certificate is considered qualified if it is made more than five years after establishment of the account and made after the Participant attains age 59½, dies or becomes disabled.
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Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 403(b), 457(b) and 401(k) plans will generally not be treated as distributions if the terms of the loan require repayment within five years (except loans to acquire a home), substantially level payments over the term of the loan, and the loan amount to be limited to the lesser of $50,000 or 50% of the value of the Certificate, and the loan is evidenced by a legally enforceable agreement.
Annuity Payments—Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to current income tax unless the Participant has an investment in the contract. If the Participant has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to current income tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).
Annuity Payments from Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract/Certificate will not be subject to income tax if they are qualified distributions as defined above.
Rollovers—A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Participant or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract/certificate. For Section 403(b), 457(b) and 401(a) Contracts/Certificates only amounts eligible for distribution can be rolled over.
Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional Individual Retirement Annuity (IRA), an IRC Section 408(k) Simplified Employee Pension (SEP) IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401(a) plan. Amounts in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan, a Section 401(k) plan, or to a Roth IRA.
Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401(a) plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, Section 401(k) plan, or to a Roth IRA.
Amounts under a Section 401(a) plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401(a) plan.
IRC Section 408(p) Savings Incentive Match Plan for Employees (SIMPLE IRA) may accept rollovers from a 403(b) plan, 457(b) plan, 401(a) plan, traditional IRA or SEP IRA after the first two years of participation in the SIMPLE IRA.
Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or to an inherited IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an inherited IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.
Transfers and Exchanges—For Qualified Contracts with the exception of Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Certificate.
For a Section 403(b) tax deferred annuity, a transfer is the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) annuity between investment providers in the same employer’s 403(b) plan. You should consult with a tax advisor for additional guidance on transfers and exchanges.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Participant reaches age 59 ½. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax does not apply to conversions of eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it may apply if converted amounts are distributed during the five-year period beginning with the year of conversion.
42

Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made:
1)
after attainment of age 59½,
2)
as the result of death, disability, or terminal illness,
3)
that are part of a series of substantially equal periodic payments over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and a beneficiary,
4)
after separation from service and attainment of age 55,
5)
for unreimbursed medical expenses that exceed 7.5% of adjusted gross income (“AGI”),
6)
under a qualified domestic relations order (QDRO),
7)
to correct excess contributions, and/or deferrals,
8)
in limited circumstances, to a reservist called to active duty after September 11, 2001,
9)
for a qualified birth or adoption,
10)
for certain emergency expenses,
11)
in the event of domestic abuse, and
12)
in connection with federally declared disasters.
Required Minimum Distributions—The Participant of a Qualified Contract is generally required to take certain Required Minimum Distributions during the Participant’s life, and the beneficiary designated by the Participant is required to take the balance of the Certificate value within certain specified periods following the Participant’s death.
The Participant must take the first Required Minimum Distribution by the required beginning date and subsequent Required Minimum Distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and the beneficiary. The amount of the Required Minimum Distribution depends upon the Certificate value and the applicable life expectancy. The required beginning date for Section 403(b) plans, Section 457(b) plans, and Section 401(a) plans is the later of April 1 of the calendar year following the calendar year in which the Participant attains age 73 or retires.
Upon the death of the Participant, the individual designated as the beneficiary must take a distribution of the entire account by December 31 of the calendar year containing the 10th anniversary of the Certificate Owner’s death. If the Participant dies on or after the date distributions were required to begin, a designated beneficiary must also take annual distributions based upon the greater of the Certificate Owner’s remaining life expectancy or the beneficiary’s life expectancy. An Eligible Designated Beneficiary can take distributions annually over the beneficiary’s or Contract Owner’s life expectancy as discussed below. An Eligible Designated Beneficiary is 1) a spouse, 2) a disabled individual, 3) a chronically ill individual, 4) an individual who is not more than 10 years younger than the Certificate Owner, and 5) a minor child of the Certificate Owner. For a minor child of the Certificate Owner, distributions based on life expectancy can only be made until he/she reaches the age of majority. At that time the remaining balance will be required to be distributed within 10 years.
For Eligible Designated Beneficiaries, the beneficiary must take distributions under one of the following two rules:
1.
If the Participant dies on or after the required beginning date, any remaining balance must be distributed over the greater of the Certificate Owner’s remaining life expectancy, or the beneficiary’s life expectancy.
2.
If the Participant dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the tenth anniversary of the Participant’s death or paid over the life expectancy of the beneficiary provided distributions begin by December 31 of the calendar year following the year of the Certificate Owner’s death. If the beneficiary is the surviving spouse, the spouse may defer payments until the end of the calendar year in which the Participant would have reached age 73.
43

If a beneficiary is not designated or is not an individual, the beneficiary is required to take distributions under on of the following two rules:
1.
If the annuitant dies after the date distributions were required to begin, distributions are required to be made over the annuitant’s remaining life expectancy.
2.
If the annuitant dies before the date distributions were required to begin, the entire balance must be distributed by December 31 of the fifth year following the annuitant’s death.
Distributions will be made in accordance with IRC Section 401(a)(9) and Regulation Sections 1.401(a)(9)-1 through 1.401(a)(9)-9. The provisions of these sections and any other provisions prescribed by revenue rulings, notices or other published guidance override any distribution options in the Contract inconsistent with IRC Section 401(a)(9). If there are multiple beneficiaries designated by the Participant, special rules under IRC Regulations 1.401(a)(9)-4 apply to the requirements for minimum distributions.
Required Minimum Distribution Excise Tax—If the amount distributed from a Qualified Contract is less than the Required Minimum Distribution for the year (discussed above), the Participant is generally subject to a nondeductible excise tax of 25% on the difference between the Required Minimum Distribution and the amount actually distributed. If the insufficient Required Minimum Distribution is corrected within two years, the excise tax is reduced to 10%.
Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans
All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, Qualified Retirement Plans may impose restrictions on distributions other than those provided by the IRC.
403(b) Tax-Sheltered Plan—A 403(b) tax-sheltered plan is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Employee salary reduction contributions are limited to the lesser of $24,500 for 2026 or 100% of income. Employer contributions are subject to an additional annual limitation. A special catch-up contribution is available to certain Participants who have 15 years of service with his or her current employer. Additional catch-up amounts, $8,000 for 2026, may be contributed if the Participant is age 50 or older. A higher catch-up contribution limit of $11,250 for 2025 may be contributed if the individual is age 60, 61, 62 or 63. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your Plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Participant’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed.
Distributions from Section 403(b) Certificates generally cannot be made until the Participant attains age 59½. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Certificate as of December 31, 1988. 403(b) Certificate accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) Certificates are subject to the Required Minimum Distribution rules.
457(b) Eligible Governmental Plan—A 457(b) deferred compensation plan is available for employees of eligible state or local governments. Employee salary reduction amounts are limited to the lesser of $24,500 for 2026 or 100% of includable compensation. Employer contributions are included in this annual limit and when combined with employee salary reduction amounts cannot exceed the annual limit. Additional catch-up amounts, up to $8,000 for 2026, may be contributed if the Participant is age 50 or older. A higher catch-up contribution limit of $11,250 for 2025 may be contributed if the individual is age 60, 61, 62 or 63. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Participant’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year of contribution.
Distributions from 457(b) Certificates generally cannot be made until the Participant attains age 59 ½ except for severance from employment, an unforeseeable emergency, or severe financial hardship. Certificate accumulations may be eligible for a tax free rollover to another eligible retirement plan. 457(b) Contracts/Certificates are subject to the Required Minimum Distribution rules.
44

401(a) plans—A 401(a) plan permits employers to establish various types of retirement plans (e.g., pension, money purchase, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with IRC Section 401(a) may permit the purchase of annuity contracts/certificates to provide benefits under the plan. A retirement plan qualified under IRC Section 401(a) may be funded with employer contributions, employee contributions, or a combination of both. Contributions and earnings are not included in the Participant’s income until distributed with the exception of designated Roth contributions and after-tax contributions. Salary reduction amounts for traditional 401(k) plans are limited to the lesser of $23,500 for 2026 or 100% of includable compensation. Additional catch-up amounts, up to $8,000 for 2026 may be contributed if the Participant is age 50 or older. Both the maximum salary reduction amount and additional amount if you are age 50 or older are indexed for inflation in future years. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan for additional information. 401(a) Certificate accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 401(a) Certificates are subject to the Required Minimum Distribution rules.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract/Certificate, purchasers of annuity contracts/certificates should keep in mind that the value of an annuity contract/certificate owned by a decedent and payable to a beneficiary by virtue of surviving the decedent may be included in the decedent’s gross estate. Depending on the terms of the annuity contract/certificate, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.
Gift and Generation-skipping Transfer Tax
The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract/certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Participant. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract/Certificate, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract/ certificate purchasers who/that are U.S. citizens or residents. Annuity contract/certificate purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract/certificate purchaser’s country of citizenship or residence. Prospective annuity contract/certificate purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract/certificate purchase.
Unclaimed Property
The balance in your Contract is subject to state unclaimed property laws which generally provide that if no activity occurs in your Contract, or after a death claim, within a specified time period the balance in Your Contract must be paid to the unclaimed property office of the appropriate state. The Internal Revenue Service has provided guidance the payment to the state is subject to federal income tax withholding and reportable as a distribution to the Contract Owner.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract/Certificate could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract/Certificate.
We have the right to modify the Contract/Certificate in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Participants currently receive. We make no guarantee regarding the tax status of any Contract/Certificate and do not intend the above discussion as tax advice.
45

Other Information
Financial statements—
Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800 999-1030 (toll-free).
Distribution of the Contract — The Certificates are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Certificates may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, Horace Mann Investors, Inc (“HM Investors”), principal underwriter of the Separate Account. HM Investors, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Your investment professional may receive compensation for selling this Certificate to You, both in the form of commissions and because HMLIC may share the revenue it earns on this Certificate with the professional’s firm. This conflict of interest may influence Your investment professional to recommend this Certificate over another investment. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 6.75% of premium payments received. No specific charge is assessed directly to Participants or the Separate Account to cover the commissions. We do intend to recover the amount of the commissions through the fees and charges collected under the Certificates and other corporate revenue.
Association Relationships —HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association to provide various services that are aimed at familiarizing the association’s members with the Horace Mann brand, products or services, including but not limited to the following:
●
Providing HMLIC or an affiliate with access to association members;
●
Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
●
Allowing HMLIC or an affiliate to sponsor and/or attend association meetings, conferences, or conventions; and
●
Allowing HMLIC or an affiliate to conduct workshops for association members.
Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.
Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Certificates.
Modification of the Contract and Certificates — The Contract and Certificates provide that they may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Participants will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract and Certificates.
Registration Statement — A registration statement of which this prospectus is a part, has been filed with the SEC under the Securities Act of 1933 with respect to the Contract and the Certificates thereunder.
Communications to Participants — To ensure receipt of communications, Participants must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030
(toll-free) or by accessing HMLIC’s website at horacemann.com. HMLIC will attempt to locate Participants for whom no current address is on file. In the event HMLIC is unable to locate a Participant, HMLIC may be forced to surrender the value of the Certificate to the Participant’s last known state of residence in accordance with the state’s abandoned property laws.
Participant Inquiries — A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
46

Forms Availability — Specific forms are available from HMLIC to aid the Participant in effecting many transactions allowed under the Certificate. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.
Investor Information from FINRA —Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit www.horacemann.com to register or log into Your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the Portfolio Company prospectuses are also available online at www.horacemann.com. To access this information click on “Retirement”, the tax type of Your annuity, and then “Prospectuses Online” in the “Annuity Resources” box.
47

Appendix A: Investment Options Available Under the Contract

The following is a list of Portfolio Companies available under the Contract and Certificates thereunder. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/RP. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com.
The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type of Fund	Portfolio Company and Adviser/Subadviser(1)	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1-year	5-year	10-year
Lifecycle/Target Date Funds	Vanguard® Retirement Income Fund / The Vanguard Group, Inc.	0.08%	11.31%	3.82%	5.33%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2025 Fund / The Vanguard Group, Inc.	0.08%	14.60%	5.90%	8.78%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2030 Fund / The Vanguard Group, Inc.	0.08%	16.24%	6.83%	8.66%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2035 Fund / The Vanguard Group, Inc.	0.08%	17.54%	7.71%	9.40%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2040 Fund / The Vanguard Group, Inc.	0.08%	18.76%	8.57%	10.13%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2045 Fund / The Vanguard Group, Inc.	0.08%	19.99%	9.41%	10.74%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2050 Fund / The Vanguard Group, Inc.	0.08%	21.41%	9.95%	11.02%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2055 Fund / The Vanguard Group, Inc	0.08%	21.43%	9.96%	11.02%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2060 Fund / The Vanguard Group, Inc.	0.08%	21.42%	9.96%	11.02%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2065 Fund / The Vanguard Group, Inc.	0.08%	21.43%	9.98%
Large Value	T Rowe Price Equity Income Fund — Investor Class / T Rowe Price Associates, Inc.	0.69%	14.58%	11.31%	10.66%
Large Blend	Vanguard® 500 Index Admiral Shares / The Vanguard Group, Inc.	0.04%	17.83%	14.38%	14.78%
Large Growth	T Rowe Price Growth Stock Fund — Investor Class / T Rowe Price Associates, Inc.	0.66%	15.65%	9.36%	14.16%
Mid Blend	Vanguard® Extended Market Index Admiral Shares / The Vanguard Group, Inc.	0.05%	11.42%	6.19%	11.01%
48

Type of Fund	Portfolio Company and Adviser/Subadviser(1)	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1-year	5-year	10-year
Mid Growth	Janus Henderson Enterprise Portfolio Instl / Janus Capital Management LLC.	0.72%	7.67%	7.62%	12.79%
Mid Growth	T Rowe Price New Horizons Fund – Investor Class(6) / T Rowe Price Associates, Inc.	0.80%	3.15%	-2.12%	11.51%
Small Value	T Rowe Price Small-Cap Value Fund — Investor Class / T Rowe Price Associates, Inc.	0.79%	8.22%	6.62%	9.70%
Small Blend	Vanguard® Small Cap Index Admiral Shares / The Vanguard Group, Inc.	0.05%	8.83%	7.34%	10.43%
Small Growth	MFS VIT New Discovery Series Initial Class*(6) / Massachusetts Financial Services Company	0.87%	12.96%	-0.28%	10.74%
Small Growth	Neuberger Genesis Fund Advisor Class / Neuberger Berman Investment Advisers, LLC	1.34%	-5.00%	2.41%	8.60%
International Stock - Developed Markets	T Rowe Price Overseas Stock Fund — Investor Class / T Rowe Price Associates, Inc.	0.78%	31.80%	8.41%	8.36%
International Stock - Developed Markets	Vanguard® Developed Markets Index — Admiral Shares / The Vanguard Group, Inc.	0.05%	35.17%	9.11%	8.71%
International Stock - Emerging Markets	T Rowe Price Emerging Markets Stock Fund — Investor Class / T Rowe Price Associates, Inc.	1.23%	32.46%	-1.83%	6.16%
International Stock - Emerging Markets	Vanguard® Emerging Markets Stock Index Admiral Share / The Vanguard Group, Inc.	0.13%	24.75%	4.62%	8.10%
Real Estate	T Rowe Price Global Real Estate — Investor Class* / T Rowe Price Associates, Inc.	0.95%	5.62%	2.50%	3.23%
Real Estate	Vanguard® Real Estate Index Fund Admiral Shares / The Vanguard Group, Inc.	0.13%	3.19%	4.64%	5.14%
Technology	Janus Henderson Global Technology and Innovation Fund Class I / Janus Capital Management LLC.	0.73%	25.15%	13.71%	21.48%
Inflation Protected Bond	Vanguard® Short-Term Inflation-Protected Securities / The Vanguard Group, Inc.	0.06%	6.03%	3.51%	3.13%
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Type of Fund	Portfolio Company and Adviser/Subadviser(1)	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1-year	5-year	10-year
Intermediate-Term Bond	Fidelity VIP Investment Grade Bond Initial Class / Fidelity Management & Research Company LLC	0.37%	7.22%	0.06%	2.71%
Intermediate-Term Bond	T Rowe Price New Income Fund — Investor Class*(5) / T Rowe Price Associates, Inc.	0.44%	7.08%	-0.66%	1.72%
Intermediate-Term Bond	Vanguard® Total Bond Market Index Admiral Shares / The Vanguard Group, Inc.	0.04%	7.15%	-0.42%	1.99%
Global Bond	American Funds IS Capital World Bond Fund 1 / Capital Research and Management Co.	0.48%	9.55%	-2.27%	1.47%
Global Bond	T Rowe Price International Bond Fund — Investor Class*(4) / T Rowe Price Associates, Inc.	0.67%	10.12%	-3.71%	0.82%
Multi-Sector Bond	T Rowe Price Spectrum Income Fund — Investor Class* / T Rowe Price Associates, Inc.	0.61%	7.83%	2.11%	4.00%
High Yield Bond	Vanguard® High-Yield Corporate Fund Admiral Shares / The Vanguard Group, Inc.	0.12%	9.46%	4.21%	5.69%
High Yield Bond	Vanguard® High-Yield Corporate Fund Investor Shares(3) / The Vanguard Group, Inc.	0.22%	9.35%	4.11%	5.58%
Balanced Fund	Vanguard® STAR Fund / The Vanguard Group, Inc.	0.29%	15.86%	5.88%	8.95%
Money Market	Vanguard® Cash Reserves Federal Money Market Fund Admiral Shares(2) / The Vanguard Group, Inc.	0.10%	4.23%	3.21%	2.25%
Money Market	Vanguard® Federal Money Market Fund / The Vanguard Group, Inc.	0.11%	4.22%	3.20%	2.14%

*
These expenses reflect temporary fee reductions. The details about these waivers can be found in the Portfolio Company prospectus at dfinview.com/HoraceMann/TAHD/RP
(1)
Under certain Guaranteed Minimum Death Benefit Riders, We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Portfolio Companies. The Portfolio Companies available may vary by Qualified Retirement Plan. You should refer to Your Plan for a list of Portfolio Companies available to You.
(2)
On and after August 1, 2016, Participants may not begin or increase premium payment allocations or make new transfers to the Portfolio Company. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Company, they may continue the program(s), but may not begin or increase allocations to the Portfolio Company.
(3)
On and after May 1, 2017, Participants may not begin or increase premium payment allocations or make new transfers to the Portfolio Company. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Company, they may continue the program(s), but may not begin or increase allocations to the Portfolio Company.
(4)
On and after May 1, 2019, Participants may not begin or increase premium payment allocations or make new transfers to the Portfolio Company. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Company, they may continue the program(s), but may not begin or increase allocations to the Portfolio Company.
50

(5)
On and after May 1, 2021, Participants may not begin or increase premium payment allocations or make new transfers to the Portfolio Company. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Company, they may continue the program(s), but may not begin or increase allocations to the Portfolio Company.
(6)
On and after May 1, 2025, Participants may not begin or increase premium payment allocations or make new transfers to the Portfolio Company. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Company, they may continue the program(s), but may not begin or increase allocations to the Portfolio Company.
51

Appendix B: Guaranteed Minimum Death Benefit Examples

Example for Return of Premium with Interest Guaranteed Minimum Death Benefit (“Interest GMDB”)
Assume the following:
●
There is an initial Net Premium of $100,000 and no subsequent premiums.
●
There is a withdrawal on the 3rd Certificate anniversary of $25,000. The Participant Account Value immediately before the withdrawal is $125,000.
●
We are calculating the death benefit on the 5th Certificate anniversary. The Participant Account Value at that time is $101,000.
●
There are no loans on the Certificate.
●
The Participant has not yet attained age 81.
●
No other death benefit rider was selected.
The Interest GMDB value at issue is equal to the initial Net Premium.
$100,000
The Interest GMDB value immediately before the withdrawal is the initial Net Premium accumulated at 5% interest for 3 years:
$100,000 × 1.05^3 = $115,763
The withdrawal adjustment is the withdrawal amount divided by the Participant Account Value immediately before the withdrawal and multiplied by the Interest GMDB value immediately before the withdrawal:
$25,000/$125,000 × $115,763 = $23,153
The Interest GMDB value immediately following the withdrawal is the Interest GMDB value immediately before the withdrawal less the withdrawal adjustment:
$115,763 – $23,153 = $92,610
The Interest GMDB value on the 5th Certificate anniversary is the Interest GMDB value immediately following the withdrawal accumulated at 5% interest for 2 years:
$92,610 × 1.05^2 = $102,103
The death benefit is the greatest of the Interest GMDB and the Participant Account Value.
Max [$102,103, $101,000] = $102,103
Example for Guaranteed Minimum Death Benefit—Step-Up with Return of Premium (“Step-Up GMDB”)
Assume the following:
●
There is an initial Net Premium of $100,000 and no subsequent premiums.
●
The Participant Account Value on the 1st Certificate Anniversary is $90,000.
●
The Participant Account Value on the 2nd Certificate Anniversary is $120,000.
●
There is a withdrawal during the 3rd Certificate Year of $25,000. The Participant Account Value immediately before the withdrawal is $125,000.
●
The Participant Account Value on the 3rd Certificate Anniversary is $105,000.
●
We are calculating the death benefit during the 4th Certificate Year. The Participant Account Value at that time is $101,000.
●
There are no loans on the Certificate.
●
The Participant has not yet attained age 81.
●
No other death benefit rider was selected.
The Step-Up Anniversary Value for the 1st Certificate Anniversary projected to the date of death is the Participant Account Value on the 1st Certificate Anniversary less an adjustment for the subsequent withdrawal:
$90,000 – ($25,000/$125,000 × $90,000) = $72,000
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The Step-Up Anniversary Value for the 2nd Certificate Anniversary projected to the date of death is the Participant Account Value on the 2nd Certificate Anniversary less an adjustment for the subsequent withdrawal:
$120,000 – ($25,000/$125,000 × $120,000) = $96,000
The Step-Up Anniversary Value for the 3rd Certificate Anniversary projected to the date of death is the Participant Account Value on the 3rd Certificate Anniversary:
$105,000
The Step-Up GMDB is equal to the maximum of these values:
Max [$72,000, $96,000, $105,000] = $105,000
The Return of Premium Death Benefit at the date of death is the initial Net Premium less a withdrawal adjustment:
$100,000 – ($25,000/$125,000 × $100,000) = $80,000
The death benefit is the greatest of the Step-Up GMDB, the Return of Premium Death Benefit, and the Participant Account Value.
Max [$105,000, $80,000, $101,000] = $105,000
53

Appendix C: Market Value Adjustment Examples

A Market Value Adjustment (“MVA”) may apply if you transfer, withdraw, surrender, or apply to an Annuity Payment option, amounts in a Guarantee Period Account before the end of its related Guarantee Period. An MVA is determined by a mathematical formula designed to measure changes in the level of prevailing current interest rates since the beginning of the relevant Guarantee Period, and may be positive or negative. Any negative MVA will be waived to the extent it would decrease the Fixed Account Value below the Fixed Net Premium less any outstanding loan balance. The minimum amount that a Participant will ever receive from the Fixed Account equals 87.5 of the Fixed Net Premium accumulated at the Fixed Account guaranteed interest rate as shown in the Participant’s Certificate, less any outstanding loan balance. The MVA is applied before any applicable surrender charges or other charges are deducted.
The MVA Formula
Any amount that is subject to an MVA is multiplied by an adjustment factor (“MVA Factor”) to determine the amount of the MVA.
MVA Factor = 0.9 × {I – (J + .0025)} × N
Where:
I = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the establishment of the Guarantee Period. (As used here, “Treasury Rate” means the U.S. Treasury Note Constant Maturity yield as reported in the Federal Reserve Bulletin Release H.15.)
J = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the receipt of the transfer, surrender, withdrawal, or annuitization request. Note: J is limited to 3 percent above or below I for the MVA, regardless of the current interest crediting rate.
N = the number of whole or partial years from the date We receive the transfer, surrender, withdrawal, or annuitization request until the end of the relevant Guarantee Period.
Examples:
Assume the following:
●
There is an initial Net Premium of $1,000 to a five-year Guarantee Period Account.
●
The interest rate is 1 percent.
●
There are no surrender charges.
●
The Participant makes a withdrawal of all Participant Account Value in the Guarantee Period Account at the end of the first year of the Certificate.
Calculation of an MVA in a declining interest rate environment
I = 6%J = 3%
N = 4
Withdrawal Value $1010
○
MVA Factor = .9 × {.06 – (.03 + .0025)} × 4 = .099 or 9.9%.
○
MVA = .099 × 1010 = $99.99
○
Final withdrawal value = $1,109.99
Calculation of an MVA in an increasing interest rate environment
I = 6%J = 9%
N = 4
Withdrawal Value $1010
○
MVA Factor = .9 × {.06 – (.09 + .0025)} × 4 = -.117 or -11.7%.
○
MVA = -.117 × 1010 = $-118.17
○
Final withdrawal value = $891.83
54

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Additional information about the HMLIC Group AnnuitySeparate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2026. The financial statements of HMLIC and of the Separate Account are contained in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information, request other information about the Certificate and make investor inquiries by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free).
Reports and other information about HMLIC and the Group Annuity Separate Account are available on the Commission’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657
1-800-999-1030
EDGAR Contract Identifier C000116281
IA-017038 (5/26)

May 1, 2026
STATEMENT OF ADDITIONAL INFORMATION
HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Flexible Premium Qualified
Variable Deferred Group Annuity Contracts
Horace Mann Life Insurance Company
This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus for the Qualified Variable Deferred Group Annuity Contract (“Group Contract”) dated May 1, 2026 and the prospectus for Retirement Protector (“Retirement Protector”) dated May 1, 2026. Copies of the prospectus for the Group Contract and Retirement Protector (and the Certificates thereunder) may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a facsimile transmission to (877) 832-3785, or by telephoning toll-free (800) 999-1030. The prospectus for the Group Contract and Retirement Protector (and the Certificates thereunder) sets forth information that a prospective investor should know before investing in a Certificate. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectus for the Group Contract and Retirement Protector (and the Certificates thereunder).
May 1, 2026

General Information and History
Horace Mann Life Insurance Company (“HMLIC”) sponsors the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (the “Separate Account”). HMLIC established the Separate Account under Illinois law on October 16, 2006. The Separate Account was established in 2006 but not funded until January 2, 2008. HMLIC is a wholly-owned subsidiary of Educators Life Insurance Company of America, which engages in the business of insurance. HMLIC is an indirect, wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the New York Stock Exchange.
Underwriter
HMLIC offers and sells the Group Contract and Retirement Protector and Certificates thereunder on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. (“HM Investors”), a broker/dealer registered with the Securities and Exchange Commission and a member of FINRA. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.
HMLIC contracts with HM Investors to distribute the Group Contract and Retirement Protector and Certificates thereunder. The Group Contract and Retirement Protector and Certificates thereunder also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as “selling firms.”). HM Investors passes through any commissions it receives for sales of the Group Contract and Retirement Protector and Certificates thereunder to its registered representatives and to other selling firms for their sales of the Group Contract and Retirement Protector and Certificates thereunder. The amount of the commissions was $9,860,501, $8,604,755 and $7,319,821 at December 31, 2025, 2024 and 2023.
Non-Principal Risks
There are no non-principal risks at this time.
Separate Account Pricing Agreement
Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania; Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records. For these services HMLIC paid State Street $420,190.38, $424,409.00, and $434,932.02 in 2023, 2024 and 2025.
Independent Registered Public Accounting Firm
The statement of net assets of each of the sub-accounts comprising the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account as of December 31, 2025, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, and the related statutory statements of admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 2025 and 2024, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2025, and the related notes and schedules I, III, and IV, included herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon included herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 191 West Nationwide Blvd., Columbus, OH 43215.
The audit report covering the December 31, 2025 financial statements of Horace Mann Life Insurance Company contains an explanatory paragraph that states that Horace Mann Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance.
2

Financial Statements
Audited financial statements of HMLIC and of the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Group Contract, Retirement Protector and Certificates thereunder.
3

KPMG LLP
Suite 500
191 West Nationwide Blvd.
Columbus, OH 43215-2568
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of Horace Mann Life Insurance Company and Contract Owners of Horace Mann Life Insurance Company Qualified Group Annuity Separate Account:
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of the sub-accounts listed in the Appendix that comprise the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (the Separate Account) as of December 31, 2025, the related statement of operations for the year or period then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) including the financial highlights in Note 6 for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2025, the results of its operations for the year or period listed in the Appendix, changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the Separate Account's auditor since 1989.
Columbus, Ohio
April 9, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG
International Limited, a private English company limited by guarantee.
4

Appendix
Statement of net assets as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND
AMERICAN FUNDS IS CAPITAL WORLD BOND FUND 1
AMERICAN FUNDS IS GROWTH FUND CLASS 4
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4
BLACKROCK HIGH YIELD V.I. FUND CLASS III
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES
CALVERT S&P MIDCAP 400 INDEX PORTFOLIO CLASS F
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2
FIDELITY VIP INDEX 500 PORTFOLIO SC2
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2
FIDELITY VIP OVERSEAS PORTFOLIO SC2
FIDELITY VIP REAL ESTATE PORTFOLIO SC2
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
JPMORGAN SMALL CAP VALUE FUND CLASS A
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1
MFS VIT II INTERNATIONAL GROWTH SC
MFS VIT MID CAP VALUE PORTFOLIO SC
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS
TEMPLETON GLOBAL BOND VIP FUND CLASS 4
VANGUARD 500 INDEX FUND ADMIRAL SHARES
VANGUARD CASH RESERVE FUND INVESTOR SHARES
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
VANGUARD FEDERAL MONEY MARKET FUND
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES
VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES
5

VANGUARD REIT INDEX FUND ADMIRAL SHARES
VANGUARD SHORT-TERM INFLATION-PROTECTED SECURITIES INDEX FUND
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES
VANGUARD STAR FUND
VANGUARD TARGET RETIREMENT 2025 FUND
VANGUARD TARGET RETIREMENT 2030 FUND
VANGUARD TARGET RETIREMENT 2035 FUND
VANGUARD TARGET RETIREMENT 2040 FUND
VANGUARD TARGET RETIREMENT 2045 FUND
VANGUARD TARGET RETIREMENT 2050 FUND
VANGUARD TARGET RETIREMENT 2055 FUND
VANGUARD TARGET RETIREMENT 2060 FUND
VANGUARD TARGET RETIREMENT 2065 FUND
VANGUARD TARGET RETIREMENT INCOME FUND
VANGUARD TOTAL BOND MARKET INDEX FUND
VANGUARD VIF GLOBAL BOND INDEX
WILSHIRE VIT GLOBAL ALLOCATION FUND
Statement of net assets as of December 31, 2025, and the related statement of operations and changes in net assets for the period from May 1, 2025 (inception) to December 31, 2025.
JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL I
JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL S
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES
NEUBERGER GENESIS FUND ADVISOR CLASS
6

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statement of Net Assets
For the year ended December 31, 2025
	ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	AMERICAN FUNDS IS CAPITAL WORLD BOND FUND 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	BLACKROCK HIGH YIELD V.I. FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES
ASSETS
Investments at market value	$8,518,686	$123,715	$22,921,888	$2,303,707	$6,366,082	$13,380,492	$885,203	$22,370,765
TOTAL ASSETS	$8,518,686	$123,715	$22,921,888	$2,303,707	$6,366,082	$13,380,492	$885,203	$22,370,765
NET ASSETS
Active Contracts	$8,518,686	$123,715	$22,921,888	$2,303,707	$6,366,082	$13,380,492	$885,203	$22,370,765
TOTAL NET ASSETS	$8,518,686	$123,715	$22,921,888	$2,303,707	$6,366,082	$13,380,492	$885,203	$22,370,765
INVESTMENTS
Cost of investments	7,667,288	124,191	17,264,718	2,179,042	5,275,018	11,119,410	869,009	21,369,367
Unrealized appreciation (depreciation) on investments	851,398	(476)	5,657,170	124,665	1,091,064	2,261,083	16,194	1,001,398
Number of shares in underlying mutual funds	336,840	12,105	170,563	177,208	200,759	762,421	125,739	1,242,130
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	36,594	–	17,462	28,112	36,617	75,689	11,529	195,805
M&E Rate .0085	21,820	5,567	8,192	14,287	42,660	72,445	47,504	83,707
M&E Rate .0095	48,694	5,217	29,260	62,465	54,536	175,411	25,153	112,089
M&E Rate .0105	6	–	2	10	10	3	20	89
M&E Rate .0110	–	–	–	–	–	–	–	–
M&E Rate .0125	6	5	191	10	304	7	20	342
Total Units	107,119	10,790	55,107	104,885	134,127	323,555	84,226	392,032
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$81.28	$–	$421.80	$22.36	$48.09	$41.98	$10.68	$57.93
M&E Rate .0085	$79.96	$11.50	$417.12	$22.08	$47.53	$41.52	$10.59	$56.88
M&E Rate .0095	$78.01	$11.43	$412.24	$21.76	$47.00	$41.02	$10.48	$55.70
M&E Rate .0105	$77.09	$–	$407.45	$22.09	$46.68	$43.69	$10.38	$54.91
M&E Rate .0110	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0125	$73.41	$11.56	$401.12	$20.59	$45.63	$41.79	$9.62	$52.26
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statement of Net Assets
For the year ended December 31, 2025
	CALVERT S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
ASSETS
Investments at market value	$27,835,348	$1,188,010	$796,146	$5,964,494	$14,968,372	$11,728,339	$1,476,764	$688,535
TOTAL ASSETS	$27,835,348	$1,188,010	$796,146	$5,964,494	$14,968,372	$11,728,339	$1,476,764	$688,535
NET ASSETS
Active Contracts	$27,835,348	$1,188,010	$796,146	$5,964,494	$14,968,372	$11,728,339	$1,476,764	$688,535
TOTAL NET ASSETS	$27,835,348	$1,188,010	$796,146	$5,964,494	$14,968,372	$11,728,339	$1,476,764	$688,535
INVESTMENTS
Cost of investments	25,596,318	1,176,365	791,349	5,448,326	13,239,273	9,641,635	1,246,469	603,181
Unrealized appreciation (depreciation) on investments	2,239,030	11,645	4,798	516,167	1,729,100	2,086,704	230,296	85,354
Number of shares in underlying mutual funds	219,955	42,128	66,959	349,619	502,126	386,436	95,275	45,508
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	40,653	8,796	2,855	18,660	21,739	21,802	18,952	6,074
M&E Rate .0085	25,267	4,217	3,387	56,030	115,243	111,294	31,656	11,390
M&E Rate .0095	42,191	16,223	31,970	164,791	199,573	118,694	26,015	18,423
M&E Rate .0105	35	4	8	7	5	5	13	13
M&E Rate .0110	–	–	–	–	–	–	–	–
M&E Rate .0125	156	5	8	7	489	5	13	13
Total Units	108,301	29,243	38,227	239,495	337,048	251,800	76,649	35,912
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$263.50	$40.97	$21.21	$25.35	$45.20	$47.28	$19.34	$19.26
M&E Rate .0085	$255.98	$40.70	$21.03	$25.07	$44.64	$46.77	$19.30	$19.23
M&E Rate .0095	$251.46	$40.42	$20.77	$24.80	$44.19	$46.27	$19.17	$19.11
M&E Rate .0105	$250.00	$41.64	$21.87	$25.89	$44.98	$47.07	$19.10	$19.04
M&E Rate .0110	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0125	$241.21	$40.13	$20.99	$24.78	$44.06	$45.65	$18.51	$18.44
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statement of Net Assets
For the year ended December 31, 2025
	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2
ASSETS
Investments at market value	$950,639	$1,303,961	$5,515,942	$6,759,444	$9,749,298	$112,907,057	$229,040	$5,345,923
TOTAL ASSETS	$950,639	$1,303,961	$5,515,942	$6,759,444	$9,749,298	$112,907,057	$229,040	$5,345,923
NET ASSETS
Active Contracts	$950,639	$1,303,961	$5,515,942	$6,759,444	$9,749,298	$112,907,057	$229,040	$5,345,923
TOTAL NET ASSETS	$950,639	$1,303,961	$5,515,942	$6,759,444	$9,749,298	$112,907,057	$229,040	$5,345,923
INVESTMENTS
Cost of investments	942,832	1,170,185	4,794,684	5,494,982	7,862,612	62,037,992	225,419	5,586,890
Unrealized appreciation (depreciation) on investments	7,807	133,776	721,257	1,264,462	1,886,686	50,869,065	3,621	(240,966)
Number of shares in underlying mutual funds	85,106	97,822	471,851	450,030	629,800	173,647	20,162	487,322
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	2,874	556	10,460	24,905	70,194	43,032	–	56,297
M&E Rate .0085	5,518	19,705	92,345	71,574	34,142	37,574	2,648	113,740
M&E Rate .0095	54,748	40,142	147,176	162,455	229,432	48,275	14,500	116,815
M&E Rate .0105	20	13	10	12	13	58	–	134
M&E Rate .0110	–	–	–	–	–	–	–	–
M&E Rate .0125	20	13	439	13	124	121	6	9
Total Units	63,178	60,430	250,430	258,960	333,904	129,060	17,154	286,996
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$15.35	$21.97	$22.41	$26.56	$29.66	$888.09	$–	$18.78
M&E Rate .0085	$15.19	$21.77	$22.17	$26.25	$29.38	$874.38	$13.41	$18.43
M&E Rate .0095	$15.02	$21.48	$21.91	$25.97	$29.03	$863.54	$13.34	$18.75
M&E Rate .0105	$14.67	$20.82	$21.26	$25.21	$28.39	$850.45	$–	$17.73
M&E Rate .0110	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0125	$14.50	$20.82	$21.36	$25.08	$28.29	$830.06	$13.52	$17.19
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statement of Net Assets
For the year ended December 31, 2025
	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL I*	JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL S*	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES*	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES
ASSETS
Investments at market value	$12,715,861	$5,542,965	$5,287,156	$61,287	$762,428	$69,855	$1,215,404	$2,186,525
TOTAL ASSETS	$12,715,861	$5,542,965	$5,287,156	$61,287	$762,428	$69,855	$1,215,404	$2,186,525
NET ASSETS
Active Contracts	$12,715,861	$5,542,965	$5,287,156	$61,287	$762,428	$69,855	$1,215,404	$2,186,525
TOTAL NET ASSETS	$12,715,861	$5,542,965	$5,287,156	$61,287	$762,428	$69,855	$1,215,404	$2,186,525
INVESTMENTS
Cost of investments	11,086,951	5,617,805	5,286,818	57,874	745,887	67,318	1,231,192	2,104,556
Unrealized appreciation (depreciation) on investments	1,628,910	(74,841)	337	3,413	16,541	2,537	(15,788)	81,968
Number of shares in underlying mutual funds	468,874	318,195	5,287,156	2,560	31,847	836	48,326	65,406
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	116,057	49,353	109,096	–	4,841	–	2,464	8,411
M&E Rate .0085	114,648	70,614	573,243	2,126	2,443	2	9,274	10,530
M&E Rate .0095	79,884	92,414	3,987,361	200	21,724	771	12,426	15,977
M&E Rate .0105	192	137	266	–	6	–	4	6
M&E Rate .0110	–	–	–	–	–	1	–	–
M&E Rate .0125	129	174	15,564	6	6	5	6	7
Total Units	310,910	212,692	4,685,530	2,331	29,021	774	24,172	34,930
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$40.33	$26.40	$1.14	$–	$26.29	$–	$50.98	$63.50
M&E Rate .0085	$39.65	$26.12	$1.13	$26.29	$26.28	$90.42	$50.48	$62.83
M&E Rate .0095	$43.51	$25.84	$1.13	$26.29	$26.27	$90.20	$49.99	$61.97
M&E Rate .0105	$38.27	$25.73	$1.12	$–	$26.35	$–	$51.84	$62.01
M&E Rate .0110	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0125	$41.37	$25.24	$1.11	$26.30	$26.14	$90.34	$49.85	$60.30
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statement of Net Assets
For the year ended December 31, 2025
	LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	NEUBERGER GENESIS FUND ADVISOR CLASS*	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS
ASSETS
Investments at market value	$3,364,314	$1,655,550	$1,530,281	$146,104	$9,117	$540,667	$4,123,180	$370,017
TOTAL ASSETS	$3,364,314	$1,655,550	$1,530,281	$146,104	$9,117	$540,667	$4,123,180	$370,017
NET ASSETS
Active Contracts	$3,364,314	$1,655,550	$1,530,281	$146,104	$9,117	$540,667	$4,123,180	$370,017
TOTAL NET ASSETS	$3,364,314	$1,655,550	$1,530,281	$146,104	$9,117	$540,667	$4,123,180	$370,017
INVESTMENTS
Cost of investments	2,622,633	1,445,821	1,497,125	122,791	10,517	493,728	3,605,083	390,019
Unrealized appreciation (depreciation) on investments	741,681	209,729	33,156	23,313	(1,401)	46,939	518,097	(20,003)
Number of shares in underlying mutual funds	68,148	94,065	154,107	9,366	176	12,104	106,846	21,168
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	2,486	11,526	6,724	–	–	–	–	–
M&E Rate .0085	10,070	34,245	25,676	1,100	5	5,774	18,483	5,587
M&E Rate .0095	21,751	22,137	37,923	4,630	145	5,532	30,281	8,734
M&E Rate .0105	5	7	10	–	–	–	–	–
M&E Rate .0110	–	–	–	–	–	–	–	–
M&E Rate .0125	7	10	3	2	3	3	4	2
Total Units	34,319	67,921	70,343	5,733	152	11,309	48,767	14,324
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$100.11	$24.55	$22.08	$–	$–	$–	$–	$–
M&E Rate .0085	$98.63	$24.41	$21.88	$25.59	$59.90	$48.07	$84.85	$26.09
M&E Rate .0095	$97.52	$24.23	$21.61	$25.46	$60.02	$47.54	$84.37	$25.67
M&E Rate .0105	$96.85	$25.03	$22.03	$–	$–	$–	$–	$–
M&E Rate .0110	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0125	$94.40	$24.56	$20.84	$25.75	$60.08	$48.89	$81.12	$27.12
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statement of Net Assets
For the year ended December 31, 2025
	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 4
ASSETS
Investments at market value	$6,097,294	$198,157	$1,545,754	$555,985	$1,073,467	$1,255,854	$195,893	$474,222
TOTAL ASSETS	$6,097,294	$198,157	$1,545,754	$555,985	$1,073,467	$1,255,854	$195,893	$474,222
NET ASSETS
Active Contracts	$6,097,294	$198,157	$1,545,754	$555,985	$1,073,467	$1,255,854	$195,893	$474,222
TOTAL NET ASSETS	$6,097,294	$198,157	$1,545,754	$555,985	$1,073,467	$1,255,854	$195,893	$474,222
INVESTMENTS
Cost of investments	5,340,868	223,230	1,872,605	611,312	792,899	1,266,638	201,375	500,569
Unrealized appreciation (depreciation) on investments	756,426	(25,074)	(326,851)	(55,327)	280,568	(10,785)	(5,483)	(26,347)
Number of shares in underlying mutual funds	56,698	27,407	29,893	69,066	66,304	24,504	17,184	35,284
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	–	–	–	–	–	–	–	682
M&E Rate .0085	14,806	5,453	3,140	34,288	32,486	3,781	5,488	12,705
M&E Rate .0095	13,551	18,064	7,739	17,934	22,816	7,364	5,569	10,825
M&E Rate .0105	–	–	–	–	–	–	–	6
M&E Rate .0110	–	–	–	–	–	–	–	–
M&E Rate .0125	3	3	7	9	2	6	484	1
Total Units	28,359	23,519	10,882	52,228	55,311	11,148	11,062	24,703
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$–	$–	$–	$–	$–	$–	$–	$19.70
M&E Rate .0085	$215.99	$8.53	$143.26	$10.64	$19.50	$113.37	$17.76	$19.35
M&E Rate .0095	$213.92	$8.39	$141.56	$10.65	$19.28	$112.29	$17.65	$19.04
M&E Rate .0105	$–	$–	$–	$–	$–	$–	$–	$20.23
M&E Rate .0110	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0125	$204.48	$8.89	$135.98	$11.44	$19.54	$106.57	$18.96	$18.10
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statement of Net Assets
For the year ended December 31, 2025
	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD CASH RESERVES FUND INVESTOR	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES
ASSETS
Investments at market value	$32,508,424	$4,151	$3,671,697	$1,320,713	$8,149,472	$923,328	$668,865	$245,755
TOTAL ASSETS	$32,508,424	$4,151	$3,671,697	$1,320,713	$8,149,472	$923,328	$668,865	$245,755
NET ASSETS
Active Contracts	$32,508,424	$4,151	$3,671,697	$1,320,713	$8,149,472	$923,328	$668,865	$245,755
TOTAL NET ASSETS	$32,508,424	$4,151	$3,671,697	$1,320,713	$8,149,472	$923,328	$668,865	$245,755
INVESTMENTS
Cost of investments	19,385,029	4,151	2,807,914	1,096,404	5,782,401	923,328	663,329	246,696
Unrealized appreciation (depreciation) on investments	13,123,395	–	863,783	224,310	2,367,072	–	5,536	(941)
Number of shares in underlying mutual funds	51,450	4,151	182,945	29,606	51,377	923,328	120,083	44,121
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	–	–	–	–	–	–	–	–
M&E Rate .0085	25,445	1,297	84,498	14,100	28,706	710,107	49,884	20,149
M&E Rate .0095	30,676	2,249	66,090	9,762	27,680	99,784	30,812	4,826
M&E Rate .0105	–	–	–	–	–	–	–	–
M&E Rate .0110	1	81	25	4	4	80	25	24
M&E Rate .0125	82	9	4	4	75	12	10	4
Total Units	56,124	3,709	150,623	23,871	56,393	810,046	80,733	25,010
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0085	$579.70	$1.12	$24.47	$55.25	$146.03	$1.14	$8.31	$9.75
M&E Rate .0095	$578.84	$1.12	$24.25	$55.44	$142.94	$1.13	$8.24	$10.15
M&E Rate .0105	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0110	$562.93	$1.14	$23.94	$55.59	$137.60	$1.14	$7.95	$9.53
M&E Rate .0125	$557.59	$1.07	$23.38	$52.13	$135.69	$1.12	$8.05	$9.53
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statement of Net Assets
For the year ended December 31, 2025
	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SHORT-TERM INFLATION - PROTECTED SECURITIES INDEX FUND	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD STAR FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND
ASSETS
Investments at market value	$1,289,976	$430,815	$5,333,965	$4,491,153	$11,863,956	$1,629,142	$31,883,385	$643,946
TOTAL ASSETS	$1,289,976	$430,815	$5,333,965	$4,491,153	$11,863,956	$1,629,142	$31,883,385	$643,946
NET ASSETS
Active Contracts	$1,289,976	$430,815	$5,333,965	$4,491,153	$11,863,956	$1,629,142	$31,883,385	$643,946
TOTAL NET ASSETS	$1,289,976	$430,815	$5,333,965	$4,491,153	$11,863,956	$1,629,142	$31,883,385	$643,946
INVESTMENTS
Cost of investments	1,287,893	426,220	4,028,702	4,371,751	11,688,944	1,470,980	26,635,206	560,147
Unrealized appreciation (depreciation) on investments	2,083	4,596	1,305,263	119,402	175,011	158,162	5,248,179	83,800
Number of shares in underlying mutual funds	10,288	17,372	43,162	154,017	594,684	38,487	1,164,477	12,892
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	–	–	–	–	–	–	–	–
M&E Rate .0085	17,247	6,649	20,995	44,461	307,721	29,738	663,240	8,230
M&E Rate .0095	8,733	7,860	23,502	36,558	53,331	5,797	122,176	3,963
M&E Rate .0105	–	–	–	–	–	–	–	–
M&E Rate .0110	6	–	4	–	–	–	–	–
M&E Rate .0125	4	4	5	7	2	5	2	6
Total Units	25,990	14,513	44,506	81,024	361,059	35,537	785,421	12,194
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0085	$49.54	$29.96	$121.49	$55.51	$32.90	$45.86	$40.69	$52.89
M&E Rate .0095	$49.82	$29.45	$118.38	$55.33	$32.62	$45.77	$40.08	$52.64
M&E Rate .0105	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0110	$47.46	$–	$114.72	$–	$–	$–	$–	$–
M&E Rate .0125	$45.50	$30.66	$112.94	$53.26	$31.46	$45.92	$38.17	$52.80
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statement of Net Assets
For the year ended December 31, 2025
	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT 2065 FUND	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF GLOBAL BOND INDEX
ASSETS
Investments at market value	$25,875,235	$1,015,166	$3,255,076	$296,798	$1,343,875	$115,363	$2,788,815	$1,319,535
TOTAL ASSETS	$25,875,235	$1,015,166	$3,255,076	$296,798	$1,343,875	$115,363	$2,788,815	$1,319,535
NET ASSETS
Active Contracts	$25,875,235	$1,015,166	$3,255,076	$296,798	$1,343,875	$115,363	$2,788,815	$1,319,535
TOTAL NET ASSETS	$25,875,235	$1,015,166	$3,255,076	$296,798	$1,343,875	$115,363	$2,788,815	$1,319,535
INVESTMENTS
Cost of investments	19,878,567	845,428	2,548,533	254,968	1,048,969	115,761	2,891,386	1,293,787
Unrealized appreciation (depreciation) on investments	5,996,668	169,739	706,543	41,830	294,906	(398)	(102,571)	25,748
Number of shares in underlying mutual funds	744,825	17,125	49,200	4,867	33,572	8,317	285,447	70,076
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	–	–	–	–	–	–	–	9,788
M&E Rate .0085	397,454	6,239	24,329	1,356	9,066	4,535	156,419	13,570
M&E Rate .0095	145,358	10,186	18,003	3,320	22,377	1,071	67,495	39,191
M&E Rate .0105	–	–	–	–	–	–	–	5
M&E Rate .0110	–	–	–	–	–	–	13	–
M&E Rate .0125	1	3	1	5	8	10	7	3,368
Total Units	542,818	16,427	42,335	4,677	31,448	5,614	223,938	62,561
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$–	$–	$–	$–	$–	$–	$–	$21.30
M&E Rate .0085	$47.85	$61.94	$77.02	$63.74	$42.91	$20.55	$12.45	$21.16
M&E Rate .0095	$47.18	$61.71	$76.71	$63.34	$42.66	$20.55	$12.46	$21.02
M&E Rate .0105	$–	$–	$–	$–	$–	$–	$–	$21.58
M&E Rate .0110	$–	$–	$–	$–	$–	$–	$12.65	$–
M&E Rate .0125	$45.35	$61.76	$73.96	$63.42	$41.29	$20.65	$12.07	$21.46
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statement of Net Assets
For the year ended December 31, 2025
WILSHIRE VIT GLOBAL ALLOCATION FUND
ASSETS
Investments at market value	$19,009,393
TOTAL ASSETS	$19,009,393
NET ASSETS
Active Contracts	$19,009,393
TOTAL NET ASSETS	$19,009,393
INVESTMENTS
Cost of investments	17,015,722
Unrealized appreciation (depreciation) on investments	1,993,671
Number of shares in underlying mutual funds	922,337
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	39,421
M&E Rate .0085	107,241
M&E Rate .0095	247,551
M&E Rate .0105	184
M&E Rate .0110	–
M&E Rate .0125
Total Units	397,765
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$49.29
M&E Rate .0085	$48.46
M&E Rate .0095	$47.31
M&E Rate .0105	$46.66
M&E Rate .0110	$–
M&E Rate .0125	$44.49
* Janus Henderson Global Technology and Innovation Fund Class I became available for investment on May 1, 2025 (inception). The Statement of Operations is from May 1,2025 (inception) through December 31, 2025.
* Janus Henderson Global Technology and Innovation Fund Class S became available for investment on May 1, 2025 (inception). The Statement of Operations is from May 1,2025 (inception) through December 31, 2025.
* Janus Henderson VIT Enterprise Portfolio Institutional Shares became available for investment on May 1, 2025 (inception). The Statement of Operations is from May 1,2025 (inception) through December 31, 2025.
* Neuberger Genesis Fund Advisor Class became available for investment on May 1, 2025 (inception). The Statement of Operations is from May 1,2025 (inception) through December 31, 2025.
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	AMERICAN FUNDS IS CAPITAL WORLD BOND FUND 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	BLACKROCK HIGH YIELD V.I. FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES
INVESTMENT INCOME
Dividend income distribution	$–	$3,825	$25,979	$55,296	$53,298	$156,161	$51,947	$266,518
Investment Income	–	3,825	25,979	55,296	53,298	156,161	51,947	266,518
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	61,444	–	1,626,013	130,839	231,755	808,493	1,915	2,028,826
Net realized gain (loss) on investments	(901,534)	(687)	478,689	(28,243)	137,208	319,046	(7,231)	(293,654)
Net change in unrealized appreciation (depreciation) on investments	1,300,070	6,314	1,683,978	78,271	967,134	593,456	23,609	(904,222)
Net gain (loss) on investments	459,979	5,627	3,788,680	180,867	1,336,097	1,720,995	18,293	830,949
EXPENSES
Mortality and expense risk charge (Note 3)	(74,150)	(1,002)	(177,479)	(18,451)	(48,520)	(105,124)	(6,946)	(174,311)
Total Expenses	(74,150)	(1,002)	(177,479)	(18,451)	(48,520)	(105,124)	(6,946)	(174,311)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$385,829	$8,450	$3,637,179	$217,712	$1,340,876	$1,772,032	$63,293	$923,156
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	CALVERT S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
INVESTMENT INCOME
Dividend income distribution	$293,847	$–	$21,577	$135,110	$272,480	$134,269	$15,599	$7,558
Investment Income	293,847	–	21,577	135,110	272,480	134,269	15,599	7,558
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	1,769,033	77,532	30,596	203,365	745,216	734,533	66,409	30,902
Net realized gain (loss) on investments	182,539	(42,108)	(37,034)	75,092	490,456	442,632	6,998	1,067
Net change in unrealized appreciation (depreciation) on investments	(438,148)	65,952	81,754	344,529	638,361	668,951	122,337	49,418
Net gain (loss) on investments	1,513,423	101,375	75,316	622,985	1,874,033	1,846,115	195,744	81,387
EXPENSES
Mortality and expense risk charge (Note 3)	(224,620)	(9,307)	(7,713)	(51,998)	(126,710)	(98,306)	(10,148)	(4,401)
Total Expenses	(224,620)	(9,307)	(7,713)	(51,998)	(126,710)	(98,306)	(10,148)	(4,401)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,582,650	$92,068	$89,180	$706,098	$2,019,803	$1,882,078	$201,195	$84,544
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2
INVESTMENT INCOME
Dividend income distribution	$32,197	$35,227	$112,089	$110,989	$117,216	$978,481	$7,651	$185,183
Investment Income	32,197	35,227	112,089	110,989	117,216	978,481	7,651	185,183
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	–	24,807	59,628	159,001	547,866	–	–
Net realized gain (loss) on investments	(3,108)	23,546	199,068	24,613	137,716	7,396,781	97	(164,735)
Net change in unrealized appreciation (depreciation) on investments	28,865	118,044	493,821	790,690	1,161,251	8,270,099	4,966	323,226
Net gain (loss) on investments	25,757	141,590	717,696	874,930	1,457,968	16,214,746	5,063	158,490
EXPENSES
Mortality and expense risk charge (Note 3)	(6,235)	(12,453)	(52,430)	(56,247)	(79,359)	(892,843)	(1,781)	(45,270)
Total Expenses	(6,235)	(12,453)	(52,430)	(56,247)	(79,359)	(892,843)	(1,781)	(45,270)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$51,719	$164,364	$777,355	$929,671	$1,495,825	$16,300,384	$10,932	$298,403
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL I*	JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL S*	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES*	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES
INVESTMENT INCOME
Dividend income distribution	$171,524	$106,443	$208,284	$–	$–	$40	$9,586	$3,814
Investment Income	171,524	106,443	208,284	–	–	40	9,586	3,814
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	1,115,443	2,490	–	70	2,419	28	104,148	–
Net realized gain (loss) on investments	403,831	(15,162)	(225)	26	14,852	2	23,494	(3,637)
Net change in unrealized appreciation (depreciation) on investments	529,660	63,290	225	3,413	16,541	2,537	(6,302)	290,602
Net gain (loss) on investments	2,048,934	50,618	–	3,510	33,812	2,567	121,340	286,965
EXPENSES
Mortality and expense risk charge (Note 3)	(104,906)	(47,453)	(47,296)	(187)	(2,226)	(72)	(9,650)	(17,109)
Total Expenses	(104,906)	(47,453)	(47,296)	(187)	(2,226)	(72)	(9,650)	(17,109)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,115,552	$109,607	$160,988	$3,323	$31,585	$2,535	$121,277	$273,670
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID-CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	NEUBERGER GENESIS FUND ADVISOR CLASS*	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS
INVESTMENT INCOME
Dividend income distribution	$14,885	$10,243	$12,421	$–	$–	$3,056	$67,633	$8,829
Investment Income	14,885	10,243	12,421	–	–	3,056	67,633	8,829
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	91,367	75,941	135,348	–	1,293	–	44,556	–
Net realized gain (loss) on investments	185,787	17,695	12,017	(1,332)	(1)	(4,457)	64,992	(7,895)
Net change in unrealized appreciation (depreciation) on investments	139,221	148,033	(76,469)	18,924	(1,401)	137,232	353,159	18,517
Net gain (loss) on investments	416,375	241,669	70,895	17,592	(108)	132,775	462,707	10,622
EXPENSES
Mortality and expense risk charge (Note 3)	(28,300)	(11,849)	(12,730)	(1,211)	(19)	(4,222)	(34,967)	(3,275)
Total Expenses	(28,300)	(11,849)	(12,730)	(1,211)	(19)	(4,222)	(34,967)	(3,275)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$402,961	$240,063	$70,585	$16,380	$(127)	$131,609	$495,373	$16,176
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 4
INVESTMENT INCOME
Dividend income distribution	$–	$6,632	$–	$26,243	$21,480	$9,830	$10,114	$–
Investment Income	–	6,632	–	26,243	21,480	9,830	10,114	–
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	730,414	–	164,660	–	–	123,140	–	–
Net realized gain (loss) on investments	185,025	(3,084)	(67,103)	(21,636)	26,497	7,699	(581)	(8,357)
Net change in unrealized appreciation (depreciation) on investments	(76,670)	15,315	(57,175)	36,020	210,678	(45,934)	3,959	70,244
Net gain (loss) on investments	838,770	12,232	40,382	14,384	237,175	84,905	3,379	61,887
EXPENSES
Mortality and expense risk charge (Note 3)	(49,160)	(1,823)	(14,217)	(5,178)	(8,459)	(10,729)	(1,621)	(3,974)
Total Expenses	(49,160)	(1,823)	(14,217)	(5,178)	(8,459)	(10,729)	(1,621)	(3,974)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$789,610	$17,041	$26,165	$35,449	$250,196	$84,006	$11,872	$57,913
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD CASH RESERVES FUND INVESTOR	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES
INVESTMENT INCOME
Dividend income distribution	$357,369	$169	$116,371	$35,603	$90,439	$33,932	$37,375	$15,465
Investment Income	357,369	169	116,371	35,603	90,439	33,932	37,375	15,465
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	–	–	–	–	–	–	–
Net realized gain (loss) on investments	1,193,285	–	97,124	24,964	202,998	–	(3,011)	(2,964)
Net change in unrealized appreciation (depreciation) on investments	3,364,690	–	756,938	203,510	550,238	–	19,234	9,790
Net gain (loss) on investments	4,557,975	–	854,062	228,474	753,236	–	16,223	6,826
EXPENSES
Mortality and expense risk charge (Note 3)	(262,203)	(36)	(29,092)	(10,601)	(66,461)	(7,158)	(5,253)	(2,161)
Total Expenses	(262,203)	(36)	(29,092)	(10,601)	(66,461)	(7,158)	(5,253)	(2,161)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,653,141	$133	$941,341	$253,476	$777,214	$26,773	$48,346	$20,129
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SHORT-TERM INFLATION - PROTECTED SECURITIES INDEX FUND	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD STAR FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND
INVESTMENT INCOME
Dividend income distribution	$49,391	$15,341	$68,984	$105,983	$329,399	$41,707	$765,627	$14,437
Investment Income	49,391	15,341	68,984	105,983	329,399	41,707	765,627	14,437
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	–	–	269,684	486,466	21,372	149,381	2,826
Net realized gain (loss) on investments	12,658	(239)	148,044	38,559	17,816	2,067	521,662	720
Net change in unrealized appreciation (depreciation) on investments	(22,255)	7,301	228,619	180,691	762,008	140,991	3,284,807	73,139
Net gain (loss) on investments	(9,597)	7,062	376,663	488,934	1,266,290	164,431	3,955,849	76,685
EXPENSES
Mortality and expense risk charge (Note 3)	(11,329)	(3,527)	(43,567)	(35,593)	(101,737)	(11,602)	(252,440)	(4,588)
Total Expenses	(11,329)	(3,527)	(43,567)	(35,593)	(101,737)	(11,602)	(252,440)	(4,588)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,466	$18,876	$402,080	$559,324	$1,493,952	$194,536	$4,469,036	$86,534
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT 2065 FUND	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF GLOBAL BOND INDEX
INVESTMENT INCOME
Dividend income distribution	$547,837	$20,678	$64,172	$5,934	$26,323	$3,881	$104,170	$35,155
Investment Income	547,837	20,678	64,172	5,934	26,323	3,881	104,170	35,155
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	83,723	–	–	–	–	1,873	–	2,143
Net realized gain (loss) on investments	426,512	12,539	9,596	10,468	13,432	(457)	(47,814)	(13,722)
Net change in unrealized appreciation (depreciation) on investments	3,228,973	129,998	450,193	31,696	181,984	6,777	127,293	41,235
Net gain (loss) on investments	3,739,208	142,536	459,789	42,164	195,416	8,193	79,479	29,656
EXPENSES
Mortality and expense risk charge (Note 3)	(203,677)	(7,406)	(23,545)	(2,189)	(10,392)	(1,007)	(23,473)	(10,595)
Total Expenses	(203,677)	(7,406)	(23,545)	(2,189)	(10,392)	(1,007)	(23,473)	(10,595)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,083,368	$155,809	$500,416	$45,909	$211,348	$11,068	$160,176	$54,216
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
WILSHIRE VIT GLOBAL ALLOCATION FUND
INVESTMENT INCOME
Dividend income distribution	$579,430
Investment Income	579,430
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	565,995
Net realized gain (loss) on investments	128,447
Net change in unrealized appreciation (depreciation) on investments	1,672,177
Net gain (loss) on investments	2,366,619
EXPENSES
Mortality and expense risk charge (Note 3)	(165,857)
Total Expenses	(165,857)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,780,192
* Janus Henderson Global Technology and Innovation Fund Class I became available for investment on May 1, 2025 (inception). The Statement of Operations is from May 1,2025 (inception) through December 31, 2025.
* Janus Henderson Global Technology and Innovation Fund Class S became available for investment on May 1, 2025 (inception). The Statement of Operations is from May 1,2025 (inception) through December 31, 2025.
* Janus Henderson VIT Enterprise Portfolio Institutional Shares became available for investment on May 1, 2025 (inception). The Statement of Operations is from May 1,2025 (inception) through December 31, 2025.
* Neuberger Genesis Fund Advisor Class became available for investment on May 1, 2025 (inception). The Statement of Operations is from May 1,2025 (inception) through December 31, 2025.
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	AMERICAN FUNDS IS CAPITAL WORLD BOND FUND 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	BLACKROCK HIGH YIELD V.I. FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES
OPERATIONS
Investment Income	$–	$3,825	$25,979	$55,296	$53,298	$156,161	$51,947	$266,518
Capital gain distribution	61,444	–	1,626,013	130,839	231,755	808,493	1,915	2,028,826
Net realized gain (loss) on investments	(901,534)	(687)	478,689	(28,243)	137,208	319,046	(7,231)	(293,654)
Net change in unrealized appreciation (depreciation) on investments	1,300,070	6,314	1,683,978	78,271	967,134	593,456	23,609	(904,222)
Mortality and expense risk charge (Note 3)	(74,150)	(1,002)	(177,479)	(18,451)	(48,520)	(105,124)	(6,946)	(174,311)
Net increase (decrease) in net assets resulting from operations	385,829	8,450	3,637,179	217,712	1,340,876	1,772,032	63,293	923,156
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	634,533	12,470	2,034,825	238,480	703,571	1,085,498	103,471	1,739,425
Net transfer from (to) fixed accumulation account	(440,378)	(426)	(294,100)	36,565	(18,348)	112,132	(2,307)	(192,878)
Transfer between funds	(281,950)	13,861	197,494	38,306	(227,663)	418,228	67,095	(452,414)
Payments to contract owners	(834,866)	(1,778)	(1,274,264)	(263,943)	(305,424)	(844,563)	(37,690)	(1,574,510)
Annual maintenance charge (Note 3)	(725)	–	(11,628)	(225)	(200)	(2,255)	–	(2,650)
Surrender charges (Note 3)	(101)	–	(213)	(174)	–	(88)	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(923,488)	24,128	652,114	49,009	151,936	768,952	130,569	(483,026)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(537,659)	32,578	4,289,293	266,721	1,492,812	2,540,984	193,862	440,130
Net Assets:
Beginning of year	9,056,345	91,137	18,632,595	2,036,986	4,873,270	10,839,508	691,341	21,930,635
End of year	8,518,686	123,715	22,921,888	2,303,707	6,366,082	13,380,492	885,203	22,370,765
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	CALVERT S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
OPERATIONS
Investment Income	$293,847	$–	$21,577	$135,110	$272,480	$134,269	$15,599	$7,558
Capital gain distribution	1,769,033	77,532	30,596	203,365	745,216	734,533	66,409	30,902
Net realized gain (loss) on investments	182,539	(42,108)	(37,034)	75,092	490,456	442,632	6,998	1,067
Net change in unrealized appreciation (depreciation) on investments	(438,148)	65,952	81,754	344,529	638,361	668,951	122,337	49,418
Mortality and expense risk charge (Note 3)	(224,620)	(9,307)	(7,713)	(51,998)	(126,710)	(98,306)	(10,148)	(4,401)
Net increase (decrease) in net assets resulting from operations	1,582,650	92,068	89,180	706,098	2,019,803	1,882,078	201,195	84,544
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,876,173	174,671	53,686	626,852	1,906,797	1,218,674	359,125	247,754
Net transfer from (to) fixed accumulation account	(75,496)	12,545	(5,545)	(363,120)	(212,951)	(69,712)	4,279	(3,812)
Transfer between funds	(333,802)	37,878	155,020	131,017	(63,699)	(375,946)	24,854	1,412
Payments to contract owners	(1,533,230)	(75,873)	(317,275)	(856,008)	(1,525,818)	(1,116,003)	(35,559)	(6,424)
Annual maintenance charge (Note 3)	(1,076)	(100)	(325)	(1,975)	(7,875)	(10,975)	(3,300)	(1,825)
Surrender charges (Note 3)	(395)	(74)	–	(500)	(105)	–	(5)	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(67,827)	149,047	(114,439)	(463,734)	96,349	(353,961)	349,394	237,106
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,514,824	241,115	(25,259)	242,364	2,116,152	1,528,117	550,588	321,649
Net Assets:
Beginning of year	26,320,524	946,895	821,405	5,722,129	12,852,220	10,200,222	926,176	366,886
End of year	27,835,348	1,188,010	796,146	5,964,494	14,968,372	11,728,339	1,476,764	688,535
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2
OPERATIONS
Investment Income	$32,197	$35,227	$112,089	$110,989	$117,216	$978,481	$7,651	$185,183
Capital gain distribution	–	–	24,807	59,628	159,001	547,866	–	–
Net realized gain (loss) on investments	(3,108)	23,546	199,068	24,613	137,716	7,396,781	97	(164,735)
Net change in unrealized appreciation (depreciation) on investments	28,865	118,044	493,821	790,690	1,161,251	8,270,099	4,966	323,226
Mortality and expense risk charge (Note 3)	(6,235)	(12,453)	(52,430)	(56,247)	(79,359)	(892,843)	(1,781)	(45,270)
Net increase (decrease) in net assets resulting from operations	51,719	164,364	777,355	929,671	1,495,825	16,300,384	10,932	298,403
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	94,194	68,506	329,988	342,250	805,307	6,852,700	44,680	457,207
Net transfer from (to) fixed accumulation account	5	(2,410)	(145,135)	(18,878)	(71,187)	(1,445,851)	(58)	4,430
Transfer between funds	238,936	(15,841)	(196,629)	(100,839)	(277,157)	(492,081)	16,411	83,074
Payments to contract owners	(30,336)	(346,980)	(1,245,253)	(467,928)	(384,062)	(9,270,983)	(1,637)	(551,799)
Annual maintenance charge (Note 3)	(400)	(725)	(3,271)	(2,868)	(3,250)	(43,741)	–	(1,075)
Surrender charges (Note 3)	–	–	–	–	–	(2,240)	–	(293)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	302,399	(297,451)	(1,260,300)	(248,263)	69,651	(4,402,196)	59,397	(8,456)
TOTAL INCREASE (DECREASE) IN NET ASSETS	354,118	(133,087)	(482,945)	681,409	1,565,476	11,898,188	70,329	289,948
Net Assets:
Beginning of year	596,522	1,437,048	5,998,886	6,078,035	8,183,822	101,008,868	158,710	5,055,975
End of year	950,639	1,303,961	5,515,942	6,759,444	9,749,298	112,907,057	229,040	5,345,923
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL I*	JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL S*	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES*	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES
OPERATIONS
Investment Income	$171,524	$106,443	$208,284	$–	$–	$40	$9,586	$3,814
Capital gain distribution	1,115,443	2,490	–	70	2,419	28	104,148	–
Net realized gain (loss) on investments	403,831	(15,162)	(225)	26	14,852	2	23,494	(3,637)
Net change in unrealized appreciation (depreciation) on investments	529,660	63,290	225	3,413	16,541	2,537	(6,302)	290,602
Mortality and expense risk charge (Note 3)	(104,906)	(47,453)	(47,296)	(187)	(2,226)	(72)	(9,650)	(17,109)
Net increase (decrease) in net assets resulting from operations	2,115,552	109,607	160,988	3,323	31,585	2,535	121,277	273,670
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	687,693	379,939	539,628	7,346	158,513	2,002	103,389	119,795
Net transfer from (to) fixed accumulation account	(239,909)	(69,085)	(47,067)	6,847	51,418	64,968	(455)	(31,708)
Transfer between funds	(324,110)	6,684	276,369	43,770	530,676	350	27,384	(30,349)
Payments to contract owners	(712,238)	(303,145)	(175,097)	–	(9,763)	–	(82,578)	(102,375)
Annual maintenance charge (Note 3)	(379)	(64)	(353)	–	–	–	(44)	(125)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(588,943)	14,330	593,479	57,964	730,843	67,320	47,696	(44,762)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,526,609	123,937	754,468	61,287	762,428	69,855	168,973	228,907
Net Assets:
Beginning of year	11,189,253	5,419,027	4,532,688	–	–	–	1,046,431	1,957,618
End of year	12,715,861	5,542,965	5,287,156	61,287	762,428	69,855	1,215,404	2,186,525
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID-CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	NEUBERGER GENESIS FUND ADVISOR CLASS*	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS
OPERATIONS
Investment Income	$14,885	$10,243	$12,421	$–	$–	$3,056	$67,633	$8,829
Capital gain distribution	91,367	75,941	135,348	–	1,293	–	44,556	–
Net realized gain (loss) on investments	185,787	17,695	12,017	(1,332)	(1)	(4,457)	64,992	(7,895)
Net change in unrealized appreciation (depreciation) on investments	139,221	148,033	(76,469)	18,924	(1,401)	137,232	353,159	18,517
Mortality and expense risk charge (Note 3)	(28,300)	(11,849)	(12,730)	(1,211)	(19)	(4,222)	(34,967)	(3,275)
Net increase (decrease) in net assets resulting from operations	402,961	240,063	70,585	16,380	(127)	131,609	495,373	16,176
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	233,199	218,900	113,694	21,689	8,905	44,817	309,073	29,509
Net transfer from (to) fixed accumulation account	(72,375)	60,452	(2,809)	(985)	(11)	(2,049)	(25,815)	7,601
Transfer between funds	78,751	102,669	14,107	(1,732)	350	(9,291)	16,044	(5,031)
Payments to contract owners	(256,729)	(103,556)	(57,147)	(4,177)	–	(42,673)	(220,453)	(30,340)
Annual maintenance charge (Note 3)	(1,490)	(300)	(25)	–	–	–	(171)	–
Surrender charges (Note 3)	(37)	(59)	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(18,681)	278,107	67,820	14,795	9,245	(9,196)	78,679	1,739
TOTAL INCREASE (DECREASE) IN NET ASSETS	384,280	518,170	138,405	31,175	9,117	122,413	574,053	17,915
Net Assets:
Beginning of year	2,980,033	1,137,380	1,391,876	114,929	–	418,253	3,549,128	352,102
End of year	3,364,314	1,655,550	1,530,281	146,104	9,117	540,667	4,123,180	370,017
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 4
OPERATIONS
Investment Income	$–	$6,632	$–	$26,243	$21,480	$9,830	$10,114	$–
Capital gain distribution	730,414	–	164,660	–	–	123,140	–	–
Net realized gain (loss) on investments	185,025	(3,084)	(67,103)	(21,636)	26,497	7,699	(581)	(8,357)
Net change in unrealized appreciation (depreciation) on investments	(76,670)	15,315	(57,175)	36,020	210,678	(45,934)	3,959	70,244
Mortality and expense risk charge (Note 3)	(49,160)	(1,823)	(14,217)	(5,178)	(8,459)	(10,729)	(1,621)	(3,974)
Net increase (decrease) in net assets resulting from operations	789,610	17,041	26,165	35,449	250,196	84,006	11,872	57,913
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	612,129	10,424	168,556	40,713	74,624	88,082	15,382	39,450
Net transfer from (to) fixed accumulation account	23,711	(8,837)	(8,035)	(8,644)	(7,495)	(4,402)	(4)	(786)
Transfer between funds	93,927	3,572	(105,146)	(2,211)	(11,642)	(13,168)	8,455	2,027
Payments to contract owners	(434,156)	(5,962)	(148,867)	(92,171)	(58,763)	(67,560)	(3,486)	(17,909)
Annual maintenance charge (Note 3)	(2,250)	–	–	(25)	(300)	–	–	(5)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	293,361	(803)	(93,493)	(62,338)	(3,577)	2,951	20,348	22,778
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,082,971	16,237	(67,328)	(26,889)	246,619	86,958	32,219	80,690
Net Assets:
Beginning of year	5,014,323	181,920	1,613,082	582,874	826,848	1,168,897	163,674	393,532
End of year	6,097,294	198,157	1,545,754	555,985	1,073,467	1,255,854	195,893	474,222
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD CASH RESERVES FUND INVESTOR	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES
OPERATIONS
Investment Income	$357,369	$169	$116,371	$35,603	$90,439	$33,932	$37,375	$15,465
Capital gain distribution	–	–	–	–	–	–	–	–
Net realized gain (loss) on investments	1,193,285	–	97,124	24,964	202,998	–	(3,011)	(2,964)
Net change in unrealized appreciation (depreciation) on investments	3,364,690	–	756,938	203,510	550,238	–	19,234	9,790
Mortality and expense risk charge (Note 3)	(262,203)	(36)	(29,092)	(10,601)	(66,461)	(7,158)	(5,253)	(2,161)
Net increase (decrease) in net assets resulting from operations	4,653,141	133	941,341	253,476	777,214	26,773	48,346	20,129
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	2,668,015	–	337,423	162,922	762,130	52,154	89,813	11,478
Net transfer from (to) fixed accumulation account	197,096	(1)	(32,751)	(28,936)	82,780	(15,073)	16,280	145
Transfer between funds	53,414	–	14,609	(8,855)	(31,309)	438,031	1,138	(5,049)
Payments to contract owners	(1,716,781)	–	(321,865)	(113,811)	(372,661)	(317,919)	(26,359)	(33,892)
Annual maintenance charge (Note 3)	(13,139)	–	(150)	(50)	(200)	(350)	(25)	–
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	1,188,605	(1)	(2,734)	11,270	440,740	156,843	80,846	(27,318)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,841,747	133	938,606	264,746	1,217,954	183,616	129,192	(7,188)
Net Assets:
Beginning of year	26,666,677	4,018	2,733,091	1,055,967	6,931,518	739,711	539,673	252,943
End of year	32,508,424	4,151	3,671,697	1,320,713	8,149,472	923,328	668,865	245,755
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SHORT-TERM INFLATION - PROTECTED SECURITIES INDEX FUND	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD STAR FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND
OPERATIONS
Investment Income	$49,391	$15,341	$68,984	$105,983	$329,399	$41,707	$765,627	$14,437
Capital gain distribution	–	–	–	269,684	486,466	21,372	149,381	2,826
Net realized gain (loss) on investments	12,658	(239)	148,044	38,559	17,816	2,067	521,662	720
Net change in unrealized appreciation (depreciation) on investments	(22,255)	7,301	228,619	180,691	762,008	140,991	3,284,807	73,139
Mortality and expense risk charge (Note 3)	(11,329)	(3,527)	(43,567)	(35,593)	(101,737)	(11,602)	(252,440)	(4,588)
Net increase (decrease) in net assets resulting from operations	28,466	18,876	402,080	559,324	1,493,952	194,536	4,469,036	86,534
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	134,567	81,831	557,986	468,312	617,287	333,308	2,828,663	129,129
Net transfer from (to) fixed accumulation account	(13,370)	(5,512)	129,356	142,581	(340,434)	725	(126,343)	6,994
Transfer between funds	(3,717)	(32,217)	(26,662)	316,121	(457,418)	2,690	(397,440)	42,211
Payments to contract owners	(91,810)	(7,381)	(294,589)	(459,384)	(1,488,888)	–	(2,264,989)	(115)
Annual maintenance charge (Note 3)	–	(25)	(25)	(875)	(2,625)	(125)	(8,010)	(422)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	25,669	36,695	366,066	466,756	(1,672,078)	336,598	31,882	177,797
TOTAL INCREASE (DECREASE) IN NET ASSETS	54,135	55,571	768,146	1,026,080	(178,126)	531,134	4,500,918	264,331
Net Assets:
Beginning of year	1,235,841	375,244	4,565,819	3,465,073	12,042,083	1,098,008	27,382,467	379,615
End of year	1,289,976	430,815	5,333,965	4,491,153	11,863,957	1,629,142	31,883,385	643,946
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT 2065 FUND	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF GLOBAL BOND INDEX
OPERATIONS
Investment Income	$547,837	$20,678	$64,172	$5,934	$26,323	$3,881	$104,170	$35,155
Capital gain distribution	83,723	–	–	–	–	1,873	–	2,143
Net realized gain (loss) on investments	426,512	12,539	9,596	10,468	13,432	(457)	(47,814)	(13,722)
Net change in unrealized appreciation (depreciation) on investments	3,228,973	129,998	450,193	31,696	181,984	6,777	127,293	41,235
Mortality and expense risk charge (Note 3)	(203,677)	(7,406)	(23,545)	(2,189)	(10,392)	(1,007)	(23,473)	(10,595)
Net increase (decrease) in net assets resulting from operations	4,083,368	155,809	500,416	45,909	211,348	11,068	160,176	54,216
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	2,635,852	377,722	580,486	123,776	238,693	1,122	284,814	187,971
Net transfer from (to) fixed accumulation account	5,681	(50,599)	56,287	(34)	83	–	54,688	(24,222)
Transfer between funds	(159,289)	50,495	(2,621)	–	(11,749)	(26,048)	130,071	110,536
Payments to contract owners	(1,250,809)	(5,764)	(67,858)	(36,033)	(34,236)	(78)	(355,821)	(36,021)
Annual maintenance charge (Note 3)	(13,246)	(550)	(2,350)	(475)	(725)	–	(600)	(75)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	1,218,189	371,304	563,943	87,234	192,067	(25,004)	113,152	238,189
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,301,557	527,113	1,064,360	133,143	403,414	(13,936)	273,328	292,406
Net Assets:
Beginning of year	20,573,679	488,054	2,190,717	163,655	940,461	129,299	2,515,487	1,027,129
End of year	25,875,235	1,015,166	3,255,076	296,798	1,343,875	115,363	2,788,815	1,319,535
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$579,430
Capital gain distribution	565,995
Net realized gain (loss) on investments	128,447
Net change in unrealized appreciation (depreciation) on investments	1,672,177
Mortality and expense risk charge (Note 3)	(165,857)
Net increase (decrease) in net assets resulting from operations	2,780,192
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	750,445
Net transfer from (to) fixed accumulation account	(376,710)
Transfer between funds	(216,385)
Payments to contract owners	(1,905,781)
Annual maintenance charge (Note 3)	(7,224)
Surrender charges (Note 3)	–
Mortality guarantee adjustment	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(1,755,655)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,024,537
Net Assets:
Beginning of year	17,984,856
End of year	19,009,393
* Janus Henderson Global Technology and Innovation Fund Class I became available for investment on May 1, 2025 (inception). The Statement of Operations is from May 1,2025 (inception) through December 31, 2025.
* Janus Henderson Global Technology and Innovation Fund Class S became available for investment on May 1, 2025 (inception). The Statement of Operations is from May 1,2025 (inception) through December 31, 2025.
* Janus Henderson VIT Enterprise Portfolio Institutional Shares became available for investment on May 1, 2025 (inception). The Statement of Operations is from May 1,2025 (inception) through December 31, 2025.
* Neuberger Genesis Fund Advisor Class became available for investment on May 1, 2025 (inception). The Statement of Operations is from May 1,2025 (inception) through December 31, 2025.
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	AMERICAN FUNDS IS CAPITAL WORLD BOND FUND 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	BLACKROCK HIGH YIELD V.I. FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES
OPERATIONS
Investment Income	$–	$2,246	$27,407	$35,117	$56,791	$148,037	$39,793	$233,436
Capital gain distribution	–	–	373,128	24,950	21,144	81,882	–	457,325
Net realized gain (loss) on investments	(537,294)	(3,209)	568,719	(53,216)	47,765	292,112	(3,607)	(9,816)
Net change in unrealized appreciation (depreciation) on investments	1,976,242	(1,366)	3,408,557	251,121	134,839	1,170,200	8,274	918,462
Mortality and expense risk charge (Note 3)	(76,413)	(786)	(141,381)	(17,051)	(40,326)	(88,679)	(5,176)	(174,691)
Net increase (decrease) in net assets resulting from operations	1,362,535	(3,115)	4,236,429	240,921	220,213	1,603,553	39,284	1,424,717
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	635,112	16,578	1,620,754	171,973	557,693	1,045,144	91,752	1,734,837
Net transfer from (to) fixed accumulation account	(97,621)	(1,813)	120,607	1,349	150,776	110,820	26,475	(176,314)
Transfer between funds	(224,688)	(8,003)	26,811	42,781	37,363	196,460	45,049	(59,212)
Payments to contract owners	(854,257)	(1,381)	(1,632,367)	(541,148)	(302,935)	(1,223,761)	(57,157)	(1,309,114)
Annual maintenance charge (Note 3)	(675)	–	(11,280)	(175)	(75)	(2,374)	(25)	(3,200)
Surrender charges (Note 3)	(67)	–	(505)	–	–	(140)	–	(76)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(542,196)	5,381	124,021	(325,220)	442,823	126,149	106,093	186,921
TOTAL INCREASE (DECREASE) IN NET ASSETS	820,339	2,266	4,360,450	(84,299)	663,036	1,729,703	145,377	1,611,638
Net Assets:
Beginning of year	8,236,006	88,871	14,272,145	2,121,285	4,210,234	9,109,805	545,964	20,318,997
End of year	9,056,345	91,137	18,632,595	2,036,986	4,873,270	10,839,508	691,341	21,930,635
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	CALVERT S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
OPERATIONS
Investment Income	$308,007	$–	$24,165	$131,709	$210,320	$108,220	$9,508	$3,552
Capital gain distribution	1,110,024	31,580	21,416	11,024	170,637	168,672	12,892	3,318
Net realized gain (loss) on investments	253,457	(31,926)	(24,063)	93,456	187,888	123,678	802	70
Net change in unrealized appreciation (depreciation) on investments	1,409,189	42,404	24,981	223,314	603,932	778,035	67,472	24,257
Mortality and expense risk charge (Note 3)	(215,524)	(7,780)	(7,518)	(52,851)	(109,496)	(86,618)	(6,942)	(2,579)
Net increase (decrease) in net assets resulting from operations	2,865,152	34,277	38,980	406,652	1,063,279	1,091,987	83,733	28,619
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	2,103,047	151,199	45,144	699,044	1,675,580	1,122,277	277,133	132,595
Net transfer from (to) fixed accumulation account	14,198	(6,778)	8,929	2,032	4,425	(47,012)	(11,767)	3,643
Transfer between funds	(201,192)	2,983	57,428	(109,091)	252,938	7,002	(1,073)	–
Payments to contract owners	(1,734,857)	(47,475)	(64,316)	(802,270)	(723,741)	(473,169)	(15,291)	(1,229)
Annual maintenance charge (Note 3)	(1,685)	(50)	(325)	(2,250)	(8,459)	(11,339)	(2,825)	(1,200)
Surrender charges (Note 3)	(82)	(60)	–	–	(544)	–	(30)	(55)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	179,428	99,818	46,860	(212,535)	1,200,198	597,759	246,146	133,754
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,044,580	134,095	85,840	194,116	2,263,477	1,689,746	329,879	162,373
Net Assets:
Beginning of year	23,275,944	812,800	735,565	5,528,013	10,588,743	8,510,476	596,297	204,513
End of year	26,320,524	946,895	821,405	5,722,129	12,852,220	10,200,222	926,176	366,886
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2
OPERATIONS
Investment Income	$20,731	$32,677	$115,314	$97,329	$97,949	$1,004,163	$5,476	$169,000
Capital gain distribution	–	–	–	–	–	59,219	–	–
Net realized gain (loss) on investments	(11,939)	(18,621)	(34,257)	36,964	71,168	4,513,853	(1,937)	(131,525)
Net change in unrealized appreciation (depreciation) on investments	23,155	99,746	436,470	491,021	718,535	14,563,443	(798)	30,548
Mortality and expense risk charge (Note 3)	(5,604)	(13,357)	(53,403)	(56,041)	(70,292)	(801,520)	(1,455)	(43,250)
Net increase (decrease) in net assets resulting from operations	26,343	100,446	464,123	569,273	817,360	19,339,157	1,285	24,772
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	80,556	73,093	541,141	365,781	880,735	6,799,568	21,089	537,744
Net transfer from (to) fixed accumulation account	426	(1,198)	(46,669)	18,477	(28,235)	(755,017)	(71)	102,123
Transfer between funds	108,125	(28,678)	(9,156)	(136,010)	(200,296)	(535,636)	(6,154)	(3,830)
Payments to contract owners	(185,937)	(111,411)	(397,295)	(510,482)	(425,604)	(6,732,408)	(5,369)	(438,123)
Annual maintenance charge (Note 3)	(425)	(886)	(3,747)	(2,991)	(3,785)	(46,967)	–	(1,125)
Surrender charges (Note 3)	–	–	–	–	–	(241)	–	(343)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	2,744	(69,081)	84,275	(265,224)	222,815	(1,270,701)	9,496	196,446
TOTAL INCREASE (DECREASE) IN NET ASSETS	29,088	31,365	548,398	304,049	1,040,175	18,068,456	10,781	221,218
Net Assets:
Beginning of year	567,434	1,405,683	5,450,488	5,773,986	7,143,647	82,940,412	147,929	4,834,757
End of year	596,522	1,437,048	5,998,886	6,078,035	8,183,822	101,008,868	158,710	5,055,975
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID-CAP VALUE PORTFOLIO SC
OPERATIONS
Investment Income	$162,463	$211,775	$245,837	$8,191	$2,953	$14,821	$8,612	$13,373
Capital gain distribution	533,712	–	–	64,380	–	124,438	3,382	54,133
Net realized gain (loss) on investments	300,196	(27,149)	(113)	15,585	(25,542)	114,302	(2,570)	66,030
Net change in unrealized appreciation (depreciation) on investments	(466,981)	149,800	113	(7,014)	394,235	324,349	63,036	30,129
Mortality and expense risk charge (Note 3)	(98,326)	(46,921)	(45,820)	(8,925)	(16,582)	(25,387)	(8,748)	(11,939)
Net increase (decrease) in net assets resulting from operations	431,064	287,505	200,017	72,218	355,064	552,523	63,712	151,725
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	740,879	435,164	668,042	93,378	133,007	217,590	230,698	206,205
Net transfer from (to) fixed accumulation account	(109,730)	(48,663)	390,067	(557)	(14,625)	(14,585)	40,414	9,953
Transfer between funds	(44,393)	(35,032)	75,522	20,542	(20,015)	45,872	92,454	(52,565)
Payments to contract owners	(777,829)	(530,921)	(1,255,697)	(85,806)	(244,661)	(246,251)	(76,362)	(138,365)
Annual maintenance charge (Note 3)	(419)	(57)	(375)	(75)	(196)	(2,037)	(125)	(120)
Surrender charges (Note 3)	–	–	–	–	–	–	(27)	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(191,491)	(179,509)	(122,441)	27,482	(146,491)	590	287,052	25,107
TOTAL INCREASE (DECREASE) IN NET ASSETS	239,573	107,995	77,576	99,700	208,574	553,112	350,764	176,833
Net Assets:
Beginning of year	10,949,680	5,311,032	4,455,112	946,731	1,749,044	2,426,921	786,616	1,215,043
End of year	11,189,253	5,419,027	4,532,688	1,046,431	1,957,618	2,980,033	1,137,380	1,391,876
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS
OPERATIONS
Investment Income	$–	$1,453	$68,696	$8,229	$–	$5,803	$–	$27,389
Capital gain distribution	–	–	224,083	–	311,262	–	75,449	–
Net realized gain (loss) on investments	(7,800)	(11,809)	42,313	(4,007)	234,503	(12,985)	(44,276)	(13,294)
Net change in unrealized appreciation (depreciation) on investments	12,834	2,577	33,276	241	620,601	(3,358)	27,311	(5,072)
Mortality and expense risk charge (Note 3)	(1,158)	(3,762)	(31,359)	(3,215)	(41,687)	(1,764)	(14,592)	(5,482)
Net increase (decrease) in net assets resulting from operations	3,875	(11,541)	337,009	1,249	1,124,679	(12,305)	43,894	3,541
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	26,042	51,789	437,011	26,546	523,563	17,061	194,478	45,262
Net transfer from (to) fixed accumulation account	2,587	(1,627)	(17,207)	(649)	(74,712)	(2,379)	(9,437)	28
Transfer between funds	67,089	5,342	15,193	(1,725)	32,622	17,121	(37,284)	700
Payments to contract owners	(65,058)	(46,271)	(414,921)	(18,044)	(542,139)	(45,991)	(132,622)	(88,478)
Annual maintenance charge (Note 3)	–	–	(438)	–	(2,221)	–	–	(50)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	30,661	9,233	19,639	6,128	(62,885)	(14,187)	15,136	(42,538)
TOTAL INCREASE (DECREASE) IN NET ASSETS	34,536	(2,308)	356,648	7,377	1,061,793	(26,492)	59,029	(38,997)
Net Assets:
Beginning of year	80,393	420,561	3,192,480	344,725	3,952,530	208,412	1,554,053	621,871
End of year	114,929	418,253	3,549,128	352,102	5,014,323	181,920	1,613,082	582,874
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD CASH RESERVES FUND INVESTOR	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND INVESTOR SHARES
OPERATIONS
Investment Income	$19,203	$9,674	$7,700	$–	$322,134	$201	$90,320	$–
Capital gain distribution	–	94,453	304	–	–	–	–	–
Net realized gain (loss) on investments	11,804	12,285	(2,327)	(11,017)	1,285,715	–	53,691	–
Net change in unrealized appreciation (depreciation) on investments	(8,139)	(5,665)	476	(39,338)	3,600,476	–	(62,664)	–
Mortality and expense risk charge (Note 3)	(7,467)	(9,911)	(1,448)	(3,747)	(218,620)	(35)	(25,404)	–
Net increase (decrease) in net assets resulting from operations	15,401	100,837	4,705	(54,102)	4,989,705	166	55,943	–
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	72,671	92,422	13,483	26,113	2,807,130	–	290,223	–
Net transfer from (to) fixed accumulation account	(9,265)	(7,870)	(690)	(916)	(80,133)	–	(25,668)	–
Transfer between funds	(26,779)	32,257	4,388	11,079	309,450	–	(44,034)	–
Payments to contract owners	(61,997)	(58,567)	(15,222)	(25,447)	(2,311,641)	–	(289,996)	–
Annual maintenance charge (Note 3)	(350)	–	(25)	(14)	(13,118)	–	(75)	–
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(25,721)	58,241	1,934	10,816	711,688	–	(69,550)	–
TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,319)	159,078	6,640	(43,286)	5,701,393	166	(13,607)	–
Net Assets:
Beginning of year	837,167	1,009,819	157,034	436,818	20,965,284	3,852	2,746,698	–
End of year	826,848	1,168,897	163,674	393,532	26,666,677	4,018	2,733,091	–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SHORT-TERM INFLATION - PROTECTED SECURITIES INDEX FUND	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES
OPERATIONS
Investment Income	$32,140	$73,231	$34,135	$31,665	$16,587	$45,499	$9,902	$57,104
Capital gain distribution	–	–	–	–	–	–	–	–
Net realized gain (loss) on investments	(2,427)	174,544	–	(6,796)	(2,446)	10,256	(3,558)	92,998
Net change in unrealized appreciation (depreciation) on investments	73,733	724,099	–	6,435	3,128	214	10,684	394,611
Mortality and expense risk charge (Note 3)	(9,058)	(55,782)	(5,837)	(4,571)	(2,377)	(10,451)	(3,340)	(37,312)
Net increase (decrease) in net assets resulting from operations	94,388	916,092	28,298	26,734	14,892	45,517	13,688	507,401
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	122,989	784,369	27,074	77,732	12,662	152,595	41,571	566,998
Net transfer from (to) fixed accumulation account	(14,814)	(11,489)	2,120	(5,031)	(1,092)	(6,530)	14,114	133
Transfer between funds	(4,580)	(1,792)	114,644	(1,233)	(1,046)	14,789	(28,004)	28,581
Payments to contract owners	(61,432)	(382,951)	(87,848)	(91,687)	(46,022)	(85,435)	(40,827)	(211,944)
Annual maintenance charge (Note 3)	(50)	(150)	(431)	(25)	–	(25)	(50)	(75)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	42,113	387,986	55,559	(20,245)	(35,498)	75,394	(13,195)	383,692
TOTAL INCREASE (DECREASE) IN NET ASSETS	136,501	1,304,078	83,857	6,489	(20,607)	120,911	493	891,093
Net Assets:
Beginning of year	919,466	5,627,440	655,854	533,184	273,550	1,114,930	374,751	3,674,726
End of year	1,055,967	6,931,518	739,711	539,673	252,943	1,235,841	375,244	4,565,819
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	VANGUARD STAR FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND
OPERATIONS
Investment Income	$78,564	$331,958	$28,953	$686,119	$9,019	$463,808	$10,444	$46,394
Capital gain distribution	135,278	524,288	9,504	142,172	777	10,857	152	1,555
Net realized gain (loss) on investments	13,119	91,611	5,139	470,715	257	189,410	718	2,585
Net change in unrealized appreciation (depreciation) on investments	51,986	125,907	15,104	1,592,383	5,999	1,764,053	30,990	189,889
Mortality and expense risk charge (Note 3)	(29,636)	(104,000)	(5,699)	(228,248)	(1,710)	(167,833)	(3,275)	(16,665)
Net increase (decrease) in net assets resulting from operations	249,311	969,764	53,000	2,663,141	14,342	2,260,294	39,029	223,757
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	341,197	861,193	494,227	2,617,592	284,599	2,272,312	244,744	574,025
Net transfer from (to) fixed accumulation account	(21,712)	(261,264)	471,858	(131,575)	23	(83,389)	(860)	413
Transfer between funds	129,969	99,436	4,476	(75,000)	17,721	(231,816)	18,862	30,460
Payments to contract owners	(313,747)	(1,123,896)	(987)	(1,932,275)	–	(698,810)	(1,776)	(35,181)
Annual maintenance charge (Note 3)	(1,075)	(3,125)	(50)	(9,025)	(200)	(14,625)	(150)	(2,175)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	134,632	(427,656)	969,524	469,717	302,143	1,243,672	260,820	567,542
TOTAL INCREASE (DECREASE) IN NET ASSETS	383,943	542,108	1,022,523	3,132,858	316,485	3,503,967	299,849	791,299
Net Assets:
Beginning of year	3,081,130	11,499,975	75,485	24,249,609	63,130	17,069,712	188,205	1,399,418
End of year	3,465,073	12,042,083	1,098,008	27,382,467	379,615	20,573,679	488,054	2,190,717
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT 2065 FUND	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF GLOBAL BOND INDEX	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$3,414	$19,090	$4,240	$89,604	$26,289	$328,453
Capital gain distribution	99	360	3,293	–	978	–
Net realized gain (loss) on investments	562	880	(909)	(54,717)	(50,191)	(54,047)
Net change in unrealized appreciation (depreciation) on investments	8,230	74,835	2,121	(9,014)	41,773	1,562,211
Mortality and expense risk charge (Note 3)	(969)	(7,041)	(1,169)	(21,929)	(8,541)	(162,356)
Net increase (decrease) in net assets resulting from operations	11,336	88,124	7,576	3,944	10,309	1,674,261
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	127,011	256,562	9,468	306,903	207,319	804,744
Net transfer from (to) fixed accumulation account	22	285	(271)	(4,880)	11,210	54,120
Transfer between funds	–	40,257	–	(85,694)	(47,609)	(147,383)
Payments to contract owners	(3,070)	–	(70,957)	(303,937)	(75,990)	(1,465,380)
Annual maintenance charge (Note 3)	(150)	(625)	(25)	(650)	(25)	(8,293)
Surrender charges (Note 3)	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	123,813	296,479	(61,785)	(88,257)	94,905	(762,194)
TOTAL INCREASE (DECREASE) IN NET ASSETS	135,149	384,603	(54,209)	(84,313)	105,214	912,068
Net Assets:
Beginning of year	28,506	555,858	183,508	2,599,800	921,915	17,072,788
End of year	163,655	940,461	129,299	2,515,487	1,027,129	17,984,856
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements
For the Years Ended December 31, 2025 and December 31, 2024
1. NATURE OF SEPARATE ACCOUNT
Horace Mann Life Insurance Company - Qualified Group Annuity Separate Account (the Separate Account), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, was established January 02, 2008 by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts. All assets are invested in shares of:
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND
AMERICAN FUNDS IS CAPITAL WORLD BOND FUND 1
AMERICAN FUNDS IS GROWTH FUND CLASS 4
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4
BLACKROCK HIGH YIELD V.I. FUND CLASS III
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES
CALVERT S&P MIDCAP 400 INDEX PORTFOLIO CLASS F
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2
FIDELITY VIP INDEX 500 PORTFOLIO SC2
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2
FIDELITY VIP OVERSEAS PORTFOLIO SC2
FIDELITY VIP REAL ESTATE PORTFOLIO SC2
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL I
JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL S
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES
JPMORGAN SMALL CAP VALUE FUND CLASS A
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1
MFS VIT II INTERNATIONAL GROWTH SC
MFS VIT MID CAP VALUE PORTFOLIO SC

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS
NEUBERGER GENESIS FUND ADVISOR CLASS
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS
TEMPLETON GLOBAL BOND VIP FUND CLASS 4
VANGUARD 500 INDEX FUND ADMIRAL SHARES
VANGUARD CASH RESERVE FUND INVESTOR SHARES
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
VANGUARD FEDERAL MONEY MARKET FUND
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES
VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES
VANGUARD REIT INDEX FUND ADMIRAL SHARES
VANGUARD SHORT-TERM INFLATION-PROTECTED SECURITIES INDEX FUND
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES
VANGUARD STAR FUND
VANGUARD TARGET RETIREMENT 2025 FUND
VANGUARD TARGET RETIREMENT 2030 FUND
VANGUARD TARGET RETIREMENT 2035 FUND
VANGUARD TARGET RETIREMENT 2040 FUND
VANGUARD TARGET RETIREMENT 2045 FUND
VANGUARD TARGET RETIREMENT 2050 FUND
VANGUARD TARGET RETIREMENT 2055 FUND
VANGUARD TARGET RETIREMENT 2060 FUND
VANGUARD TARGET RETIREMENT 2065 FUND
VANGUARD TARGET RETIREMENT INCOME FUND
VANGUARD TOTAL BOND MARKET INDEX FUND
VANGUARD VIF GLOBAL BOND INDEX
WILSHIRE VIT GLOBAL ALLOCATION FUND
The funds listed above are collectively referred to as the "Funds".

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Effective May 1, 2025, four funds were added to the Separate Account: Janus Henderson Global Technology and Innovation Class 1, Janus Henderson Global Technology and Innovation Class S, Janus Henderson VIT Enterprise Portfolio Institutional Shares and Neuberger Genesis Fund Advisor Class.
During 2024 no new funds were added to the separate account. In 2024, Calvert VP S&P Mid-Cap 400 Index Portfolio was renamed to Calvert S&P Mid-Cap 400 Index Portfolio.
The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of HMLIC.
A purchase payment could be presented as a negative equity transaction in the Statement of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.
A contract owner may choose from among a number of different underlying mutual fund options. HMLIC allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value (NAV), then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC's other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.
Segment Reporting
An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (the “CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.  The Executive Vice President of Life and Retirement is the Account’s CODM and has determined that each subaccount has operated as a single segment since inception.  The CODM monitors the operating results of each subaccount and each subaccount’s long-term strategic asset allocation is pre-determined in accordance with the terms of the related Prospectus, based on the defined investment objectives and strategies that are executed by each subaccount’s portfolio management team.  The financial information, in the form of the subaccounts’ holdings, total returns, expense ratios, and changes in contract owners’ equity (i.e., changes in contract owners’ equity resulting from operations, contract purchase payments, withdrawals, surrenders, and transfers) are used by the CODM to assess each subaccount’s performance by comparing the  underlying mutual funds’ performance to their respective benchmark and to make resource allocation decisions for each subaccount’s single segment, which is consistent with that presented within the subaccounts’ financial statements.  Segment assets are reflected on the subaccounts’ Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statements of Operations.”
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.
Investments
Security transactions are recorded on a trade date basis. The carrying amounts of the assets approximate fair value and were measured based on the reported net asset values of the Funds, which in turn value their investment securities at fair value. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from security transactions are determined for financial reporting purposes on the first-in-first-out basis.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
The Separate Account measures the fair value of its investments on a recurring basis. Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement guidance establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities including valuations for securities listed on a national or foreign exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.
Level 2 Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities.
Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.
At the end of each reporting period, an evaluation is made regarding whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.
The Separate Account measures the fair value of all its investments using level 1 inputs. For the year ended December 31, 2025, there were no transfers out of Level 1 securities.
Income Taxes
The operations of the Separate Account are taxed as part of the operations of HMLIC, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.
Subsequent Events
Management evaluated subsequent events for the Separate Account through the date the financial statements were issued, and has concluded that there are no events that require financial statement disclosure or adjustments to the financial statements.
3. EXPENSES AND RELATED PARTY TRANSACTIONS
Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges, and maintenance charges.
For assuming mortality and expense risk, HMLIC applies an asset charge to the sub-accounts for the life of the Certificate as a direct reduction to unit value ranging from .75% to 1.25% of the daily net assets of the Separate Account depending on the product and options selected. This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.
An annual certificate maintenance charge of $36 is deducted from each contract unless the contract value equals or exceeds $50,000 to reimburse HMLIC for expenses incurred in administering the certificate. The certificate maintenance charge is assessed on the certificate anniversary date through a reduction of units. This charge may be reduced or eliminated on certain certificates based on the plan selected by the employer. The annual maintenance charge is paid through a redemption of units and is deducted from the sub-accounts containing the greatest dollar amount or from the fixed portion of the certificate when none of the variable sub-accounts(s) have any value. Charges for the annual maintenance charge cease on the maturity date. A proportionate amount of the annual maintenance fee will be charged upon the surrender of a Certificate. The annual maintenance fee ceases when Annuity payments begin. If multiple deferred annuity contracts or certificates are held, the values of all such contracts/certificates will be combined to determine whether the $50,000 value has been met. If multiple contracts are issued to accommodate multiple sources of funds, only one maintenance charge will be deducted.
In certain circumstances in the event of a contract being surrendered or withdrawn from the sub-accounts, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the sub-accounts.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
HMLIC contributed $967 and $2,635 in the form of bonus credits to the contract owner accounts for the years ended December 31, 2025 and 2024, respectively. These amounts are included in gross stipulated payments received on annuity contracts and are credited at the time the related purchase payment from the contract owner is received.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2025
4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES
During the year ended December 31, 2025 purchases and proceeds from sales of fund shares were as follows:
	Purchases	Sales
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	$794,177	$2,631,905
AMERICAN FUNDS IS CAPITAL WORLD BOND FUND 1	30,150	3,887
AMERICAN FUNDS IS GROWTH FUND CLASS 4	4,203,628	1,598,306
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	505,526	317,078
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	1,061,162	535,484
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	2,725,012	777,483
BLACKROCK HIGH YIELD V.I. FUND CLASS III	248,741	78,487
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	4,203,836	2,859,484
CALVERT S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	4,288,139	2,335,167
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	306,192	131,027
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	271,845	378,857
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	1,090,181	1,192,345
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	2,930,866	1,453,075
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	2,081,631	1,222,466
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	475,243	46,990
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	287,726	15,494
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	365,331	40,078
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	103,724	354,855
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	464,541	1,441,307
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	509,992	619,272
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,079,730	675,505
FIDELITY VIP INDEX 500 PORTFOLIO SC2	9,677,382	6,049,291
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	68,776	3,411
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	876,093	909,369
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,990,294	993,346
FIDELITY VIP REAL ESTATE PORTFOLIO SC2	553,453	492,806
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	1,027,842	273,598
JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL I*	58,034	160
JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL S*	743,023	(2,863)
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES*	67,388	70
JPMORGAN SMALL CAP VALUE FUND CLASS A	252,711	77,436
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	130,824	192,520
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1	495,071	250,012
MFS VIT II INTERNATIONAL GROWTH SC	470,384	100,247
MFS VIT MID CAP VALUE PORTFOLIO SC	278,635	63,762
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	21,681	9,429
NEUBERGER GENESIS FUND ADVISOR CLASS*	10,537	20
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	47,170	61,987
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	468,589	247,696
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	48,681	49,284
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	1,473,300	313,665
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	20,610	19,688
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	331,562	341,715
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	66,746	129,655
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	95,169	59,229
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	221,315	88,425
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	33,946	5,687
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	41,421	30,975
VANGUARD 500 INDEX FUND ADMIRAL SHARES	3,816,160	1,339,103
VANGUARD CASH RESERVE FUND INVESTOR SHARES	170	36
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	495,596	313,928
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	205,182	143,946
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	1,017,890	350,174
VANGUARD FEDERAL MONEY MARKET FUND	523,985	340,368
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	152,072	42,114
VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES	27,088	44,066
VANGUARD REIT INDEX FUND ADMIRAL SHARES	188,503	112,115

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2025
	Purchases	Sales
VANGUARD SHORT-TERM INFLATION-PROTECTED SECURITIES INDEX FUND	97,172	48,902
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	790,230	250,704
VANGUARD STAR FUND	1,313,168	467,779
VANGUARD TARGET RETIREMENT 2025 FUND	1,429,550	2,369,685
VANGUARD TARGET RETIREMENT 2030 FUND	411,157	21,014
VANGUARD TARGET RETIREMENT 2035 FUND	3,743,426	2,527,315
VANGUARD TARGET RETIREMENT 2040 FUND	195,597	4,405
VANGUARD TARGET RETIREMENT 2045 FUND	3,317,316	1,244,732
VANGUARD TARGET RETIREMENT 2050 FUND	448,826	51,712
VANGUARD TARGET RETIREMENT 2055 FUND	710,350	96,184
VANGUARD TARGET RETIREMENT 2060 FUND	129,674	28,229
VANGUARD TARGET RETIREMENT 2065 FUND	265,100	43,670
VANGUARD TARGET RETIREMENT INCOME FUND	6,876	27,589
VANGUARD TOTAL BOND MARKET INDEX FUND	601,246	455,210
VANGUARD VIF GLOBAL BOND INDEX	345,218	94,049
WILSHIRE VIT GLOBAL ALLOCATION FUND	1,765,852	2,413,492
*
The purchases and proceeds on sales activity for these funds were for the period from May 1, 2025 (inception) through December 31, 2025.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS
Account Division	Units outstanding at 1/1/2024	Consideration Received 2024	Net Transfers 2024	Payments to Contract Owners 2024	Units Outstanding at 12/31/2024	Consideration Received 2025	Net Transfers 2025	Payments to Contract Owners 2025	Units Outstanding at 12/31/2025
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	126,945	8,954	(4,531)	(12,173)	119,195	8,398	(9,474)	(11,000)	107,119
AMERICAN FUNDS IS CAPITAL WORLD BOND FUND 1	8,105	1,547	(894)	(130)	8,628	1,118	1,201	(157)	10,790
AMERICAN FUNDS IS GROWTH FUND CLASS 4	53,070	5,183	489	(5,509)	53,233	5,389	(158)	(3,358)	55,107
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	121,663	9,063	2,384	(30,474)	102,636	11,653	3,710	(13,114)	104,885
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	118,699	14,822	4,835	(8,109)	130,247	16,691	(5,584)	(7,227)	134,127
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	300,615	30,732	9,104	(36,797)	303,654	28,293	13,646	(22,038)	323,555
BLACKROCK HIGH YIELD V.I. FUND CLASS III	60,043	9,572	7,538	(6,038)	71,115	10,271	6,572	(3,732)	84,226
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	398,726	33,181	(4,874)	(25,244)	401,789	32,820	(12,801)	(29,776)	392,032
CALVERT S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	107,985	9,049	(812)	(7,590)	108,632	7,727	(1,752)	(6,306)	108,301
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	22,450	4,161	(56)	(1,314)	25,242	4,507	1,366	(1,871)	29,243
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	41,136	2,418	3,747	(3,628)	43,672	2,733	7,699	(15,877)	38,227
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	269,563	32,220	(4,894)	(36,852)	260,037	26,726	(10,440)	(36,828)	239,495
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	301,869	44,354	6,859	(19,293)	333,788	46,021	(6,975)	(35,786)	337,048
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	243,601	29,453	(826)	(12,794)	259,433	28,571	(9,822)	(26,382)	251,800
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	41,335	17,506	(710)	(1,139)	56,992	20,302	1,538	(2,183)	76,649
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	14,230	8,365	231	(160)	22,666	13,869	(162)	(461)	35,912
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	42,495	5,877	8,258	(13,848)	42,782	6,517	15,954	(2,074)	63,178
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	79,153	3,920	(1,649)	(6,087)	75,338	3,395	(936)	(17,367)	60,430
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	307,367	28,830	(2,964)	(21,283)	311,951	16,192	(16,835)	(60,879)	250,430
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	281,237	16,734	(4,927)	(23,152)	269,893	14,299	(5,080)	(20,153)	258,960

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units outstanding at 1/1/2024	Consideration Received 2024	Net Transfers 2024	Payments to Contract Owners 2024	Units Outstanding at 12/31/2024	Consideration Received 2025	Net Transfers 2025	Payments to Contract Owners 2025	Units Outstanding at 12/31/2025
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	322,076	36,933	(9,644)	(18,076)	331,290	30,695	(13,549)	(14,531)	333,904
FIDELITY VIP INDEX 500 PORTFOLIO SC2	136,425	9,804	(1,849)	(9,873)	134508	8,693	(2,404)	(11,737)	129,060
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	11,869	1,669	(463)	(446)	12,629	3,402	1,250	(126)	17,154
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	276,447	30,690	5,477	(25,107)	287,506	25,162	4,645	(30,317)	286,996
FIDELITY VIP OVERSEAS PORTFOLIO SC2	331,135	20,769	(4,323)	(21,982)	325,599	17,408	(13,929)	(18,168)	310,910
FIDELITY VIP REAL ESTATE PORTFOLIO SC2	218,981	17,760	(3,088)	(21,520)	212,133	14,700	(2,463)	(11,678)	212,692
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	4,246,743	625,585	438,020	(1,163,596)	4,146,751	488,196	208,500	(157,918)	4,685,530
JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL I*	–	–	–	–	–	281	2,050	–	2,331
JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL S*	–	–	–	–	–	6,177	23,222	(379)	29,021
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES*	–	–	–	–	–	22	752	–	774
JPMORGAN SMALL CAP VALUE FUND CLASS A	22,515	2,128	451	(2,002)	23,092	2,296	574	(1,790)	24,172
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	38,467	2,601	(661)	(4,875)	35,532	2,206	(963)	(1,846)	34,930
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1	34,542	2,645	378	(3,042)	34,523	2,569	50	(2,823)	34,319
MFS VIT II INTERNATIONAL GROWTH SC	41,684	11,460	6,425	(3,686)	55,883	9,539	6,896	(4,398)	67,921
MFS VIT MID CAP VALUE PORTFOLIO SC	65,819	10,358	(2,176)	(6,961)	67,040	5,491	476	(2,665)	70,343
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	3,731	1,157	3,027	(2,867)	5,048	965	(110)	(170)	5,733
NEUBERGER GENESIS FUND ADVISOR CLASS*						146	6	–	152
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	11,249	1,393	103	(1,261)	11,485	1,111	(259)	(1,028)	11,309

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units outstanding at 1/1/2024	Consideration Received 2024	Net Transfers 2024	Payments to Contract Owners 2024	Units Outstanding at 12/31/2024	Consideration Received 2025	Net Transfers 2025	Payments to Contract Owners 2025	Units Outstanding at 12/31/2025
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	47,543	6,007	(23)	(5,858)	47,670	3,962	(56)	(2,809)	48,767
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	13,991	1,078	(104)	(703)	14,263	1,181	103	(1,223)	14,324
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	27,052	3,098	(233)	(3,189)	26,728	3,189	614	(2,172)	28,359
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	25,368	2,149	1,737	(5,702)	23,553	1,269	(584)	(718)	23,519
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	11,504	1,430	(340)	(989)	11,605	1,241	(831)	(1,134)	10,882
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	62,263	4,539	–	(8,682)	58,120	3,940	(1,023)	(8,808)	52,228
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	57,474	4,817	(2,430)	(4,221)	55,641	4,343	(1,032)	(3,642)	55,311
T. ROWE PRICE SMALL- CAP VALUE FUND INVESTOR CLASS	10,566	925	228	(593)	11,126	843	(161)	(660)	11,148
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	9,772	830	228	(951)	9,879	900	487	(203)	11,062
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	22,891	1,447	546	(1,393)	23,491	2,120	68	(976)	24,703
VANGUARD 500 INDEX FUND ADMIRAL SHARES	52,348	6,226	468	(5,279)	53,763	5,137	507	(3,284)	56,124
VANGUARD CASH RESERVE FUND INVESTOR SHARES	3,709	–	–	–	3,709	–	–	–	3,709
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	154,198	15,672	(3,979)	(15,655)	150,236	15,675	(490)	(14,798)	150,623
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	22,599	2,844	(483)	(1,363)	23,597	3,289	(702)	(2,313)	23,871
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	49,856	6,560	(132)	(3,295)	52,989	5,688	485	(2,769)	56,393
VANGUARD FEDERAL MONEY MARKET FUND	620,321	25,049	107,092	(81,876)	670,587	46,302	378,854	(285,697)	810,046
VANGUARD HIGH- YIELD CORPORATE FUND ADMIRAL SHARES	73,649	10,528	(890)	(12,617)	70,670	11,249	2,188	(3,373)	80,733
VANGUARD HIGH- YIELD CORPORATE FUND INVESTOR SHARES	31,838	1,438	(230)	(5,143)	27,904	1,217	(510)	(3,602)	25,010

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units outstanding at 1/1/2024	Consideration Received 2024	Net Transfers 2024	Payments to Contract Owners 2024	Units Outstanding at 12/31/2024	Consideration Received 2025	Net Transfers 2025	Payments to Contract Owners 2025	Units Outstanding at 12/31/2025
VANGUARD REIT INDEX FUND ADMIRAL SHARES	23,886	3,218	165	(1,804)	25,465	2,717	(335)	(1,857)	25,990
VANGUARD SHORT- TERM INFLATION- PROTECTED SECURITIES INDEX FUND	13,760	1,488	(476)	(1,501)	13,270	2,797	(1,303)	(251)	14,513
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	37,479	5,475	246	(2,080)	41,119	4,993	1,035	(2,641)	44,506
VANGUARD STAR FUND	69,004	7,249	2,270	(6,735)	71,788	9,193	8,877	(8,834)	81,024
VANGUARD TARGET RETIREMENT 2025 FUND	431,406	30,747	(5,463)	(40,276)	416,414	20,304	(26,185)	(49,475)	361,059
VANGUARD TARGET RETIREMENT 2030 FUND	2,082	12,713	12,832	(26)	27,601	7,870	69	(3)	35,537
VANGUARD TARGET RETIREMENT 2035 FUND	771,183	78,287	(6,499)	(57,144)	785,827	75,683	(14,340)	(61,748)	785,421
VANGUARD TARGET RETIREMENT 2040 FUND	1,576	6,496	395	(4)	8,463	2,675	1,068	(11)	12,194
VANGUARD TARGET RETIREMENT 2045 FUND	480,783	59,298	(8,078)	(18,777)	513,226	62,579	(3,653)	(29,334)	542,818
VANGUARD TARGET RETIREMENT 2050 FUND	4,164	5,015	366	(41)	9,504	6,979	55	(111)	16,427
VANGUARD TARGET RETIREMENT 2055 FUND	24,890	9,487	503	(588)	34,292	8,328	689	(974)	42,335
VANGUARD TARGET RETIREMENT 2060 FUND	614	2,553	–	(63)	3,104	2,154	–	(581)	4,677
VANGUARD TARGET RETIREMENT 2065 FUND	17,780	7,559	1,162	(18)	26,483	6,189	(352)	(872)	31,448
VANGUARD TARGET RETIREMENT INCOME FUND	10,421	504	–	(3,982)	6,943	58	(1,383)	(4)	5,614
VANGUARD TOTAL BOND MARKET INDEX FUND	222,485	26,262	(8,292)	(25,910)	214,545	23,390	15,449	(29,446)	223,938
VANGUARD VIF GLOBAL BOND INDEX	46,274	10,407	(1,900)	(3,785)	50,996	9,120	4,184	(1,738)	62,562
WILSHIRE VIT GLOBAL ALLOCATION FUND	457,557	20,297	(2,407)	(37,325)	438,122	17,085	(13,648)	(43,795)	397,765
*
The purchases and proceeds on sales activity for these funds were for the period from May 1, 2025 (inception) through December 31, 2025.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2025
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	107,119	73.41 to 81.28	8,518,686	0.75% to 1.25%	-%	4.26% to 4.61%
AMERICAN FUNDS IS CAPITAL WORLD BOND FUND 1	10,790	11.43 to 11.56	123,715	0.85% to 1.25%	3.56%	8.48% to 8.66%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	55,107	401.12 to 421.80	22,921,888	0.75% to 1.25%	0.13%	18.45% to 19.04%
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	104,885	20.59 to 22.36	2,303,707	0.75% to 1.25%	2.55%	10.02% to 10.84%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	134,127	45.63 to 48.09	6,366,082	0.75% to 1.25%	0.95%	26.37% to 26.98%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	323,555	41.02 to 43.69	13,380,492	0.75% to 1.25%	1.29%	15.43% to 16.32%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	84,226	09.62 to 10.68	885,203	0.75% to 1.25%	6.59%	7.29% to 8.27%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	392,032	52.26 to 57.93	22,370,765	0.75% to 1.25%	1.20%	4.05% to 4.57%
CALVERT S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	108,301	241.21 to 263.50	27,835,348	0.75% to 1.25%	1.09%	5.60% to 6.13%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	29,243	40.13 to 41.64	1,188,010	0.75% to 1.25%	-%	7.41% to 8.71%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	38,227	20.77 to 21.87	796,146	0.75% to 1.25%	2.67%	9.56% to 11.25%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	239,495	24.78 to 25.89	5,964,494	0.75% to 1.25%	2.31%	12.26% to 13.39%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	337,048	44.06 to 45.20	14,968,372	0.75% to 1.25%	1.96%	14.71% to 15.57%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	251,800	45.65 to 47.28	11,728,339	0.75% to 1.25%	1.22%	17.86% to 18.65%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	76,649	18.51 to 19.34	1,476,764	0.75% to 1.25%	1.30%	17.81% to 18.67%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	35,912	18.44 to 19.26	688,535	0.75% to 1.25%	1.43%	17.86% to 18.65%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	63,178	14.50 to 15.35	950,639	0.75% to 1.25%	4.16%	7.57% to 8.24%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	60,430	20.82 to 21.97	1,303,961	0.75% to 1.25%	2.57%	12.60% to 13.19%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	250,430	21.26 to 22.41	5,515,942	0.75% to 1.25%	1.95%	13.95% to 14.63%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	258,960	25.08 to 26.56	6,759,444	0.75% to 1.25%	1.73%	15.52% to 16.03%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	333,904	28.29 to 29.66	9,749,298	0.75% to 1.25%	1.31%	17.81% to 18.37%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	129,060	830.06 to 888.09	112,907,057	0.75% to 1.25%	0.91%	16.04% to 16.61%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	17,154	13.34 to 13.52	229,040	0.85% to 1.25%	3.95%	6.22% to 6.54%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	286,996	17.19 to 18.78	5,345,923	0.75% to 1.25%	3.56%	4.86% to 6.13%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	310,910	38.27 to 43.51	12,715,861	0.75% to 1.25%	1.44%	18.57% to 19.16%
FIDELITY VIP REAL ESTATE PORTFOLIO SC2	212,692	25.24 to 26.40	5,542,965	0.75% to 1.25%	1.94%	1.62% to 2.13%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	4,685,530	01.11 to 01.14	5,287,156	0.75% to 1.25%	4.24%	2.77% to 3.45%
JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL I*	2,331	26.29 to 26.30	61,287	0.85% to 1.25%	78.46%	30.92% to 30.95%[1]
JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL S*	29,021	26.14 to 26.35	762,428	0.75% to 1.25%	2.80%	29.99% to 31.04%[1]
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES*	774	90.20 to 90.42	69,855	0.85% to 1.25%	57.06%	13.38% to 13.66%[1]
JPMORGAN SMALL CAP VALUE FUND CLASS A	24,172	49.85 to 51.84	1,215,404	0.75% to 1.25%	0.85%	10.34% to 11.10%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	34,930	60.30 to 63.50	2,186,525	0.75% to 1.25%	0.18%	13.17% to 13.75%
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1	34,319	94.40 to 100.11	3,364,314	0.75% to 1.25%	0.47%	13.16% to 13.69%
MFS VIT II INTERNATIONAL GROWTH SC	67,921	24.23 to 25.03	1,655,550	0.75% to 1.25%	0.73%	18.71% to 20.32%
MFS VIT MID CAP VALUE PORTFOLIO SC	70,343	20.84 to 22.08	1,530,281	0.75% to 1.25%	0.85%	4.12% to 4.98%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	5,733	25.46 to 25.75	146,104	0.85% to 1.25%	-%	11.91% to 12.09%
NEUBERGER GENESIS FUND ADVISOR CLASS*	152	59.90 to 60.08	9,117	0.85% to 1.25%	533.33%	5.14% to 5.46%[1]
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	11,309	47.54 to 48.89	540,667	0.85% to 1.25%	0.64%	31.24% to 31.88%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	48,767	81.12 to 84.85	4,123,180	0.85% to 1.25%	1.76%	13.02% to 13.62%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	14,324	25.67 to 27.12	370,017	0.85% to 1.25%	2.45%	4.63% to 5.01%
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	28,359	204.48 to 215.99	6,097,294	0.85% to 1.25%	-%	14.22% to 14.68%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	23,519	08.39 to 08.89	198,157	0.85% to 1.25%	3.49%	9.15% to 10.14%

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	10,882	135.98 to 143.26	1,545,754	0.85% to 1.25%	-%	1.96% to 2.28%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	52,228	10.64 to 11.44	555,985	0.85% to 1.25%	4.61%	6.03% to 6.33%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	55,311	19.28 to 19.54	1,073,467	0.85% to 1.25%	2.26%	29.93% to 30.67%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	11,148	106.57 to 113.37	1,255,854	0.85% to 1.25%	0.81%	6.68% to 7.31%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	11,062	17.65 to 18.96	195,893	0.85% to 1.25%	5.63%	6.80% to 7.30%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	24,703	18.10 to 20.23	474,222	0.75% to 1.25%	-%	14.11% to 15.01%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	56,124	557.59 to 579.70	32,508,424	0.85% to 1.25%	1.21%	16.59% to 16.84%
VANGUARD CASH RESERVE FUND INVESTOR SHARES	3,709	01.07 to 01.14	4,151	0.85% to 1.25%	4.14%	2.83% to 3.65%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	150,623	23.38 to 24.47	3,671,697	0.85% to 1.25%	3.63%	33.17% to 34.03%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	23,871	52.13 to 55.59	1,320,713	0.85% to 1.25%	3.00%	22.82% to 23.71%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	56,393	135.69 to 146.03	8,149,472	0.85% to 1.25%	1.20%	10.07% to 10.48%
VANGUARD FEDERAL MONEY MARKET FUND	810,046	01.12 to 01.14	923,328	0.85% to 1.25%	4.08%	2.85% to 3.87%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	80,733	07.95 to 08.31	668,865	0.85% to 1.25%	6.19%	7.82% to 8.82%
VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES	25,010	09.53 to 10.15	245,755	0.85% to 1.25%	6.20%	7.83% to 8.68%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	25,990	45.50 to 49.82	1,289,976	0.85% to 1.25%	3.91%	1.34% to 2.32%
VANGUARD SHORT-TERM INFLATION-PROTECTED SECURITIES INDEX FUND	14,513	29.45 to 30.66	430,815	0.85% to 1.25%	3.81%	5.03% to 5.46%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	44,506	112.94 to 121.49	5,333,965	0.85% to 1.25%	1.39%	7.45% to 7.92%
VANGUARD STAR FUND	81,024	53.26 to 55.51	4,491,153	0.85% to 1.25%	2.66%	14.28% to 14.88%
VANGUARD TARGET RETIREMENT 2025 FUND	361,059	31.46 to 32.90	11,863,956	0.85% to 1.25%	2.76%	12.88% to 13.64%
VANGUARD TARGET RETIREMENT 2030 FUND	35,537	45.77 to 45.92	1,629,142	0.85% to 1.25%	3.06%	15.14% to 15.47%
VANGUARD TARGET RETIREMENT 2035 FUND	785,421	38.17 to 40.69	31,883,385	0.85% to 1.25%	2.58%	15.68% to 16.55%
VANGUARD TARGET RETIREMENT 2040 FUND	12,194	52.64 to 52.89	643,946	0.85% to 1.25%	2.82%	17.65% to 17.83%
VANGUARD TARGET RETIREMENT 2045 FUND	542,818	45.35 to 47.85	25,875,235	0.85% to 1.25%	2.36%	18.41% to 19.00%
VANGUARD TARGET RETIREMENT 2050 FUND	16,427	61.71 to 61.94	1,015,166	0.85% to 1.25%	2.75%	20.27% to 20.40%
VANGUARD TARGET RETIREMENT 2055 FUND	42,335	73.96 to 77.02	3,255,076	0.85% to 1.25%	2.36%	19.71% to 20.41%
VANGUARD TARGET RETIREMENT 2060 FUND	4,677	63.34 to 63.74	296,798	0.85% to 1.25%	2.58%	20.29% to 20.39%
VANGUARD TARGET RETIREMENT 2065 FUND	31,448	41.29 to 42.91	1,343,875	0.85% to 1.25%	2.30%	19.43% to 20.41%
VANGUARD TARGET RETIREMENT INCOME FUND	5,614	20.55 to 20.65	115,363	0.85% to 1.25%	3.17%	9.22% to 10.37%
VANGUARD TOTAL BOND MARKET INDEX FUND	223,938	12.07 to 12.65	2,788,815	0.85% to 1.25%	3.93%	6.04% to 6.63%
VANGUARD VIF GLOBAL BOND INDEX	62,561	21.02 to 21.58	1,319,535	0.75% to 1.25%	3.00%	4.47% to 5.13%
WILSHIRE VIT GLOBAL ALLOCATION FUND	397,765	44.49 to 49.29	19,009,393	0.75% to 1.25%	3.13%	16.04% to 16.62%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1
This fund became available for investment by contract owners of the sub-accounts on May 1, 2025 and the return is for the period May 1, 2025 to December 31, 2025.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	119,195	70.41 to 77.70	9,056,345	0.75% to 1.25%	-%	16.82% to 17.25%
AMERICAN FUNDS IS CAPITAL WORLD BOND FUND 1	8,628	10.54 to 10.65	91,137	0.85% to 1.25%	2.50%	(3.66)% to (3.62)%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	53,233	338.63 to 354.33	18,632,595	0.75% to 1.25%	0.17%	29.67% to 30.32%
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	102,636	18.71 to 20.17	2,036,986	0.75% to 1.25%	1.69%	12.71% to13.76%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	130,247	36.11 to 37.87	4,873,270	0.75% to 1.25%	1.25%	5.00% to 5.55%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	303,654	35.42 to 37.56	10,839,508	0.75% to 1.25%	1.48%	17.49% to18.19%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	71,115	8.97 to 9.86	691,341	0.75% to 1.25%	6.43%	6.03% to 7.06%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	401,789	50.23 to 55.40	21,930,635	0.75% to 1.25%	1.11%	6.62% to 7.16%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	108,633	228.41 to 248.28	26,320,524	0.75% to 1.25%	1.24%	11.89% to 12.45%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	25,241	37.35 to 38.30	946,895	0.75% to 1.25%	-%	3.09% to 3.99%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	43,672	18.78 to 19.66	821,405	0.75% to 1.25%	3.10%	4.76% to 5.81%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	260,037	21.91 to 22.95	5,722,129	0.75% to 1.25%	2.34%	6.31% to 7.80%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	333,788	38.32 to 39.21	12,852,220	0.75% to 1.25%	1.79%	9.07% to 9.92%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	259,433	38.73 to 39.92	10,200,222	0.75% to 1.25%	1.16%	11.77% to12.70%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	56,993	15.71 to 16.30	926,176	0.75% to 1.25%	1.25%	11.81% to 12.72%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	22,666	15.65 to 16.23	366,886	0.75% to 1.25%	1.24%	11.79% to 12.79%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	42,783	13.48 to 14.18	596,522	0.75% to 1.25%	3.56%	3.93% to 4.57%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	75,338	18.48 to 19.41	1,437,048	0.75% to 1.25%	2.30%	7.01% to 7.53%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	311,950	18.66 to 19.55	5,998,886	0.75% to 1.25%	2.01%	8.08% to 8.67%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	269,893	21.71 to 22.89	6,078,035	0.75% to 1.25%	1.64%	9.26% to 9.89%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	331,290	24.01 to 25.06	8,183,822	0.75% to 1.25%	1.28%	10.95% to 11.58%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	134,507	715.33 to 761.56	101,008,868	0.75% to 1.25%	1.09%	23.05% to 23.66%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	12,629	12.56 to 12.69	158,710	0.85% to 1.25%	3.57%	0.80% to 1.04%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	287,506	16.39 to 17.70	5,055,975	0.75% to 1.25%	3.42%	0.18% to 0.74%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	325,598	32.21 to 36.59	11,189,253	0.75% to 1.25%	1.47%	3.50% to 4.03%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	212,133	24.84 to 25.85	5,419,027	0.75% to 1.25%	3.95%	4.94% to 5.47%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	4,146,751	1.08 to 1.10	4,532,688	0.75% to 1.25%	5.47%	3.81% to 4.76%
JPMORGAN SMALL CAP VALUE FUND CLASS A	23,093	45.09 to 46.84	1,046,431	0.75% to 1.25%	0.82%	7.06% to 7.93%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	35,533	53.28 to 55.82	1,957,618	0.75% to 1.25%	0.16%	20.57% to 21.27%
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1	34,523	83.42 to 88.05	2,980,033	0.75% to 1.25%	0.55%	22.50% to 23.06%
MFS VIT II INTERNATIONAL GROWTH SC	55,883	20.25 to 20.80	1,137,380	0.75% to 1.25%	0.90%	7.71% to 8.33%
MFS VIT MID CAP VALUE PORTFOLIO SC	67,041	20.02 to 21.13	1,391,876	0.75% to 1.25%	1.03%	11.72% to 12.64%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	5,048	22.75 to 22.97	114,929	0.85% to 1.25%	-%	5.72% to 5.90%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	11,484	36.22 to 37.07	418,253	0.85% to 1.25%	0.35%	(2.66)% to (2.22)%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	47,670	71.77 to 74.68	3,549,128	0.85% to 1.25%	2.04%	10.38% to10.95%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	14,263	24.53 to 25.83	352,102	0.85% to 1.25%	2.36%	0.20% to 0.54%
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	26,728	179.02 to 188.34	5,014,323	0.85% to 1.25%	-%	28.19% to 28.50%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	23,553	7.69 to 8.07	181,920	0.85% to 1.25%	2.97%	(6.11)% to (05.17)%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	11,605	133.37 to 140.07	1,613,082	0.85% to 1.25%	-%	2.70% to 2.98%

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	58,120	10.03 to 10.76	582,874	0.85% to 1.25%	4.55%	0.40% to 0.56%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	55,641	14.77 to 15.04	826,848	0.85% to 1.25%	2.31%	1.93% to 2.38%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	11,127	99.90 to 105.64	1,168,897	0.85% to 1.25%	0.89%	9.41% to 10.00%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	9,879	16.53 to 17.67	163,674	0.85% to 1.25%	4.80%	3.05% to 3.45%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	23,491	15.86 to 17.59	393,532	0.75% to 1.25%	-%	(12.52)% to (11.83)%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	53,764	478.25 to 496.13	26,666,677	0.85% to 1.25%	1.35%	23.79% to 23.91%
VANGUARD CASH RESERVE FUND INVESTOR SHARES	3,709	1.03 to 1.10	4,018	0.85% to 1.25%	5.11%	3.85% to 4.81%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	150,237	17.56 to 18.26	2,733,091	0.85% to 1.25%	3.30%	1.68% to 2.18%
VANGUARD DEVELOPED MARKETS INDEX FUND INVESTOR SHARES	–	–	–	1.25% to 0.75%	–	–
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	23,597	42.44 to 45.20	1,055,967	0.85% to 1.25%	3.25%	9.04% to 10.03%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	52,989	123.28 to 132.18	6,931,518	0.85% to 1.25%	1.17%	15.53% to 15.93%
VANGUARD FEDERAL MONEY MARKET FUND	670,587	1.08 to 1.10	739,711	0.85% to 1.25%	4.89%	3.77% to 4.85%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	70,669	7.37 to 7.66	539,673	0.85% to 1.25%	5.90%	4.54% to 5.71%
VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES	27,904	8.77 to 9.37	252,943	0.85% to 1.25%	6.30%	4.74% to 5.66%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	25,464	44.90 to 48.73	1,235,841	0.85% to 1.25%	3.87%	3.03% to 4.04%
VANGUARD SHORT-TERM INFLATION -PROTECTED SECURITIES INDEX FUND	13,270	28.04 to 29.07	375,244	0.85% to 1.25%	2.64%	3.74% to 4.19%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	41,119	105.11 to 112.58	4,565,819	0.85% to 1.25%	1.39%	13.00% to 13.27%
VANGUARD STAR FUND	71,788	46.60 to 48.32	3,465,073	0.85% to 1.25%	2.40%	7.42% to 8.15%
VANGUARD TARGET RETIREMENT 2025 FUND	416,413	27.87 to 28.95	12,042,083	0.85% to 1.25%	2.82%	7.65% to 8.51%
VANGUARD TARGET RETIREMENT 2030 FUND	27,601	39.75 to 39.79	1,098,008	0.85% to 1.25%	4.93%	9.62% to 9.89%
VANGUARD TARGET RETIREMENT 2035 FUND	785,827	33.00 to 34.91	27,382,467	0.85% to 1.25%	2.66%	9.85% to 10.83%
VANGUARD TARGET RETIREMENT 2040 FUND	8,463	44.74 to 44.91	379,615	0.85% to 1.25%	4.07%	11.79% to 11.97%
VANGUARD TARGET RETIREMENT 2045 FUND	513,226	38.30 to 40.21	20,573,679	0.85% to 1.25%	2.46%	12.32% to 12.95%
VANGUARD TARGET RETIREMENT 2050 FUND	9,505	51.30 to 51.45	488,054	0.85% to 1.25%	3.09%	13.57% to 13.68%
VANGUARD TARGET RETIREMENT 2055 FUND	34,292	61.78 to 63.97	2,190,717	0.85% to 1.25%	2.58%	12.88% to 13.68%
VANGUARD TARGET RETIREMENT 2060 FUND	3,105	52.66 to 52.94	163,655	0.85% to 1.25%	3.55%	13.54% to 13.65%
VANGUARD TARGET RETIREMENT 2065 FUND	26,483	34.57 to 35.64	940,461	0.85% to 1.25%	2.55%	12.53% to 13.65%
VANGUARD TARGET RETIREMENT INCOME FUND	6,943	18.62 to 18.91	129,299	0.85% to 1.25%	2.71%	5.17% to 05.74%
VANGUARD TOTAL BOND MARKET INDEX FUND	214,545	11.32 to 11.93	2,515,487	0.85% to 1.25%	3.50%	0.34% to 0.93%
VANGUARD VIF GLOBAL BOND INDEX	50,997	20.07 to 20.54	1,027,129	0.75% to 1.25%	2.70%	1.06% to 1.53%
WILSHIRE VIT GLOBAL ALLOCATION FUND	438,123	38.34 to 42.27	17,984,856	0.75% to 1.25%	1.87%	9.57% to 10.14%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2023
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	126,945	60.27 to 66.27	8,236,006	0.75% to 1.25%	-%	18.78% to 19.25%
AMERICAN FUNDS IS CAPITAL WORLD BOND FUND 1	8,105	10.94 to 11.05	88,871	0.85% to 1.25%	-%	5.39% to 5.54%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	53,070	261.14 to 271.89	14,272,145	0.75% to 1.25%	0.18%	36.44% to 37.12%
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	121,663	16.60 to 17.77	2,121,285	0.75% to 1.25%	1.86%	8.21% to 9.44%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	118,699	34.39 to 35.88	4,210,234	0.75% to 1.25%	1.29%	14.25% to 14.82%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	300,615	30.08 to 31.78	9,109,805	0.75% to 1.25%	1.66%	15.87% to 16.22%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	60,043	08.46 to 09.21	545,964	0.75% to 1.25%	5.98%	10.88% to 12.04%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	398,726	47.11 to 51.70	20,318,997	0.75% to 1.25%	0.99%	13.96% to 14.53%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	107,985	204.13 to 220.79	23,275,944	0.75% to 1.25%	1.22%	14.46% to 15.03%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	22,450	36.08 to 36.83	812,800	0.75% to 1.25%	-%	7.38% to 7.88%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	41,136	17.85 to 18.58	735,565	0.75% to 1.25%	3.32%	9.58% to 10.14%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	269,563	20.43 to 21.29	5,528,013	0.75% to 1.25%	2.62%	12.25% to 12.88%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	301,869	34.92 to 35.95	10,588,743	0.75% to 1.25%	1.80%	15.12% to 16.08%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	243,601	34.65 to 35.70	8,510,476	0.75% to 1.25%	1.32%	17.06% to 18.41%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	41,335	14.05 to 14.48	596,297	0.75% to 1.25%	1.47%	16.99% to 18.49%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	14,230	14.00 to 14.43	204,513	0.75% to 1.25%	1.53%	16.96% to 18.47%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	42,495	12.97 to 13.56	567,434	0.75% to 1.25%	3.65%	6.57% to 7.19%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	79,153	17.26 to 18.05	1,405,683	0.75% to 1.25%	2.49%	11.06% to 11.83%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	307,367	17.25 to 17.99	5,450,488	0.75% to 1.25%	2.24%	12.68% to 13.22%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	281,237	19.87 to 20.83	5,773,986	0.75% to 1.25%	1.91%	13.93% to 14.70%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	322,076	21.64 to 22.46	7,143,647	0.75% to 1.25%	1.50%	16.03% to 16.61%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	136,425	581.34 to 615.85	82,940,412	0.75% to 1.25%	1.26%	24.33% to 24.95%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	11,869	12.46 to 12.56	147,929	0.85% to 1.25%	2.08%	5.24% to 5.46%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	276,447	16.36 to 17.61	4,834,757	0.75% to 1.25%	2.35%	4.90% to 5.41%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	331,135	31.06 to 35.24	10,949,680	0.75% to 1.25%	0.81%	18.74% to 19.33%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	218,981	23.67 to 24.51	5,311,032	0.75% to 1.25%	2.30%	9.53% to 10.06%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	4,246,743	01.04 to 01.05	4,455,112	0.75% to 1.25%	5.20%	3.96% to 4.00%
JPMORGAN SMALL CAP VALUE FUND CLASS A	22,515	41.86 to 43.45	946,731	0.75% to 1.25%	1.49%	11.64% to 12.30%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	38,467	44.19 to 46.03	1,749,044	0.75% to 1.25%	-%	6.71% to 7.37%
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS	34,542	68.10 to 71.55	2,426,921	0.75% to 1.25%	1.54%	25.69% to 26.21%
MFS VIT II INTERNATIONAL GROWTH SC	41,684	18.80 to 19.20	786,616	0.75% to 1.25%	0.88%	13.32% to 13.88%
MFS VIT MID CAP VALUE PORTFOLIO SC	65,819	17.92 to 18.89	1,215,043	0.75% to 1.25%	1.46%	10.34% to 11.60%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	3,731	21.52 to 21.69	80,393	0.85% to 1.25%	-%	13.32% to 13.62%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	11,249	37.21 to 37.91	420,561	0.85% to 1.25%	1.13%	1.09% to 1.58%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	47,543	65.02 to 67.31	3,192,480	0.85% to 1.25%	2.08%	8.02% to 8.72%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	13,991	24.48 to 25.69	344,725	0.85% to 1.25%	2.51%	10.52% to 10.92%
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	27,052	139.65 to 146.57	3,952,530	0.85% to 1.25%	-%	43.54% to 44.06%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	25,368	08.19 to 08.51	208,412	0.85% to 1.25%	-%	0.09% to 6.78%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	11,504	129.86 to 136.02	1,554,053	0.85% to 1.25%	2.49%	19.92% to 20.33%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	62,263	09.98 to 10.70	621,871	0.85% to 1.25%	-%	3.73% to 3.88%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	57,474	14.49 to 14.69	837,167	0.85% to 1.25%	3.85%	15.18% to 15.40%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	10,566	91.31 to 96.04	1,009,819	0.85% to 1.25%	2.48%	10.52% to 11.27%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	9,772	16.04 to 17.08	157,034	0.85% to 1.25%	0.65%	0.86% to 7.29%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	22,891	18.13 to 19.95	436,818	0.75% to 1.25%	4.31%	1.57% to 2.36%

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD 500 INDEX FUND ADMIRAL SHARES	52,348	386.31 to 400.58	20,965,284	0.85% to 1.25%	-%	24.77% to 25.18%
VANGUARD CASH RESERVE FUND INVESTOR SHARES	3,709	00.99 to 01.05	3,852	0.85% to 1.25%	1.60%	4.00% to 5.32%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	154,198	17.27 to 17.87	2,746,698	0.85% to 1.25%	4.95%	16.45% to 16.72%
VANGUARD DEVELOPED MARKETS INDEX FUND INVESTOR SHARES	–	–	–	–	–	–[2]
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	22,599	38.92 to 41.39	919,466	0.85% to 1.25%	0.76%	7.10% to 8.27%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	49,856	106.71 to 114.02	5,627,440	0.85% to 1.25%	3.62%	23.91% to 24.34%
VANGUARD FEDERAL MONEY MARKET FUND	620,321	01.03 to 01.06	655,854	0.85% to 1.25%	1.40%	3.92% to 4.04%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	73,649	07.00 to 07.26	533,184	0.85% to 1.25%	4.64%	10.58% to 10.84%
VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES	31,838	08.30 to 08.90	273,550	0.85% to 1.25%	5.88%	10.56% to 10.81%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	23,886	43.58 to 46.89	1,114,930	0.85% to 1.25%	5.80%	10.05% to 10.86%
VANGUARD SHORT-TERM INFLATION -PROTECTED SECURITIES INDEX FUND	13,760	27.03 to 27.90	374,751	0.85% to 1.25%	4.13%	3.60% to 4.03%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	37,479	93.02 to 99.39	3,674,726	0.85% to 1.25%	2.83%	16.93% to 17.21%
VANGUARD STAR FUND	69,004	43.38 to 44.68	3,081,130	0.85% to 1.25%	1.65%	15.19% to 16.14%
VANGUARD TARGET RETIREMENT 2025 FUND	431,406	25.89 to 26.68	11,499,975	0.85% to 1.25%	2.20%	12.47% to 13.58%
VANGUARD TARGET RETIREMENT 2030 FUND	2,082	36.19 to 36.26	75,485	0.85% to 1.25%	-%	8.45% to 8.66%[1]
VANGUARD TARGET RETIREMENT 2035 FUND	771,183	30.04 to 31.50	24,249,609	0.85% to 1.25%	2.82%	15.01% to 16.15%
VANGUARD TARGET RETIREMENT 2040 FUND	1,576	40.02 to 40.12	63,130	0.85% to 1.25%	-%	9.84% to 10.14%[1]
VANGUARD TARGET RETIREMENT 2045 FUND	480,783	34.10 to 35.60	17,069,712	0.85% to 1.25%	2.74%	17.63% to 18.47%
VANGUARD TARGET RETIREMENT 2050 FUND	4,164	45.15 to 45.26	188,205	0.85% to 1.25%	-%	10.86% to 11.13%[1]
VANGUARD TARGET RETIREMENT 2055 FUND	24,890	54.73 to 56.27	1,399,418	0.85% to 1.25%	2.53%	17.95% to19.14%
VANGUARD TARGET RETIREMENT 2060 FUND	614	46.38 to 46.58	28,506	0.85% to 1.25%	-%	10.81% to 11.29%[1]
VANGUARD TARGET RETIREMENT 2065 FUND	17,780	30.72 to 31.36	555,858	0.85% to 1.25%	2.85%	18.98% to 19.15%
VANGUARD TARGET RETIREMENT INCOME FUND	10,421	17.61 to 17.98	183,508	0.85% to 1.25%	4.06%	9.63% to 10.17%
VANGUARD TOTAL BOND MARKET INDEX FUND	222,485	11.24 to 11.82	2,599,800	0.85% to 1.25%	2.64%	4.65% to 5.14%
VANGUARD VIF GLOBAL BOND INDEX	46,274	19.86 to 20.24	921,915	0.75% to 1.25%	2.99%	5.53% to 5.97%
WILSHIRE VIT GLOBAL ALLOCATION FUND	457,557	34.99 to 38.38	17,072,788	0.75% to 1.25%	3.09%	15.02% to 15.57%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1
These fund shares became available for investment on May 1, 2023.
2
This fund merged with Vanguard Developed Markets Admiral shares as of May 1, 2023.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2022
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALLSPRING VT DISCOVERY FUND	134,140	50.74 to 55.57	7,308,062	0.75% to 1.25%	-%	(38.58)% to (38.32)%
AMERICAN FUNDS IS CAPITAL WORLD BOND FUND 1	7,516	10.38 to 10.47	78,149	0.85% to 1.25%	0.27%	(18.20)% to (18.10)%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	53,388	191.39 to 198.29	10,488,319	0.75% to 1.25%	0.10%	(30.99)% to (30.64)%
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	130,449	15.34 to 16.28	2,080,543	0.75% to 1.25%	2.03%	(15.48)% to (14.65)%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	116,217	30.10 to 31.25	3,594,166	0.75% to 1.25%	1.05%	(23.23)% to (22.86)%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	306,281	25.96 to 27.35	8,005,135	0.75% to 1.25%	1.61%	(11.46)% to (9.29)%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	53,247	07.63 to 08.22	432,497	0.75% to 1.25%	4.70%	(12.40)% to (11.23)%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	396,368	41.34 to 45.14	17,644,521	0.75% to 1.25%	0.87%	(17.68)% to (17.28)%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	108,672	178.34 to 191.94	20,370,346	0.75% to 1.25%	0.89%	(14.59)% to (14.16)%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	19,179	33.60 to 34.14	646,329	0.75% to 1.25%	-%	(29.53)% to (29.20)%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	46,993	16.29 to 16.87	766,446	0.75% to 1.25%	1.81%	(15.60)% to (15.18)%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	255,456	18.20 to 18.86	4,663,882	0.75% to 1.25%	1.76%	(17.42)% to (17.03)%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	268,915	30.25 to 30.97	8,166,432	0.75% to 1.25%	1.43%	(18.92)% to (18.41)%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	217,394	29.43 to 30.15	6,428,926	0.75% to 1.25%	1.36%	(19.87)% to (19.02)%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	23,545	12.01 to 12.24	287,561	0.75% to 1.25%	1.67%	(19.83)% to (18.97)%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	7,476	11.97 to 12.19	90,995	0.75% to 1.25%	1.55%	(19.83)% to (18.96)%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	43,063	12.17 to 12.65	537,232	0.75% to 1.25%	2.04%	(11.04)% to (10.41)%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	76,831	15.49 to 16.14	1,222,198	0.75% to 1.25%	1.83%	(15.26)% to (14.65)%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	302,554	15.29 to 15.89	4,745,673	0.75% to 1.25%	1.55%	(16.28)% to (15.88)%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	278,895	17.44 to 18.16	4,998,253	0.75% to 1.25%	1.42%	(16.94)% to (16.43)%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	302,965	18.65 to 19.26	5,771,569	0.75% to 1.25%	0.94%	(18.23)% to (17.83)%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	139,025	467.57 to 492.88	67,710,608	0.75% to 1.25%	1.14%	(19.44)% to (19.03)%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	2,248	11.84 to 11.91	26,643	0.85% to 1.25%	3.72%	(13.83)% to (13.38)%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	301,624	15.52 to 16.77	5,023,275	0.75% to 1.25%	1.99%	(14.11)% to (13.88)%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	336,965	26.10 to 29.59	9,352,712	0.75% to 1.25%	0.77%	(25.62)% to (25.25)%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	217,851	21.61 to 22.27	4,806,032	0.75% to 1.25%	1.07%	(28.61)% to (28.23)%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	1,258,406	01.00 to 01.01	1,268,984	0.75% to 1.25%	-%	0.00% to 0.00%[1]
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	32,561	54.18 to 56.69	1,815,500	0.75% to 1.25%	0.50%	(19.67)% to (19.30)%
JPMORGAN SMALL CAP VALUE FUND CLASS A	20,460	37.47 to 38.69	769,241	0.75% to 1.25%	0.87%	(14.83)% to (14.02)%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	38,289	41.41 to 42.87	1,622,872	0.75% to 1.25%	-%	(36.84)% to (36.47)%
MFS VIT II INTERNATIONAL GROWTH SC	30,619	16.59 to 16.86	509,422	0.75% to 1.25%	0.41%	(15.96)% to (15.57)%
MFS VIT MID CAP VALUE PORTFOLIO SC	65,334	16.24 to 16.96	1,083,095	0.75% to 1.25%	0.80%	(10.62)% to (9.71)%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	1,930	18.99 to 19.09	36,675	0.85% to 1.25%	-%	(30.41)% to (30.20)%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	10,157	36.81 to 37.32	375,514	0.85% to 1.25%	0.43%	(24.09)% to (23.87)%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	46,550	60.19 to 61.91	2,876,875	0.85% to 1.25%	2.02%	(4.72)% to (4.10)%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	13,608	22.15 to 23.16	303,299	0.85% to 1.25%	1.68%	(27.02)% to (26.73)%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	–	–	–	–	–	–[2]
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	24,993	97.29 to 101.74	2,536,403	0.85% to 1.25%	-%	(40.93)% to (40.66)%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	24,295	07.72 to 07.97	188,137	0.85% to 1.25%	1.70%	(21.09)% to (21.01)%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	12,529	108.29 to 113.04	1,408,705	0.85% to 1.25%	-%	(37.76)% to (37.54)%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	60,328	09.61 to 10.30	580,477	0.85% to 1.25%	2.22%	(15.14)% to (15.02)%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	52,803	12.58 to 12.73	667,134	0.85% to 1.25%	2.10%	(16.25)% to (16.14)%

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	10,119	82.62 to 86.31	869,784	0.85% to 1.25%	0.33%	(19.76)% to (19.24)%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	7,713	15.01 to 15.92	115,947	0.85% to 1.25%	3.29%	(11.45)% to (11.06)%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	23,627	17.85 to 19.49	442,395	0.75% to 1.25%	-%	(6.35)% to (5.53)%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	48,742	309.62 to 320.32	15,602,276	0.85% to 1.25%	1.52%	(19.00)% to (18.84)%
VANGUARD CASH RESERVE FUND INVESTOR SHARES	3,709	00.94 to 01.01	3,698	0.85% to 1.25%	1.60%	1.00% to 1.01%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	82,218	14.83 to 15.31	1,255,079	0.85% to 1.25%	2.69%	(16.49)% to (15.79)%
VANGUARD DEVELOPED MARKETS INDEX FUND	63,968	13.65 to 14.56	925,134	0.85% to 1.25%	2.64%	(16.50)% to (15.79)%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	20,484	36.34 to 38.30	770,192	0.85% to 1.25%	3.69%	(19.14)% to (18.48)%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	45,123	86.12 to 91.70	4,098,217	0.85% to 1.25%	1.00%	(27.34)% to (27.09)%
VANGUARD FEDERAL MONEY MARKET FUND	670,392	00.99 to 01.02	680,339	0.85% to 1.25%	2.59%	0.99% to 1.02%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	80,924	06.32 to 06.55	529,014	0.85% to 1.25%	4.88%	(10.11)% to (9.71)%
VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES	31,531	07.49 to 08.05	244,785	0.85% to 1.25%	4.53%	(10.49)% to (9.82)%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	21,744	39.60 to 42.34	915,935	0.85% to 1.25%	3.34%	(27.47)% to (26.83)%
VANGUARD SHORT-TERM INFLATION -PROTECTED SECURITIES INDEX FUND	13,833	26.09 to 26.82	363,490	0.85% to 1.25%	6.81%	(3.73)% to (3.32)%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	35,194	79.55 to 84.80	2,946,121	0.85% to 1.25%	1.42%	(18.52)% to (18.31)%
VANGUARD STAR FUND	71,613	37.66 to 38.47	2,754,791	0.85% to 1.25%	1.80%	(19.39)% to (18.70)%
VANGUARD TARGET RETIREMENT 2015 FUND	–	–	–	–	–	–[2]
VANGUARD TARGET RETIREMENT 2025 FUND	429,467	23.02 to 23.49	10,080,524	0.85% to 1.25%	1.90%	(17.07)% to (16.26)%
VANGUARD TARGET RETIREMENT 2035 FUND	690,266	26.12 to 27.12	18,689,203	0.85% to 1.25%	1.92%	(18.04)% to (17.32)%
VANGUARD TARGET RETIREMENT 2045 FUND	434,769	28.99 to 30.05	13,034,200	0.85% to 1.25%	2.02%	(18.70)% to (18.05)%
VANGUARD TARGET RETIREMENT 2055 FUND	14,809	46.40 to 47.23	699,043	0.85% to 1.25%	2.69%	(18.82)% to (18.15)%
VANGUARD TARGET RETIREMENT 2065 FUND	11,104	25.82 to 26.32	291,570	0.85% to 1.25%	2.40%	(18.81)% to (18.08)%
VANGUARD TARGET RETIREMENT INCOME FUND	11,405	16.05 to 16.32	183,044	0.85% to 1.25%	2.50%	(13.59)% to (13.24)%
VANGUARD TOTAL BOND MARKET INDEX FUND	194,563	10.69 to 11.23	2,170,003	0.85% to 1.25%	2.32%	(14.00)% to (13.23)%
VANGUARD VIF GLOBAL BOND INDEX	36,809	18.82 to 19.11	694,804	0.75% to 1.25%	2.24%	(13.99)% to (13.61)%
WILSHIRE VIT GLOBAL ALLOCATION FUND	504,173	30.42 to 33.21	16,310,776	0.75% to 1.25%	3.29%	(18.86)% to (18.44)%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1
Goldman Sachs Government Money Market Fund shares became available for investment on February 1, 2022.
2
T. Rowe Price Government Money's shares were terminated on April 30, 2022 and Vanguard Target Retirement 2015 Fund were terminated on June 30,2022.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2021
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALLSPRING VT DISCOVERY FUND	130,880	82.61 to 90.09	11,568,161	0.75% to 1.25%	0.00%	(6.30%) to (5.75%)
AMERICAN FUNDS IS CAPITAL WORLD BOND FUND 1	4,457	12.69 to 12.80	56,640	0.85% to 1.25%	2.45%	(5.65%) to (5.33%)
AMERICAN FUNDS IS GROWTH FUND CLASS 4	52,975	277.35 to 285.90	15,020,475	0.75% to 1.25%	0.06%	20.18% to 20.78
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	144,216	18.15 to 19.11	2,695,915	0.75% to 1.25%	1.35%	10.60% to 11.71%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	105,443	39.21 to 40.51	4,229,818	0.75% to 1.25%	0.69%	3.32% to 3.85%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	345,686	28.70 to 30.15	9,984,873	0.75% to 1.25%	1.31%	26.32% to 26.73%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	71,993	8.71 to 9.26	659,300	0.75% to 1.25%	3.97%	3.32% to 4.51%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	397,806	50.22 to 54.57	21,416,785	0.75% to 1.25%	0.70%	24.58% to 25.22%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	109,534	208.80 to 223.59	23,932,761	0.75% to 1.25%	0.88%	22.64% to 23.25%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	12,829	47.53 to 48.22	613,069	0.75% to 1.25%	0.00%	10.59% to 12.09%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	54,287	19.30 to 19.89	1,049,964	0.75% to 1.25%	1.03%	5.60% to 6.99%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	229,370	22.04 to 22.73	5,069,236	0.75% to 1.25%	0.94%	8.50% to 10.13%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	252,406	37.20 to 37.96	9,418,067	0.75% to 1.25%	0.89%	13.62% to 14.29%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	190,212	36.44 to 37.23	6,960,306	0.75% to 1.25%	0.77%	15.55% to 16.68%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	8,048	14.98 to 15.13	121,594	0.75% to 1.25%	1.45%	15.59% to 16.68%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	3,102	14.93 to 15.08	46,705	0.75% to 1.25%	1.79%	15.47% to 16.59%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	48,437	13.68 to 14.12	675,941	0.75% to 1.25%	0.82%	2.09% to 2.77%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	74,883	18.24 to 18.91	1,398,401	0.75% to 1.25%	1.00%	8.25% to 9.05%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	333,917	18.26 to 18.89	6,234,112	0.75% to 1.25%	0.97%	10.80% to 11.38%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	275,489	20.99 to 21.73	5,917,400	0.75% to 1.25%	0.91%	12.91% to 13.59%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	286,253	22.80 to 23.44	6,646,172	0.75% to 1.25%	0.83%	16.15% to 16.79%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	144,684	580.38 to 608.72	87,102,029	0.75% to 1.25%	1.06%	26.68% to 27.31%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	508	13.74 to 13.75	6,975	0.75% to 1.25%	0.00%	0.93% to 1.02%[1]
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	324,161	18.07 to 19.51	6,278,388	0.75% to 1.25%	1.90%	(2.69%) to (1.62%)
FIDELITY VIP OVERSEAS PORTFOLIO SC2	328,923	35.03 to 39.67	12,231,365	0.75% to 1.25%	0.34%	17.92% to 18.52%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	224,703	30.27 to 31.03	6,915,489	0.75% to 1.25%	0.97%	36.97% to 37.61%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	31,336	67.45 to 70.25	2,168,332	0.75% to 1.25%	0.73%	27.82% to 28.38%
JPMORGAN SMALL CAP VALUE FUND CLASS A	20,555	43.81 to 45.00	903,199	0.75% to 1.25%	0.36%	29.99% to 31.66%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	37,255	65.56 to 67.48	2,488,035	0.75% to 1.25%	0.00%	(3.83%) to (3.48%)
MFS VIT II INTERNATIONAL GROWTH SC	21,348	19.74 to 19.97	422,422	0.75% to 1.25%	0.39%	7.93% to 8.53%
MFS VIT MID CAP VALUE PORTFOLIO SC	57,264	18.17 to 18.80	1,052,829	0.75% to 1.25%	0.77%	28.32% to 29.67%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	1,002	27.29 to 27.35	27,360	0.85% to 1.25%	0.00%	(2.84%) to (2.65%)[1]
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	9,353	48.49 to 49.02	455,280	0.85% to 1.25%	0.66%	(12.02%) to (11.23%)
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	42,685	63.17 to 64.56	2,752,482	0.85% to 1.25%	1.82%	23.77% to 24.63%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	12,464	30.35 to 31.61	380,239	0.85% to 1.25%	1.82%	27.63% to 28.08%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	1,484,855	0.90 to 0.96	1,396,043	0.75% to 1.25%	0.01%	(1.10%) to (1.05%)
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	23,107	164.69 to 171.44	3,953,192	0.85% to 1.25%	0.00%	18.70% to 19.02%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	24,183	9.78 to 10.10	237,182	0.85% to 1.25%	1.28%	(8.35%) to (7.91%)
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	11,758	174.00 to 180.99	2,118,227	0.85% to 1.25%	0.00%	8.32% to 8.79%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	57,806	11.32 to 12.12	655,160	0.85% to 1.25%	1.57%	(1.56%) to (1.38%)
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	50,145	15.01 to 15.20	755,576	0.85% to 1.25%	2.01%	10.14% to 11.34%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	9,718	102.96 to 106.87	1,034,808	0.85% to 1.25%	0.36%	23.81% to 24.48%

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	7,301	16.95 to 17.90	123,874	0.85% to 1.25%	2.04%	1.62% to 2.29%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	26,289	19.06 to 20.63	523,298	0.75% to 1.25%	0.00%	(6.15%) to (5.45%)
VANGUARD 500 INDEX FUND ADMIRAL SHARES	44,946	382.25 to 395.09	17,737,587	0.85% to 1.25%	1.40%	26.99% to 27.58%
VANGUARD CASH RESERVE FUND INVESTOR SHARES	3,709	0.94 to 1.00	3,674	0.85% to 1.25%	0.00%	(1.00%) to 0.00%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	70,484	17.61 to 18.24	1,282,037	0.85% to 1.25%	3.32%	9.78% to 10.48%
VANGUARD DEVELOPED MARKETS INDEX FUND	58,285	16.21 to 17.34	1,004,384	0.85% to 1.25%	3.30%	9.98% to 10.52%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	17,994	44.94 to 47.05	830,363	0.85% to 1.25%	2.63%	(0.77%) to (0.11%)
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	40,807	118.53 to 125.78	5,085,773	0.85% to 1.25%	1.20%	11.12% to 11.51%
VANGUARD FEDERAL MONEY MARKET FUND	148,422	0.98 to 1.01	149,224	0.85% to 1.25%	0.01%	(1.01%) to (0.98%)
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	74,504	7.00 to 7.26	539,830	0.85% to 1.25%	4.27%	2.01% to 3.40%
VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES	43,131	8.32 to 8.94	370,633	0.85% to 1.25%	4.11%	2.02% to 3.35%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	20,124	54.60 to 57.92	1,159,332	0.85% to 1.25%	2.96%	37.84% to 39.21%
VANGUARD SHORT-TERM INFLATION -PROTECTED SECURITIES INDEX FUND	10,973	27.10 to 27.74	299,009	0.85% to 1.25%	4.75%	4.26% to 4.62%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	31,763	97.63 to 103.81	3,256,280	0.85% to 1.25%	1.35%	16.47% to 16.75%
VANGUARD STAR FUND	65,635	46.72 to 47.35	3,106,473	0.85% to 1.25%	1.28%	7.99% to 8.73%
VANGUARD TARGET RETIREMENT 2015 FUND	41,606	23.11 to 23.15	962,087	0.85% to 1.25%	2.04%	3.83% to 4.88%
VANGUARD TARGET RETIREMENT 2025 FUND	446,656	27.76 to 28.05	12,522,275	0.85% to 1.25%	1.98%	7.99% to 8.86%
VANGUARD TARGET RETIREMENT 2035 FUND	630,242	31.87 to 32.80	20,646,360	0.85% to 1.25%	2.17%	11.20% to 12.01%
VANGUARD TARGET RETIREMENT 2045 FUND	374,255	35.66 to 36.67	13,696,107	0.85% to 1.25%	2.21%	14.48% to15.18%
VANGUARD TARGET RETIREMENT 2055 FUND	6,265	57.16 to 57.70	361,464	0.85% to 1.25%	3.24%	14.46% to 15.47%
VANGUARD TARGET RETIREMENT 2065 FUND	5,736	31.80 to 32.13	184,027	0.85% to 1.25%	2.44%	15.44% to15.64%
VANGUARD TARGET RETIREMENT INCOME FUND	10,740	18.55 to 18.81	199,242	0.85% to 1.25%	2.46%	3.58% to 4.33%
VANGUARD TOTAL BOND MARKET INDEX FUND	177,327	12.32 to 13.02	2,297,862	0.85% to 1.25%	1.86%	(3.20%) to (1.60%)
VANGUARD VIF GLOBAL BOND INDEX	28,082	21.88 to 22.12	615,426	0.75% to 1.25%	1.46%	(2.76%) to (2.30%)
WILSHIRE VIT GLOBAL ALLOCATION FUND	541,617	37.49 to 40.72	21,511,153	0.75% to 1.25%	1.19%	10.46% to 11.01%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1
This fund became available for investment by contract owners of the sub-accounts on May 1, 2021 and the return is for the period May 1, 2020 to December 31, 2021.

KPMG LLP
Suite 500
191 West Nationwide Blvd.
Columbus, OH 43215-2568
Independent Auditors’ Report
Audit Committee of the Board of Directors
Horace Mann Life Insurance Company:
Opinions
We have audited the financial statements of Horace Mann Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2025, and the related notes to the financial statements (collectively, financial statements).
Unmodified Opinion on Statutory Basis of Accounting
In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2025, in accordance with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance described in Note 1.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the years in the three- year period ended December 31, 2025.
Basis for Opinions
We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles are also described in Note 1.

KPMG LLP, a Delaware limited liability partnership , and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG
International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements
Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Illinois Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.
Auditors’ Responsibilities for the Audit of the Financial Statements
Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.
In performing an audit in accordance with GAAS, we:
●
Exercise professional judgment and maintain professional skepticism throughout the audit.
●
Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
●
Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
●
Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
●
Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.
Supplementary Information
Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Summary of Investments - Other than Investments in Related Parties - Schedule I, Supplementary Insurance Information - Schedule III, and Reinsurance - Schedule IV is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by Regulation S-X Rule 7.05 of the Securities and Exchange Commission. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.
/s/ KPMG LLP
Columbus, Ohio
April 9, 2026

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2025 and 2024
(In thousands)

	December 31
	2025	2024
Admitted Assets
Cash and investments:
Bonds	$4,322,109	$4,251,269
Preferred stocks	56,036	83,351
Common stocks	32,293	33,564
Mortgage loans on real estate	62,530	67,950
Cash	20,556	11,128
Cash equivalents	59,821	16,586
Contract loans	127,773	130,164
Derivatives	21,556	18,527
Receivable for securities	5,820	15,091
Other invested assets	858,184	872,373

Total cash and investments	5,566,678	5,500,003

Investment income due and accrued	44,102	47,187
Uncollected premiums	548	575
Deferred premiums	49,144	49,246
Amounts recoverable from reinsurers	34,802	34,746
Funds held by or deposited with reinsured companies	37,511	35,730
Current federal income tax recoverable	6,059	16,705
Net deferred tax assets	13,253	12,371
Receivable from parent and affiliates	175	1,310
Admitted disallowed IMR	10,835	9,102
Other assets	6,830	6,186
Variable annuity assets held in separate accounts	4,157,405	3,708,846
Total admitted assets	$9,927,342	$9,422,007
(Continued)
1

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2025 and 2024
(In thousands, except share data)

	December 31
	2025	2024
Liabilities and Capital and Surplus		
Policy liabilities:		
Aggregate reserves:		
Life and annuity	$4,220,782	$4,174,471
Accident and health	30,791	29,978
Unpaid benefits:
Life	29,470	26,368
Accident and health	6,980	6,402
Policyholder funds on deposit	942,967	915,312
Remittances not allocated	8,630	4,421
Other amounts payable on reinsurance	4,791	5,640
Total policy liabilities	5,244,411	5,162,592

Accrued expenses	10,254	9,572
Commissions and expense allowances payable on reinsurance assumed	1,176	2,257
Transfer from separate accounts accrued for expense allowances recognized in reserves	1,915	640
Other liabilities	13,372	7,237
Borrowed money and interest thereon	—	12,031
Asset valuation reserve	84,798	86,753
Payable to parent and affiliates	3,797	4,257
Payable for securities	22,910	9,715
Variable annuity liabilities held in separate accounts	4,157,405	3,294,083
Total liabilities	9,540,038	8,511,091
Capital and surplus:
Capital stock, $1 par value.		
Authorized 5,000,000 shares, 2,500,000 shares outstanding	2,500	2,500
Additional paid-in capital and contributed surplus	143,704	143,704
Special surplus – admitted disallowed IMR	10,835	9,102
Unassigned surplus	230,265	262,801
Total capital and surplus	387,304	418,107
Total liabilities and capital and surplus	$9,927,342	$9,422,007
See accompanying notes to statutory financial statements.
2

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Operations
Years ended December 31, 2025, 2024 and 2023
(In thousands)

	Year Ended December 31
	2025	2024	2023
Revenue:
Premiums, annuity and supplementary contract considerations:
Annuity	$466,767	$438,746	$440,931
Life	129,167	121,905	134,235
Supplementary contracts	2,144	2,046	4,798
Accident and health	29,295	29,683	29,221
Total premiums, annuity and supplementary contract considerations	627,373	592,380	609,185

Net investment income	270,791	277,028	255,304
Amortization of interest maintenance reserve	(778)	(1,067)	(390)
Commissions and expense allowances on reinsurance ceded	5,252	5,542	5,493
Management fee income from separate accounts	48,038	44,517	37,574
Other	9,303	9,241	8,196
Total revenue	959,979	927,641	915,362
Benefits and expenses:
Provisions for claims and benefits:
Annuity	589,643	551,468	544,117
Life	136,623	134,656	149,935
Supplementary contracts	10,643	11,067	11,420
Accident and health	12,138	12,355	13,065
Total claims and benefits	749,047	709,546	718,537

Commissions	36,263	35,791	32,673
Commissions and expense allowances on reinsurance assumed	13,011	12,751	12,189
General and other expenses	103,964	97,947	86,208

Total benefits and expenses	902,285	856,035	849,607

Net gain before federal income tax expense	57,693	71,605	65,756
Federal income tax expense (benefit)	22,781	13,512	17,772
Net gain from operations	34,912	58,093	47,984
Realized investment gains (losses) net of tax and transfers to interest maintenance reserve	4,519	8,681	(10,146)
Net income	$39,431	$66,774	$37,838
See accompanying notes to statutory financial statements.
3

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Capital and Surplus
Years ended December 31, 2025, 2024 and 2023
(In thousands)

	Year Ended December 31
	2025	2024	2023
Capital stock	$2,500	$2,500	$2,500

Additional paid-in capital and contributed surplus	143,704	143,704	143,704

Unassigned and special surplus:			
Balance at beginning of year	271,903	312,567	336,763
Net income	39,431	66,774	37,838
Change in net deferred income tax	10,732	2,638	863
Change in non-admitted assets	(12,550)	(4,316)	2,316
Change in net unrealized capital gains (losses)	(9,122)	(13,326)	23,925
Change in reserve valuation basis	—	—	7,112
Change in asset valuation reserve	1,955	(23,769)	(22,408)
Dividends to stockholder	(46,000)	(63,600)	(71,500)
Change in deferred gain on reinsurance	(2,410)	(2,566)	(2,342)
Prior period investment error correction	(6,341)	(2,497)	—
Prior period annuity reserve error correction	(6,499)	—	—
Balance at end of year	241,100	271,903	312,567

Total capital and surplus	$387,304	$418,107	$458,771
See accompanying notes to statutory financial statements.
4

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2025, 2024 and 2023
(In thousands)

	Year Ended December 31
	2025	2024	2023
Cash from operations:
Revenue received:
Premiums considerations and deposits	627,348	591,147	590,974
Investment income	268,479	272,877	250,801
Commissions and expense allowances on reinsurance ceded	1,062	1,380	3,150
Management fee income from Separate Accounts	48,038	44,517	37,574
Other income (expense)	9,303	9,241	8,196
Total revenue received	954,230	919,162	890,695
Benefits and expenses paid:
Claims, benefits and net transfers	706,100	694,739	742,695
Expenses	152,848	141,830	131,487
Federal income taxes	14,349	28,619	15,504
Total benefits and expenses paid	873,297	865,188	889,686
Net cash from operations	80,933	53,974	1,009
Cash from investments:
From investments sold or matured:
Bonds	926,286	631,652	519,960
Stocks	26,840	8,726	25,576
Mortgage loans	5,420	394	371
Other invested assets	73,762	108,176	54,471
Miscellaneous proceeds	27,787	14,096	21,224
Total investment proceeds	1,060,095	763,044	621,602
Cost of investments acquired:
Bonds	1,005,461	695,594	426,350
Stocks	2,131	7,987	4,727
Mortgage loans	—	—	11,193
Other invested assets	63,267	103,055	172,770
Miscellaneous applications	—	31,224	4,865
Total investments acquired	1,070,859	837,860	619,905
Net increase/(decrease) in contract loans	(2,391)	(966)	1,317
Total for investments acquired	1,068,468	836,894	621,222
Net cash from (used in) investments	(8,373)	(73,850)	380

Cash from financing and miscellaneous:
Cash provided (applied):
Borrowed funds	(12,031)	12,031	(55,507)
Net deposits on deposit-type contract funds and other liabilities without life or disability contingencies	27,671	57,658	90,169
Dividends to stockholders	(46,000)	(63,600)	(71,500)
Other cash provided (applied)	10,464	(1,713)	6,222
Net cash from (to) financing and miscellaneous	(19,896)	4,376	(30,616)
Net change in cash and short term investments	52,663	(15,501)	(29,228)
Cash and short-term investments at beginning of year	27,714	43,214	72,442
Cash, cash equivalents and short-term investments at end of year	80,377	27,714	43,214
Cash flow information for non-cash transactions:
Non-cash exchange in Other Invested Assets	$—	$34,320	$—
Assets transferred on reinsurance transaction	$—	$—	$(16,003)

See accompanying notes to statutory financial statements.
5

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(1) Background and Significant Accounting Policies
Organization
Horace Mann Life Insurance Company (the Company), an Illinois domiciled company, markets and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to K-12 teachers, administrators and other employees of public schools and their families. The top ten states where the Company writes business account for 52.46% of total direct premium.
The Company is a subsidiary of Horace Mann Educators Corporation (HMEC), which indirectly owns 100% of the outstanding shares. The Company is a wholly owned subsidiary of Educators Life Insurance Company of America (ELICA). Other affiliated companies include Horace Mann Investors, Inc., Horace Mann Insurance Company, Teachers Insurance Company, Horace Mann Property & Casualty Insurance Company, National Teachers Associates Life Insurance Company, NTA Life Insurance Company of New York, Madison National Life Insurance Company, and Horace Mann Service Corporation (HMSC). HMSC performs certain fiscal and administrative services for all the affiliated companies in the group.
Basis of Presentation
The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Illinois Department of Insurance and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from United States (U.S.) generally accepted accounting principles (GAAP) as more fully discussed in below. The state of Illinois has adopted the prescribed accounting practices as stated in NAIC Statements of Statutory Accounting Principles (SAP) without modification. At December 31, 2025 and 2024 the Company has no material statutory accounting practices and has no permitted accounting practices that differ from those of the state of Illinois or the NAIC accounting practices. The significant statutory accounting practices and the Company’s related accounting policies follow.
The most significant differences between statutory accounting practices and GAAP are highlighted by the following descriptions of the GAAP treatment:
(a) For traditional life products, aggregate reserves for future life benefits represent the present value of estimated future policy benefits to be paid to or on behalf of policyholders and certain related expenses less the present value of estimated future net premiums to be collected from policyholders, accrued as premium revenue is recognized. The liability is estimated using current assumptions that include discount rate, mortality, lapses, and expenses. These current assumptions are based on judgments that consider the Company’s historical experience, industry data, and other factors.
(b)Aggregate reserves for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges. For FIA products, the aggregate reserve is the host contract plus the embedded derivative, which is bifurcated from the underlying host contract and reported separately.
(c)Annuity considerations and other fund deposits are reflected as deposits rather than revenue.
(d) Acquisition costs are deferred and amortized on a constant level basis over the expected term of the related contracts.
(e)Non-admitted assets are restored to the balance sheet less applicable allowance accounts.
(f)Asset valuation and interest maintenance reserves are not provided.
(g)The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.
(h)Realized investment gains (losses) resulting from changes in interest rates are recognized in operations when the related security is sold.
(i)Reserves and related reinsurance is presented gross.
(j)Fixed maturity investments (bonds) are categorized as available for sale. Such investments are carried at fair value with changes in fair value charged or credited to shareholder’s equity and net of deferred income taxes.
(k)The statement of cash flows is presented in a format as prescribed by ASC 230.
(Continued)
6

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(l)A statement of comprehensive income (loss) is required.
(m)Changes in the balances of DTAs and DTLs result in increases or decreases of operations under GAAP.
(n)Deferred premium assets are not provided.
(o)DTAs are not subject to admissibility limitations under GAAP.
(p)Policy and contract fees are reported as unearned revenue and are recognized in income over the period in which the services are provided.
(q)The annuity reinsurance transaction uses the deposit accounting method for GAAP.
(r)Credit losses are recognized on an incurred basis for statutory reporting, but evaluated using expected credit losses, with an associated allowance, for GAAP.
A reconciliation of the Company's statutory to GAAP net income and statutory capital and surplus to stockholder's equity is as follows (in thousands):
	2025	2024	2023
Statutory Net Income	$39,431	$66,774	$37,838
Increase (decrease) due to:
Deferred policy acquisition costs	2,258	3,735	(1,819)
Policyholder benefits	(79,776)	(86,739)	(80,869)
Federal income tax expense (benefit)	17,610	4,790	212
Investment reserves	72,965	70,106	112,216
Ceded commission expense	(2,410)	(2,566)	(2,342)
Other adjustments, net	266	774	341
GAAP Net Income	$50,344	$56,874	$65,577

	2025	2024	2023
Capital and Surplus	$387,304	$418,107	$458,771
Increase (decrease) due to:
Deferred policy acquisition costs	303,656	301,403	297,678
Deposit asset on reinsurance	2,369,551	2,434,319	2,496,574
Annuity reserves ceded	(2,290,067)	(2,347,512)	(2,404,125)
Difference in policyholder reserves	353,090	347,423	230,097
Goodwill	9,911	9,911	9,911
Investment fair value adjustments on fixed maturity securities	(251,386)	(363,789)	(333,269)
Interest Maintenance Reserve	(10,835)	(9,102)	4,954
Asset Valuation Reserve	84,798	86,753	62,984
Contract loans ceded	9,437	9,750	9,406
Federal income tax liability	(54,908)	(53,113)	(43,486)
Ceded commission liability	(22,301)	(23,984)	(25,667)
Non-admitted assets and other, net	(17,659)	(12,801)	(10,887)
GAAP Shareholder’s Equity	$870,591	$797,365	$743,031
Risk-Based Capital
The insurance departments of various states, including the Company's domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.
(Continued)
7

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of a company's actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2025 and 2024, the Company's statutory capital and surplus exceeded required levels.
Significant Accounting Policies
a) Investments
Investments are valued in accordance with the requirements of the NAIC. Change in unrealized gains and losses on securities carried at fair value are recognized in the change in net unrealized capital gain (losses) line in the Statutory Statement of Capital and Surplus, net of taxes.
Bonds, other than NAIC class 6, not backed by other loans are carried at amortized cost, adjusted for the amortization of premiums, accretion of discounts and any impairment. Premiums and discounts are amortized and accreted over the estimated lives of the related bonds based on the interest yield method. NAIC class 6 bonds are carried at lower of cost or fair value. Fair value is derived using third party pricing services and consideration of factors including quality of issuer, interest rates and maturity dates.
Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Loan-backed securities that have been assigned the NAIC category 6 designation are carried at lower of cost or fair value. The Company uses a pricing service in determining the fair value of its loan-backed securities. Prepayment assumptions were obtained from broker dealer survey values and are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions for loan-backed and structured securities are accounted for using the retrospective method. The Company had no negative yield situations requiring a change from the retrospective to prospective method.
Common stocks are carried at fair value. Fair value is derived using third party pricing services and, when not available, common stocks are valued using non-binding broker quotes.
Redeemable preferred stocks are carried at cost, less any impairment adjustments or at the lower of cost or fair value, depending on the NAIC designation of the security. Perpetual preferred stocks are carried at fair value, not to exceed any currently effective call price. Fair value is derived using third party pricing services and, when not available, preferred stocks are valued using non-binding broker quotes.
Mortgage loans, including a loan with an affiliate for the home office property, are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. The related party loan has an 7.5% coupon rate and will be paid in full on June 28, 2049. The Company purchased no commercial loans in 2025. The Company did not reduce interest rates of any outstanding mortgage loans during 2025, 2024 and 2023. During 2025, 2024 and 2023, the Company had no non-performing mortgage loans or loans with past due interest or principal payments.
Contract loans are carried at the unpaid principal balance.
Collateral loans are carried at amortized cost plus accrued interest.
Derivatives, representing one year call options, are carried at fair value.
The Company accounts for repurchase agreements as secured borrowings.
Within “Other invested assets”, the Company accounts for limited liability companies, on a quarter lag, based on the underlying audited U.S. GAAP equity of the Company’s proportionate interest in the partnership and the change is recognized in changes in net unrealized capital (losses) gains in the statutory statement of capital and surplus.
At December 31, 2025 and 2024, the Company had no investments in derivative financial instruments, joint ventures, partnerships, or limited liability companies that exceed 10% of its admitted assets, no reverse mortgages and holds no loans.
(Continued)
8

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Short-term securities have a maturity of one year or less at the time of acquisition. Cash equivalents and short-term investments are carried at amortized cost which approximates fair value.
Interest income is recognized as earned. Investment income reflects amortization of premiums and accretion of discounts on an effective-yield basis.
Net realized investment gains and losses are determined on the basis of specific identification on the trade date.
Investments in limited partnership interests (LP interests) and limited liability companies (LLC interests) are predominately accounted for using the equity method of accounting (EMA) and classified as other long-term invested assets. However, where the Company also holds a debt interest in the same structure and the requirements of SSAP 21 are met, the Company accounts for the LP interest or LLC interest as a residual interest. Under the practical expediency approach of SSAP 21, the accounting for the residual interests follows a cost recovery approach where income is only recognized when the Company has recovered its cost basis.
The Company’s methodology of assessing other-than-temporary impairments (OTTI) is based on security-specific facts and circumstances as of the date of the reporting period. Based on these facts, if (1) the Company has the intent to sell the debt security, (2) it is more likely than not the Company will be required to sell the debt security before the anticipated recovery of the amortized cost basis, or (3) management does not expect to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition, an other-than-temporary impairment is considered to have occurred. For equity securities, if (1) the Company does not have the ability and intent to hold the security for the recovery of cost or (2) recovery of cost is not expected within a reasonable period of time, an other-than-temporary impairment is considered to have occurred.
For structured securities, if the present value of the cash-flows expected to be collected is less than the amortized cost basis, an other-than-temporary impairment shall be considered to have occurred for the difference due to a non-interest related decline. For structured securities, the Company analyzes discounted cash flows on a quarterly basis to determine if additional other-than-temporary impairment write-downs are necessary. A write-down of an investment is recorded when a decline in the fair value of that investment is deemed to be other-than-temporary, with a realized investment loss charged to operations for the period.
For equity method investments, the Company recognizes a loss in value when evidence demonstrates that it is other-than-temporarily impaired. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain an earnings potential that would justify the carrying amount of the investment.
b) Asset Valuation Reserve
The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.
The balance of the AVR by component at December 31, is as follows:
	2025	2024
Bonds, preferred stocks and short-term investments	$32,335	$33,814
Mortgage loans	541	616
Real estate and other invested assets	51,598	51,500
Common stocks	324	823
Total AVR	$84,798	$86,753
(Continued)
9

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
c) Interest Maintenance Reserve
The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into operations over the approximate remaining life of the investment sold.
In accordance with INT 23-01: Net Negative (Disallowed) Interest Maintenance Reserve, which provides a limited-time exception to the guidance in SSAP No.7, the Company has elected to admit net negative IMR up to 10% of adjusted capital and surplus. As of December 31, 2025 the Company had net negative IMR of $10,835 which was held in the general account only and did not include any IMR for derivatives. IMR losses resulted from the sale of fixed income investments. Adjusted capital and surplus used in the admission test is:
	2025	2024
Capital and Surplus	$418,107	$458,771
Less: Negative IMR	10,835	9,102
Less: Net Admitted Deferred Tax Assets	13,253	12,371
Adjusted Capital & Surplus	$394,019	$437,298

10% Allowable Admitted Negative IMR	$39,402	$43,730
Negative IMR as Percent of Adjusted Capital & Surplus	3%	2%

Fixed income investment generating IMR losses comply with Company investment management policies. Any deviation to this was either because of a temporary and transitory timing issue or related to a specific event, such as a reinsurance transaction, that mechanically made the cause of IMR losses not reflective of reinvestment activities. The Company did not have any IMR losses for fixed income related derivatives. Sales resulting in losses, and resulting negative IMR, were not compelled by liquidity pressures.
d) Subprime Mortgage Related Risk Exposure
The Company has no securities with direct sub-prime exposure.
e) Investments in Entities Exceeding 10% of Capital and Surplus
At December 31, 2025 there were no investments in entities other than obligations of the U.S. Government and federally sponsored government agencies and authorities which exceeded 10% of total capital and surplus.
f) Aggregate Reserves
Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.
Premium deficiency reserves at December 31, 2025 and 2024 were $40,507 and $38,485, respectively. The Company does not anticipate investment income as a factor in determining if a premium deficiency relating to short-duration contracts exists.
The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.
The tabular interest, tabular less actual reserve released and tabular cost have been determined by formula as prescribed in the annual statement instructions. Tabular interest on funds not involving life contingencies is determined as the sum of the products of each valuation rate of interest and the mean of the funds subject to such rate held at the beginning and end of the valuation year.
(Continued)
10

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners' reserve valuation method or commissioners’ annuity reserve valuation method. The annuity reserves include the current declared interest rates through the valuation date.
g) Policyholder Funds on Deposit
Policyholder funds on deposit primarily include funding agreements with the Federal Home Loan Bank of Chicago of $908,234 and $877,985 as of December 31, 2025 and 2024, respectively, and supplementary contracts without life contingencies which represent the present value of future payments discounted with interest only and personal promise liabilities (discussed in further detail in Note 12). At December 31, 2025 and 2024, the supplemental contract liability was $31,191 and $33,817, respectively, including retained asset accounts of $7,318 and $7,312 respectively. The supplemental contract liability including the retained assets is based on average credited interest rates of 2.84% and 2.71% in 2025 and 2024, respectively. Premiums and annuity considerations for life and accident and health contracts received in advance were $489 and $506 at December 31, 2025 and 2024, respectively. Premiums on deposit and dividend accumulations of $924 and $1,012 were reported at December 31, 2025 and 2024, respectively. Annuities certain of $2,128 and $1,993 were reported at December 31, 2025 and 2024 respectively.
h) Life Premiums
Life premiums are reflected as earned on the coverage anniversary date. Annuity and supplementary contracts with life contingent premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.
Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year.
Deferred and uncollected life insurance premiums as of December 31, 2025, were as follows:
	Gross	Net of Loading
Ordinary new business	$2,841	$1,044
Ordinary renewal	45,888	48,937
Group Life	(12)	(12)
Total	$48,717	$49,969
i) Mutual Fund Service Fee Income
The Company has a service agreement where the Company provides certain services to the Wilshire VIT Fund (Fund) necessary to coordinate the Fund activities with those of the Separate Account of the Company. For these services the Company receives a mutual fund service fee, accrued daily and paid to the Company monthly, based upon the combined assets of the Fund
j) Income Taxes
The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its affiliates. The tax sharing agreement between the Company and HMEC, as approved by the Board of Directors of the Company, provides that tax on income is charged to the Company as if it were filing a separate federal income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.
Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense or benefit is based on financial reporting income or loss adjusted for certain temporary differences, which are the result of dissimilar financial reporting and tax basis accounting methods. A deferred tax asset (DTA), for the tax effect of temporary differences between financial reporting and the tax basis of assets, is reported as an admitted asset for
(Continued)
11

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
temporary differences that reverse in three years, but only to the extent they do not exceed the lesser of federal income taxes paid in prior years that can be recovered through loss carrybacks from temporary differences or 15% of adjusted surplus plus gross deferred tax liabilities (DTL). Gross DTAs are reduced by a statutory valuation allowance if it is more-likely-than-not that some portion or all of the gross DTAs will not be realized. Admissibility is based upon the Company’s risk-based capital level.
The Company records liabilities for potential tax contingencies where it is more-likely-than-not that the position will not be sustainable upon audit by taxing authorities. Potential tax contingencies are reevaluated routinely and, if applicable, are adjusted appropriately based upon changes in facts or law. The Company has no unrecorded tax contingencies.
The Company classifies all tax-related interest and penalties as income tax expense.
On July 4, 2025, the One Big Beautiful Bill Act was enacted into U.S. law, introducing various business tax reforms. We do not expect this legislation to have a material impact on our effective tax rate, financial condition, or result of operations.
k) Acquisition Expenses
The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.
l) Non-admitted Assets
Assets prescribed by the Illinois Insurance Code and the NAIC as "non-admitted" (principally non-admitted deferred tax assets) are charged to unassigned surplus.
m) Use of Estimates
The preparation of statutory financial statements requires management to make estimates and assumptions that affect (1) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statutory financial statements and (2) the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
n) Accounting Changes and Correction of Errors
In the year ended December 31, 2025, the Company identified an error related to how the Company records private debt securities activity associated with the Company’s limited partnership investments. The error resulted in an overstatement of Bonds of $4,716, an understatement of Preferred stocks of $383, and overstatement of Investment income due and accrued of $2,380, an understatement of Current federal tax recoverable of $372 and an overstatement of Unassigned funds of $6,341. The correction was recognized by adjusting the value of the assets, reducing unassigned surplus and in the change in capital and surplus.
Additionally in 2025, the Company identified an error related to the statutory reserve accumulation methodology applied to a subset of multi-year guaranteed annuity (“MYGA”) policies. Specifically, for certain MYGA policies with multi-year guaranteed crediting periods, the valuation system applied the minimum guaranteed interest rate for all projection years instead of the contractually guaranteed crediting rate during the initial guarantee period, as required under CARVM, resulting in an understatement of statutory reserves. The error resulted in an understatement of Aggregate reserves for life contracts of $8,227, an understatement of Current federal tax recoverable of $1,728, and an overstatement of Unassigned funds of $6,499. The correction was recognized by adjusting the value of the assets and the liabilities, reducing unassigned surplus and in the change in capital and surplus . The Company has reviewed its accounting process and implemented additional internal controls to prevent similar misstatement in the future.
During the quarter ended December 31, 2024, the Company identified an error related to the overstatement of an asset in the Other Invested Assets and Unassigned Funds. The overstatement was due to an incorrect valuation for the assets. This error resulted in an overstatement for 2023 Other Invested Assets and Unassigned Funds of $2,497. The correction was
(Continued)
12

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
recognized in 2024 by reducing the value of the asset, reducing unassigned surplus and in the change in capital and surplus. The Company has reviewed its accounting processes and implemented additional internal controls to prevent similar misstatements in the future.
Effective January 1, 2025, the Company adopted revisions to SSAP No. 26 – Bonds, SSAP No. 43 – Loan-Backed and Structured Securities, and SSAP No. 21 – Other Admitted Assets, which incorporate the NAIC’s principles-based bond definition (PBBD). Under the revised guidance, the Company evaluated its investment portfolio to determine whether instruments qualify as: (i) Issuer Credit Obligations (ICOs) under SSAP No. 26, (ii) Asset-Backed Securities (ABS) under SSAP No. 43, and (iii) Other invested assets under SSAP No. 21 (Schedule BA). Securities supported primarily by the general credit of the issuer are classified as ICOs, while securities whose repayment is primarily supported by cash flows from a discrete pool of financial or non-financial assets are classified as ABS. As part of this evaluation, the Company identified certain residual interests associated with limited partnerships and limited liability companies that were previously accounted for under the equity method. The Company elected the practical expedient approach in lieu of the allowable earned yield method. The adoption did not have a material impact on total admitted assets or statutory surplus. However, the reclassification resulted in changes in presentation within invested assets.
o) Subsequent Events
The Company had no Type I or Type II events subsequent to December 31, 2025 that merited recognition or disclosure in these statements. Subsequent events were evaluated through April 9, 2026, the date which these statements were available for issuance.
(2) Investments
Net Investment Income
The components of net investment income were as follows:
	2025	2024	2023
Interest on bonds	206,012	216,687	202,957
Preferred stock income	4,496	4,892	5,698
Common stock income	2,951	3,796	4,058
Interest on mortgage loans	4,771	5,013	4,387
Interest on short-term investments	3,094	1,908	2,216
Interest on contract loans	7,785	7,928	8,064
Limited liability companies income	51,595	48,008	39,202
Other investment income (loss)	(346)	(124)	(90)
Gross investment income	280,358	288,108	266,492
Investment expenses	9,567	11,080	11,188
Net investment income	270,791	277,028	255,304
The Company nonadmits investment income due and accrued if amounts are over 90 days past due. The Company nonadmitted $569 of investment income due and accrued related to four securities for 2025. In 2024, the Company nonadmitted $750 of investment income due and accrued related to nine securities.
The gross, nonadmitted and admitted amounts for interest income due and accrued.

Interest Income Due and Accrued	2025	2024
1. Gross	$44,671	$47,937
2. Nonadmitted	569	750
3. Admitted	$44,102	$47,187
There is no aggregated deferred interest. The amount of paid-in-kind interest included in the current balance is $14,703.
(Continued)
13

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Prepayment Penalty and Acceleration Fees
The following table discloses prepayment penalties and acceleration fees recorded for securities sold, redeemed or otherwise disposed as a result of a callable feature (including make whole call provisions):
	General Account	Separate Account
(1) Number of CUSIPs	27	—
(2) Aggregate Amount of Investment Income	$119	$—
Net Realized Investment Gains (Losses) Net of Tax and Transfers to IMR
Realized investment gains (losses) which result from changes in the overall level of interest rates, excluding securities whose NAIC rating classification at the end of the holding period is different from its NAIC rating classification at the beginning of the holding period by more than one NAIC rating classification, are transferred to IMR. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to the IMR and amortized into operations over the average remaining lives of the assets sold.
The IMR at December 31 is as follows:
	2025	2024	2023
Reserve balance, beginning of year	$(9,102)	$(4,954)	$6,711
Current year capital gains (losses), net of tax	(2,511)	(5,215)	(10,980)
Adjustment for liability gains (losses) released from reserve	—	—	(1,075)
Amortization of IMR	778	1,067	390
Reserve balance, end of year	$(10,835)	$(9,102)	$4,954
Net realized investment gains (losses) reported in the statutory statements of operations net of tax and transfers to IMR were as follows:
	2025	2024	2023
Bonds	$(5,693)	$(1,524)	$12,537
Common stocks	1,362	—	(58)
Preferred stocks	(3,011)	27	(10,656)
Real Estate	—	—	(103)
Options	6,522	11,289	(2,298)
Other Invested Assets	7,143	(3,960)	—
Net realized investment gains (losses)	6,322	5,832	(25,652)
Less federal income tax expense	4,315	2,366	(4,526)
Transferred to IMR	2,511	5,216	10,980
Net realized investment gains (losses) net of tax and transfers to IMR	4,519	8,682	(10,146)
The net gains (losses) were realized from ongoing investment portfolio management activity and recording of impairment charges. The Company recorded impairment write-downs of $11,171, $1,551 and $5,840 in 2025, 2024 and 2023, respectively. The impairment losses in 2025 related to bonds and preferred stock. During 2024 and 2023 impairments were related to bonds. In each of the periods, the impaired securities were marked to fair value, and the write-downs were recorded as realized investment losses in the statutory statements of operations.
(Continued)
14

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Change in Net Unrealized Capital Gains (Losses)
Unrealized capital gains or losses are reflected as credits or charges directly to unassigned surplus. The unrealized capital gains (losses) also include the impact of deferred taxes. This amount was $446, $(2,392) and $(5,392) at December 31, 2025, 2024, and 2023, respectively.
	2025	2024	2023
Net unrealized capital gains (losses):
Beginning	$13,466	$26,792	$2,867
End of year	4,344	13,466	26,792
Change in net unrealized capital gains (losses)	$(9,122)	$(13,326)	$23,925
(Continued)
15

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Bonds and Preferred Stocks
The carrying value and statutory fair value of investments in bonds and preferred stocks are as follows:
December 31, 2025	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds
Issuer Credit Obligations
U.S. Government Obligations	17,523	28	(241)	17,310
Other U.S. Governments Obligations	305,912	192	(50,964)	255,140
Non-U.S. Sovereign Jurisdiction Securities	10,855	—	(1,042)	9,813
Municipal Bonds – General Obligations	183,085	3,261	(11,623)	174,723
Municipal Bonds – Special Revenues	365,776	10,621	(29,927)	346,470
Project Finance Bonds Issued by Operating Entities	1,013	35	—	1,048
Corporate Bonds	1,250,927	12,648	(135,129)	1,128,446
Single Entity Backed Obligations	30,444	298	(1,289)	29,453
Bank loans – Issued	1,624	—	(34)	1,590
Bank loans - Acquired	1,388	—	—	1,388
Other issuer credit obligations	425	4	—	429
Total Issuer Credit Obligations	$2,168,972	$27,087	$(230,249)	$1,965,810

Asset-backed securities
Financial Asset Backed – Self-liquidating
Agency Residential Mortgage-Backed Securities - Guaranteed	$75,500	$364	$(524)	$75,340
Agency Commercial Mortgage-Backed Securities - Guaranteed	39,856	688	(2,464)	38,080
Agency Residential Mortgage-Backed Securities - Not/ Partially Guaranteed	541,089	4,311	(39,300)	506,100
Agency Commercial Mortgage-Backed Securities - Not/ Partially Guaranteed	30,192	71	(4,894)	25,369
Non-Agency Residential Mortgage-Backed Securities	161,552	5,188	(3,527)	163,213
Non-Agency Commercial Mortgage-Backed Securities	76,014	175	(4,853)	71,336
Non-Agency - CLOs/CBOs/CDOs	620,527	3,331	(1,439)	622,419
Other Financial Asset-Backed Securities	483,636	6,719	(15,529)	474,825
Total Financial Asset Backed - Self-liquidating	$2,028,366	$20,847	$(72,530)	$1,976,682
Financial Asset-Backed - Not Self-Liquidating - Other Financial Asset-Back Securities	124,771	464	(4,377)	120,858
Total Asset Backed Securities	$2,153,137	$21,311	$(76,907)	$2,097,540
Total Bonds	4,322,109	48,398	(307,156)	4,063,350
Preferred Stocks	56,036	415	(1,618)	54,833

Total	$4,378,145	$48,813	$(308,774)	$4,118,183

December 31, 2024	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds
U.S. Governments	$57,201	$545	$(4,369)	$53,377
All Other Governments	16,843	3	(1,356)	15,490
States, Territories and Possessions
(Continued)
16

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
December 31, 2024	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
(Direct and Guaranteed)	197,727	2,847	(15,311)	185,262
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	1,371,041	10,377	(167,191)	1,214,227
Industrial & Miscellaneous (Unaffiliated)	2,607,386	20,263	(210,766)	2,416,883
Hybrid Securities	1,072	47	—	1,119
Preferred Stocks	83,351	1,270	(1,744)	82,876
Total	$4,334,621	$35,352	$(400,737)	$3,969,234
U.S. government and agency obligations include securities issued by Federal National Mortgage Association of $199,042 and $330,617; Federal Home Loan Mortgage Association of $342,636 and $354,506; Government National Mortgage Association of $43,547 and $45,798; and Other Government of $231,700 and $218,603 as of December 31, 2025 and 2024, respectively.
At December 31, 2025 and 2024, the fair value and gross unrealized capital losses of investments in bonds and stock segregated between securities having an unrealized capital loss for less than 12 months and securities having an unrealized capital loss for 12 months or longer were as follows:
December 31, 2025	Less than 12 months		12 months or longer
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds
Issuer Credit Obligations
U.S. Government Obligations	$22,089	$(359)	$245,870	$(50,846)
Other U.S. Government Obligations	—	—	9,813	(1,042)
Municipal Bonds - General Obligations	6,371	(83)	100,486	(11,540)
Municipal Bonds - Special Revenues	23,678	(941)	199,837	(28,986)
Corporate and Other	190,001	(6,543)	659,834	(129,909)
Total Issuer Credit Obligations	$242,139	$(7,926)	$1,215,840	$(222,323)

Asset-backed securities
Residential Mortgage-Backed Securities	$51,271	$(205)	$355,743	$(43,146)
Commercial Mortgage-Backed Securities	9,752	(23)	77,651	(12,188)
Other Asset-Backed Securities	246,934	(1,923)	244,686	(19,422)
Total Asset Backed Securities	$307,957	$(2,151)	$678,080	$(74,756)
Total Bonds	550,096	(10,077)	1,893,920	(297,079)
Preferred Stock	4,907	(36)	3,918	(1,582)
Common Stock	—	—	—	—
Total	$555,003	$(10,113)	$1,897,838	$(298,661)

December 31, 2024	Less than 12 months		12 months or longer
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds
U.S. Governments	$11,677	$(297)	$31,081	$(4,072)
All Other Governments	488	(11)	12,501	(1,345)
States, Territories And Possessions
(Continued)
17

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
December 31, 2024	Less than 12 months		12 months or longer
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(Direct and Guaranteed)	28,697	(529)	93,407	(14,782)
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and their Political Subdivisions	225,296	(2,900)	822,027	(164,291)
Industrial & Miscellaneous (Unaffiliated)	207,609	(6,293)	1,187,532	(204,473)
Hybrid Securities	—	—	—	—
Preferred stocks	7,706	(128)	3,884	(1,616)
Common Stock	—	—	—	—
Total	$481,473	$(10,158)	$2,150,432	$(390,579)
At December 31, 2025, the Company held 1,437 positions where the carrying value exceeded the market value a total of $308,774. Securities with an investment grade rating represented 97% of the gross positions. The largest single position is a GSE RMBS bond where the carrying value exceeds market value by $5,640. The portfolio included 1,163 securities that have been in this position for 12 months or longer, totaling $298,660. The Company views the decrease in value of all of the securities at December 31, 2025 as temporary, expects recovery in market value, anticipates continued payments in accordance with the contractual terms of the securities, and does not intend to sell the investments before recovery of the cost of the investment. Therefore, no impairment of these securities was recorded at December 31, 2025.
The fair value of the Company’s investment in collateralized mortgage obligations (CMOs), including mortgage obligations of the United States governmental agencies at December 31, 2025, was $245,182 compared to a $258,944 carrying value. The average credit quality rating of the Company’s investment in CMOs was AA+ and NAIC 1. The average duration of the CMOs was 9.2 years. The Company’s investment in CMOs, excluding mortgage obligations of the United States governmental agencies, represented 1.4% of the Company’s bond portfolio at December 31, 2025.
The carrying value and statutory fair value of bonds by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Perpetual holdings are included in the due after twenty years classification.
December 31, 2025	Carrying Value	Fair Value
Due in one year or less	$30,908	$31,040
Due after one year through five years	354,554	354,800
Due after five years through ten years	827,916	812,148
Due after ten years through twenty years	1,686,032	1,588,280
Due after twenty years	1,422,698	1,277,081
Total bonds	$4,322,109	$4,063,350
Proceeds from the sale of investments in bonds and stocks during 2025, 2024 and 2023 were $374,387, $151,331 and $275,871, respectively. Gross gains of $4,779, $2,541 and $1,651 and gross losses of $2,423, $1,352 and $19,093 were realized on those sales for 2025, 2024 and 2023, respectively.
(Continued)
18

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Loan-backed and Structured Securities
At December 31, 2025, the Company had loan-backed securities with a fair value of $1,672,138 and a carrying value of $1,710,252. Prepayment assumptions were obtained from broker dealer survey values. The Company had no negative yield situations requiring a change from the retrospective to prospective method. The Company had no concentration of credit risk requiring disclosure under Statement of Statutory Accounting Principle 27. The Company takes into consideration the cash flows of the loan-backed securities under various scenarios to determine if an impairment is other than temporary.
OTTI on loan-backed and structured securities recognized during the year ended December 31, 2025, 2024 and 2023 were as follows:
	Amortized Cost Basis Before OTTI	Interest OTTI	Non Interest OTTI	Fair Value
Year Ended December 31, 2025
Intent to sell	$—	$—	$—	$—
Total	$—	$—	$—	$—
Year Ended December 31, 2024
Intent to sell	$407	$13	$—	$394
Total	$407	$13	$—	$394
Year Ended December 31, 2023
Intent to sell	$6,977	$423	$—	$6,554
Total	$6,977	$423	$—	$6,554
As of December 31, 2025, the Company did not hold any securities for which OTTI was recognized during the current year.
At December 31, 2025, the Company had loan-backed and structured securities with an aggregate unrealized loss of $50,950. The fair value and gross unrealized losses segregated between securities having an unrealized loss for less than twelve months and securities having an unrealized loss for twelve months or longer were as follows:
Less than 12 months		12 months or longer
Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
$208,222	$(852)	$484,404	$(50,099)
Deposits
The carrying value of securities included in bonds which are required by law to be on deposit with governmental authorities, at December 31 were as follows:
	2025	2024
Held for all policyholders	$1,699	$1,703
Held for policyholders in certain states	1,125	1,125
Total deposits	$2,824	$2,828
Federal Home Loan Bank Arrangements
The Company is a member of the Federal Home Loan Bank of Chicago (FHLB) primarily for the purpose of participating in its mortgage-collateralized loan advance program. Under the membership requirements, the Company purchased $32,225 of FHLB capital stock. In exchange, the Company had funding capacity available of $1,442,484 and $1,428,957 at December 31, 2025 and 2024, respectively. Any borrowing from the FHLB requires the purchase of FHLB activity-based common stock in an amount equal to 4.5% of the borrowing, or a lower percentage – such as 2.0% based on the Reduced Capitalization Advance Program. Advances are in the form of funding agreements issued to the FHLB and are therefore reported as deposit-type contracts included in “Policyholder funds on deposit” in the Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company had $908,234 and $877,985 in outstanding advances with
(Continued)
19

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
$1,025,806 and $1,068,441 in assets pledged as collateral to FHLB at December 31, 2025 and 2024, respectively. The outstanding advances mature in January, February, May, August, September and December 2026, and January 2027. The weighted average interest rate was 4.13% as of December 31, 2025. Interest rates reset either monthly or quarterly.
Restricted assets (including pledged) are as follows:
	Gross Restricted							Percentage
	Current Year							Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	Total General Account (G/A)	Total Separate Account (S/A)	Total	Total From Prior Year	Increase/ (Decrease)	Total Current Year Non-admitted Restricted	Total Current Year Admitted Restricted
Subject to repurchase agreements	$—	$—	$—	$13,677	$13,677	$—	$—	— %	— %
FHLB capital stock	32,225	—	32,225	30,875	1,350	—	32,225	0.32%	0.32%
On deposit with states	2,824	—	2,824	2,828	(4)	—	2,824	0.03%	0.03%
Pledged as collateral under FHLB funding agreements	1,025,806	—	1,025,806	1,068,441	(42,635)	—	1,025,806	10.31%	10.33%
Collateral assets received and on balance sheet	12,400	—	12,400	—	12,400	—	12,400	0.12%	0.12%
Total Restricted Assets	$1,073,255	$—	$1,073,255	$1,115,821	$(42,566)	$—	$1,073,255	10.78%	10.80%
Mortgage Loans
Aging analysis of mortgage loans aggregated by type is as follows:
	Residential			Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2025
Recorded Investment (All)
Current	$—	$—	$4	$—	$62,530	$—	$62,530
December 31, 2024
Recorded Investment (All)
Current	$—	$—	$4	$—	$67,950	$—	$67,950
Derivatives
The Company uses derivatives to hedge against market impacts on the interest credited related to fixed indexed annuity (FIA) and indexed universal life (IUL) products offered by the Company. The Company purchases one-year call options, which generally provide for the Company to be paid the one-year appreciation of various published indices, which are used to fund the annual index credits on the indexed products. The Company pays cash to the counterparty at an agreed upon price at the outset of the contract. The counterparty pays a single payment at each due date when applicable.
Call options purchased by the Company do not qualify for hedge accounting treatment. The notional amounts purchased are not an exact match with the index annuity account values, nor do they take into account withdrawals resulting in a hedge that is not “highly effective.” Therefore, derivative instruments are carried at fair value, with changes in fair value recognized in “Change in unrealized capital gains (losses).” Pretax net unrealized gains on derivative assets were $6,018 and $4,192 at December 31, 2025 and 2024, respectively.
The Company utilizes multiple counterparties and evaluates the creditworthiness of the counterparty prior to the purchase of an option contract. Collateral support agreements with each counterparty provide that the Company will receive or pledge financial collateral in the event minimum thresholds have been reached.
(Continued)
20

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Collateral Received and Reflected as Assets Within the Financial Statements
	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)	% of BACV to Total Admitted Assets
December 31, 2025
Cash	$12,400	$12,400	0.12%	0.12%
Total Collateral Assets	$12,400	$12,400	0.12%	0.12%
December 31, 2024
Cash	$6,265	$6,265	0.07%	0.07%
Total Collateral Assets	$6,265	$6,265	0.07%	0.07%
5GI Securities
The Company had four 5GI securities at December 31, 2025.
December 31, 2025
	Number of 5GI Securities		Aggregate BACV		Aggregate Fair Value
Investment	Current Year	Prior Year	Current Year	Prior Year	Current Year	Prior Year
(1) ICO - AC	—	—	—	—	—	—
(2) ABS - AC	2	5	4,566	6,500	4,518	5,579
(3) Preferred Stock - AC	2	—	—	—	—	—
(4) Preferred Stock - FV	—	—	—	—	—	—
(5) Total (1+2+3+4)	4	5	$4,566	$6,500	$4,518	$5,579
	AC – Amortized Cost		FV – Fair Value
Repurchase Agreements
The Company began utilizing repurchase agreements in 2022, whereby the Company agrees to sell and repurchase securities. These agreements are accounted for as financing transactions, with the assets and associated liabilities included in the balance sheet. As of December 31, 2025, the Company has no repurchase agreements.
The maturity time for borrowings are as follows (in thousands):
	2025	2024
Maximum Amount:
Open - No Maturity	$7,008	$7,008
˃ 1 Week to 1 Month	—	$45,000
˃ 1 Month to 3 Months	$5,000	$5,000
Ending Balance
Open - No Maturity	$—	$7,008
˃ 1 Week to 1 Month	$—	$—
˃ 1 Month to 3 Months	$—	$5,000
Collateral received on secured borrowings are as follows (in thousands):
	2025	2024
Maximum Amount:
Cash	$12,008	$50,000
Securities (FV)	$—	$—
Ending Balance
Cash	$—	$12,008
Securities (FV)	$—	$—
(Continued)
21

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The liability to return collateral on secured borrowings are as follows (in thousands):
	2025	2024
Maximum Amount:
Cash (Collateral - All)	$12,031	$50,045
Securities Collateral (FV)	$—	$—
Ending Balance
Cash (Collateral - All)	$—	$12,031
Securities Collateral (FV)	$—	$—
Interest paid totaled $157 in 2025 and $1,721 in 2024.
(3) Reserves
The composition of aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies at December 31 was as follows:
	Aggregate reserves		Mortality table	Interest rates
	2025	2024
Life	$886,512	$908,967	1980 CSO/CET	4.0%-6.0%
	411,036	399,130	2001 CSO	3.5-4.0
	83,549	87,936	1958 CSO/CET	2.5-4.5
	108,114	105,205	Various	2.5-5.5
	138,851	100,379	2017 CSO	0-3.5
	1,725	1,931	1941 CSO	2.5-4.5

Annuity	173,490	180,514	1971 IAM	3.0-5.5
	44,035	46,571	a-1949	3.0-5.5
	336	384	1937 SAT	3.0
	992,897	1,053,941	a-2000	1.0-5.0
	102,916	113,716	1983a	3.0-4.5
	1,185,516	1,079,886	2012 IAR	1.0-4.25

Supplementary contracts with life contingencies	3,922	4,704	1983a	6.25-11.0
	43,010	46,487	a-2000	4.0-7.0
	20	30	1971 IAM	4.5-11.25
	2	2	1937 SAT	3.5
	44,851	44,688	2012 IAR	1.5-4.25
Total	$4,220,782	$4,174,471
At December 31, 2025 for approximately 45%, or $1.1 billion of the deferred annuity account values, the credited interest rate was equal to the minimum guaranteed rate.
Analysis of Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics:
	(1)	(2)	(3)	(4)	(5)
December 31, 2025	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
A. Individual Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$553,577	$—	$—	$553,577	7%
b. At book value less current surrender charge of 5% or more	395,607	—	—	395,607	5%
c. At fair value	—	3,647,668	1,095	3,648,763	44%
(Continued)
22

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
	(1)	(2)	(3)	(4)	(5)
December 31, 2025	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
d. Total with adjustment or at market value (Total of a through c)	949,184	3,647,668	1,095	4,597,947	55%
e. At book value without adjustment (minimal or no charge or adjustment)	3,677,862	—	—	3,677,862	44%
(2) Not subject to discretionary withdrawal	101,404	—	—	101,404	1%
(3) Total (gross)	4,728,449	3,647,668	1,095	8,377,213	100%
(4) Reinsurance ceded	2,290,067	—	—	2,290,067
(5) Total (net) (3) – (4)	$2,438,383	$3,647,668	$1,095	$6,087,146
(6) Amount included in A(1)b above that will move to A(1)e for the first time within the year after the statement date:	$54,294	$—	$—	$54,294

B. Group Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$—	$—	$—	$—	— %
b. At book value less current surrender charge of 5% or more	4,831	—	—	4,831	1%
c. At fair value	—	510,557	—	510,557	77%
d. Total with adjustment or at market value (Total of 1 through 3)	4,831	510,557	—	515,387	78%
e. At book value without adjustment (minimal or no charge or adjustment)	147,784	—	—	147,784	22%
(2) Not subject to discretionary withdrawal	—	—	—	—	— %
(3) Total (gross)	152,615	510,557	—	663,171	100%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net) (3) – (4)	$152,615	$510,557	$—	$663,171
(6) Amount included in B(1)b above that will move to B(1)e for the first time within the year after the statement date:	$1,222	$—	$—	$1,222

C. Deposit-Type Contracts:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$—	$—	$—	$—	— %
b. At book value less current surrender charge of 5% or more	—	—	—	—	— %
c. At fair value	—	—	—	—	— %
d. Total with adjustment or at market value (Total of 1 through 3)	—	—	—	—	—
e. At book value without adjustment (minimal or no charge or adjustment)	34,243	—	—	34,243	4%
(2) Not subject to discretionary withdrawal	908,234	—	—	908,234	96%
(3) Total (gross)	942,477	—	—	942,477	100%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net) (3) – (4)	$942,477	$—	$—	$942,477
(Continued)
23

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
	(1)	(2)	(3)	(4)	(5)
December 31, 2025	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
(6) Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$—	$—	$—	$—

December 31, 2024	(1)	(2)	(3)	(4)	(5)
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
A. Individual Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$438,606	$—	$—	$438,606	5%
b. At book value less current surrender charge of 5% or more	457,2002	—	—	457,002	6%
c. At fair value	—	3,258,914	1,142	3,260,056	41%
d. Total with adjustment or at market value (Total of a through c)	895,608	3,258,914	1,142	4,155,664	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	3,760,189	—	—	3,760,189	47%
(2) Not subject to discretionary withdrawal	105,320	—	—	105,320	1%
(3) Total (gross)	4,761,118	3,258,914	1,142	8,21,174	100%
(4) Reinsurance ceded	2,347,512	—	—	2,347,512
(5) Total (net) (3) – (4)	$2,413,606	$3,258,914	$1,142	$5,673,662
(6) Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$76,009	$—	$—	$76,009

B. Group Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$—	$—	$—	$—	— %
b. At book value less current surrender charge of 5% or more	5,438	—	—	5,438	1%
c. At fair value	—	449,430	—	449,430	74%
d. Total with adjustment or at market value (Total of 1 through 3)	5,438	449,430	—	454,868	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	151,880	—	—	151,880	25%
(2) Not subject to discretionary withdrawal	—	—	—	—	— %
(3) Total (gross)	157,318	449,430	—	606,748	100%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net) (3) – (4)	$157,318	$449,430	$—	$606,748
(6) Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$1,195	$—	$—	$1,195

C. Deposit-Type Contracts:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$—	$—	$—	$—	— %
b. At book value less current surrender charge of 5% or more	—	—	—	—	— %
(Continued)
24

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
December 31, 2024	(1)	(2)	(3)	(4)	(5)
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
c. At fair value	—	—	—	—	— %
d. Total with adjustment or at market value (Total of 1 through 3)	—	—	—	—	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	36,821	—	—	36,821	4%
(2) Not subject to discretionary withdrawal	878,407	—	—	878,407	94%
(3) Total (gross)	915,228	—	—	915,228	100%
(4) Reinsurance ceded				—
(5) Total (net) (3) – (4)	$915,228	$—	$—	$915,228
(6) Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$—	$—	$—	$—

Reconciliation of total annuity actuarial reserves and deposit funds liabilities:	2025	2024

Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$2,499,191	$2,475,012
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	91,806	95,912
Exhibit 7, Deposit-type Contracts, Line 14, Column 1	942,477	915,228
Subtotal	3,533,474	3,486,152
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	4,157,271	3,707,441
Exhibit 3, Line 0399999, Column 2	2,048	2,045
Subtotal	4,159,319	3,709,486
Combined Total	$7,692,793	$7,195,638

Analysis of Life Actuarial Reserves by Withdrawal Characteristics:

December 31, 2025	Account Value	Cash Value	Reserve
A. General Account:
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	$—	$19,493	$34,694
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	95,543	74,104	73,471
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	1,015,525	1,174,267
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	54,828	54,828
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	192,126
b. Accidental Death Benefits	XXX	XXX	232
(Continued)
25

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2025	Account Value	Cash Value	Reserve
c. Disability - Active Lives	XXX	XXX	1,445
d. Disability - Disabled Lives	XXX	XXX	26,615
e. Miscellaneous Reserves	XXX	XXX	80,907
(3) Total (gross: direct + assumed)	95,543	1,163,950	1,638,585
(4) Reinsurance Ceded	—	—	8,801
(5) Total (net) (3) - (4)	$95,543	$1,163,950	$1,629,785

B. Life & Accident & Health Annual Statement:
(1) Exhibit 5, Life Insurance Section, Total (net)	$1,521,673
(2) Exhibit 5, Accidental Death Benefits Section, Total (net)	232
(3) Exhibit 5, Disability - Active Lives Section, Total (net)	1,398
(4) Exhibit 5, Disability - Disabled Lives Section, Total (net)	26,088
(5) Exhibit 5, Miscellaneous Reserves Section, Total (net)	80,394
(6) Subtotal (1+2+3+4+5)	1,629,785

	Account Value	Cash Value	Reserve
Separate Accounts Annual Statement:
(7) Exhibit 3, Line 0199999, Column 2	—
(8) Exhibit 3, Line 0499999, Column 2	—
(9) Exhibit 3, Line 0599999, Column 2	—
(10) Subtotal Lines (7+8+9)	—
(11) Combined Total (6 +10)	$1,629,785

December 31, 2024	Account Value	Cash Value	Reserve
A. General Account:
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	$—	$22,742	$30,296
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	72,937	54,481	54,821
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	1,009,035	1,176,600
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	58,028	58,028
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	XXX	XXX	186,523
b. Accidental Death Benefits	XXX	XXX	253
c. Disability - Active Lives	XXX	XXX	1,579
d. Disability - Disabled Lives	XXX	XXX	27,711
e. Miscellaneous Reserves	XXX	XXX	76,887
(3) Total (gross: direct + assumed)	72,937	1,144,286	1,612,698
(4) Reinsurance Ceded	—	—	9,151
(Continued)
26

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2024	Account Value	Cash Value	Reserve
(5) Total (net) (3) - (4)	$72,937	$1,144,286	$1,603,547

B. Life & Accident & Health Annual Statement:
(1) Exhibit 5, Life Insurance Section, Total (net)	$1,498,343
(2) Exhibit 5, Accidental Death Benefits Section, Total (net)	253
(3) Exhibit 5, Disability - Active Lives Section, Total (net)	1,527
(4) Exhibit 5, Disability - Disabled Lives Section, Total (net)	27,077
(5) Exhibit 5, Miscellaneous Reserves Section, Total (net)	76,348
(6) Subtotal	1,603,547

	Account Value	Cash Value	Reserve
Separate Accounts Annual Statement:
(7) Exhibit 3, Line 0199999, Column 2	—
(8) Exhibit 3, Line 0499999, Column 2	—
(9) Exhibit 3, Line 0599999, Column 2	—
(10) Subtotal (Lines (7) through (9))	—
(11) Combined Total ((6) and (10))	$1,603,547
Policy reserves for losses for accident and health contracts are estimated by the Company’s valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.
Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:
	Aggregate reserves
	2025	2024
Present value of amounts not yet due on claims	$175	$573
Additional contract reserves	30,616	29,395
Unearned premiums and other	—	9
Aggregate accident and health reserves	$30,791	$29,978
Unpaid Benefits
Unpaid benefits consist of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.
Accident and health claim reserves and liabilities include the following:
	2025	2024
Aggregate reserves for accident and health	$30,791	$29,978
Unpaid benefits for accident and health	6,980	6,402
Less: Additional contract reserves	(30,616)	(29,395)
Unearned premiums and other	—	(9)
Accident and health claim reserves and liabilities	$7,155	$6,976
The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.
(Continued)
27

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
	2025	2024	2023
Net balance at January 1	$6,976	$6,947	$6,283
Incurred related to:
Current year	13,252	13,452	12,572
Prior years	(2,326)	(2,073)	(1,230)
Total incurred	10,926	11,379	11,342
Paid related to:
Current year	6,998	7,353	6,719
Prior years	3,748	3,998	3,959
Total paid	10,746	11,351	10,678
Net balance at December 31	$7,155	$6,976	$6,947
As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred decreased by $2,326 in 2025, decreased by $2,073 in 2024, and decreased by $1,230 in 2023. These changes in estimates are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim and loss adjustment expenses.
(4) Related Party Transactions
The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $142,677, $152,534, and $131,774 for management, administrative, data processing, commissions and agency services, utilization of personnel, federal income taxes, and investment advisory services in 2025, 2024 and 2023, respectively.
The Company holds a mortgage loan on the home office property from HMSC in the amount of $28,178 and $28,598 as of December 31, 2025 and 2024, respectively.
The Company had a net balance payable from affiliates of $(3,622) at December 31, 2025 and a net balance receivable from affiliates of $2,947 at December 31, 2024, respectively.
The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its affiliates (see note 5).
ELICA reinsures a small block of Florida whole life business from the Company (see note 8).
The Company has no common stock investments in any upstream companies or affiliates.
The Company assumed all the NTA disability insurance on a funds withheld basis (see note 8).
ELICA made no capital contributions to the Company during the current year.
(Continued)
28

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(5) Federal Income Taxes
The net deferred tax asset (liability) at December 31 and the change from the prior year are comprised of the following components:
1. Components of Net Deferred Tax Asset/(Liability)	2025
	Ordinary	Capital	Total
(a) Total gross deferred tax assets	$62,518	$15,632	$78,150
(b) Statutory valuation allowance adjustments	—	12,472	12,472
(c) Adjusted gross deferred tax assets	62,518	3,160	65,678
(d) Deferred tax assets nonadmitted	20,827	3,160	23,987
(e) Net deferred tax asset (liability)	41,691	—	41,691
(f) Total deferred tax liabilities	28,438	—	28,438
(g) Admitted deferred tax asset (liability)	$13,253	$—	$13,253

	2024
	Ordinary	Capital	Total
(a) Total gross deferred tax assets	$58,423	$6,201	$64,624
(b) Statutory valuation allowance adjustments	—	6,201	6,201
(c) Adjusted gross deferred tax assets	58,423	—	58,423
(d) Deferred tax assets nonadmitted	11,298	—	11,298
(e) Net deferred tax asset (liability)	47,125	—	47,125
(f) Total deferred tax liabilities	32,362	(2,392)	34,754
(g) Admitted deferred tax asset (liability)	$14,763	$(2,392)	$12,371

	Change
	Ordinary	Capital	Total
(a) Total gross deferred tax assets	$4,095	$9,431	$13,526
(b) Statutory valuation allowance adjustments	—	6,271	6,271
(c) Adjusted gross deferred tax assets	4,095	3,160	7,255
(d) Deferred tax assets nonadmitted	9,529	3,160	12,689
(e) Net deferred tax asset (liability)	(5,434)	—	(5,434)
(f) Total deferred tax liabilities	(3,924)	(2,392)	(6,316)
(g) Admitted deferred tax asset (liability)	$(1,510)	$2,392	$882
(Continued)
29

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The amount of adjusted gross deferred tax assets admitted under each component of SSAP 101 is as follows:
2. Admission Calculation Components	2025
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$ —	$ —	$ —
(b) Adjusted gross deferred tax assets expected to be realized (Excluding the amount of deferred tax assets from 2(a) above after application of the threshold limit (the lesser of 2(b)1 and 2(b)2 below)	13,253	—	13,253
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	13,253	—	13,253
(2) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	68,827
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	28,438	—	28,438
(d) Deferred tax assets admitted as the result of application of SSAP 101 (Total 2(a) + 2(b) + 2(c))	$41,691	$—	$41,691

	2024
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$ —	$ —	$ —
(b) Adjusted gross deferred tax assets expected to be realized (Excluding the amount of deferred tax assets from 2(a) above after application of the threshold limit (the lesser of 2(b) 1 and 2(b)2 below)	12,371	—	12,371
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	12,371	—	12,371
(2) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	73,873
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	34,754	—	34,754
(d) Deferred tax assets admitted as the result of application of SSAP 101(Total 2(a)+2(b)+2(c))	$47,125	$—	$47,125

(Continued)
30

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
	Change
	Ordinary	Capital	Total
(a) Federal income tax paid in prior years recoverable through loss carrybacks	—	—	—
(b) Adjusted gross deferred tax assets expected to be realized (Excluding the amount of deferred tax assets from 2(a) above after application of the threshold limit (the lesser of 2(b) 1 and 2(b)2 below)	882	—	882
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	882	—	882
(2) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	(5,046)
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	(6,316)	—	(6,316)
(d) Deferred tax assets admitted as the result of application of SSAP 101(Total 2(a)+2(b)+2(c))	$(5,434)	—	$(5,434)
Other admissibility criteria include:
	2025	2024
Ratio percentage used to determine recovery period and threshold limitation amount	767%	803%
Amount of adjusted capital and surplus used to determine the recovery period and threshold limitation above	$458,849	$492,490
The Company did not utilize tax planning strategies in determining the amount of adjusted gross and net admitted deferred tax assets. As of December 31, 2025, the Company had no temporary differences for which a deferred tax liability was not recognized.
Current income taxes incurred consists of the following major components:
	2025	2024	Change
Federal	$22,781	$13,512	$9,269
Foreign	—	—	—
Subtotal	22,781	13,512	9,269
Federal income tax on net capital gains	4,411	2,366	2,045
Utilization of capital loss carry-forwards	(96)	—	(96)
Federal and Foreign income taxes incurred	$27,096	$15,878	$11,218
Deferred income tax assets and liabilities consist of the following major components:
	2025	2024	Change
Deferred tax assets:
Ordinary:
Policyholder reserves	$43,934	$42,223	$1,711
Investments	581	530	51
Deferred acquisition costs	14,105	12,727	1,378
Compensation and benefit accrual	3,224	2,347	877
Pension accrual	363	189	174
Receivables – nonadmitted	197	226	(29)
Other	114	181	(67)
(Continued)
31

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
	2025	2024	Change
Subtotal	62,518	58,423	4,095
Nonadmitted deferred tax assets	20,827	11,298	9,529
Admitted ordinary deferred tax assets	$41,691	$47,125	$(5,434)
Capital:
Investments	$15,632	$4,916	$10,716
Net capital loss carry-forward	—	1,285	(1,285)
Subtotal	15,632	6,201	9,431
Statutory valuation allowance adjustment	12,472	6,201	6,271
Nonadmitted deferred tax assets	3,160	—	3,160
Admitted capital deferred tax assets	$—	$—	—
Total admitted deferred tax assets	$41,691	$47,125	$(5,434)

	2025	2024	Change
Deferred tax liabilities:
Ordinary:
Investments	$14,309	$17,108	$(2,799)
Fixed assets	1,291	1,358	(67)
Deferred and uncollected premium	10,493	10,512	(19)
Policyholder reserves (transition rule)	—	3,290	(3,290)
Policyholder reserves	1,737	—	1,737
Other	609	94	515
Total ordinary deferred tax liabilities	$28,438	$32,362	$(3,924)
Capital:
Investments	$—	$2,392	$(2,392)
Total capital deferred tax liabilities	—	2,392	(2,392)
Total deferred tax liabilities	$28,438	$34,754	$(6,316)
Net deferred tax asset	$13,253	$12,371	$882
The Company’s income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 21% to income before income taxes as follows:
	2025	2024	2023
Income before taxes	$64,017	$77,436	$40,103
Expected income tax expense at 21% statutory rate	$13,443	$16,262	$8,422
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	$(2,303)	$(1,876)	$(1,723)
Tax-exempt interest	(1,501)	(1,548)	(1,478)
Tax adjustment for IMR	163	224	(144)
Nondeductible compensation accruals	147	662	207
Reserves	1,728	—	—
Deferred tax benefit on nonadmitted assets	(147)	(199)	(288)
Options	383	(485)	2,034
Return to provision	357	1,368	699
Prior period investment error correction	(1,410)	—	—
Gain on reinsurance ceded	(506)	(539)	(492)
Change in valuation allowance	6,271	(680)	5,104
Other	(261)	51	41
(Continued)
32

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
	2025	2024	2023
Total income tax expense reported	$16,364	$13,240	$12,382
Current income tax expense incurred	$27,096	$15,878	$13,245
Change in deferred income tax	(13,571)	(5,638)	2,922
Change in deferred tax on unrealized gains and losses	2,839	3,000	(3,785)
Total income tax expense reported	$16,364	$13,240	$12,382
At December 31, 2025, the Company had no capital loss carryforward available to offset future taxable income.
At December 31, 2025, the Company had no deposits reported as admitted assets under Section 6603 of the Internal Revenue Code.
At December 31, 2025, the Company’s federal income tax returns for years prior to 2022 are no longer subject to examination by the Internal Revenue Service (IRS).
The Company records liabilities for potential tax contingencies where it is more-likely-than-not that the position will not be sustained upon audit by taxing authorities. Potential tax contingencies are reevaluated routinely and, if applicable, are adjusted appropriately based upon changes in facts or law. The Company has no unrecorded tax contingencies.
A reconciliation of the beginning and ending amount of tax contingencies is as follows:
	2025	2024	2023
Balance as of beginning of the year	—	—	$29
Increases related to prior year tax contingencies	—	—	—
Decreases related to prior year tax contingencies	—	—	—
Increases related to current year tax contingencies	—	—	—
Lapse of statute	—	—	(29)
Balance as of the end of the year	$—	$—	$—
The Company classifies all tax-related interest and penalties as income tax expense.
(6) Restrictions of Surplus
The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus (greater of current year statutory net income or 10% of surplus). Dividends which may be paid to the Parent Company during 2026 without prior approval are approximately $39,400. Ordinary dividends of $37,000 and $15,500 were paid in 2025 and 2023, respectively. Extraordinary dividends of $9,000, $63,600, and $56,000 were paid in 2025, 2024, and 2023 respectively. The Company obtained approval from the Illinois Department of Insurance prior to paying the extraordinary dividends.
(7) Fair Value of Financial Instruments
The Company’s financial assets and financial liabilities measured and reported at fair value have been classified, for disclosure purposes, in accordance with SSAP 100, Fair Value Measurements. SSAP 100 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.
The Company has categorized its assets and liabilities that are measured and reported at fair value into a three-level fair value hierarchy as reflected in the table below. The three-level fair value hierarchy is based on the degree of subjectivity inherent in the valuation method for which fair value was determined. The three levels are defined as follows.
Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities (both common stock and preferred stock) that are traded in an active exchange market as well as U.S. Treasury debt.

(Continued)
33

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Level 2
Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities. Level 2 assets and liabilities include debt and equity securities with quoted prices that are traded less frequently than exchange-traded instruments or values based on discounted cash flows with observable inputs. This category generally includes certain U.S. Government and agency mortgage-backed debt, non-agency structured debt, corporate fixed maturity debt, preferred stock and derivatives.

Level 3
Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, certain discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation and for which the significant inputs are unobservable. This category generally includes certain private debt and equity securities.

Fair value for assets and liabilities measured and reported at fair value are as follows:
December 31, 2025
Description	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Perpetual Preferred Stocks
Industrial and Misc.	$1,325	$32,876	$—	$34,201
Total Preferred Stocks	$1,325	$32,876	$—	$34,201
Bonds
Issue Credit Obligations	$—	$1,310	$—	$1,310
Asset-Backed Securities	$—	$—	$—	$—
Total Bonds	$—	$1,310	$—	$1,310
Common Stock
Industrial and Misc.	$4	$32,225	$63	$32,293
Total Common Stock	$4	$32,225	$63	$32,293
Derivatives
Interest Rate Contracts	$—	$—	$—	$—
Foreign Exchange Contracts	$—	$—	$—	$—
Option Contracts	$—	$21,556	$—	$21,556
Credit Contracts	$—	$—	$—	$—
Commodity Futures Contracts	$—	$—	$—	$—
Commodity Forward Contracts	$—	$—	$—	$—
Total Derivatives	$—	$21,556	$—	$21,556
Separate Account Assets	$4,157,405	—	—	$4,157,405
Total assets at fair value	$4,158,734	$87,967	$63	$4,246,765
Liabilities at fair value:
Separate Account Liabilities	$4,157,405	—	—	$4,157,405
Total liabilities at fair value	$4,157,405	—	—	$4,157,405
December 31, 2024
Description	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Preferred Stock
Industrial and Misc.	$1,390	$55,218	$1,727	$58,335
Total Preferred Stocks	$1,390	$55,218	$1,727	$58,335
(Continued)
34

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Description	Level 1	Level 2	Level 3	Total
Bonds
Industrial and Misc.	$—	$2,615	$—	$2,615
Total Bonds	$—	$2,615	$—	$2,615
Common Stock
Industrial and Misc.	$—	$30,875	$2,689	$33,564
Total Common Stock	$—	$30,875	$2,689	$33,564
Derivatives	$—	$18,527	$—	$18,527
Separate Account Assets	$3,708,846	—	—	$3,708,846
Total assets at fair value	$3,710,236	$107,235	$4,416	$3,821,887
Liabilities at fair value:
Separate Account Liabilities	$3,708,846	—	—	$3,708,846
Total liabilities at fair value	$3,708,846	—	—	$3,708,846

At the end of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred into or out of Level 3. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial asset or financial liability, including estimates of timing, amount of expected future cash flows and the credit standing of the issuer. In some cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial asset or financial liability. The disclosed fair values do not reflect any premium or discount that could result from offering for sale at one time an entire holding of a particular financial asset or financial liability. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2 or from Level 2 to Level 3. Potential taxes and other expenses that would be incurred in an actual sale or settlement are not reflected in amounts disclosed.
Rollforward of Level 3 items are as follows:
Description	Balance at 1/1/2025	Transfers into Level 3	Transfers out of Level 3	Total gains and losses included in Net Income	Total gains and losses included in Surplus	Purchases	Settlements/ Sales/ Distributions	Balance at 12/31/2025
Financial Instruments
Corporate Bonds	$—	$—	$—	$—	$—	$—	$—	$—
Preferred Stock Perpetual	—	—	—	—	—	—	—	—
Preferred Stock Redeemable	1,727	—	—	—	(1,727)	—	—	—
Common Stock	2,689	—	—	—	(2,626)	—	—	63
Total Assets	$4,416	$—	$—	$—	$(4,353)	$—	$—	$63
Policy on Transfers Into and Out of Level 3
At the end of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred into or out of Level 3. At December 31, 2025, the Company had no transfers into and out of Level 3.
The fair value for all financial instruments are as follows:
(Continued)
35

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
December 31, 2025
Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)
Financial instruments – Assets
Issuer Credit Obligations	$1,965,810	$2,168,973	$17,310	$1,890,922	$57,578	$—
Asset-Backed Securities	2,097,540	2,153,136	—	1,813,424	284,115	—
Preferred Stocks	54,833	56,036	6,232	36,794	11,807	—
Common Stocks	32,293	32,293	4	32,225	63	—
Derivatives	21,556	21,556	—	21,556	—	—
Cash Equivalents	59,821	59,821	59,821	—	—	—
Mortgage Loans and Policy Loans	196,036	190,303	—	—	196,036	—
Other Invested Assets	862,258	858,184	—	13,338	27,473	821,446
Separate Account Assets	4,157,405	4,157,405	4,157,405	—	—	—
Total Assets	$9,447,552	$9,697,707	$4,240,772	$3,808,259	$577,072	$821,446
Financial instruments – Liabilities
Separate Accounts Liabilities	$4,157,405	$4,157,405	$4,157,405	$—	$—	$—
Policy Reserve Fixed Annuity	2,343,889	2,490,786	—	—	2,343,889	—
Experience Life Policy Account	52,907	54,828	—	—	52,907	—
Other Policyholder Funds*	945,496	945,496	—	908,234	37,262	—
Total Liabilities	$7,499,697	$7,648,515	$4,157,405	$908,234	$2,434,058	$—
*Other policyholder funds level 2 liabilities consist of Federal Home Loan Bank repayment obligations and associated interest. Level 3 liabilities relate to supplemental contracts, and other policy owner funds held.
December 31, 2024
Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)
Financial instruments – Assets
Bonds	$3,886,359	$4,251,269	$2,704	$3,508,786	$374,868	$—
Preferred Stocks	82,876	83,351	9,095	59,103	14,679	—
Common Stocks	33,564	33,564	—	30,875	2,689	—
Derivatives	18,527	18,527	—	18,527	—	—
Cash Equivalents	16,586	16,586	16,586	—	—	—
Mortgage Loans and Policy Loans	204,229	198,114	—	—	204,229	—
Other Invested Assets	874,011	872,373	—	12,371	30,938	830,702
Separate Account Assets	3,708,846	3,708,846	3,708,846	—	—	—
Total Assets	$8,824,998	$9,182,630	$3,737,231	$3,629,662	$627,403	$830,702
Financial instruments – Liabilities
Separate Accounts Liabilities	$3,708,846	$3,708,846	$3,708,846	$—	$—	$—
Policy Reserve Fixed Annuity	2,293,130	2,466,602	—	—	2,293,130	—
Experience Life Policy Account	56,443	58,028	—	—	56,443	—
Other Policyholder Funds*	$917,630	$917,630	—	$877,985	$39,645	$—
Total Liabilities	$6,976,049	$7,151,106	$3,708,846	$877,985	$2,389,218	$—
The valuation of hard-to-value debt securities is more subjective because the markets are less liquid and there is a lack of observable market-based inputs. When the pricing sources cannot provide fair value determinations, the Company obtains non-binding price quotes from broker-dealers. For those securities where the investment manager cannot obtain broker-dealer quotes, they will model the security, generally using anticipated cash flows of the underlying collateral. The
(Continued)
36

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
selection of the market inputs and assumptions used to estimate the fair value of hard-to-value debt securities require judgment and include: benchmark yield, liquidity premium, estimated cash flows, prepayment and default speeds, spreads, weighted average life, and credit rating. The extent of the use of each market input depends on the market sector and the market conditions. Depending on the security, the priority of the use of inputs may change or some market inputs may not be relevant. For some securities, additional inputs may be necessary.
The Company analyzes price and market valuations received to verify reasonableness, to understand the key assumptions used and their sources, to conclude the prices obtained are appropriate, and to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on this evaluation and investment class analysis, each price is classified into Level 1, 2, or 3. The Company’s debt securities portfolio is primarily publicly traded, which allows for a high percentage of the portfolio to be priced through pricing services. The remainder of the portfolio was priced by broker-dealers or pricing models. When non-binding broker-dealer quotes could be corroborated by comparison to other vendor quotes, pricing models or analysis, the securities were generally classified as Level 2, otherwise they were classified as Level 3. There were no significant changes to the valuation process during 2025.
Fair values of common stocks have been determined by the Company from quotations of the underlying securities. Securities where a public quotation is not available are valued by using non-binding broker quotes or through the use of pricing models or analysis that is based on market information regarding interest rates, credit spreads and liquidity. The fair value of the FHLB membership and activity stocks is based on redemption value which is equal to par value.
Fair values of redeemable preferred stocks are carried at cost, less any impairment adjustments or at the lower of cost or fair value, depending on the NAIC designation of the security. Perpetual preferred stocks are carried at fair value, not to exceed any currently effective call price. Fair value is derived using third party pricing services and, when not available, preferred stocks are valued using non-binding broker quotes.
The fair values of derivatives, all call options, are based on the amount of cash expected to be received to settle each derivative instrument on the reporting date. These amounts are obtained from each of the counterparties using industry accepted valuation models and are adjusted for the nonperformance risk of each counterparty including an assessment of any collateral held.
Fair values of the Separate Account assets are based on the calculated net asset value (NAV) of the underlying sub-accounts. Investment performance related to these assets is fully offset by corresponding amounts credited to contract holders with the liability reflected within Separate Account liabilities. Separate Account liabilities are equal to the estimated fair value of Separate Account assets.
For short-term fixed income securities, because of the nature of these assets, carrying amounts generally approximate fair values, which have been determined from public quotations, when available.
The fair value of policy loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans.
Collateral loans are carried at amortized cost plus accrued interest. Income is accrued at the stated coupon and amortization/accretion if purchased at a premium/discount.
Within “Other invested assets”, the fair value in limited liability companies is based on the underlying audited GAAP equity of the Company’s proportionate interest in the partnership.
The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities.
Policyholder funds on deposit include liabilities related to supplementary contracts without life contingencies and dividend accumulations, which represent deposits that do not have defined maturities and advances under FHLB funding agreements. Policy holder funds on deposit are carried at cost, which management believes is a reasonable estimate of fair value due to the relatively short duration of these deposits, based on the Company’s past experience.
There were no significant changes to the valuation process during 2025.
(Continued)
37

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(8) Reinsurance
The Company cedes reinsurance primarily to limit losses from large exposures and to permit recovery of a portion of direct losses; however, such a transfer does not relieve the Company of its primary obligation to the policyholders. The Company regularly monitors the financial strength rating of its reinsurers.
Effective August 1, 2023, a reinsurance agreement with Horace Mann Life (HML) was terminated whereby Arizona policies are no longer assumed from HML. Under the commutation HML recaptured $17,701 in policy and claim reserves. No premium benefit to surplus was recognized under the transaction.
Effective October 1, 2020 the Company assumed from NTA 100% of the liabilities and obligations associated with the disability income insurance policies written and issued by NTA on or after January 1, 1996 on all policy forms, including the riders and endorsements thereto. The disability reserves assumed by the Company represent 99.8% of total NTA disability reserves, and as of December 31, 2025 were valued at $37,511. Reinsurance was structured as coinsurance with funds withheld. Under this structure policy issuance, collection of premium, administration, and adjudication of claims are handled by NTA. Assets supporting the policy block are held by NTA and carried as a liability on its balance sheet. The Company maintains a corresponding asset. Reserves, paid losses, and premiums are ceded from NTA to the Company without discount.
Effective April 1, 2019, the Company reinsured a $2,358,248 block of contract liabilities related to legacy individual annuities written in 2002 or earlier with a minimum guaranteed crediting rate of 4.5%. The initial reserve transfer resulted in a gain of $54,681 which was transferred to surplus and will be recognized as commissions and expense allowances on reinsurance ceded in the statement of operations as earnings emerge from the business reinsured. During 2025, $2,410 of the surplus benefit recognized in 2019 was amortized into income. Reserves for the ceded fixed annuity block were $2,290,067 and $2,347,512 for 2025 and 2024, respectively. Reinsurance is structured as a coinsurance agreement with A+ rated RGA Reinsurance Company. For years ended December 31, 2025 and 2024 the contract reinsured $786,876 and $756,130 of variable annuities under modified coinsurance.
The maximum amount of direct individual ordinary insurance retained on any standard life is $500. Amounts in excess of the retained portion are ceded on a yearly renewable term basis of reinsurance. The Company also maintains a life catastrophe reinsurance program. In 2024, the Company reinsured 100% of the catastrophe risk in excess of $1,000 up to $35,000 per occurrence, with one reinstatement. The Company’s catastrophe risk reinsurance program covers acts of terrorism and includes nuclear, biological and chemical explosions but excludes other acts of war.
According to SSAP 61 Life, Deposit-Type and Accident and Health Reinsurance, paragraph 74.d., initial gains on reinsurance net of tax are recorded as a gain or loss in surplus. In subsequent years, the ceding entity recognizes income for the net-of-tax profits that emerged on the reinsured block of business with a corresponding decrease in the gain or loss in surplus. The Company reported amortization of $2,410 and $2,566 in 2025 and 2024, respectively, of the gains in surplus on such agreements. The balance of unamortized gains in surplus on these agreements is $38,675 and $41,085 on December 31, 2025 and 2024, respectively.
(Continued)
38

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Information with respect to reinsurance ceded and assumed by the Company is set forth below.
	2025	2024	2023
Direct life insurance premiums	$135,990	$129,136	$125,577
Life insurance premiums ceded:
To ELICA	84	99	(15,724)
To other companies	6,739	7,132	7,066
Net life insurance premiums as reported	129,167	121,905	134,235
Life insurance reserves ceded:
To ELICA	1,886	2,018	2,008
To other companies	6,915	7,133	6,650
Total life reserves ceded	8,801	9,151	8,658
Direct accident and health premiums
Direct accident and health premium	229	1,335	1,750
Assumed from NTA	29,066	28,778	28,040
Ceded accident and health premium	—	430	569
Net accident and health premium	$29,295	$29,683	$29,221
Accident and health reserves	260	988	2,035
Assumed from NTA	30,616	29,404	28,442
Ceded to other companies	85	415	910
Net accident and health reserves	30,791	29,977	29,567
Direct annuity premiums	505,722	481,217	485,699
Annuity premiums ceded:
To other companies	38,955	42,472	44,768
Net annuity premiums as reported	466,767	438,745	440,931
Annuity reserves ceded:
To other companies	$2,290,067	$2,347,512	$2,404,125
In 2025 the Company has taken $110 of reinsurance credits for reinsurance contracts that the reinsurer may unilaterally cancel. No aggregate reduction in surplus would be anticipated upon the cancellation of the contracts. The Company has no reinsurance agreements in effect such that the amount of losses paid through the statement date would result in a payment to the reinsurer that in the aggregate exceeds the total direct premium collected under the reinsured policies. No new reinsurance agreements have been executed or amended to include policies or contracts which were in-force or which had existing reserves established by the Company as of the effective date of the agreement. The Company has no uncollectible reinsurance and there were no commutations of ceded reinsurance during the year.
(9) Pension Plans and Other Postretirement Benefits
The Company is a member of the Horace Mann group of insurance companies. All the Company's personnel are employees of HMSC. Salaries, pension and related benefits are allocated to the Company for these services.
Employees participate, to the extent they meet the minimum eligibility requirements, in various benefit plans sponsored by HMSC. HMSC sponsors two qualified and three non-qualified retirement plans. Expense allocated to the Company in 2025, 2024 and 2023 for the qualified plans was $2,592, $2,659 and 2,494, respectively. Expense allocated to the Company in 2025, 2024 and 2023 for the non-qualified plans was $182, $180 and $211, respectively.
Substantially all employees participate in a 401(k) plan. HMEC matches each dollar of employee contributions in the 401(k) plan up to a 5% maximum which vests after 5 years of service – in addition to providing an automatic 3% “safe harbor” contribution which vests immediately. All assets for the plan are held in the plan trust.
(Continued)
39

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Employees, who were hired prior to 1998, have a vested accrued benefit in a frozen qualified defined benefit plan. Participants’ ceased accruing benefits for earnings and years of service in the frozen qualified defined benefit plan in 2002. The Parent's policy for the frozen defined benefit plan is to contribute to the plan amounts which are actuarially determined to provide sufficient funding to meet future benefit payments as defined by federal laws and regulations. During September 2025, the Parent's Board of Directors approved a plan to effect the termination of the frozen qualified defined benefit plan. This termination became effective November 2025 and was completed in December 2025 with the liquidation of the plan's assets.
Certain employees participate in a non-qualified defined contribution plan while certain retirees are receiving benefits under two frozen non-qualified supplemental defined benefit plans. The non-qualified plans were established for specific employees whose otherwise eligible earnings exceeded the statutory limits under the qualified plans. Benefit accruals under the non-qualified defined benefit plans were frozen in 2002 and all participants are currently in payment status. Both the non-qualified frozen defined benefit plans and the non-qualified contribution plan are unfunded plans with contributions made at the time payments are made to participants.
The Company has no legal obligation for benefits under these plans.
(10) Variable Annuities Assets and Liabilities Held in Separate Accounts
The Company utilizes separate accounts to record and account for assets and liabilities related to variable annuities invested in various mutual funds. In accordance with the state of Illinois procedures, the variable annuities in the separate account are permitted by code section 215 ILCS 5/245.21. As of December 31, 2025 and 2024, all the separate account assets are legally insulated from the Company’s general account claims.
The separate accounts held by the Company relate to individual and group variable annuities of a nonguaranteed return nature and no risk charges have been paid by the separate accounts for guarantees. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative. The assets and liabilities of the separate accounts are carried at fair value. Certain policies provide a guaranteed minimum death benefit, the reserve for which is held in the aggregate reserves of the Company’s general account.
Information regarding the separate accounts of the Company is as follows:
	2025	2024
Legally insulated assets by product:
Individual Annuity	$3,643,789	$3,256,363
Supplemental Contracts	2,048	2,045
Group Annuities	511,567	450,437
Total	$4,157,405	$3,708,846
Reconciliation of transfers to (from) separate account is as follows:
Net transfers are included in provisions for claims and benefits in the statutory statement of operations.
	2025	2024
Transfers to separate accounts	$293,814	$266,175
Transfers from separate accounts	(344,560)	(310,588)
Net transfers to separate accounts	$(50,746)	$(44,413)
(Continued)
40

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(11) Retained Assets
Retained Assets are structured as drafts and are included in “Policyholder funds on deposit” in the Statement of Admitted Assets, Liabilities and Capital and Surplus. Interest rates paid during 2024 varied from 1.0% to 4.0% per annum. Interest is credited monthly. Fees are not charged on retained asset accounts. The default for settling life claims is full cash settlement. Assets are retained only if the beneficiary selects that option.
Number and balance of retained asset accounts in force at December 31 were as follows:
	2025		2024
	Number	Balance	Number	Balance
Up to and including 12 months	6	$1,122	4	$246
13 to 24 months	4	199	8	272
25 to 36 months	5	122	14	503
37 to 48 months	11	291	20	963
49 to 60 months	17	808	13	340
Greater than 60 months	143	4,808	157	4,988
Total	186	$7,350	216	$7,312
The following table provides a reconciliation of beginning and ending retained assets for the year ended December 31, 2025:
	Individual Number	Individual Balance/ Amount	Group Number	Group Balance/ Amount
Number/balance of retained assets at the beginning of the year	215	$7,307	2	$5
Number/amount of retained assets account issued/added during the year	10	2,485	—	—
Investment earnings credited to retained asset accounts during the year	—	108	—	—
Fees and other charges assessed to retained asset accounts during the year	—	—	—	—
Number/amount of retained assets accounts transferred to state unclaimed property fund during the year	—	—	—	—
Number/amount of retained asset accounts closed/withdrawn during the year	43	2,586	1	2
Number/balance of retained asset accounts at the end of the year	182	$7,314	1	$3
(Continued)
41

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(12) Contingencies, Assessments and Legal Proceedings
Contingencies
From time to time, the Company has outstanding commitments to purchase investments and/or commitments to lend funds under bridge loans. Unfunded commitments to purchase investments were $299,134 for the year ended December 31, 2025.
Guarantee Assessments
The Company may be subject to guaranty fund and other assessments by the states in which it writes business. The Company’s policy is to accrue guaranty fund assessments when the entity for which the insolvency relates has met the applicable state of domicile’s statutory definition of insolvent and the amount of loss is reasonably estimable. In most states the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation.
As of December 31, 2025, the Company had not accrued for any assessments. Premium tax offsets related to guaranty fund assessments totaled $1,704 as of December 31, 2025 and $1,611 as of December 31, 2024. This amount is included in guaranty funds receivable and is expected to be realized over a period not more than 10 years following payment. The following table reflects the current year change in premium tax offsets benefit on a direct basis:
	2025	2024
Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year-end	$1,611	$202
Decreases current year:
Premium tax offsets	17	13
Amounts no longer available for offset	1	—
Increases current year
Premium tax offsets paid and accrued	110	1,423
Other increases	1	—
Assets recognized from paid and accrued premium tax offsets and policy surcharges current year-end.	$1,704	$1,611
Legal Proceedings
There are various lawsuits and legal proceedings against the Company. Management and legal counsel are of the opinion that the ultimate disposition of such litigation will have no material adverse effect on the Company’s financial position.
The Company paid claims-related extra contractual obligations and bad faith losses of $4, $9 and $10 during 2025, 2024 and 2023, respectively. The number of claims paid to settle claims-related extra contractual obligations or bad faith losses resulting from lawsuits was between 0-25 in 2025, 2024 and 2023.
(Continued)
42

HORACE MANN LIFE INSURANCE COMPANY
SUMMARY OF INVESTMENTS – OTHER THAN INVESTMENTS IN RELATED PARTIES – SCHEDULE I
December 31, 2025
(In thousands)
Type of investments	Cost (1)	Statutory Fair Value	Amount shown in Balance Sheet
Debt securities:
Issuer credit obligations
US Government Obligations	$17,523	$17,310	$17,523
Other US Government Obligations	305,912	255,140	305,912
Non-U.S. Sovereign Jurisdiction Securities	10,855	9,813	10,855
Municipal Bonds – General Obligations	183,085	174,723	183,085
Municipal Bonds - Special Revenues	365,776	346,470	365,776
Project Finance Bonds Issued by Operating Entities	1,013	1,048	1,013
Corporate Bonds	1,250,927	1,128,446	1,250,927
Single Entity Backed Obligations	30,444	29,453	30,444
Bank loans - Issued	1,624	1,590	1,624
Bank loans - Acquired	1,388	1,388	1,388
Other issuer credit obligations	425	429	425
Total Issuer Credit Obligations	$2,168,972	$1,965,810	$2,168,972
Asset- backed securities:
Financial Asset Backed - Self-liquidating	$2,028,366	$1,976,681	$2,028,366
Financial Asset-Backed - Not Self-Liquidating - Other Financial Asset-Back Securities	124,771	120,858	124,771
Total Asset Backed Securities	2,153,137	2,097,540	2,153,137
Total debt securities	$4,322,109	$4,063,350	$4,322,109
Equity securities:
Preferred stocks:
Industrial and miscellaneous	$68,814	$54,833	$56,036
Common stocks	32,230	32,293	32,293
Total equity securities	$101,044	$87,126	$88,329
Mortgage loans on real estate	$62,530	XXX	$62,530
Real estate	—	XXX	—
Contract loans	127,773	XXX	127,773
Cash, cash equivalents and short-term investments	80,377	XXX	80,377
Receivable for securities	5,820	XXX	5,820
Derivatives	21,556		21,556
Other investments	858,184	XXX	858,184
Total investments	$5,579,393		$5,566,678
(1) Securities are carried at cost or amortized cost
See accompanying independent auditors’ report.
43

HORACE MANN LIFE INSURANCE COMPANY
SUPPLEMENTARY INSURANCE INFORMATION – SCHEDULE III
For the years ended December 31, 2025, 2024 and 2023
(In thousands)
	As of December 31,				For the years ended December 31,
Segment	Deferred policy acquisition cost (1)	Future policy benefits losses, claims and loss expenses (3)	Unearned premiums (3)	Other policy claims and benefits Payable (3)	Premium revenue and annuity, pension and other contract considerations	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs (1)	Other operating expenses	Premiums written (2)
2025:
Life	$—	$1,644,102	$—	$1,413	$129,167	$86,359	$136,623	$—	$50,329	$—
Annuity	—	2,514,344	—	2,128	466,767	174,946	589,643	—	89,355	—
Supplementary Contracts	—	91,806	—	939,426	2,144	9,297	10,643	—	36	—
Accident and Health	—	37,772	3	—	29,295	189	12,138	—	13,518	—
Total	$—	$4,288,024	$3	$942,967	$627,373	$270,791	$749,047	$—	$153,238	$—
2024:
Life	$—	$1,629,914	$—	$1,514	$121,905	$87,134	$134,656	$—	$47,645	$—
Annuity	—	2,475,012	—	1,993	438,746	184,570	551,468	—	84,770	—
Supplementary Contracts	—	95,912	—	911,801	2,046	5,096	11,067	—	502	—
Accident and Health	—	36,380	25	4	29,683	228	12,355	—	13,571	—
Total	$—	$4,237,218	$25	$915,312	$592,380	$277,028	$709,546	$—	$146,488	$—
2023:
Life	$—	$1,585,237	$—	$1,562	$134,235	$80,740	$149,935	$—	$44,611	$—
Annuity	—	2,509,847	—	1,997	440,931	164,761	546,875	—	72,501	—
Supplementary Contracts	—	100,719	—	854,076	4,798	9,545	8,663	—	786	—
Accident and Health	—	35,390	31	24	29,221	257	13,065	—	13,172	—
Total	$—	$4,231,193	$31	$857,659	$609,185	$255,303	$718,538	$—	$131,070	$—
(1)
Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.
(2)
Does not apply to life insurance.
(3)
Advance premiums and other deposit funds are included in other policy claims and benefits payable.
See accompanying independent auditors’ report.
44

HORACE MANN LIFE INSURANCE COMPANY
REINSURANCE – SCHEDULE IV
For the years ended December 31, 2025, 2024 and 2023
(In thousands)
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2025 Life insurance in force	$21,517,122	$4,129,388	$—	$17,387,734	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$135,990	$6,823	$—	$129,167	0.0%
Annuity	505,722	38,955	—	466,767	0.0%
Supplementary contracts	2,144	—	—	2,144	0.0%
Accident and health	229	—	29,066	29,295	99.2%
Total premiums	$644,085	$45,778	$29,066	$627,373	4.6%
2024: Life insurance in force	$21,264,443	$4,211,118	$—	$17,053,325	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$129,136	$7,231	$—	$121,905	0.0%
Annuity	481,218	42,472	—	438,746	0.0%
Supplementary contracts	2,046	—	—	2,046	0.0%
Accident and health	1,335	430	28,778	29,683	97.0%
Total premiums	$613,735	$50,133	$28,778	$592,380	4.9%
2023: Life insurance in force	$21,144,580	$4,376,330	$—	$16,768,250	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$125,577	$(8,658)	$—	$134,235	0.0%
Annuity	485,699	44,768	—	440,931	0.0%
Supplementary contracts	4,798	—	—	4,798	0.0%
Accident and health	1,750	569	28,040	29,221	96.0%
Total premiums	$617,824	$36,679	$28,040	$609,185	4.6%
See accompanying independent auditors’ report.
45

PART C: OTHER INFORMATION
HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Item 27. Exhibits
(a) Board of Directors Resolution(3)
(b) Not Applicable
(c) Underwriting Contracts(4)
(d) Contracts(3)
(d)(1) Certificates(3)
(d)(2) Endorsements(5)
(e) Applications/Enrollment Forms(3)
(f) Depositor’s Certificate of Incorporation and By Laws(2)
(g) Not Applicable
(h) Participation Agreements
(1) American Funds(6)
(2) BlackRock Variable Series Funds(6)
(3) Calvert Variable Service, Inc and Calvert Variable Products, Inc.(6)
(4) Dreyfus Investment Portfolios(6)
(5) Dreyfus Investment Portfolios Second Amendment(6)
(6) Fidelity Investments Institutional Operations and Fidelity Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III(6)
(7) Franklin Templeton Variable Insurance Products Trust(6)
(8) Goldman Sachs Variable Insurance Trust(6)
(9) Janus Aspen Series Amendment(8)
(10) JPMorgan Insurance Trust(6)
(11) Lincoln Variable Insurance Products Trust(7)
(12) Lord Abbett Series Fund, Inc(6)
(13) MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III(6)
(14) MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III Letter Agreement(6)
(15) T Rowe Price Equity Series, Inc., T Rowe Price Fixed Income Series, Inc, T Rowe Price Investment Services, Inc.(6)
(16) Vanguard Variable Insurance Fund(6)
(17) Wells Fargo Variable Trust(6)
(18) Wilshire Variable Insurance Trust(6)
(i) Not Applicable
(j) Not Applicable

(k) Legal Opinion(1)
(l) Other Opinions(1)
Consent of Independent Registered Public Accounting Firm Filed Herewith
(m) Not Applicable
(n) Not Applicable
(o) Form of Initial Summary Prospectuses(1)
(p) Not Applicable
(q) Not Applicable
(r) Not Applicable

(1) Filed herewith.
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Separate Account, dated February 14, 2006 (File Nos. 333-129284 and 811-1343).
(3) Incorporated by reference to Initial Registration to Form N-4 Registration Statement for Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, dated October 31, 2006 (File Nos. 333-138322 and 811-21974).
(4) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, dated March 14, 2007 (File Nos. 333-138322 and 811-21974).
(5) Incorporated by reference to Post-Effective Amendment No 14 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, dated April 28, 2014 (File Nos. 333-138322 and 811-21974).
(6) Incorporated by reference to Post-Effective Amendment No 25 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, dated April 28, 2023 (File Nos. 333-138322 and 811-21974).
(7) Incorporated by reference to Post-Effective Amendment No 26 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, dated April 26, 2024 (File Nos. 333-138322 and 811-21974).
(8) Incorporated by reference to Post-Effective Amendment No 27 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, dated April 25, 2025 (File Nos. 333-138322 and 811-21974).
Item 28. Directors and Officers of the Depositor
The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.
Name	Position and Office with Depositor
Marita Zuraitis	Director, Chairman, President & Chief Executive Officer
Ryan E. Greenier	Director, Executive Vice President & Chief Financial Officer
Donald M. Carley	Director, Executive Vice President, General Counsel & Corporate Secretary
Troy M. Gayle	Vice President, Chief Investment Officer & Treasurer
Jennifer L. McGinnis	Vice President

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

Horace Mann Educators Corporation is a publicly held company.

The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Educators Life Insurance Company of America (an Illinois Corporation). Educators Life Insurance Company of America and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly- owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.
Item 30. Indemnification
According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Participant or party-in-interest under a Certificate (i) arising out of any act or omission in the course of, or in connection with, rendering services under the Distribution Agreement, or (ii) arising out of the purchase, retention or surrender of a Certificate; provided however that Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriters
(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Group Annuity Separate Account and Horace Mann Life Insurance Company Allegiance Separate Account A.

(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.
Name	Position with Underwriter
Holley Taylor	Director, President, Chief Executive Officer and Chief Compliance Officer
Donald M. Carley	Director and Chairman
Troy Gayle	Vice President and Treasurer
Linea Michael	Vice President and Secretary
Jeremy Stuenkel	Vice President and Tax Director
Jennifer McGinnis	Director and Vice President
Phyllis Tsai	Financial and Operations Principal
(c) The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant, Horace Mann Life Insurance Company Separate Account, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Company Allegiance Separate Account A, and Horace Mann Life Insurance Group Annuity Separate Account during the fiscal year ended December 31, 2025:.
Name of Principal Underwriter	Net Underwriting Commissions/Discounts	Compensation on Redemptions	Brokerage Commission	Compensation
Horace Mann Investors, Inc.	$9,860,501	N/A	N/A	N/A
Item 32. Location of Accounts and Records
Omitted.

Item 33. Management Services
Not applicable.
Item 34. Fee Representation
Horace Mann Life Insurance Company represents that the fees and charges deducted under the variable annuity contracts described in the prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment to the Registration Statement meets the requirements of Securities Act Rule 485(b) for effectiveness and has duly caused this Registration Statement to be signed on its behalf, in the City of Springfield, and State of Illinois, on this 27th day of April, 2026.
HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
(Registrant)

By:	/s/ DONALD M. CARLEY
Donald M. Carley
Director, Executive Vice President, General Counsel & Corporate Secretary of Horace Mann Life Insurance Company

Horace Mann Life Insurance Company
(Depositor)

By:	/s/ MARITA ZURAITIS
Marita Zuraitis, Director, Chairman, President &
Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
SIGNATURE	TITLE	DATE
/s/ MARITA ZURAITIS	Director, Chairman, President & Chief Executive Officer	April 27, 2026
Marita Zuraitis
/s/ RYAN E GREENIER	Director, Executive Vice President & Chief Financial Officer	April 27, 2026
Ryan E. Greenier
/s/ DONALD M. CARLEY	Director, Executive Vice President, General Counsel & Corporate Secretary	April 27, 2026
Donald M. Carley
/s/ JENNIFER L. MCGINNIS	Vice President	April 27, 2026
Jennifer L. McGinnis

Exhibit Index
(k)	Legal Opinion
(l)	Other Opinions
Consent of Independent Registered Public Accounting Firm
(o)	Form of Initial Summary Prospectuses
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document